FIRST AMERICAN INVESTMENT FUNDS, INC.
FIRST AMERICAN FUNDS, INC.



                               1997 ANNUAL REPORT






      THE POWER OF DISCIPLINED INVESTING
                  [3 PHOTOS]

                                TABLE OF CONTENTS
                               September 30, 1997

Message To Shareholders ...............................................Page 1
Economic and Investment Review ........................................Page 2
Portfolio Performance Discussion ......................................Page 5
     New Funds ........................................................Page 5
     Money Market Funds ...............................................Page 5
         Treasury Obligations
         Government Obligations
         Prime Obligations
     Tax Free Income Funds ............................................Page 6
         Colorado Intermediate Tax Free Fund
         Minnesota Insured Intermediate Tax Free Fund
         Intermediate Tax Free Fund
     Fixed Income Funds ...............................................Page 7
         Limited Term Income Fund
         Intermediate Term Income Fund
         Intermediate Government Bond Fund
         Fixed Income Fund
     Diversified Funds ................................................Page 9
         Asset Allocation Fund
         Balanced Fund
     Growth and Income Funds ..........................................Page 11
         Real Estate Securities Fund
         Equity Income Fund
         Equity Index Fund
         Stock Fund
         Diversified Growth Fund
     Growth Funds .....................................................Page 16
         Special Equity Fund
         Regional Equity Fund
         Emerging Growth Fund
         International Fund
         Health Sciences Fund
         Technology Fund
     First American Funds Footnotes ...................................Page 22
Independent Auditors' Report ..........................................Page 23
Statements of Net Assets ..............................................Page 25
Statements of Operations ..............................................Page 111
Statements of Changes .................................................Page 117
Financial Highlights ..................................................Page 122
Notes to Financial Statement ..........................................Page 129
Notice to Shareholders ................................................Page 139

                             MESSAGE TO SHAREHOLDERS
                               September 30, 1997

Dear Shareholder:

   On behalf of the Board of Directors of First American Funds and First American Investment Funds I am pleased to report to you that the past year was another year of solid investment performance and tremendous asset growth. As of September 30, 1997, total assets had surpassed $16.8 billion, up from $9.8 billion one year ago.

   The past year produced exciting and, at times, breathtaking rides in the stock and bond markets. The market fluctuations of the past year reinforce two vital investment principles: investors should take a long-term approach to investing; and a balanced portfolio of stock, fixed income and money market funds tailored to your risk tolerance and investment objectives can help to reduce the volatility.

   In August, three new First American Funds were introduced. The OREGON INTERMEDIATE TAX FREE and CALIFORNIA INTERMEDIATE TAX FREE FUNDS extend the tax free fund offerings to five funds. The introduction of the MICRO CAP VALUE FUND expanded our equity offerings to 14 funds. In November, we will introduce the SMALL CAP VALUE, INTERNATIONAL INDEX and TAX FREE OBLIGATIONS FUNDS.

   In this report you will learn about the year's economic and investment environment and how it affected Fund results. I would urge you to read the report closely.

   The Board of Directors thanks you for your continued support and confidence in First American Funds. We are confident that the Funds' tradition of conservative management, competitive results and innovative products will continue to serve you well.

Sincerely,

/s/ Virginia L. Stringer

Virginia L. Stringer
Chairman
First American Investment Funds, Inc.
First American Funds, Inc.

                         ECONOMIC AND INVESTMENT REVIEW
                               September 30, 1997

   The close of the First American Funds' fiscal year marked a very successful period for investors. For the fiscal year ended September 30, 1997, the S&P 500 Composite Index produced a 40.43% total return. The Index produced 29.89% and 20.75% average annual returns for the trailing three- and five-year periods, respectively. International equity ownership provided more modest total returns of 12.19% for the fiscal year and 8.84% and 12.34% annualized for the three- and five-year periods as measured by the Morgan Stanley MSCI EAFE Index. Returns from the fixed income markets, measured by the Lehman Government/Corporate Bond Index, were 9.59% for the fiscal year and 9.41% and 6.95% for the three- and five-year periods. The yield on 30- year Treasury bonds fell from 7.82% at the end of September 1994 and 7.40% in September 1992 to 6.40% at the close of the fiscal year.


THE STOCK MARKET

Line graph depicting the yields of 30 year S&P 500 Index and NASDAQ Composite.

[PLOT POINTS GRAPH]

      S&P 500      NASDAQ Composite

Jan-85  172           261
Jan 86  208           329
Jan-87  265           384
Jan-88  250           339
Jan-89  285           389
Jan-90  340           439
Jan-91  325           377
Jan-92  416           616
Jan-93  435           691
Jan-94  473           788
Jan-95  465           758
Jan-90  340           439
Jan-96  614          1025
Jan-97  766          1345
Sep-97  927          1596

TREASURY YIELDS

Line graph depicting the yields of 30 year Treasury Bond and three month Treasury Bills.

[PLOT POINTS GRAPH]

       30 year 3 month                   30 year  3 month
        bonds   bills                      bonds   bills
        11.52   8.06               90      8.24    6.74
Jan-85  11.45   7.76               Jan-91  8.27    6.22
Feb-85  11.47   8.26               Feb-91  8.03    5.94
Mar-85  11.81   8.52               Mar-91  8.29    5.91
Apr-85  11.47   7.95               Apr-91  8.21    5.65
May-85  11.05   7.48               May-91  8.27    5.46
Jun-85  10.45   6.95               Jun-91  8.47    5.57
Jul-85  10.5    7.08               Jul-91  8.45    5.58
Aug-85  10.56   7.13               Aug-91  8.14    5.33
Sep-85  10.61   7.1                Sep-91  7.95    5.22
Oct-85  10.5    7.16               Oct-91  7.93    4.99
Nov-85  10.06   7.24               Nov-91  7.92    4.56
85      9.54    7.1                91      7.7     4.07
Jan-86  9.4     7.07               Jan-92  7.58    3.8
Feb-86  8.93    7.06               Feb-92  7.85    3.84
Mar-86  7.96    6.56               Mar-92  7.97    4.04
Apr-86  7.39    6.06               Apr-92  7.96    3.75
May-86  7.52    6.15               May-92  7.89    3.63
Jun-86  7.57    6.21               Jun-92  7.84    3.66
Jul-86  7.27    5.83               Jul-92  7.6     3.21
Aug-86  7.33    5.53               Aug-92  7.39    3.13
Sep-86  7.62    5.21               Sep-92  7.34    2.91
Oct-86  7.7     5.18               Oct-92  7.53    2.86
Nov-86  7.52    5.35               Nov-92  7.61    3.13
86      7.37    5.53               92      7.44    3.22
Jan-87  7.39    5.43               Jan-93  7.34    3
Feb-87  7.54    5.59               Feb-93  7.09    2.93
Mar-87  7.55    5.59               Mar-93  6.82    2.95
Apr-87  8.25    5.64               Apr-93  6.85    2.87
May-87  8.78    5.66               May-93  6.92    2.96
Jun-87  8.57    5.67               Jun-93  6.81    3.07
Jul-87  8.64    5.69               Jul-93  6.63    3.04
Aug-87  8.97    6.04               Aug-93  6.32    3.02
Sep-87  9.59    6.4                Sep-93  6       2.95
Oct-87  9.61    6.13               Oct-93  5.94    3.02
Nov-87  8.95    5.69               Nov-93  6.21    3.1
87      9.12    5.77               93      6.25    3.06
Jan-88  8.83    5.81               Jan-94  6.29    2.98
Feb-88  8.43    5.66               Feb-94  6.49    3.25
Mar-88  8.63    5.7                Mar-94  6.91    3.5
Apr-88  8.95    5.91               Apr-94  7.27    3.68
May-88  9.23    6.26               May-94  7.41    4.14
Jun-88  9       6.46               Jun-94  7.4     4.14
Jul-88  9.14    6.73               Jul-94  7.58    4.33
Aug-88  9.32    7.06               Aug-94  7.49    4.48
Sep-88  9.06    7.24               Sep-94  7.71    4.62
Oct-88  8.89    7.35               Oct-94  7.94    4.95
Nov-88  9.02    7.76               Nov-94  8.08    5.29
88      9.01    8.07               94      7.87    5.6
Jan-89  8.93    8.26               Jan-95  7.85    5.71
Feb-89  9.01    8.53               Feb-95  7.61    5.77
Mar-89  9.17    8.82               Mar-95  7.45    5.73
Apr-89  9.03    8.65               Apr-95  7.35    5.82
May-89  8.83    8.43               May-95  6.95    5.67
Jun-89  8.27    8.15               Jun-95  6.57    5.63
Jul-89  8.08    7.88               Jul-95  6.72    5.42
Aug-89  8.12    7.9                Aug-95  6.86    5.55
Sep-89  8.15    7.75               Sep-95  6.55    5.28
Oct-89  8       7.64               Oct-95  6.37    5.28
Nov-89  7.9     7.69               Nov-95  6.26    5.36
89      7.9     7.63               95      6.06    5.14
Jan-90  8.26    7.64               Jan-96  6.05    5
Feb-90  8.5     7.74               Feb-96  6.24    4.83
Mar-90  8.56    7.9                Mar-96  6.6     4.96
Apr-90  8.76    7.77               Apr-96  6.79    4.95
May-90  8.73    7.74               May-96  6.93    5.02
Jun-90  8.46    7.73               Jun-96  7.06    5.09
Jul-90  8.5     7.62               Jul-96  7.03    5.15
Aug-90  8.86    7.45               Aug-96  6.84    5.05
Sep-90  9.03    7.36               Sep-96  7.03    5.09
Oct-90  8.86    7.17               Oct-96  6.81    4.99
Nov-90  8.54    7.06               Nov-96  6.49    5.16
                                   96      6.327   5.03
                                   Jan-97  6.83    5.03
                                   Feb-97  6.69    5.01
                                   Mar-97  6.93    5.27
                                   Apr-97  7.088   5.281
                                   May-97  6.75    5.27
                                   Jun-97  6.70    5.25
                                   Jul-97  6.25    5.20
                                   Aug-97  6.80    5.10
                                   Sep-97  7.08    5.01


   One need not look far to discover the confluence of favorable factors that has supported the positive investment environment. Healthy domestic economic growth, combined with declining inflation expectations, and an aging population's heightened focus on investing for financial security have produced an ideal setting for the stock and bond markets. Confident consumers have benefited from a high level of job availability, higher real incomes, and growth in their net worth as the securities markets advanced. Aggressive capital spending strengthened the United States' international competitive position, while the promise of a balanced federal budget built the confidence of our overseas creditors.

   Moderation in everything is often mentioned as a prescription for long life for investors - so too for market advances. Clearly, economic growth at a moderate pace that does not encourage inflation has been the source of today's accommodative monetary policy. Knowing the importance of monetary policy to the stock and bond markets, what is the maximum non-inflationary rate of growth for the domestic economy? A number of well supported opinions are heard, but it would seem that growth closer to 3.0% real Gross Domestic Product (GDP) than 2.0% is possible. As the largest participant in the global economy, the United States has benefited greatly from excess global productive capacity, competitive pricing, and a strong dollar that has increased domestic purchasing power. Substantial rationalization of business structures, heavy investment in productivity enhancing technology, and restrained wage demands in favor of job security are contributing to a potential for greater economic growth without touching off inflation.

                         ECONOMIC AND INVESTMENT REVIEW
                               September 30, 1997

REAL GDP-SEASONALLY ADJUSTED ANNUAL RATE

Graph depicting Real GDP using quarter/quarter % change and year/year % change.

[PLOT POINTS GRAPH]

    Quarter/Quarter   Year/Year                Quarter/Quarter   Year/Year
       % Change       % Change                    % Change       % Change

1988     2.4             4             1994         3               3.1
         4.1             4                          4.7             3.8
         2.4             3.7                        1.8             3.7
         5.1             3.5                        3.6             3.3
1989     4               3.9           1995         0.9             2.7
         3               3.6                        0.3             1.6
         2.2             3.6                        3               2
         0.4             2.4                        2.2             1.6
1990     3.9             2.4           1996         1.8             1.8
         1.2             1.9                        6               3.2
        -1.9             0.9                        1               2.7
        -4              -0.2                        4.3             3.3
1991    -2.1            -1.7           1997E        4.9             4
         1.8            -1.6                        3.3             3.4
         1              -0.8                        3.3             3.9
         1               0.4                        3               3.6
1992     4.7             2.1           1998E        2.8             3.1
         2.5             2.3                        2.7             3
         3               2.8                        2.6             2.8
         4.3             3.6                        2.6             2.7
1993     0.1             2.5
         2               2.3
         2.1             2.1
         5.3             2.4


   The current expansion, now over six years old, has certainly not progressed in a straight line, but it has possessed the capacity to correct imbalances with a series of small inventory adjustments and interest rate fluctuations, resulting from cautious shifts in monetary policy or changes in bond market psychology. No condition is present that points to an end to the economic expansion, although its sheer age suggests a slower pace of growth. Terminal scenarios circulating today range from inflationary boom to deflationary bust, but we expect a period of moderate growth, averaging slightly less than 3.0% real GDP in coming quarters.

   Although inflation should be contained below 3.0%, our concern rests with a visible shortage of skilled workers that threatens to drive labor costs beyond that which can be offset by efficiencies. Signs of employment cost pressure could promote tighter monetary policy and an eventual slowing of economic growth. Monetary restraint would be a strong negative for the securities markets. Knowing that equity ownership has expanded greatly as a portion of household net worth in the past decade, we are concerned that a correction of today's fully priced stock market could adversely influence consumption, corporate profits, and capital investment, in turn.


CONSUMER PRICES

Graph depicting Consumer Prices using quarter/quarter % change and year/year % change.

[PLOT POINTS GRAPH]

    Quarter/Quarter   Year/Year                Quarter/Quarter   Year/Year
       % Change       % Change                    % Change       % Change

1988     4.665308        3.946981      1993         2.918486        3.122765
         4.963709        4.109589                   1.862147        2.815235
         4.555087        4.302628                   3.260476        2.743902
         4.618315        4.700487                   2.023855        2.514552
1989     6.503806        5.157268      1994         2.383030        2.380952
         3.273053        4.731243                   3.754603        2.853198
         4.015241        4.595792                   2.529234        2.670623
         7.061599        5.201204                   2.785411        2.861685
1990     4.121541        4.607922      1995         3.127208        3.048092
         7.084450        5.560011                   2.120068        2.639821
         6.961204        6.299629                   2.463589        2.623388
         3.021696        5.282332                   3.333780        2.759991
1991     2.393909        4.842865      1996         3.394325        2.826468
         3.081669        3.849076                   2.668529        2.964255
         3.357734        2.963147                   3.343406        3.184575
         2.736221        2.891745                   2.372276        2.943704
1992     3.110340        3.071253      1997         3.552955        2.983166
         3.086342        3.072421                   3.012972        3.069433
         3.547542        3.119710                   3.242644        3.044300
         2.939935        3.170790


   The current bond market can best be described as trapped between the fear of excess growth with the risk of higher inflation and a sense that the expansion could progress at a pace that permits continued moderate inflation and possibly lower bond yields. With a forecast of moderate economic growth and some wariness regarding the continuation of very low price inflation, our bond portfolio policy is essentially neutral. Signs of an acceleration in inflation would cause us to shorten portfolio duration quickly.


THE BOND MARKET BALANCE

(Graphic: Scale weighted to the negatives)

NEGATIVES                                 POSITIVES

RESILIENCE OF ECONOMY                     MODERATE ECONOMIC GROWTH
LABOR COST PRESSURE                       LOW REPORTED INFLATION
POSSIBLE REDUCED FOREIGN CAPITAL FLOWS    STABLE TO RISING DOLLAR
FED TIGHTENING                            DIMINISHED FEDERAL DEFICIT


   The strong, globally competitive position of the U.S. economy, the opening of new business opportunities in emerging market-based economies, and the beneficial balance of demand and capacity at low price levels suggest that the secular advance in equities is not over. The potential for correction exists, however. The valuation of the general market is at a very high level, apparently incorporating assumptions about lower interest rates or profit growth that we find exceedingly optimistic. Believing that

                         ECONOMIC AND INVESTMENT REVIEW
                               September 30, 1997

interest rates are confined to a fairly narrow range and expecting far more difficult profit comparisons in coming quarters, we have placed additional emphasis on valuation in our disciplined approach to stock selection. In our portfolio strategy we have balanced exposure to opportunity with a keen appreciation of the volatility of the current market.


THE STOCK MARKET BALANCE

(Graphic: Scale weighted toward the negatives)

NEGATIVES                                 POSITIVES

DIFFICULT PROFIT COMPARISONS AHEAD        SUSTAINED ECONOMIC EXPANSION
MARKET FAIRLY VALUED                      LOW INFLATION
RISK OF HIGHER INTEREST RATES             DEMOGRAPHICALLY BASED DEMAND


   We are pleased to fulfill your unique investment needs through the distinct investment disciplines represented by the First American Funds. Our twin focus on competitive investment return and control of risk will help you achieve your long term investment goals. We appreciate your confidence and look forward to serving you in the coming year.


Sincerely,

/s/ John M. Murphy, Jr.

John M. Murphy, Jr.
Chief Investment Officer
First Asset Management

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

[ILLUSTRATION]

                                    NEW FUNDS

   In August we introduced three new funds to the First American Funds family. THE OREGON INTERMEDIATE TAX FREE and CALIFORNIA INTERMEDIATE TAX FREE FUNDS are our newest additions to the First American line-up of intermediate tax free funds. THE MICRO CAP VALUE FUND adds a new component to our value funds line-up.

   Both the OREGON and CALIFORNIA INTERMEDIATE TAX FREE FUNDS have an objective of providing current income that is free from federal and appropriate state income taxes to the extent consistent with preservation of capital. Intermediate municipal bonds provide an excellent source for generating tax-free income with lower volatility than long-term municipal bonds.

   The MICRO CAP VALUE FUND has an objective of capital appreciation. The Fund will invest the majority of its assets in companies with market capitalizations below $500 million. With the addition of this Fund, First American Funds now offer value equity management across micro, small, mid and large capitalization funds.

                               MONEY MARKET FUNDS

INVESTMENT OBJECTIVES: TO PROVIDE MAXIMUM CURRENT INCOME WHILE PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

   First American Funds offers three money market funds: Treasury Obligations, Government Obligations and Prime Obligations. The aggregate net assets of these Funds have grown from $6.3 billion one year ago to $9 billion.

   The TREASURY OBLIGATIONS FUND invests in U.S. Treasury obligations and repurchase agreements related to such securities. As of fiscal year-end, the Fund has outperformed its average peer for 11 consecutive quarters.* Fund assets grew from $1.9 billion to $3.7 billion during the year. For the fiscal year ended September 30, 1997, the Institutional Class C shares seven day effective yield was 5.32% and the average weighted maturity was 37 days. This Fund is rated Triple-A by both Moody's and Standard & Poor's.

   The GOVERNMENT OBLIGATIONS FUND invests in short-term debt obligations issued or backed by the U.S. Government or its agencies and repurchase agreements related to such securities. As of fiscal year-end, the Fund has performed in the top quartile of its universe for 19 consecutive quarters.* Fund assets grew from $1 billion to $1.3 billion during the year. For the fiscal year ended September 30, 1997, the Institutional Class C seven day effective yield was 5.34% and the average weighted maturity was 42 days.

   The PRIME OBLIGATIONS FUND invests in short-term debt obligations issued or backed by the U.S. Government or its agencies, and corporate obligations including high grade commercial paper, corporate debt, loan participation interests and repurchase agreements. As of fiscal year-end, the Fund has performed in the top quartile of its universe for 19 consecutive quarters.* Fund assets grew from $3.4 billion to $3.9 billion during the year. For the fiscal year ended September 30, 1997, the Institutional Class C seven day effective yield was 5.48% and the average weighted maturity was 40 days.

   * ON A GROSS YIELD BASIS AS REPORTED BY IBC

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

[ILLUSTRATION]

                              TAX FREE INCOME FUNDS

   The First American Tax Free Funds are designed to provide a balance of high levels of tax-exempt income, relative price stability and long-term total return potential. We attempt to accomplish these goals by maintaining intermediate-term average maturities, which capture much of the yield of long-term bonds with less volatility, and by investing in a diversified mix of investment grade securities.

   Our Tax Free Funds were somewhat defensively positioned during the past year with average maturities short of our benchmark. This strategy reflected our view that the U.S. economy would remain stronger in 1997 than was widely expected, and that was the case. The surprise was the benign behavior of inflation in spite of healthy employment levels that would normally be expected to translate into rising wages and, eventually, into higher prices for goods and services. So far that pattern has not developed, in part because of global competition and the effects of a rising dollar, and in part because of high levels of domestic productivity. The bond market has responded positively to this environment, and interest rates could drift even lower if prices continue to be restrained. On the other hand, market reaction would be very adverse if there were any signs of resurgent inflation.

   For the fiscal year ended September 30, 1997, the COLORADO INTERMEDIATE TAX FREE FUND produced a total return of 7.11%, the MINNESOTA INSURED INTERMEDIATE TAX FREE FUND a total return of 6.72% and the INTERMEDIATE TAX FREE FUND a total return of 6.84%. The Lehman 7 Year G.O. Bond Index produced a return of 8.08% during the same period. The First American Tax Free Funds have produced very good risk-adjusted returns, and each Fund has an overall and three-year four-star rating from Morningstar for the period ended September 30, 1997.

   As is customarily the case, the credit quality of the Tax Free Funds remains quite high. We avoid securities such as leveraged derivatives or other exotic instruments that could adversely affect Fund returns.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

       First American Colorado    First American Colorado
       Intermediate Tax Free       Intermediate Tax Free      Lehman Brothers
       Fund (Class A adjusted)        Fund (Class C)         7-Year G.O. Index


4/94            9700                       10000                   10000
9/94            9814                       10128                   10104
9/95           10655                       10986                   11185
9/96           11123                       11468                   11684
9/97           11914                       12283                   12628

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


              Class A    Class A    Class C   Lehman
                         Adjusted              G.O.
1 year         7.11%      3.92%     7.11%     8.08%
3 years        6.68%      5.61%     6.64%     7.72%
Inception      6.81%      5.88%     6.81%      N/A

The inception date of the Class A and Class C shares is 4/4/94.
The performance reflected in the graph begins on 4/30/94.
The performance reflected in the table begins on the inception date of Class A shares.

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

         First American Minnesota
           insured Intermediate     First American Minnesota
              Tax Free Fund           insured Intermediate      Lehman Brothers
            (Class A adjusted)       Tax Free Fund (Class C)   7-Year G.O. Index

2/94              9700                       10000                   10000
9/94              9557                        9863                    9919
9/95             10365                       10685                   10980
9/96             10863                       11198                   11470
9/97             11593                       11917                   12396

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


              Class     Class A    Class C    Lehman
                A       Adjusted               G.O.
1 year        6.72%      3.49%      6.42%     8.08%
3 years       6.65%      5.56%      6.51%     7.72%
Inception     5.02%      4.14%      4.94%      N/A

The inception date of the Class A and Class C shares is 2/25/94
The performance reflected in the graph begins on 2/28/94.
The performance reflected in the table begins on the inception date of Class A shares.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

    First American Intermediate
           Tax Free Fund          First American Intermediate   Lehman Brothers
         (Class A adjusted)         Tax Free Fund (Class C)    7-Year G.O. Index

12/87          9700                           10000                  10000
9/88          10165                           10479                  10550
9/89          10660                           10989                  11253
9/90          11222                           11569                  12029
9/91          12246                           12625                  13463
9/92          13129                           13535                  14745
9/93          14266                           14707                  16377
9/94          14087                           14523                  16223
9/95          15376                           15852                  17959
9/96          16061                           16541                  18760
9/97          17159                           17658                  20276

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


              Class A    Class A     Class C     Lehman
                         Adjusted                 G.O.
1 year         6.84%      3.63%       6.75%      8.08%
3 years        6.80%      5.71%       6.73%      7.72%
5 years        5.50%      4.85%       5.46%*     6.58%
Inception      6.09%      5.75%       6.07%*      N/A

The inception date of the Class A shares is 12/22/87 and the inception date of the Class C shares is 2/4/95.
The performance reflected in the graph begins on 12/31/87.
The performance reflected in the table begins on the inception date of Class A shares.

*The performance presented links the performance of Class C shares which were created on Feb. 4, 1994 with the performance of Class A shares which were the only class of shares issued by the Fund from inception on Dec. 22, 1987. The annualized since inception return of Class C shares from the date they were created is 4.65%.


                               FIXED INCOME FUNDS

   First American Fixed Income Funds are designed to produce a high quality stream of income with varying degrees of price volatility to match investor needs and risk preferences. The LIMITED TERM INCOME FUND holds securities with maturities of three years or less, and restricts the average portfolio maturity to two years or less. The Fund holds some government securities, but emphasizes high quality asset-backed, mortgage-backed and corporate securities for extra income. The INTERMEDIATE TERM INCOME FUND invests in the same mix of securities, but its average maturity is limited to seven years or less. The INTERMEDIATE GOVERNMENT BOND FUND also restricts its average maturity to seven years or less, and in addition invests only in U.S. Treasury or government agency securities exempt from state income taxes. THE FIRST AMERICAN FIXED INCOME FUND invests in securities from one to 30 years, and is designed to replicate the bond market as a whole. The Fund invests in a mix of government, investment grade corporate and mortgage-backed securities.

   Our Funds have been somewhat defensively positioned since early in the year, and that had a dampening effect on returns during the second and third quarters when interest rates declined and bond prices rose. This strategy reflected our view that the U.S. economy would remain stronger in 1997 than was widely expected, and that was the case. The surprise was the benign behavior of inflation in spite of a healthy economy and tight labor market conditions. At this stage of the business cycle sustained high employment levels would normally be expected to translate into rising wages and, eventually into higher prices for goods and services. So far that pattern has not developed, in part because of global competition and the effects of a rising dollar, and in part because of high levels of domestic productivity. The bond market has responded positively to this environment, and interest rates could drift even lower if prices continue to be restrained. On the other hand, market reaction would be very adverse if there were any signs of resurgent inflation.

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

[ILLUSTRATION]

   Yield spreads continue to be very narrow, and there is not a great deal of yield advantage to be gained from lower quality securities.

   The LIMITED TERM INCOME FUND currently consists of a mix of Treasuries, mortgage-and asset-backed securities, and investment grade corporate notes, with the emphasis on non-government instruments. Although yields are narrower than they have been for a number of years, some advantage to Treasuries remains in good instruments. The Fund's strategy continues to be to capture that incremental return, rather than make major bets on the direction of short-term interest rates.

   The FIXED INCOME and INTERMEDIATE TERM INCOME FUNDS have added several very high quality, well-structured mortgage securities in the short-to-middle portion of the yield curve in order to add some incremental yield to the portfolios without taking excessive risk. Even if spreads widen in general, the spreads on these issues should widen less than on lower quality or longer maturity issues.

   The overall credit quality of all the First American Fixed Income Funds remains quite high and, in keeping with our philosophy of constraining portfolio risk, none of the Funds own any leveraged derivatives or other high risk investments that could adversely affect the Funds' returns during less favorable market conditions.

   For the fiscal year ended September 30, 1997, the LIMITED TERM INCOME FUND had a return of 6.09%, compared to a return of 6.21% for the Merrill Lynch 1 year Treasury Bill Index. The INTERMEDIATE TERM INCOME FUND had a return of 7.19%, compared with the Lehman Intermediate Government/ Corporate Bond Index return of 8.20%. The INTERMEDIATE GOVERNMENT BOND FUND had a return of 7.06%, compared with the Lehman Intermediate Government Bond Index return of 7.83%. The FIXED INCOME FUND had a return of 8.26%, compared with the Lehman Government/ Corporate Bond Index return of 9.59%.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

         First American
          Limited Term           First American
           Income Fund            Limited Term             Merrill Lynch
        (Class A adjusted)    Income Fund (Class C)   1-Year Treasury Index

12/92         9800                   10000                    10000
9/93         10137                   10344                    10293
9/94         10361                   10573                    10552
9/95         11042                   11267                    11265
9/96         11697                   11935                    11906
9/97         12409                   12662                    12646

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


              Class A     Class A     Class C    Merrill
                          Adjusted                Lynch
1 year         6.09%       3.99%       6.09%      6.21%
3 years        6.20%       5.49%       6.20%      6.22%
Inception      5.08%       4.65%       5.08%*      N/A

The inception date of the Class A shares is 12/14/92 and the inception date of the Class C shares is 2/4/94.
The performance reflected in the graph begins on 12/31/92.
The performance reflected in the table begins on the inception date of Class A shares.

*The performance presented links the performance of Class C shares which were created on Feb. 4, 1994 with the performance of Class A shares which were the only class of shares issued by the Fund from inception on Dec. 14, 1992. The annualized since inception return of Class C shares from the date they were created is 5.42%.

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

       First American
      Intermediate Term        First American         Lehman Intermediate
         Income Fund          Intermediate Term    Term Government/Corporate
     (Class A adjusted)     Income Fund (Class C)          Bond Index

                              [Graph 2 - No Data]


PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


                                                     Lehman
              Class A     Class A     Class C     Intermediate
                          Adjusted                  Gov./Corp.
1 year         7.19%       3.14%       6.98%          8.20%
3 years        7.76%       6.40%       7.69%          8.17%
Inception      6.09%       5.24%       6.04%*           N/A

The inception date of the Class A shares is 12/14/92 and the inception date of the Class C shares is 2/4/94.
The performance reflected in the graph begins on 12/31/92.
The performance reflected in the table begins on the inception date of Class A shares.

*The performance presented links the performance of Class C shares which were created on Feb. 4, 1994 with the performance of Class A shares which were the only class of shares issued by the Fund from inception on Dec. 14, 1992. The annualized since inception return of Class C shares from the date they were created is 5.84%.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

          First American
      Intermediate Government       First American         Lehman Intermediate
            Bond Fund           Intermediate Government      Term Government
        (Class A adjusted)        Bond Fund (Class C)          Bond Index

12/87          9700                     10000                     10000
9/88          10114                     10426                     10575
9/89          10903                     11241                     11594
9/90          11780                     12144                     12588
9/91          12990                     13392                     14298
9/92          14141                     14578                     16078
9/93          14846                     15306                     17308
9/94          14679                     15116                     17048
9/95          16120                     16600                     18859
9/96          16902                     17387                     19821
9/97          18095                     18616                     21373

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


                                                  Lehman
              Class A    Class A    Class C    Intermediate
                         Adjusted                  Gov.
1 year         7.06%      3.89%      7.07%        7.83%
3 years        7.22%      6.13%      7.19%        7.83%
5 years        5.06%      4.43%      5.04%*       5.86%
Inception      6.67%      6.33%      6.65%*        N/A

The inception date of the Class A shares is 12/22/87 and the inception date of the Class C shares is 2/4/94.
The performance reflected in the graph begins on 12/31/87.
The performance reflected in the table begins on the inception date of Class A shares.

*The performance presented links the performance of Class C shares which were created on Feb. 4, 1994 with the performance of Class A shares which were the only class of shares issued by the Fund from inception on Dec. 22, 1987. The annualized since inception return of Class C shares from the date they were created is 5.38%.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

        First American Fixed     First American             Lehman
            Income Fund         Fixed Income Fund    Government/Corporate
         (Class A adjusted)         (Class C)             Bond Index

12/87           9625                 10000                  10000
9/88           10085                 10478                  10656
9/89           11162                 11597                  11861
9/90           11921                 12386                  12662
9/91           13548                 14076                  14672
9/92           15215                 15808                  16613
9/93           16615                 17262                  18516
9/94           16131                 16760                  17750
9/95           18193                 18915                  20297
9/96           19037                 19842                  21212
9/97           20609                 21536                  23247

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


            Class A    Class A    Class B   Class B    Class C     Lehman
                       Adjusted             Adjusted             Gov./Corp.
1 year       8.26%      4.19%     7.40%      2.40%      8.54%      9.59%
3 years      8.51%      7.15%     7.65%      6.48%      8.72%      9.41%
5 years      6.26%      5.45%      N/A        N/A       6.38%*     6.95%
Inception    8.18%      7.76%     7.02%      6.19%      8.25%*      N/A

The inception date of the Class A shares is 12/22/87 and the inception date of the Class C shares is 2/4/94.
The performance reflected in the graph begins on 12/31/87.
The performance reflected in the table begins on the inception date of Class A shares.

*The performance presented links the performance of Class C shares which were created on Feb. 4, 1994 with the performance of Class A shares which were the only class of shares issued by the Fund from inception on Dec. 22, 1987. The annualized since inception return of Class C shares from the date they were created is 6.15%.


                                DIVERSIFIED FUNDS

                              ASSET ALLOCATION FUND

   INVESTMENT OBJECTIVE: TO PROVIDE MAXIMUM TOTAL RETURN OVER THE LONG TERM.

   For the fiscal year ended September 30, 1997, the Fund produced a total return of 19.39%, compared with the S&P 500 Composite Index return of 40.43% and the Lehman Government/Corporate Index return of 9.59%.

   These results are consistent with the Fund's objective of providing a long-term total return higher than the bond market, and with lower volatility than the equity market. We use a proprietary quantitative model to allocate the investments in this Fund among three asset classes: common stocks included in the S&P 500 Composite Index, direct obligations of the U.S. Treasury and short-term cash instruments.

   Based on the performance history of these asset classes,

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

the model forecasts future performance trends. We then vary investments in the Fund to be more heavily weighted in the asset classes showing the most favorable return outlook.

   We began the year with the greatest allocation in equities. The Fund held 48% equities, 23% bonds and 29% cash. Throughout the fiscal year, the equity allocation in the Fund varied from 31% to 50%. The bond allocation ranged from 17% to 31%. The cash allocation fluctuated from 29% to 51%. At year-end, the Fund held 35% equities, 21% bonds and 44% cash.

   In September, we notified Asset Allocation Fund shareholders that, pending shareholder approval at the Oct. 31, 1997 shareholder meeting, this Fund will be merged with the First American Balanced Fund. We are doing this for several reasons. The investment objective for both Funds is similar, and by merging these two Funds we will create efficiencies in fund management and economies of scale for the combined funds. Additionally, the investment returns for the Balanced Fund have exceeded the returns of the Asset Allocation Fund since inception in 1992.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

                                                                       Lehman
       First American         First American                         Government/
      Asset Allocation       Asset Allocation   Standard & Poor's    Corporate
   Fund (Class A adjusted)    Fund (Class C)   500 Composite Index   Bond Index

12/92      9550                   10000              10000              10000
9/93      10266                   10750              10755              11138
9/94      10452                   10940              11152              10677
9/95      12491                   13101              14464              12209
9/96      14001                   14722              17403              12760
9/97      16716                   17620              24439              13983

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


            Class A   Class A   Class B   Class B    Class C    Lehman     S&P
                      Adjusted            Adjusted            Gov./Corp.   500
1 year      19.39%     14.04%    18.55%    13.55%    19.69%     9.59%     40.43%
3 years     16.94%     15.16%    16.07%    15.07%    17.22%     9.41%     29.89%
Inception   12.50%     11.42%    15.44%    14.73%    12.66%*     N/A        N/A

The inception date of the Class A shares is 12/14/92, the inception date of the Class B shares is 8/15/94, and the inception date of the Class C shares is 2/4/94.
The performance reflected in the graph begins on 12/31/92.
The performance reflected in the table begins on the inception date of Class A shares.

*The performance presented links the performance of Class C shares which were created on Feb. 4, 1994 with the performance of Class A shares which were the only class of shares issued by the Fund from inception on Dec. 14, 1992. The annualized since inception return of Class C shares from the date they were created is 13.66%.


                                  BALANCED FUND

INVESTMENT OBJECTIVE: TO PROVIDE MAXIMUM TOTAL RETURN.

   For the fiscal year ended September 30, 1997, the Balanced Fund produced a total return of 25.80% as compared to a Balanced Composite Index of 28.09% and 24.03% for the Lipper Balanced Fund Average. On a three-year basis, the Balanced Fund has produced a total return of 20.59% as compared to the Balanced Composite Index of 21.69% and the return of 18.53% for the Lipper Balanced Funds Average.

   The Balanced Fund has maintained an excellent risk/return profile and, as of September 30, 1997, had an overall and three-year four-star Morningstar rating and a 5 (out of 5) category rating. Category ratings are based upon comparisons to similar funds. The Fund has a balanced mix of equity and fixed income securities with a long-term target of 60% equity securities and 40% fixed income securities. We believe this mix will allow the Fund to provide the necessary diversification in face of the sometimes turbulent financial markets. With the stock market at record highs, we believe that more than ever before it is important to maintain an investment portfolio that is diversified between stocks and bonds. This strategy has proved to be successful because the Fund is in the upper 30% of balanced funds for the three-year period ended September 30, 1997, as reported by Lipper Analytical Services.

   The equity portion of the Balanced Fund is managed identically to the First American Stock Fund. The bond portion of the Balanced Fund is managed identically to the First American Fixed Income Fund. Please refer to the commentary on these Funds for complete discussion of the strategies employed.

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

                                                   Standard &
     First American    First American   Balanced     Poor's          Lehman
     Balanced Fund      Balanced Fund  Composite  500 Composite    Government/
   (Class A adjusted)     (Class C)     Index**      Index       Corporate Index


12/92     9550              10000        10000        10000           10000
9/93     10484              10978        10911        10755           11138
9/94     10802              11316        10971        11152           10677
9/95     13024              13680        13556        14464           12209
9/96     15057              15854        15454        17403           12760
9/97     18941              20003        19795        24439           13983

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


             Class A     Class A     Class B     Class B   Class C    Balanced
                         Adjusted                Adjusted             Composite
1 year       25.80%       20.13%      24.93%      19.93%    26.17%     28.09%
3 years      20.59%       18.74%      19.69%      18.75%    20.91%     21.70%
Inception    15.49%       14.39%      18.62%      17.95%    15.70%*      N/A

The inception date of the Class A shares is 12/14/92, the inception date of the Class B shares is 8/15/94, and the inception date of the Class C shares is 2/4/94.
The performance reflected in the graph begins on 12/31/92.
The performance reflected in the table begins on the inception date of Class A shares.

* The performance presented links the performance of Class C shares which were created on Feb. 4, 1994 with the performance of Class A shares which were the only class of shares issued by the Fund from inception on Dec. 14, 1992. The annualized since inception return of Class C shares from the date they were created is 16.67%.

**Benchmark is comprised of two unmanaged benchmarks, weighted 60% Standard &
  Poor's 500 Composite Index and 40% Lehman Government/Corporate Bond Index. Previously the Fund used both the Standard & Poor's 500 Corporate Index and the Lehman Government/Corporate Bond Index. Going forward, the Fund will also use a blended index as a comparison because it is better suited to the Fund's objective.


                             GROWTH AND INCOME FUNDS

                           REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE: TO PROVIDE ABOVE AVERAGE CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION.

   For the fiscal year ended September 30, 1997, the Fund produced a total return of 36.77%, compared with 40.88%for the Morgan Stanley REIT Index.

   This Fund invests in income-producing equity securities of companies mainly engaged in the real estate industry. We invest the majority of the Fund's total assets in equity Real Estate Investment Trusts (REITs). During the year, market conditions improved significantly for most segments of the U.S. commercial real estate sector, and we believe the fundamentals remain positive. The trend toward securitization of U.S. commercial real estate continues, with the total market capitalization of equity REITs approximately doubling from a year ago to over $115 billion. Consolidation of the sector appears to be accelerating with several mergers between publicly traded real estate companies completed or announced during the year.

   In many areas of the country, the real estate supply and demand environment has tightened so that new development is increasingly attractive. Development activity, however, continues to be disciplined by better market information availability, increased scrutiny from the public equity market and the Wall Street investment community and continued, relatively strict lending criteria among the traditional sources of capital.

   The apartment sector has been the furthest along in its recovery, while the office sector's recovery has accelerated significantly over the past 12 months, with declining vacancy rates and increasing rents. The Southern California market, particularly the Los Angeles metro area and the New York City greater metropolitan area, appear to be the laggards in the recovery but are also improving.

   The Fund benefited during the year from its overweighted position in the full-service hotel sector because room occupancy rates and daily rental rates continued to improve. Starwood Lodging and Patriot American, two of the Fund's larger holdings, provided particularly strong gains. Office and Industrial companies Cali Realty, Bedford Properties and Crescent Real Estate were also standout performers. Equity Residential, one of the Fund's apartment holdings, was among the strongest performers. The company's management has continued its aggressive acquisition strategy. It has completed one major acquisition of another public company, Wellsford Residential, and it has announced a proposed merger with Evans Withycombe, which is another of the Fund's holdings.

   The Fund remains well diversified, with significant holdings in the retail, healthcare and self-storage sectors, in order to capture the better than average current yields provided. However, total returns produced in these sectors generally lagged the other real estate sectors for the period.

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

[ILLUSTRATION]

Excel Realty and JDN Realty, two of the Fund's retail holdings, were exceptional performers relative to the rest of the sector.

   The Fund strategy also continues to emphasize the geographic areas and segments of the market with strong long-term fundamentals and companies with superior management, business plans and execution.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

        First American
          Real Estate          First American
        Securities Fund          Real Estate
      (Class A adjusted)   Securities Fund (Class C)   Morgan Stanley REIT Index

6/95         9550                   10000                       10000
9/95        10046                   10519                       10411
9/96        11871                   12469                       12313
9/97        16236                   17091                       17347

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


             Class A    Class A     Class B     Class B     Class C     MS
                        Adjusted                Adjusted               REIT
1 year       36.77%      30.65%      35.77%      30.77%      37.07%   40.88%
Inception    27.09%      24.19%      26.00%      24.00%      26.87%     N/A

The inception date of the Class A shares is 9/29/95, the inception date of Class B shares is 9/29/95 and the inception date of the Class C shares is 6/30/95.
The performance reflected in the graph begins on 6/30/95.
The performance reflected in the table begins on the inception date of Class A shares.


                              EQUITY INCOME FUND

INVESTMENT OBJECTIVE: TO PROVIDE LONG-TERM GROWTH OF CAPITAL AND INCOME.

   For the fiscal year ended September 30, 1997, the Fund produced a total return of 31.16%, compared with 31.18% for the Equity Income Composite Index. Historically, yield-oriented stocks underperform the broad market during strong markets and outperform the broad market during weak markets. The conservative investment strategy we have employed for this Fund has resulted in excellent risk-adjusted returns for Fund shareholders. As of September 30, 1997, the Fund had an overall and three-year four-star rating from Morningstar and a category rating of 5 (out of 5). Category ratings are based upon comparisons to similar funds.

   The continued strength of the U.S. economy and corporate profits have resulted in several of the Fund's holdings performing well. The solid performance of Ford Motor reflected its strong product line and better-than-expected profits. Other economically sensitive holdings that performed well included DuPont, General Electric and Great Northern Iron Ore.

   The generally favorable interest rate environment continued to provide a supportive backdrop for the interest-rate sensitive financial sector. Several of the Fund's financial holdings were strong performers during the year. Bank of New York, IPC Holdings and American Express were among the best performers in the Fund. American Express has made measurable progress in re-energizing some of its core divisions--including its credit card business, which is experiencing a turnaround in market share.

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

   The Real Estate Investment Trust sector continues to offer some of the highest current yields available in the equity market. The economic fundamentals of United States commercial real estate markets continue to improve with generally rising occupancy rates and rents. The Fund continues to maintain significant holdings in the sector. Crescent Real Estate, a diversified real estate company, was one of the Fund's top performers for the period.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

     First American
     Equity Income    First American   Equity Income  Standard & Poor's       Lehman
      Fund (Class A    Equity Income     Composite      500 Composite       Government/
        adjusted)     Fund (Class C)      Index**           Index        Corporate Index
4/94      9550            10000           10000             10000             10000
9/94      9889            10355           10319             10532              9926
9/95     11675            12244           12830             13660             11350
9/96     13590            14300           14727             16436             11862
9/97     17825            18797           19091             23081             13000

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


             Class A    Class A    Class B    Class B    Class C   Composite
                        Adjusted              Adjusted               Index
1 year       31.16%     25.22%     30.06%      25.06%    31.45%      31.18%
3 years      21.70%     19.83%     20.77%      19.85%    21.99%      23.79%
Inception    19.17%     17.63%     20.07%      19.42%    19.41%*       N/A

The inception date of the Class A shares is 3/25/94, the inception date of the Class B shares is 8/15/94 and the inception date of the Class C shares is 8/2/94.
The performance reflected in the graph begins on 3/31/94.
The performance reflected in the table begins on the inception date of Class A shares.

* The performance presented links the performance of Class C shares which were created on Aug. 2, 1994 with the performance of Class A shares which were the only class of shares issued by the Fund from inception on Mar. 25, 1994. The annualized since inception return of Class C shares from the date they were created is 20.92%.

   Performance is presented for the period beginning 3/31/94, the date U.S. Bank National Association, formerly First Bank National Association, became the Adviser of the Equity Income Fund. The inception date of the Fund was 12/18/92. The per share income and capital changes for this Fund since 12/18/92 can be found in the financial highlights and the prospectus. The average annual total return figures for one, five and ten year periods (or from inception) are available upon request.

** Benchmark is comprised of two unmanaged benchmarks, weighted 70% Standard &
   Poor's 500 Composite Index and 30% Lehman Government/Corporate Bond Index.

   Previously the Fund used both the Standard and Poor's 500 Composite Index and the Lehman Government/Corporate Bond Index. Going forward, the Fund will also use a blended index as a comparison because it is better suited to the Fund's objective.


                                EQUITY INDEX FUND

INVESTMENT OBJECTIVE: INVESTMENT RESULTS THAT CORRESPOND TO THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

      First American Equity    First American Equity
           Index Fund               Index Fund           Standard & Poor's
       (Class A adjusted)            (Class C)          500 Composite Index

12/92         9550                     10000                   10000
9/93         10267                     10751                   10755
9/94         10601                     11100                   11152
9/95         13644                     14338                   14464
9/96         16363                     17203                   17403
9/97         22821                     24058                   24439

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


             Class A   Class A     Class B    Class B     Class C    S&P
                       Adjusted               Adjusted               500
1 year       39.47%     33.19%     38.45%      33.45%     39.85%    40.43%
3 years      29.12%     27.17%     28.17%      27.36%     29.41%    29.89%
Inception    20.04%     18.90%     27.10%      26.52%     20.22%*     N/A

The inception date of the Class A shares is 12/14/92, the inception date of the Class B shares is 8/15/94, and the inception date of the Class C shares is 2/4/94.
The performance reflected in the graph begins on 12/31/92.
The performance reflected in the table begins on the inception date of Class A shares.

*The performance presented links the performance of Class C shares which were created on Feb. 4, 1994 with the performance of Class A shares which were the only class of shares issued by the Fund from inception on Dec. 14, 1992. The annualized since inception return of Class C shares from the date they were created is 23.65%.

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

                                   STOCK FUND

INVESTMENT OBJECTIVE: TO PROVIDE LONG-TERM GROWTH OF CAPITAL WITH A SECONDARY GOAL OF CURRENT INCOME.

   For the fiscal year ended September 30, 1997, the Fund produced a total return of 38.82%, compared with the S&P 500 Composite Index return of 40.43%. The Fund's five-year annualized return is 22.01%, compared with the S&P 500 Composite Index return of 20.75%.

   The Stock Fund is a value oriented Fund that seeks to achieve a favorable balance between appreciation potential and risk. The Fund invests in large capitalization stocks with market values in excess of $500 million that are fundamentally sound and at attractive valuations.

   We seek to limit risk by holding 50 to 60 securities. Risk is further reduced by a disciplined investment process that identifies companies with sound fundamentals and attractive valuations that also possess a catalyst for change, such as restructuring or new management. Individual security positions are generally built slowly over time and carefully managed in order to avoid excessive concentrations in any individual sector or industry. We employ a management team composed of seven professionals averaging 21 years of experience. The team provides a peer review process that ensures the consistent application of purchase and sale disciplines. The disciplined value based investment approach has resulted in excellent risk adjusted returns. As of September 30, 1997, the Fund had an overall and three-year five-star rating from Morningstar and a 5 (out of 5) category rating. Category ratings are based upon comparisons to similar funds. On a five year basis the Fund's returns are in the top 5% of Growth and Income Fund returns, as measured by Lipper Analytical Services.

   In general, individual security selection has been key to the Fund's long-term performance. For example, the Fund has owned W. R. Grace for almost two years, anticipating the benefits of corporate restructuring. The company recently announced a significant merger, and the stock rose sharply. Another Fund holding, Elf Acquitaine, a large international oil company, is in the midst of major restructuring. The restructuring should lower costs and enhance long-term hydrocarbon production. The stock also represents an excellent opportunity to benefit from favorable energy market conditions.

   During the past year, the Fund also benefited from favorable economic conditions and the "unlocking" of shareholder value--the result of corporate restructuring, a catalyst associated with nearly one-half of the individual securities owned in the Fund.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

        First American
          Stock Fund           First American        Standard & Poor's
      (Class A adjusted)    Stock Fund (Class C)    500 Composite Index

12/87         9550                 10000                   10000
9/88         10021                 10494                   11309
9/89         12508                 13097                   15034
9/90         11576                 12121                   13647
9/91         14545                 15231                   17891
9/92         15688                 16428                   19875
9/93         18170                 19027                   22447
9/94         19689                 20617                   23275
9/95         24663                 25875                   30187
9/96         30557                 32167                   36321
9/97         42420                 44754                   51006

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


             Class A    Class A    Class B    Class B   Class C      S&P
                        Adjusted              Adjusted               500
1 year       38.82%      32.60%     37.71%     32.71%    39.13%    40.43%
3 years      29.15%      27.18%     28.16%     27.34%    29.48%    29.89%
5 years      22.01%      20.89%       N/A        N/A     22.20%    20.75%
Inception    16.57%      16.02%     26.71%     26.13%    16.66%*     N/A

The inception date of the Class A shares is 12/22/87, the inception date of the Class B shares is 8/15/94, and the inception date of the Class C shares is 2/4/94.
The performance reflected in the graph begins on 12/31/87.
The performance reflected in the table begins on the inception date of Class A shares.

*The performance presented links the performance of Class C shares which were created on Feb. 4, 1994 with the performance of Class A shares which were the only class of shares issued by the Fund from inception on Dec. 22, 1987. The annualized since inception return of Class C shares from the date they were created is 24.21%.


                             DIVERSIFIED GROWTH FUND

INVESTMENT OBJECTIVE: TO PROVIDE LONG-TERM GROWTH OF CAPITAL WITH A SECONDARY GOAL OF CURRENT INCOME.

   For the fiscal year ended September 30, 1997, the Fund's total return was 32.69%, compared to 40.43% for the S&P 500. In an absolute sense, the performance has been very

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

strong--at levels too high to sustain over the long term--but results have not met our target relative to the market indices. That being said, the Fund maintains an attractive risk/return profile and had an overall and three-year four-star rating from Morningstar as of September 30, 1997.

   Following its strategy, the Fund maintains broad diversification among the major market sectors. Issues are generally quite fully valued, which is not surprising considering the length of time the overall market has been rising without a significant correction. However, we continue to see attractive investment opportunities. The Fund is modestly overweighted in technology, health care and financial issues. We remain underweighted in the economically cyclical sectors, such as industrial commodities and durable goods.

   Individual issues that aided performance in the past year included Nokia, Signet Banking, Microsoft, Schlumberger and Medtronic. Nokia is one of the two largest producers of wireless phone handsets. Developed economies have seen continued demand for wireless phones. Nokia's sales rose more than 40% in recent quarters, resulting in earnings doubling.

   First Union acquired Signet Banking, a leading regional bank in the Southeast, because of its strong market franchise. The stock made much of its move when First Union agreed to acquire the company. The Fund expects to retain its position in First Union because of its strong prospects as the sixth largest bank in the country.

   Microsoft continues to be the largest and most profitable company in the desktop computing marketplace, driven largely by the strength of its operating system software. Net profit margins have risen to about one-third of sales. Sales have slowed in recent quarters, however, as the company is between major product cycles such as Window 95 and Windows NT, both of which had a major impact in the past two years.

   Schlumberger is a leader in oil field services, an industry that has experienced a resurgence in profitability following many years of low profitability. Natural gas supplies in the United States have finally shrunk to relatively modest levels, and energy companies are stepping up their exploration and development spending to develop new supplies.

   One of our biggest disappointments has been the performance of Columbia/HCA Healthcare. The company operates the largest chain of privately owned hospitals in the country, but has been a poor performer since the government announced that it was investigating the company for fraud. The company has replaced its top management, but the stock price has fallen to less than what it was a year ago. The current valuation is very low, but considerable uncertainty remains. Going forward, the stock appears undervalued relative to even our very reduced expectations.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

         First American            First American
     Diversified Growth Fund   Diversified Growth Fund    Standard & Poor's
       (Class A adjusted)            (Class C)           500 Composite Index

4/94         9550                     10000                     10000
9/94         9814                     10288                     10532
9/95        12877                     13536                     13660
9/96        15115                     15916                     16436
9/97        20057                     21128                     23081

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


             Class A    Class A     Class B     Class B     Class C   S&P
                        Adjusted                Adjusted              500
1 year       32.69%      26.74%      31.42%      26.42%     32.75%   40.43%
3 years      26.90%      24.96%      25.85%      25.00%     27.11%   29.89%
Inception    22.67%      21.07%      25.78%      25.19%     22.88%*    N/A

The inception date of the Class A shares is 3/25/94, the inception date of the Class B shares is 8/15/94, and the inception date of the Class C shares is 8/2/94.
The performance reflected in the graph begins on 3/31/94.
The performance reflected in the table begins on the inception date of Class A shares.

*The performance presented links the performance of Class C shares which were created on Aug. 2, 1994 with the performance of Class A shares which were the only class of shares issued by the Fund from inception on Mar. 25, 1994. The annualized since inception return of Class C shares from the date they were created is 26.49%.

 Performance is presented for the period beginning 3/25/94, the date U.S. Bank National Association, formerly First Bank National Association, became the Adviser of the Diversified Growth Fund. The inception date of the Fund was 12/18/92. The per share income and capital changes for this Fund since 12/18/92 can be found in the financial highlights and the prospectus. The average annual total return figures for one, five and ten year periods (or from inception) are available upon request.

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

                                  GROWTH FUNDS

                               SPECIAL EQUITY FUND

INVESTMENT OBJECTIVE: TO PROVIDE CAPITAL APPRECIATION

   For the fiscal year ended September 30, 1997, the Fund produced a total return of 39.93%, compared with the Standard & Poor's 400 Mid-Cap Index of 39.09%.

   The Special Equity Fund is a value oriented Fund that invests primarily in companies with market capitalizations of $1 billion to $5 billion. These are referred to as "mid-capitalization" stocks. The stocks are generally more volatile than large capitalization stocks but less volatile than small capitalization stocks with capitalizations of less than $1 billion.

   We invest in fundamentally sound companies with temporary, not terminal, problems at attractive valuations. The Fund seeks to limit portfolio risk by holding 50 to 60 securities. Individual security positions are generally built, and subsequently reduced, slowly over time. In addition, risk is reduced by not excessively concentrating investments in sectors of the market.

   Individual security selection was the main driver to performance over the last year. A couple of examples of the implementation of our investment approach are Canandaigua Wine and Brinker International.

   Canandaigua Wine, a leading producer of moderately priced wine, experienced an earnings shortfall due to a poor grape crop. The fundamental business remained strong, but the market dropped the stock price to a very attractive valuation. The stock was purchased in the low $20s and is now near $50 because the current new grape crop was normal.

   Brinker International, operator of the Chili's restaurant chain, a leader in casual dining, experienced a slowdown in earnings due to wage pressures and tough weather. Their leadership position remained strong, yet the market dropped the stock price to attraction valuations. The stock was purchased in the $12 range. It is currently over $17, and as the weather improved, the company has also adjusted to the current cost structure.

   As of September 30, 1997, the Fund had an overall four-star rating from Morningstar. The Fund's one-year performance is in the top 15% of its peer group, as measured by Lipper Analytical Services.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

     First American      First American
   Special Equity Fund   Special Equity    Standard & Poor's   Standard & Poor's
    (Class A adjusted)   Fund (Class C)   500 Composite Index  400 Mid-Cap Index

12/87      9550              10000               10000               10000
9/88      11223              11752               11309               11772
9/89      13275              13901               15034               16159
9/90      11942              12505               13647               13828
9/91      14829              15527               17891               20784
9/92      17071              17875               19875               23378
9/93      20299              21255               22447               28986
9/94      24101              25237               23275               29442
9/95      27145              28477               30187               37032
9/96      33993              35770               36321               42216
9/97      47567              50167               51006               58718

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


           Class A   Class A   Class B   Class B   Class C    S&P      S&P
                     Adjusted            Adjusted             500      400
1 year      39.93%    33.64%   38.81%     33.81%   40.25%    40.43%   39.09%
3 years     25.44%    23.52%   24.44%     23.57%   25.74%    29.89%   25.87%
5 years     22.75%    21.63%     N/A        N/A    22.94%    20.75%   20.23%
Inception   17.94%    17.39%   25.37%     24.78%   18.03%*     N/A      N/A

The inception date of the Class A shares is 12/22/87, the inception date of the Class B shares is 8/15/94, and the inception date of the Class C shares is 2/4/94.
The performance reflected in the graph begins on 12/31/87.
The performance reflected in the table begins on the inception date of Class A shares.

*The performance presented links the performance of Class C shares which were created on Feb. 4, 1994 with the performance of Class A shares which were the only class of shares issued by the Fund from inception on Dec. 22, 1987. The annualized since inception return of Class C shares from the date they were created is 23.05%.

 Previously, the Fund used the S&P 500 Index as a benchmark. Going forward, the Fund will use the S&P 400 Mid-Cap Index as a comparison because it is better suited to the Fund's objective.

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

                              REGIONAL EQUITY FUND

INVESTMENT OBJECTIVE: TO PROVIDE CAPITAL APPRECIATION.

   For the fiscal year ended September 30, 1997, the Fund produced a total return of 36.13%, compared to the Frank Russell 2000 Index return of 33.19%. For the three-year period ended September 30, 1997, the Fund produced an average annual return of 28.72%, compared to the return of the Frank Russell 2000 Index of 22.96%.

   The Fund invests mainly in the securities of small capitalization companies in the upper Midwest. Investment decisions are made using a bottom-up approach, focusing on stocks that are fundamentally sound, attractively valued and/or inefficiently priced as a result of low recognition and awareness by the investment community. Our proximity to these companies offers obvious benefits in uncovering, analyzing and monitoring unrecognized opportunities.

   Strong performers for the year included: Transcript, a Nebraska-based wireless communications technology company; Ballantyne of Omaha, which is involved in the design, manufacture and distribution of motion picture equipment; Community First Bancshares, located in North Dakota; and Merrill Corp., a Minnesota-based printing and marketing communications company. The stocks of these companies more than doubled during the past year.

   Over the past several years, performance of small capitalization stocks lagged the performance of large capitalization issues. The last quarter of the fiscal year, however, has provided results that indicate there may be a change in that trend. Looking forward, we hope the market for small capitalization stocks will remain strong for the coming year and that the apparent rotation from large capitalization stocks to small capitalization stocks will continue.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

        First American          First American
     Regional Equity Fund    Regional Equity Fund      Frank Russell
      (Class A adjusted)          (Class C)          2000 Stock Index

12/92        9550                   10000                 10000
9/93        11142                   11667                 11585
9/94        11896                   12457                 11894
9/95        16793                   17614                 14673
9/96        18636                   19599                 16602
9/97        25369                   26750                 22112

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


             Class A    Class A    Class B   Class B    Class C    Russell
                        Adjusted             Adjusted               2000
1 year        36.13%     30.04%     35.18%    30.18%     36.49%    33.19%
3 years       28.72%     26.76%     27.74%    26.91%     29.02%    22.96%
Inception     23.36%     22.18%     27.57%    27.00%     23.56%*     N/A

The inception date of the Class A shares is 12/14/92, the inception date of the Class B shares is 8/15/94, and the inception date of the Class C shares is 2/4/94.
The performance reflected in the graph begins on 12/31/92.
The performance reflected in the table begins on the inception date of Class A shares.

*The performance presented links the performance of Class C shares which were created on Feb. 4, 1994 with the performance of Class A shares which were the only class of shares issued by the Fund from inception on Dec. 14, 1992. The annualized since inception return of Class C shares from the date they were created is 23.77%.


                             EMERGING GROWTH FUND

INVESTMENT OBJECTIVE: TO PROVIDE GROWTH OF CAPITAL.

   For the fiscal year ended September 30, 1997, the Fund's total return was 24.73%, compared with the Frank Russell 2000 Index return of 33.19%. The Fund experienced a particularly rocky last quarter of 1996 when many of our technology issues suffered serious declines. Most of the Fund's relative underperformance can be attributed to that quarter.

   Performance of small capitalization companies lagged that of larger companies, as was true a year ago, but the trend appears to have reversed in the last two months of the fiscal year. When relative prices and expected growth rates are considered, the larger capitalization issues appear to be more fully valued than smaller capitalization stocks as a group.

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

   The Fund has increased consumer issues while reducing technology issues in recent months. Technology is still slightly overweighted compared to the market indices, but many of the issues in the sector we own have risen in value. When the holdings appear to be fully valued, we have been selling them. At the same time, consumer cyclicals continue to be relatively cheap, leading us to increase holdings with the greatest potential returns.

   Strong performers this year included Advanced Energy, Closure Medical, Remec, Keane, and Petroleum Geo-Services. Advanced Energy was one of our losers in 1996, but rebounded to nearly five times last year's price. The company manufactures power conversion and control systems used in semi-conductor production equipment. The market for this equipment, though highly cyclical, has grown with high demand. The company is a leader in its field and was significantly undervalued a year ago. We reduced our position at recent price levels that more adequately reflected the value of the company.

   Remec manufactures commercial wireless telecommunications equipment and defense electronics products. Growth in the wireless products has been very rapid as the licensees are now building their franchises in the United States.

   Petroleum Geo-Services is an operator of marine seismic vessels. It has developed leading expertise in 3-D seismic data acquisition used by energy companies to assess the potential for oil or gas. The market has been strong since energy companies have been scrambling to increase their energy reserves. As a result, Petroleum Geo-Services has been able to sell proprietary seismic data at rising prices, significantly increasing earnings.

   As we compare the long-term prospects of companies against their current prices, we are finding that more companies are overvalued today than a year ago. The markets, however, continue to react strongly to very near term impacts, allowing us to continue to find attractively priced companies with strong growth potential. We think returns will be favorable again in the coming year, as we continue to find undervalued companies with growth potential.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

         First American            First American
      Emerging Growth Fund     Emerging Growth Fund       Frank Russell
       (Class A adjusted)           (Class C)           2000 Stock Index

4/94         9550                     10000                   10000
9/94        10000                     10453                   10217
9/95        12883                     13501                   12603
9/96        14584                     15309                   14260
9/97        18191                     19165                   18993

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


             Class A    Class A    Class B   Class B    Class C   Russell
                        Adjusted             Adjusted              2000
1 year       24.73%      19.09%     24.01%    19.01%     25.19%   33.19%
3 years      22.07%      20.21%     21.22%    20.31%     22.39%   22.96%
Inception    20.66%      19.08%     22.80%    22.17%     20.86%     N/A

The inception date of the Class A shares and Class C shares is 4/4/94, and the inception date of the Class B shares is 8/15/94.
The performance reflected in the graph begins on 4/30/92.
The performance reflected in the table begins on the inception date of Class A shares.


                               INTERNATIONAL FUND

INVESTMENT OBJECTIVE: TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

   For the fiscal year ended September 30, 1997, the Fund produced a total return of 30.03%, compared with 12.19% for the MSCI EAFE Index.

   The driving theme behind performance for the year has been our focus on large capitalization, foreign multinational corporations with global franchises. The strength of the U.S. dollar has been instrumental in the appreciation of these stocks. As foreign currencies weaken versus the dollar, foreign companies with global scope are able to benefit from an enhanced competitive position relative to their U.S. peers. This results in improved sales and rising profits when translated back into their local currencies. Two companies that fit this theme are Nokia (Finland) and L.M. Ericsson (Sweden). These firms supply telephone infrastructure equipment and cellular handsets globally. They are benefiting from the boom in cellular telephone worldwide.

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

   Other themes represented in the Fund include major pharmaceutical companies, such as Novartis (Switzerland) and Smithkline Beecham (U.K.) These companies benefit from a major new drug cycle and significant exposure to the United States, the world's largest drug market. Additionally, the Fund is invested in international oil firms such as Royal Dutch (The Netherlands) and Elf Acquitaine (France), both dollar-earners that are undergoing dramatic restructuring and cost-cutting efforts. And, finally, the Fund owns companies benefiting from the trend toward corporate outsourcing. Two such companies are SAP (Germany) and Cap Gemini (France), both of which provided positive impact to the portfolio.

   The strengthening of the dollar also provided another benefit to relative returns to the portfolio. While a strong dollar means that foreign returns are eroded when translated back to American investors, we have been able to mitigate some of that erosion through currency hedging. Currency hedging added about 7% to returns for the fiscal year.

   Another significant factor in the portfolio's strong performance for the year was the investment in Japan. While the Japanese index declined 16.3% in dollar terms for the fiscal year ended September 30, 1997, the half weighting to the benchmark index was a positive. However, the real key was our stock selection, which provided absolute returns of 22.7%. Once again, our top-down approach, which focuses on stock selection based on relative momentum, directed us to own the export-oriented blue chip Japanese stocks which benefit from the strong dollar. Stocks such as Sony, Bridgestone, Canon, Tokyo Electron and Takeda Chemical dramatically outperformed the Japanese market and aided performance.

   We are confident that even in a market correction these same stocks should perform relatively well. The considerable number of companies in the Fund that are in the midst of restructuring programs should continue to see the benefits of cost cutting and improved margins, regardless of economic activity. Our holdings in oils, foods and pharmaceuticals also provide a defensive base for any significant downturn.

   As long as the outlook for the dollar remains strong, we do not anticipate significant changes to the portfolio. However, should events occur that alter this outlook, investors should expect that we would move away from the current dollar beneficiaries to whatever new leadership should emerge.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

             First American               First American
        International Equity Fund   International Equity Fund    Morgan Stanley
           (Class A adjusted)               (Class C)           MSCI EAFE Index

4/94            9550                          10000                  10000
9/94            9587                          10049                  10094
9/95            9653                          10128                  10679
9/96            9831                          10341                  11600
9/97           12783                          13483                  13014

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


            Class A     Class A    Class B    Class B    Class C      MS
                        Adjusted              Adjusted               EAFE
1 year       30.03%      24.23%    29.13%      24.13%     30.38%    12.19%
3 years      10.06%       8.39%     9.23%       8.10%     10.29%     8.84%
Inception     9.32%       7.89%     8.77%       7.97%      9.46%      N/A

 The inception date of the Class A shares is 4/7/94, the inception date of the Class B shares is 8/15/94, and the inception date of the Class C shares is 4/4/94.
 The performance reflected in the graph begins on 4/30/94.
 The performance reflected in the table begins on the inception date of Class A shares.


                              HEALTH SCIENCES FUND

INVESTMENT OBJECTIVE: TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

   For the fiscal year ended September 30, 1997, the Fund produced a total return of 23.60%, compared with 33.19% for the Frank Russell 2000 Index and 26.00% for the Lipper Health/ Biotechnology Funds Average.

   Health care issues have performed well in the past 12 months on an absolute basis, although the sector has trailed the broader market averages in total return. The strongest performers in health care were large capitalization pharmaceutical companies, which were up 48% from one year ago. The small capitalization biotechnology issues were not strong performers, but we anticipate that they will

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

perform at better levels in the near future. The Fund invests mainly in small capitalization issues. Currently, one-fifth of the holdings are early-stage companies with promising products that have not yet reached the market.

   Good performers in the Fund during the past year include Closure Medical, Sepracor, Chirex, Imnet Systems, Medtronic, Elan and Qiagen.

   Closure Medical has developed medical adhesives already approved in Europe and soon to be approved in the United States. These products may potentially replace traditional sutures for a significant market share in hospital emergency rooms. Johnson & Johnson will market the product.

   Qiagen makes biotechnology products. Demand is growing as the major pharmaceutical companies invest more money in bio-tech research. In addition, the company has expanded from the European market into the U.S. market as laboratories replace older, inefficient systems with its products.

   Medtronic, a leader in the medical device industry, was recently sold when it became overvalued relative to the market, even after adjusting for a positive new-product outlook.

   One holding that underperformed our expectations this year was Iddex Laboratories. Iddex is a leading producer of diagnostic test kits used by veterinary labs. It experienced a dramatic and unexpected slowdown in its rate of growth (from about 40% per year to a decline in the most recent quarter). We believe much of the decline was due to inventory build up because of moderating growth. We have held the position expecting better performance as demand grows for the company's product.

   There are fewer bargains in health care issues now compared with last year because of the strong valuations in the sector. However, we continue to see opportunity and growth in the health care arena. A high level of new-product research and development will lead to new and exciting products. At the same time, consumers are getting older and their health care needs are increasing. In addition, the strength of the global economy will increase health care spending as the world uses its new found wealth to meet health care needs.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

     First American        First American                        Lipper Health
   Health Sciences Fund    Health Sciences     Frank Russell   and Biotechnology
    (Class A adjusted)     Fund (Class C)    2000 Stock Index    Funds Average

1/96      9554                 10000               10000             10000
9/96      9428                  9879               11087             10588
9/97     11653                 12239               14767             13340

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


                                                                        Lipper
                                                                        Health
             Class A   Class A    Class B   Class B   Class C  Russell  Biotech-
                       Adjusted   Adjusted                      2000    nology
1 year       23.60%     18.09%     22.69%    17.69%   23.89%   33.19%   26.00%
Inception    12.66%     9.60%      11.79%     8.98%   12.90%     N/A      N/A

The inception date of the Class A, Class B, and Class C shares is 1/31/96.
The performance reflected in the graph begins on 1/31/96.
The performance reflected in the table begins on the inception date of Class A shares.


                                 TECHNOLOGY FUND

INVESTMENT OBJECTIVE: TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

   For the year ended September 30, 1997, this Fund produced a total return of 17.71%, compared to the Frank Russell 2000 Stock Index return of 33.19% and 35.69% for the Lipper Science and Technology Funds Average. The three-year return for this Fund of 32.39% is significantly above the Frank Russell 2000 Stock Index return of 22.96% and is slightly below the 33.29% return of the Lipper Science & Technology Funds Average.

    Performance of the Fund for the past year lagged our benchmarks as a result of our concentration in small capitalization issues, networking stocks and our underweighting in

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997

semiconductors and semiconductor capital equipment stocks, which have performed extremely well in recent months.

   Potential investments for the Fund must exhibit three things: innovation, an available market and a competitive advantage. This process resulted in the selection of many strong performers during the past year, including CKS Group and VDI Media. CKS Group is an advertising agency that specializes in new media such as Internet advertising campaigns. VDI Media, using new technology, takes in digital images from movie studios via fiber optic links and reproduces the images digitally.

   We are encouraged by the recent rebound in small capitalization and technology issues. Looking ahead, we think that continued price declines in technology products will stimulate demand for products. However, short-term volatility as we have seen in the past will occur in this sector from time to time.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS GRAPH]

      First American    First American      Frank Russell          Lipper
     Technology Fund    Technology Fund   2000 Stock Index  Science & Technology
    (Class A adjusted)     (Class C)                           Funds Average

4/94       9550             10000              10000               10000
9/94      11051             11584              10217               10863
9/95      18370             19255              12603               17470
9/96      21786             22885              14260               18931
9/97      25645             26993              18993               25687

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


                                                                        Lipper
             Class A   Class A   Class B  Class B   Class C  Russell   Science &
                       Adjusted           Adjusted             2000   Technology
1 year       17.71%     12.39%   16.82%    11.82%   17.95%    33.19%    35.69%
3 years      32.39%     30.36%   31.29%    30.51%   32.57%    22.96%    33.23%
Inception    31.44%     29.72%   35.19%    34.68%   31.60%      N/A       N/A

The inception date of the Class A and Class C shares is 4/4/94, and the inception date of the Class B shares is 8/15/94.
The performance reflected in the graph begins on 4/30/94.
The performance reflected in the table begins on the inception date of Class A shares.

                        PORTFOLIO PERFORMANCE DISCUSSION
                               September 30, 1997


                              FIRST AMERICAN FUNDS
                                   FOOTNOTES

   A few notes and definitions are needed for a complete understanding of the performance figures.

   The performance data quoted represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Money Market investments are neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Funds will be able to maintain a stable Net Asset Value of $1.00 per share. Total return measures performance, assuming that all dividends and capital gains distributions were reinvested.

   Total return, both with and without a sales charge, has been presented. All total returns are quoted for the Class A shares before sales charges. For shareholders who have not bought or sold shares during the period quoted, the non-adjusted figures are probably more meaningful to you than the adjusted figures. The adjusted figures for Class A shares include the effect of paying the maximum initial sales charge of either 3.00% for all tax free funds, 2.00% for the Limited Term Income Fund, 3.00% for the Intermediate Government Bond Fund, 3.75% for the Intermediate Term Income and Fixed Income Funds, and 4.5% for all equity funds.The adjusted figures for Class B shares include the effect of paying the 5% contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year.

   The First American International Fund invests primarily in foreign securities, which can involve special risks due to foreign economic and political developments. The Emerging Growth, Regional Equity and Micro Cap Value Funds generally invest in small-cap stocks, which can be riskier than the overall stock market.

   Line graphs have been included so an investor can compare a fund's historical performance to that of an appropriate broad-based index. The index does not reflect the deduction of expenses associated with mutual funds, such as investment management, fund accounting, legal, registration, SEC and transfer agent expenses.The fund's performance reflects the deduction of fees for these value-added services.

   Lipper averages are calculated by Lipper Analytical Services, Inc., a nationally recognized mutual fund performance evaluation firm. They are performance averages of those funds that are tracked by Lipper, with the investment objective noted. Lipper rankings are based on total returns, not adjusted for sales charges.

   Morningstar proprietary ratings reflect historical risk-adjusted performance as of 9/30/97. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the funds' 3-, 5-, and 10-year average annual returns (if available) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Domestic Equity funds were ranked among 2,143 and 1,187 funds for the 3- and 5-year periods, respectively. Municipal funds were ranked among 1,374 and 668 funds for the 3- and 5-year periods, respectively. Taxable bond funds were ranked among 1,309 and 713 funds for the 3- and 5-year periods, respectively. Ten percent of the funds in a rating universe receive five stars, 22.5% receive four stars, 35% receive three stars, and 22.5% receive two stars.

                          INDEPENDENT AUDITORS' REPORT
                               September 30, 1997


   The Board of Directors and Shareholders
   First American Investment Funds, Inc.
   First American Funds, Inc.:


   We have audited the accompanying statements of net assets as of September 30, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the twenty-three funds constituting First American Investment Funds, Inc., and for each of the three funds constituting First American Funds, Inc. for each of the periods presented. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights of Equity Income Fund and Diversified Growth Fund for the periods presented ended November 30, 1993, were audited by other auditors whose reports dated January 20, 1994, expressed unqualified opinions on this information.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered and securities on loan, we request confirmations from brokers and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the twenty-three funds constituting First American Investment Funds, Inc., and each of the three funds constituting First American Funds, Inc. as of September 30, 1997, and the results of their operations, changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

   KPMG Peat Marwick LLP
   Minneapolis, Minnesota
   November 7, 1997
   Independent Auditors' Report

                 (This page has been left blank intentionally.)

                            STATEMENTS OF NET ASSETS
                               September 30, 1997

                             PRIME OBLIGATIONS FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER--49.6%

BROKERAGE--1.3%

Bear Stearns
  5.530%, 10/17/97                                     $   25,000     $   24,939
Credit Suisse First Boston
  5.971%, 10/20/97 (B)                                     25,000         24,923
                                                                      ----------
                                                                          49,862

                                                                      ----------
CAPTIVE FINANCE--1.1%

Bell Atlantic Financial Services
  5.576%, 10/09/97                                         35,000         34,957
Ford Motor Credit
  5.618%, 10/01/97                                          4,000          4,000
  5.581%, 10/14/97                                          4,000          3,992
                                                                      ----------
                                                                          42,949
                                                                      ----------
COMMERCIAL FUNDING CORPORATIONS--19.5%

Distribution Funding
  5.573%, 10/02/97 (B)                                      5,000          4,999
  5.603%, 10/02/97 (B)                                      5,340          5,339
  5.585%, 10/07/97 (B)                                     34,660         34,628
  5.591%, 10/14/97 (B)                                     33,500         33,433
  5.585%, 11/03/97 (B)                                     15,000         14,924
Equipment Funding
  5.583%, 10/03/97                                         25,275         25,267
  5.557%, 10/07/97                                         30,000         29,972
  5.635%, 11/05/97                                          9,992          9,938
Equipment Intermediation Partnership
  5.534%, 10/02/97 (B)                                     47,025         47,018
  5.565%, 10/07/97 (B)                                     30,000         29,972
  5.635%, 11/05/97 (B)                                     46,438         46,185
Fleet Funding
  5.568%, 10/21/97 (B)                                     25,000         24,923
Pooled Accounts Receivable Capital
  5.552%, 10/01/97 (B)                                     25,000         25,000
  5.558%, 10/06/97 (B)                                     25,129         25,110
  5.570%, 10/17/97 (B)                                     25,137         25,075
  5.576%, 10/23/97 (B)                                     20,000         19,932
  5.607%, 10/27/97 (B)                                     26,370         26,264
  5.586%, 11/10/97 (B)                                     20,166         20,042
  5.622%, 11/25/97 (B)                                     27,764         27,528
Premium Funding E
  5.581%, 10/02/97 (B)                                     20,000         19,997
  5.614%, 10/06/97 (B)                                     35,487         35,460
  5.585%, 10/08/97 (B)                                     15,000         14,984
  5.578%, 10/20/97 (B)                                     28,911         28,826
  5.592%, 10/24/97 (B)                                     29,946         29,839
  5.608%, 10/27/97 (B)                                     28,714         28,598
  5.626%, 10/29/97 (B)                                     20,000         19,913

                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Receivables Capital
  5.578%, 10/01/97 (B)                                 $   25,031     $   25,031
  5.567%, 10/10/97 (B)                                     30,000         29,958
  5.581%, 10/10/97 (B)                                     23,112         23,080
  5.576%, 10/16/97 (B)                                     15,386         15,350
  5.557%, 10/20/97 (B)                                     25,000         24,927
                                                                      ----------
                                                                         771,512
                                                                      ----------
DIVERSIFIED FINANCE--1.1%
American Express Credit
  5.589%, 10/14/97                                          4,000          3,992
Commercial Credit
  5.607%, 11/07/97                                         40,000         39,772
                                                                      ----------
                                                                          43,764
                                                                      ----------

DOMESTIC BANKS--10.7%
Hahn Issuing II (LOC: Citibank)
  5.558%, 10/07/97                                         20,721         20,702
  5.582%, 10/20/97                                         26,000         25,924
International Securitization
 (Guarantor: FNB Chicago)
  5.584%, 10/21/97 (B)                                     40,000         39,877
  5.599%, 10/27/97 (B)                                     45,000         44,820
  5.590%, 11/07/97 (B)                                     10,071         10,014
  5.595%, 11/13/97 (B)                                     16,405         16,296
  5.707%, 02/26/98 (B)                                     13,304         12,999
  5.708%, 02/27/98 (B)                                     27,228         26,600
Kzh-Ing-1 (LOC: Chase Manhattan)
  5.623%, 10/24/97 (B)                                     15,131         15,077
  5.640%, 10/28/97 (B)                                      9,131          9,093
  5.580%, 11/26/97 (B)                                      9,120          9,041
  5.657%, 12/01/97 (B)                                      9,092          9,006
Kzh Crescent (LOC: Chase Manhattan)
  5.635%, 11/28/97 (B)                                      8,812          8,733
  5.759%, 02/27/98 (B)                                      4,531          4,426
  5.637%, 11/28/97 (B)                                      9,105          9,023
  5.731%, 01/30/98 (B)                                      4,242          4,163
  5.760%, 03/03/98 (B)                                      7,732          7,548
Kzh Holding III (LOC: Chase Manhattan)
  5.650%, 10/10/97 (B)                                      7,610          7,599
  5.625%, 10/15/97 (B)                                     10,635         10,612
  5.604%, 10/21/97 (B)                                      5,037          5,021
  5.637%, 12/01/97 (B)                                      7,589          7,518
  5.580%, 12/03/97 (B)                                      9,917          9,820
  5.654%, 12/19/97 (B)                                     30,000         29,633
  5.679%, 12/29/97 (B)                                      6,052          5,969
  5.759%, 02/27/98 (B)                                      9,108          8,897

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Kzh Soleil (LOC: Chase Manhattan)
  5.606%, 10/08/97 (B)                                 $   27,035     $   27,006
  5.605%, 10/09/97 (B)                                     16,324         16,304
  5.580%, 11/26/97 (B)                                      5,061          5,017
  5.658%, 12/08/97 (B)                                      9,582          9,481
  5.758%, 02/17/98 (B)                                      5,117          5,006
                                                                      ----------
                                                                         421,225
                                                                      ----------

FOREIGN BANKS--7.5%

Banco Real S A (LOC: Barclays Bank)
  5.902%, 10/01/97                                         25,000         25,000
Biltmore Capital (LOC: Bank of Tokyo-Mitsubishi)
  5.607%, 10/09/97                                          5,000          4,994
Casio Phonemate (LOC: Bank of Tokyo-Mitsubishi)
  5.640%, 10/17/97                                         14,000         13,965
China International Marine Containers Group
 (LOC: Societe Generale)
  5.583%, 10/08/97                                         20,000         19,979
Cosco Cayman Limited (LOC: Credit Suisse)
  5.586%, 11/03/97                                         20,000         19,898
Hartz 667 (LOC: Bank of Tokyo-Mitsubishi)
  5.607%, 10/06/97                                         15,640         15,628
  5.606%, 10/08/97                                         34,670         34,632
  5.626%, 10/22/97                                         41,260         41,125
Koc Funding (LOC: Credit Suisse)
  5.994%, 02/13/98                                         10,000          9,784
  6.064%, 02/13/98                                         10,000          9,783
Mitsubishi Motors Credit America
 (LOC: Bank of Tokyo-Mitsubishi)
  5.617%, 10/01/97                                         15,000         15,000
Pemex Capital (LOC: Credit Suisse)
  5.856%, 10/22/97                                         15,000         14,950
Towson Town Center
 (LOC: Bank of Tokyo-Mitsubishi)
  5.631%, 10/09/97                                         12,685         12,669
  5.646%, 10/15/97                                         20,000         19,956
  5.621%, 10/17/97                                          8,500          8,479
  5.629%, 10/21/97                                         20,000         19,938
US Prime Property (LOC: Westpac Banking)
  5.690%, 02/17/98                                         12,400         12,135
                                                                      ----------
                                                                         297,915
                                                                      ----------
FOREIGN FUNDING CORPORATIONS--2.1%

Sigma Finance
  5.620%, 10/06/97 (B)                                     24,000         23,982
  5.622%, 10/09/97 (B)                                     12,975         12,959
  5.597%, 10/27/97 (B)                                     28,000         27,888
  5.712%, 02/02/98 (B)                                     20,000         19,616
                                                                      ----------
                                                                          84,445
                                                                      ----------

                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
RETAIL FUNDING CORPORATIONS--6.3%

Enterprise Funding
  5.575%, 10/03/97 (B)                                 $   45,979     $   45,965
  5.569%, 10/14/97 (B)                                     10,000          9,980
  5.713%, 02/19/98 (B)                                     10,000          9,783
  5.961%, 02/27/98 (B)                                     13,768         13,442
First Deposit Master Trust
  5.550%, 10/03/97 (B)                                     17,982         17,976
  5.563%, 10/08/97 (B)                                     24,000         23,974
  5.555%, 10/16/97 (B)                                     30,000         29,931
  5.567%, 10/17/97 (B)                                     34,700         34,615
  5.586%, 10/23/97 (B)                                     20,000         19,932
  5.588%, 11/06/97 (B)                                     35,000         34,806
  5.630%, 11/13/97 (B)                                      8,338          8,283
                                                                      ----------
                                                                         248,687
                                                                      ----------
TOTAL COMMERCIAL PAPER
 (Cost $1,960,359)                                                     1,960,359
                                                                      ----------
CORPORATE OBLIGATIONS--30.2%

BROKERAGE--10.1%

Bankers Trust
  5.840%, 10/01/97 (A) (B)                                105,000        105,000
Bear Stearns
  5.740%, 10/01/97 (A)                                    100,000        100,000
Morgan Stanley
  5.706%, 10/15/97 (A)                                     75,000         75,000
Structured Enhanced Return Trust 1995
 (Guarantor: Merrill Lynch)
  5.742%, 12/18/97 (B)                                     35,000         35,000
WFP Tower B Finance Short Term Steers Trust
 (Guarantor: Merrill Lynch)
  5.716%, 10/08/97 (A)                                     84,343         84,341
                                                                      ----------
                                                                         399,341
                                                                      ----------
CAPTIVE FINANCE--1.3%

Ford Motor Credit
  7.125%, 12/01/97                                          9,760          9,776
  8.000%, 12/01/97                                         10,315         10,351
  9.375%, 12/15/97                                         10,920         10,992
  6.250%, 02/26/98                                          4,000          4,000
  9.250%, 06/15/98                                         14,415         14,733
                                                                      ----------
                                                                          49,852
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
DIVERSIFIED FINANCE--2.3%

American General Finance
  8.250%, 01/15/98                                     $   11,500     $   11,582
Associates of North America
  7.250%, 05/15/98                                          3,660          3,690
  5.250%, 09/01/98                                          5,000          4,973
  6.500%, 09/09/98                                         18,650         18,750
Beneficial
  8.220%, 06/15/98                                         11,865         12,054
General Electric Capital
  5.050%, 02/09/98                                          4,000          3,983
Household Finance
  7.550%, 03/16/98                                         12,450         12,527
International Lease Finance
  5.870%, 02/13/98                                         10,850         10,848
  5.625%, 03/01/98                                          6,450          6,434
  8.350%, 10/01/98                                          6,469          6,622
                                                                      ----------
                                                                          91,463

                                                                      ----------
DOMESTIC BANKS--3.0%

Credit Suisse First Boston
  6.148%, 06/02/98 (B)                                      8,000          8,015
SMM Trust 1996-D
 (Guarantor: Morgan Guaranty)
  5.706%, 10/28/97 (A) (B)                                110,000        110,000
                                                                      ----------
                                                                         118,015

                                                                      ----------
FINANCIAL SERVICES--0.1%

Goldman Sachs
  6.100%, 04/15/98                                          3,000          3,004
                                                                      ----------
FOREIGN FUNDING CORPORATIONS--6.4%

Beta Finance
  5.870%, 01/30/98 (B)                                     30,000         30,016
Salts III Cayman Island Series 1997-1
 (Guarantor: Bankers Trust)
  6.064%, 12/18/97 (B)                                    100,000        100,000
  5.943%, 01/23/98 (B)                                     80,000         80,000
Sigma Finance
  5.870%, 01/20/98 (B)                                     15,000         14,986
  5.915%, 03/05/98 (B)                                     27,000         26,995
                                                                      ----------
                                                                         251,997
                                                                      ----------

                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
INSURANCE--7.0%

Anchor National Life Insurance Investment
  5.670%, 10/01/97 (A) (C)                             $   75,000     $   75,000
Commonwealth Life Insurance
  5.806%, 10/01/97 (A) (C)                                125,000        125,000
Sun Life Insurance of America
  6.000%, 10/01/97 (A) (C)                                 75,000         75,000
                                                                      ----------
                                                                         275,000
                                                                      ----------
TOTAL CORPORATE OBLIGATIONS
 (Cost $1,188,672)                                                     1,188,672
                                                                      ----------
CERTIFICATES OF DEPOSIT--7.9%

Bankers Trust
  6.000%, 09/10/98                                         35,000         34,981
FCC National Bank of Wilmington
  5.725%, 01/07/98                                         50,000         49,990
Mercantile Safe Deposit & Trust
  5.716%, 10/01/97 (A)                                     20,000         20,000
  5.706%, 10/06/97 (A)                                     20,000         20,000
Mercantile Safe Deposit & Trust
  5.160%, 03/02/98                                          5,640          5,624
Societe Generale Institutional
  6.585%, 10/01/97 (A)                                    100,000         99,939
Societe Generale Institutional
  5.770%, 01/09/98                                         25,000         24,971
  5.800%, 01/13/98                                         25,000         24,999
  6.340%, 04/16/98                                         20,000         19,996
  6.105%, 05/26/98                                         10,000         10,005
                                                                      ----------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $310,505)                                                         310,505
                                                                      ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS--4.2%

Export-Import Bank
  5.779%, 10/15/97 (A) (B)                                 70,455         70,445
Export-Import Bank/KA Leasing
  5.739%, 10/15/97 (A) (B)                                 36,163         36,163
SLMA
  5.410%, 10/07/97 (A)                                     21,150         21,148
  5.320%, 10/07/97 (A)                                     38,400         38,191
U.S. AID
  5.890%, 10/07/97 (A)                                      1,250          1,248
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $167,195)                                                         167,195
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
LOAN PARTICIPATION CERTIFICATES--3.3%
Barclays Bank (Morgan Stanley)
 5.570%, 10/15/97                                      $   50,000     $   50,000
 5.560%, 10/16/97                                          50,000         50,000
Toronto Dominion Bank
 (National Rural Utilities)
  5.570%, 10/03/07                                         30,000         30,000
                                                                      ----------
TOTAL LOAN PARTICIPATION CERTIFICATES
 (Cost $130,000)                                                         130,000
                                                                      ----------
ASSET-BACKED SECURITY--2.8%
CARCO Auto Loan Master Trust 1993-2 A1
  5.575%, 10/15/97 (A)                                    111,500        111,500
                                                                      ----------
TOTAL ASSET-BACKED SECURITY
 (Cost $111,500)                                                         111,500
                                                                      ----------
REPURCHASE AGREEMENT--2.0%
Nomura Securities
 6.100%, dated 09/30/97, matures 10/01/97,
 repurchase price $80,320,608
 (collateralized by U.S. Treasury Instruments:
 total market value $81,914,140)                           80,307         80,307
                                                                      ----------
TOTAL REPURCHASE AGREEMENT
 (Cost $80,307)                                                           80,307
                                                                      ----------
TOTAL INVESTMENTS--100.0%
 (Cost $3,948,538)                                                     3,948,538
                                                                      ----------
OTHER ASSETS AND LIABILITIES, NET--0.0%                                      678
                                                                      ----------
NET ASSETS:

Portfolio Shares--Institutional Class
 ($.01 par value--20 billion authorized) based
 on 3,615,864,191 outstanding shares                                   3,615,864
Portfolio Shares--Retail Class A
 ($.01 par value--20 billion authorized) based
 on 218,262,281 outstanding shares                                       218,262
Portfolio Shares--Retail Class B
 ($.01 par value--20 billion authorized) based
 on 2,020,273 outstanding shares                                           2,020
Portfolio Shares--Corporate Trust Class
 ($.01 par value--20 billion authorized) based
 on 113,070,148 outstanding shares                                       113,070
                                                                      ----------
TOTAL NET ASSETS--100.0%                                              $3,949,216
                                                                      ----------

                       PRIME OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                              VALUE
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                 $     1.00
                                                                      ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                      $     1.00
                                                                      ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS B (1)                                  $     1.00
                                                                      ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CORPORATE TRUST CLASS                               $     1.00
                                                                      ----------

(1) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1997. The date shown is the next reset date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C)Private Placement Securities considered illiquid investments.

AID--Agency for International Development

LOC--Letter of Credit

SLMA--Student Loan Marketing Association

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           GOVERNMENT OBLIGATIONS FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--51.1%
Export-Import Bank
  5.779%, 10/15/97 (A) (B)                             $   30,000     $   29,996
  5.739%, 10/15/97 (A) (B)                                 18,198         18,199
  5.750%, 10/15/97 (A) (B)                                 25,000         25,000
FFCB
  5.790%, 10/01/97 (A)                                     20,000         20,019
  5.450%, 03/03/98                                         22,000         21,954
  5.900%, 06/02/98                                         20,000         20,013
  5.750%, 07/01/98                                          7,000          7,000
FHLB
  5.760%, 10/01/97                                          5,000          5,000
  5.790%, 10/01/97 (A)                                     13,000         12,982
  6.000%, 10/01/97 (A)                                     25,000         25,021
  5.505%, 10/02/97                                         45,600         45,593
  5.589%, 12/04/97 (A)                                     20,000         19,995
  5.490%, 01/02/98                                         10,000          9,995
  5.650%, 01/07/98                                          4,000          4,000
  5.960%, 06/09/98                                          3,000          3,002
  5.760%, 07/08/98                                          8,440          8,440
  5.755%, 09/30/98                                         14,750         14,750
FHLMC
  5.443%, 10/20/97 (A)                                     50,000         49,982
FNMA
  5.460%, 10/01/97 (A)                                     50,000         49,996
  5.680%, 10/07/97                                         22,380         22,380
  9.550%, 11/10/97                                          3,700          3,716
  5.420%, 12/16/97                                         10,000          9,998
  5.480%, 01/02/98                                         16,350         16,332
  6.080%, 05/06/98                                         15,000         15,009
  5.630%, 08/14/98                                         15,000         14,976
SLMA
  5.250%, 10/07/97 (A)                                     30,000         30,000
  5.320%, 10/07/97 (A)                                     14,000         13,983
  5.410%, 10/07/97 (A)                                     15,000         15,000
  5.615%, 10/29/97                                         30,000         30,000
  5.850%, 06/10/98                                         10,000         10,005
  5.600%, 08/11/98                                         15,000         14,977
  5.820%, 09/16/98                                         14,400         14,408
U.S. AID
  5.510%, 10/07/97 (A)                                     28,000         28,005
  5.560%, 10/07/97 (A)                                        850            850
  5.764%, 10/07/97 (A)                                     15,000         15,000
  5.774%, 10/07/97 (A)                                     10,000          9,988
                                                                      ----------

                     GOVERNMENT OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $655,564)                                                      $  655,564
                                                                      ----------
OTHER U.S. GOVERNMENT OBLIGATIONS--9.9%
Downey Savings & Loan
 (LOC: FHLB of San Francisco)
  5.686%, 10/24/97                                     $   20,000         19,929
  5.465%, 11/18/97                                         25,000         24,825
  5.680%, 12/05/97                                         10,000          9,902
  5.680%, 03/27/98                                          9,000          8,758
Secondary Market Services
 (LOC: SLMA of San Francisco)
  5.526%, 10/06/97                                         23,066         23,048
  5.497%, 10/20/97                                         20,871         20,811
  5.524%, 10/22/97                                         20,000         19,936
                                                                      ----------
TOTAL OTHER U.S. GOVERNMENT OBLIGATIONS
 (Cost $127,209)                                                         127,209
                                                                      ----------
REPURCHASE AGREEMENTS--38.9%
Lehman Brothers
 6.000%, dated 09/30/97, matures 10/01/97,
 repurchase price $119,552,922
 (collateralized by U.S. Treasury Instruments:
 total market value $121,923,780)                         119,533        119,533
Nomura Securities
 6.100%, dated 09/30/97, matures 10/01/97,
 repurchase price $260,044,056 (collateralized
  by U.S. Treasury Instruments: total market
 value $265,200,538)                                      260,000        260,000
Prudential Securities
 6.080%, dated 09/30/97, matures 10/01/97,
 repurchase price $120,020,267 (collateralized
 by U.S. Treasury and Government Agency
 Instruments: total market
 value $122,401,199)                                      120,000        120,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $499,533)                                                         499,533
                                                                      ----------
TOTAL INVESTMENTS--99.9%
 (Cost $1,282,306)                                                     1,282,306
                                                                      ----------
OTHER ASSETS AND LIABILITIES, NET--0.1% (C)                                1,089
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     GOVERNMENT OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.01 par value--20 billion authorized) based
 on 946,221,708 outstanding shares                                   $  946,222
Portfolio Shares--Corporate Trust Class
 ($.01 par value--20 billion authorized) based
 on 337,210,778 outstanding shares                                      337,210
Accumulated net realized loss on investments                                (37)
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $1,283,395
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $     1.00
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
  PRICE PER SHARE--CORPORATE TRUST CLASS                             $     1.00
                                                                     ----------


(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1997. The date shown is the next reset date.

(B) Security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan  $ 144,884
      Payable upon return of securities on loan  $(144,884)

AID--Agency for International Development
FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
LOC--Letter of Credit
SLMA--Student Loan Marketing Association

                            TREASURY OBLIGATIONS FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--19.1%

U.S. Treasury Bills
  5.530%, 12/11/97                                     $   25,000     $   24,741
  5.650%, 01/08/98                                         50,000         49,258
  5.525%, 02/05/98                                         50,000         49,074
  5.910%, 03/05/98                                         50,000         48,794
  5.945%, 04/02/98                                         50,000         48,571
  5.880%, 04/30/98                                         25,000         24,187
  5.590%, 05/28/98                                         25,000         24,118
  5.570%, 08/20/98                                         25,000         23,817
U.S. Treasury Notes
  5.625%, 10/31/97                                         45,000         45,004
  5.750%, 10/31/97                                         25,000         25,003
  7.875%, 01/15/98                                         50,000         50,320
  7.875%, 04/15/98                                         50,000         50,517
  5.875%, 04/30/98                                         25,000         24,990
  6.125%, 05/15/98                                         50,000         50,058
  8.250%, 07/15/98                                         50,000         50,948
  5.250%, 07/31/98                                         50,000         49,832
  6.125%, 08/31/98                                         75,000         75,294
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $714,526)                                                         714,526
                                                                      ----------
REPURCHASE AGREEMENTS--81.1%
Bear Stearns
 6.050%, dated 09/30/97, matures 10/01/97,
 repurchase price $450,075,625
 (collateralized by U.S. Treasury STRIPS:
 total market value $458,982,000)                         450,000        450,000
BT Securities
 5.460%, dated 09/25/97, matures 10/01/97,
 repurchase price $180,163,800 (collateralized
 by U.S. Treasury Instruments: total market
 value $183,583,000)                                      180,000        180,000
Donaldson, Lufkin & Jenrette
 6.070%, dated 09/30/97, matures 10/01/97,
 repurchase price $590,099,481
 (collateralized by U.S. Treasury Instruments:
 total market value $601,800,608)                         590,000        590,000
First Boston
 6.050%, dated 09/30/97, matures 10/01/97,
 repurchase price $180,030,250 (collateralized
 by U.S. Treasury Bonds: total market
 value $184,053,485)                                      180,000        180,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
First Union
 5.470%, dated 09/25/97, matures 10/01/97,
 repurchase price $180,164,100 (collateralized
 by U.S. Treasury Instruments: total market
 value $183,658,000)                                   $  180,000    $  180,000
Goldman Sachs
 5.460%, dated 09/26/97, matures 10/01/97,
 repurchase price $180,136,500 (collateralized
 by U.S. Treasury Instruments: total market
 value $183,789,000)                                      180,000       180,000
Lehman Brothers
 6.000%, dated 09/30/97, matures 10/01/97,
 repurchase price $179,678,942
 (collateralized by U.S. Treasury Instruments:
 total market value $183,242,982)                         179,649       179,649
Nomura Securities
 6.100%, dated 09/30/97, matures 10/01/97,
 repurchase price $240,040,667 (collateralized
 by U.S. Treasury Instruments: total market
 value $244,800,798)                                      240,000       240,000
Prudential Securities
 6.080%, dated 09/30/97, matures 10/01/97,
 repurchase price $180,030,400 (collateralized
 by U.S. Treasury Note: total market
 value $183,600,671)                                      180,000       180,000
Smith Barney
 6.100%, dated 09/30/97, matures 10/01/97,
 repurchase price $100,016,944 (collateralized
 by U.S. Treasury Instruments: total market
 value $102,000,203)                                      100,000       100,000
Societe Generale
 6.100%, dated 09/30/97, matures 10/01/97,
 repurchase price $180,030,500 (collateralized
 by U.S. Treasury Instruments: total market
 value $183,604,000)                                      180,000       180,000
UBS Securities
 6.050%, dated 09/30/97, matures 10/01/97,
 repurchase price $400,067,222 (collateralized
 by U.S. Treasury Notes: total market
 value $408,002,428)                                      400,000       400,000
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $3,039,649)                                                    3,039,649
                                                                     ----------
TOTAL INVESTMENTS--100.2%
 (Cost $3,754,175)                                                    3,754,175
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(0.2%)                                (9,163)
                                                                     ----------

                      TREASURY OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:

Portfolio Shares--Institutional Class
 ($.01 par value--20 billion authorized) based
 on 897,798,054 outstanding shares                                    $  897,799
Portfolio Shares--Corporate Trust Class
 ($.01 par value--20 billion authorized) based
 on 2,847,200,292 outstanding shares                                   2,847,200
Accumulated net realized gain on investments                                  13

                                                                      ----------
TOTAL NET ASSETS--100.0%                                              $3,745,012

                                                                      ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                 $     1.00
                                                                      ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--CORPORATE TRUST CLASS                               $     1.00
                                                                      ----------

STRIPS--Separately Trading of Registered Interest and Principal of Securities

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            LIMITED TERM INCOME FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--50.8%
ADJUSTABLE RATE MORTGAGES--2.6%
Merrill Lynch Mortgage Investors 1993-C A4
  6.625%, 10/15/97 (A)                                 $    4,850     $    4,909
                                                                      ----------
AUTO COMPANY SUBSIDIARIES - AUTO--1.4%

Premier Auto Trust 1993-4 B
  4.950%, 02/02/99                                            410            410
Premier Auto Trust 1994-2 B
  6.500%, 05/02/00                                          1,015          1,020
Premier Auto Trust 1994-3 B
  6.800%, 12/02/99                                          1,270          1,287
                                                                      ----------
                                                                           2,717
                                                                      ----------
BANKS - AUTO--4.2%

NAFCO Auto Trust
  7.000%, 12/31/01                                          2,070          2,085
NAFCO Auto Trust 1996-1 A
  6.330%, 12/21/02                                            416            417
New South Auto Trust 1994-B A
  8.475%, 01/15/01                                            853            868
Southern Pacific Thrift & Loan Association
 1996-C1 A1
  5.975%, 04/25/28 (B)                                      1,211          1,211
Western Financial Grantor Trust 1994-3 B
  6.650%, 12/01/99                                            568            572
Western Financial Grantor Trust 1994-4 A1
  7.100%, 01/01/00                                          2,831          2,853
                                                                      ----------
                                                                           8,006
                                                                      ----------
BANKS - BOATS & RV'S--2.1%
CFC Grantor Trust TR14
  7.150%, 11/15/06 (B)                                      2,392          2,400
Chemical Financial Acceptance 1991-A A
  6.450%, 12/15/97                                          1,685          1,686
                                                                      ----------
                                                                           4,086
                                                                      ----------
BANKS - CREDIT CARD RECEIVABLES--10.7%

Banc One Credit Card Master  Trust 1994-B
  7.550%, 12/15/99                                          5,250          5,262
First USA Credit Card Master Trust 1996-1 B
  5.946%, 10/15/97 (A)                                      1,500          1,502
Household Credit Card Master Trust  1995-1 B
  6.006%, 10/15/97 (A)                                      6,375          6,391
MBNA Master Credit Card Trust  1994-B A*
  5.480%, 01/15/02                                          7,300          7,291
                                                                      ----------
                                                                          20,446
                                                                      ----------

                      LIMITED TERM INCOME FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER FINANCE - AUTO--13.0%

AFG Receivables Trust 1995-A A
  6.150%, 09/15/00                                     $    1,713     $    1,718
Auto Bond Receivables Trust 1993-1 A
  6.125%, 11/15/98                                            397            374
Budget Fleet Finance 1994-A (A) (B)
  6.179%, 10/25/97                                          6,400          6,384
Fasco Auto Trust Series 1996-1 A
  6.650%, 11/15/01                                          4,739          4,784
General Motors Acceptance 97-A
  6.500%, 04/15/02                                          5,252          5,334
Premier Auto Trust Series 1994-4 A5
  6.650%, 11/02/98                                          1,806          1,815
The Money Store Auto Grantor Trust 1997-2 A1
  6.170%, 03/20/01                                          4,503          4,514
                                                                      ----------
                                                                          24,923
                                                                      ----------
CONSUMER FINANCE - FIRST MORTGAGE RELATED--2.5%
Prudential Home Mortgage Securities 1992-36 A7
  6.500%, 11/25/99                                          2,186          2,186
Prudential Home Mortgage Securities 1992-A D2-1
  7.450%, 04/28/22 (B)                                        944            939
Prudential Home Mortgage Securities 1992-A3
  7.000%, 04/25/99                                            644            644
Saxon Mortgage Securities 1994-4A 1A2
  5.250%, 04/25/24                                          1,067          1,062
                                                                      ----------
                                                                           4,831

                                                                      ----------
CONSUMER FINANCE - SECOND MORTGAGE RELATED--4.7%
Amresco Residential Securities 1996-5 A2
  6.275%, 04/25/18                                          5,000          5,022
HFC Home Equity Loan Trust 1992-2 B
  6.850%, 11/20/12                                            793            794
Household Finance 1993-1 A3
  4.750%, 05/20/08                                            329            330
Household Finance Home Equity 1993-2 A3
  4.650%, 12/20/08                                          2,817          2,806
IMC Home Equity Loan Trust 1996-2 A1
  6.610%, 08/25/10                                            100            100
                                                                      ----------
                                                                           9,052
                                                                      ----------
EQUIPMENT LEASES--4.9%
Icon Receivables 1997-A A-1
  6.435%, 06/01/05 (B)                                      6,000          6,018
JLC Lease Receivables Trust 1994-1
  5.895%, 10/22/97 (A)                                      3,359          3,359
                                                                      ----------
                                                                           9,377
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
MEDICAL LEASES--0.8%

Amerisource Receivables Master Trust
 1995-1 A
  6.006%, 10/15/97 (A) (B)                             $    1,500     $    1,502
                                                                      ----------
MORTGAGE BANKERS & LOANS - SECOND MORTGAGE RELATED--2.3%

BCI Home Equity Loan 1994-1 B
  6.288%, 10/29/97 (A)                                      2,085          2,104
Beneficial Home Equity Loan Trust Series
1996-1 B1
  5.875%, 10/28/97 (A)                                        221            221
The Money Store Home Equity Loan Trust
 1992-D1 A1
  6.500%, 01/15/04                                            802            809
The Money Store Home Equity Loan Trust
 1993-B A1
  5.400%, 08/15/05                                          1,268          1,268
                                                                      ----------
                                                                           4,402
                                                                      ----------
VACATION HOME MORTGAGES--1.6%

Patten 1995-1A
  7.188%, 02/01/98 (A) (B)                                  1,911          1,908
RCI Vacation Ownership Mortgage Trust
 1991-B
  7.500%, 08/25/98 (A) (B)                                  1,137          1,138
                                                                      ----------
                                                                           3,046
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES
 (Cost $96,989)                                                           97,297
                                                                      ----------
OTHER MORTGAGE-BACKED OBLIGATIONS--6.0%
General Electric Capital Mortgage 1994-29 A1
  8.300%, 11/25/24                                          1,621          1,616
Lehman Home Equity Loan Trust Series 1995-7 A2
  6.490%, 03/25/12                                          2,946          2,976
Mortgage Obligation Structured Trust 1993-1 A1
  6.350%, 10/25/18                                             40             40
Norwest Asset 1996-9 A3
  6.500%, 01/25/27                                          2,602          2,600
Southern Pacific Secured Assets 1996-2 A2
  6.720%, 10/25/97 (A)                                      2,211          2,236
UCFC Home Equity Loan 1995-B1 A2
  6.600%, 07/10/09                                          2,006          2,015
                                                                      ----------
TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
 (Cost $11,419)                                                           11,483
                                                                      ----------

                      LIMITED TERM INCOME FUND (CONTINUED)

DESCRIPTION                                       PAR (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--4.0%

Salomon
  7.000%, 05/15/99                                     $    7,500     $    7,603
                                                                      ----------
TOTAL CORPORATE OBLIGATIONS
 (Cost $7,595)                                                             7,603
                                                                      ----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--7.2%

FHLMC 1229-G
  6.800%, 07/15/05                                            313            314
FHLMC 1339-PG
  7.000%, 08/15/17                                          3,447          3,461
FNMA 1992-152 J
  7.000%, 05/25/06                                          7,500          7,535
GNMA 1995-7 D
  7.500%, 04/16/10                                          2,483          2,497
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
 (Cost $13,817)                                                           13,807
                                                                      ----------
U.S. TREASURY OBLIGATIONS--28.4%

U.S. Treasury Bonds
  6.125%, 05/15/98                                     $    2,750          2,760
U.S. Treasury Notes
  5.875%, 08/15/98                                         12,300         12,322
  7.125%, 10/15/98                                          5,000          5,072
  5.750%, 12/31/98                                          1,500          1,501
  6.250%, 05/31/99                                         15,500         15,608
  6.750%, 04/30/00                                         16,700         17,042
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $54,298)                                                           54,305
                                                                      ----------
RELATED PARTY MONEY MARKET FUND--2.6%

First American Prime Obligations Fund (C)               5,026,470          5,027
                                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $5,027)                                                             5,027
                                                                      ----------
TOTAL INVESTMENTS--99.0%
 (Cost $189,145)                                                         189,522
                                                                      ----------
OTHER ASSETS AND LIABILITIES, NET--1.0% (D)                                1,998
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      LIMITED TERM INCOME FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:

Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 18,555,702 outstanding shares                                    $  187,427
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 719,548 outstanding shares                                            7,774
Accumulated net realized loss on investments                             (4,058)
Net unrealized appreciation of investments                                  377
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  191,520

                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $     9.94
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                               $     9.94

MAXIMUM SALES CHARGE OF 2.00% (1)                                          0.20
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    10.14
                                                                     ----------


(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.00%

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1997. The date shown is the next reset date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(D) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan  $ 64,448
      Payable upon return of securities on loan  $(64,448)

FFCB--Federal Farm Credit Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association

                          INTERMEDIATE TERM INCOME FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--74.3%

U.S. Treasury Notes
  5.125%, 04/30/98                                     $    8,035     $    8,019
  6.250%, 03/31/99                                         24,175         24,346
  6.250%, 05/31/99                                         33,860         34,095
  6.750%, 04/30/00                                         42,200         43,064
  6.375%, 03/31/01                                         44,355         44,901
  6.250%, 02/15/03                                         35,900         36,248
  7.250%, 08/15/04                                         22,775         24,224
  6.875%, 05/15/06                                         26,550         27,749
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $241,716)                                                         242,646
                                                                      ----------
CORPORATE OBLIGATIONS--7.6%

Bear Stearns
  6.500%, 06/15/00                                          2,800          2,817
  6.560%, 06/20/00                                          3,000          3,022
Cigna
  7.400%, 01/15/03                                          3,075          3,163
Comdisco
  5.780%, 01/19/99                                          6,450          6,418
Lehman Brothers
  8.375%, 02/15/99                                          6,050          6,231
Metropolitan Life Insurance
  6.300%, 11/01/03 (B)                                      3,155          3,096
                                                                      ----------
TOTAL CORPORATE OBLIGATIONS
 (Cost $24,582)                                                           24,747
                                                                      ----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--7.6%

FHLMC
  5.500%, 01/15/01                                          1,982          1,955
  7.000%, 05/15/03                                          1,234          1,257
  6.000%, 11/15/08                                          4,925          4,744
  8.000%, 10/15/20                                          2,630          2,702
FNMA
  7.000%, 06/25/02                                          2,425          2,449
  7.000%, 06/25/03                                          2,683          2,729
  6.500%, 01/18/04                                          2,000          1,998
  6.500%, 11/25/07                                          1,000          1,006
  6.500%, 05/18/20                                          2,750          2,747
GNMA
  7.500%, 04/20/03                                          3,236          3,331
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
 (Cost $24,844)                                                           24,918
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                       PAR (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS--3.3%

American Southwest Financial Securities
  7.400%, 11/17/04                                     $    8,320     $    8,619
Drexel Burnham Lambert Trust S-2
  9.000%, 08/01/18                                             54             55
Prudential Home Mortgage Securities 1994-28
  6.751%, 10/01/97 (A)                                      2,214          2,236
                                                                      ----------
TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
 (Cost $10,783)                                                           10,910
                                                                      ----------
U.S.GOVERNMENT AGENCY OBLIGATIONS--2.8%

FHLB
  7.280%, 05/18/99                                          2,000          2,042
FHLMC Callable 06/16/00 @ 100
  6.970%, 06/16/05                                          1,000          1,007
FHLMC Callable 12/05/05 @ 100
  6.660%, 12/05/05                                          1,000            991
FNMA
  7.740%, 02/03/98                                          1,000          1,007
  8.450%, 07/12/99                                          1,000          1,042
  7.350%, 03/28/05                                          1,000          1,061
FNMA Callable 02/23/98 @ 100
  7.890%, 02/23/00                                          2,000          2,019
                                                                      ----------
TOTAL U.S.GOVERNMENT AGENCY OBLIGATIONS
 (Cost $9,082)                                                             9,169
                                                                      ----------
ASSET-BACKED SECURITIES--0.6%
Fleet Finance Home Equity 1990-1
  8.900%, 01/16/06                                              2              2
Zale Funding Series 94-1, Cl B (B)
  7.500%, 05/15/03                                          2,000          2,017
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES
 (Cost $1,969)                                                             2,019
                                                                      ----------
RELATED PARTY MONEY MARKET FUND--2.6%
First American Prime Obligations Fund (C)               8,344,093          8,344
                                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $8,344)                                                             8,344
                                                                      ----------
TOTAL INVESTMENTS--98.8%
 (Cost $321,320)                                                         322,753
                                                                      ----------
OTHER ASSETS AND LIABILITIES, NET--1.2% (D)                                3,981
                                                                      ----------

                    INTERMEDIATE TERM INCOME FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:

Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 32,474,228 outstanding shares                                    $  322,602
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 248,466 outstanding shares                                            2,521
Distribution in excess of net investment income                              (1)
Accumulated net realized gain on investments                                179
Net unrealized appreciation of investments                                1,433
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  326,734

                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $     9.98

                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE--
 RETAIL CLASS A                                                      $    10.00

MAXIMUM SALES CHARGE OF 3.75% (1)                                          0.39
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    10.39
                                                                     ----------


(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.75%.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1997. The date shown is the next reset date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(D) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan  $ 147,932
      Payable upon return of securities on loan  $(147,932)

FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        INTERMEDIATE GOVERNMENT BOND FUND

DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--92.4%

U.S. Treasury Notes
  7.875%, 01/15/98                                     $    1,250     $    1,259
  7.875%, 04/15/98                                         13,000         13,163
  5.250%, 07/31/98                                          2,000          1,995
  5.125%, 11/30/98                                          6,000          5,961
  6.375%, 01/15/99                                          8,500          8,567
  6.750%, 05/31/99                                         18,500         18,770
  6.875%, 07/31/99                                          4,750          4,835
  7.125%, 09/30/99                                         16,000         16,388
  7.750%, 11/30/99                                          3,000          3,113
  6.875%, 03/31/00                                          3,500          3,580
  6.250%, 08/31/00                                         21,750         21,950
  7.875%, 08/15/01                                         16,000         17,016
  7.500%, 11/15/01                                          5,750          6,059
  7.500%, 05/15/02                                          1,000          1,059
  6.500%, 05/31/02                                          9,000          9,167
  7.250%, 05/15/04                                         12,500         13,271
  7.875%, 11/15/04                                         13,000         14,291
  6.500%, 08/15/05                                          4,500          4,594
  7.000%, 07/15/06                                          6,000          6,325
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $167,597)                                                         171,363
                                                                      ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS--6.1%

FHLB
  7.870%, 12/15/97                                          3,000          3,013
  7.280%, 05/18/99                                          2,000          2,042
  6.975%, 07/26/99                                          1,000          1,018
  7.360%, 05/04/01                                          1,070          1,079
  7.440%, 08/10/01                                          1,000          1,043
TVA
  6.000%, 11/01/00                                          3,000          2,989
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $11,084)                                                           11,184
                                                                      ----------
RELATED PARTY MONEY MARKET FUND--0.0%
First American Government
 Obligations Fund (A)                                      57,369             57
                                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $57)                                                                   57
                                                                      ----------
TOTAL INVESTMENTS--98.5%
 (Cost $178,738)                                                         182,604
                                                                      ----------
OTHER ASSETS AND LIABILITIES, NET--1.5% (B)                                2,811
                                                                      ----------

                  INTERMEDIATE GOVERNMENT BOND FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:

Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 19,626,325 outstanding shares                                    $  178,211
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 380,039 outstanding shares                                            3,561
Accumulated net realized loss on investments                               (223)
Net unrealized appreciation of investments                                3,866
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  185,415

                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $     9.27
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                               $     9.28

MAXIMUM SALES CHARGE OF 3.00% (1)                                          0.29
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $     9.57
                                                                     ----------


(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.

(A) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan  $ 95,661
      Payable upon return of securities on loan  $(95,661)

FHLB--Federal Home Loan Bank
TVA--Tennessee Valley Authority

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                FIXED INCOME FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--67.6%

U.S. Treasury Bond
  7.125%, 02/15/23                                     $  132,905     $  143,240
U.S. Treasury Notes
  5.125%, 04/30/98                                         38,310         38,235
  6.250%, 05/31/99                                        112,045        112,824
  6.750%, 04/30/00                                         52,845         53,927
  6.375%, 03/31/01                                         62,340         63,107
  6.250%, 02/15/03                                         37,365         37,727
  7.250%, 08/15/04                                         17,900         19,039
  6.875%, 05/15/06                                         24,080         25,168
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $487,603)                                                         493,267
                                                                      ----------
OTHER MORTGAGE-BACKED OBLIGATIONS--9.6%

Collateralized Mortgage Corporation 88-13 C
  8.000%, 09/20/19                                             75             78
Countrywide Mortgage-Backed Securities
 1994-GA3
  6.500%, 04/25/24                                          2,380          2,370
Drexel Burnham Lambert Trust S-2
  9.000%, 08/01/18                                            473            483
General Electric Capital Mortgage 1994-11 A1
  6.500%, 03/25/24                                          4,629          4,646
General Electric Capital Mortgage 1994-17 A6
  7.000%, 05/25/24                                          7,000          7,024
General Electric Capital Mortgage 1994-17 A7
  7.000%, 05/25/24                                          5,179          5,127
General Electric Capital Mortgage 1994-29 A1
  8.300%, 11/25/24                                          1,783          1,778
GMAC Commercial Mortgage Securities 1997-C1
  6.918%, 09/15/07                                         25,115         25,409
J.P. Morgan Commercial Mortgage Finance
 1995-C1
  7.623%, 10/01/97 (A)                                     10,329         10,807
Merrill Lynch Mortgage Investors 1993-A4
  6.625%, 10/15/97 (A)                                      6,000          6,073
Prudential Home Mortgage Securities 1994-28
  6.751%, 10/01/97 (A)                                      5,815          5,873
Residential Funding 1992-36 A2 P11
  5.700%, 11/25/07                                            323            322
                                                                      ----------
TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
 (Cost $68,319)                                                           69,990
                                                                      ----------
CORPORATE OBLIGATIONS--10.9%

Bank America National Trust & Savings Association
  8.375%, 05/01/07                                            133            134
Bear Stearns
  6.560%, 06/20/00                                         23,835         24,014

                          FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
Cigna
  7.400%, 01/15/03                                     $   10,475     $   10,776
GMAC
  7.350%, 01/27/98                                         11,000         11,059
Metropolitan Life Insurance
  6.300%, 11/01/03 (B)                                     11,990         11,765
Santander Financial Issuances
  7.250%, 05/30/06                                         20,915         21,490
                                                                      ----------
TOTAL CORPORATE OBLIGATIONS
 (Cost $78,116)                                                           79,238
                                                                      ----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--5.4%

FHLMC
  6.750%, 12/15/05                                          5,046          5,013
  7.000%, 04/17/06                                         13,337         13,599
  6.000%, 11/15/08                                          1,275          1,228
  6.500%, 12/15/23                                          5,439          5,325
  6.500%, 01/15/24                                          7,337          6,842
  7.000%, 02/15/24                                          7,133          7,164
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
 (Cost $37,336)                                                           39,171
                                                                      ----------
ASSET-BACKED SECURITIES--1.5%
CoreStates Home Equity Trust 1994-2 A2
  7.000%, 10/15/09                                          6,500          6,553
Zale Funding 1994-1
  7.500%, 05/15/03 (B)                                      4,100          4,135
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES
 (Cost $10,345)                                                           10,688
                                                                      ----------
TAXABLE MUNICIPAL BONDS--0.5%
Minneapolis, Minnesota, Single Family
 Mortgages, Callable 10/01/05 @ 100 (RB)
  6.920%, 04/01/09                                          3,865          3,870
                                                                      ----------
TOTAL TAXABLE MUNICIPAL BONDS
 (Cost $3,865)                                                             3,870
                                                                      ----------
RELATED PARTY MONEY MARKET FUND--3.1%

First American Prime
 Obligations Fund (C)                                  23,023,834         23,024
                                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $23,024)                                                           23,024
                                                                      ----------
TOTAL INVESTMENTS--98.6%
 (Cost $708,608)                                                         719,248
                                                                      ----------
OTHER ASSETS AND LIABILITIES, NET--1.4% (D)                               10,259
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          FIXED INCOME FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:

Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 64,393,856 outstanding shares                                    $  695,012
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 778,307 outstanding shares                                            8,617
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized) based
 on 1,398,464 outstanding shares                                         15,242
Undistributed net investment income                                          12
Accumulated net realized loss on investments                                (16)
Net unrealized appreciation of investments                               10,640
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  729,507
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $    10.96
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE--
 RETAIL CLASS A                                                      $    10.97

MAXIMUM SALES CHARGE OF 3.75% (1)                                          0.43
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    11.40
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE PER SHARE--
 RETAIL CLASS B (2)                                                  $    10.91
                                                                     ----------

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.75%. The date shown is the next reset date.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1997.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(D) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan  $ 335,556
      Payable upon return of securities on loan  $(335,556)

FHLMC--Federal Home Loan Mortgage Corporation
GMAC--General Motors Acceptance Corporation
RB--Revenue Bond

                      CALIFORNIA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--97.8%

CALIFORNIA--96.1%
Anaheim Electric (RB)
  4.800%, 10/01/02                                     $      500     $      511
Antioch Development Agency (RB) (FGIC)
  6.000%, 09/01/00                                            100            105
Bakersfield, Convention Center Project (COP)
 (MLO) (MBIA)
  5.500%, 04/01/10                                            250            262
Burbank, Public Service Department (RB) (AMBAC)
  6.100%, 06/01/01                                            200            213
California Educational Facilities Authority,
 Occidental College, Callable 10/01/07
 @ 102 (RB) (MBIA)
  5.300%, 10/01/10                                            500            517
California Educational Facilities Authority,
 Pooled College & University Projects, Series A (RB)
  4.850%, 12/01/01                                            500            509
California Health Facilities Authority, John C
 Fremont Hospital District (RB) (CMI)
  6.000%, 06/01/04                                            400            424
California Health Facilities Finance
 Authority (RB) (FSA)
  5.500%, 08/15/06                                            500            536
California Housing Finance Agency,
 Callable 08/01/04 @ 102 (RB)
  6.550%, 02/01/05                                            150            160
California Housing Finance Agency, Home
 Mortgages, Series A (RB) (MBIA)
  5.000%, 08/01/03                                            195            200
California Housing Finance Agency,
  Series E (RB) (MBIA)
  5.850%, 08/01/04                                            150            157
California Industry, Callable 07/01/02
 @ 100.25 (GO) (FGIC)
  5.800%, 07/01/04                                            100            106
California Inland Empire Solid Waste Finance
 Authority, Landfill Improvements Project,
 Series B (RB) (AMT) (MLO) (FSA)
  5.750%, 02/01/04                                            500            532
California Mid Peninsula Regional Open Space
 District, Callable 09/01/99 @ 102 (PN)
  7.400%, 09/01/04                                            385            414
California Resource Efficiency Finance Authority,
 First Resource Efficiency Project (RB) (AMBAC)
  5.200%, 07/01/02                                            500            521
California State (GO) (AMBAC)
  6.300%, 11/01/02                                            300            329

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
California State Department of Water, Center
 Valley Project, Callable 12/01/05 @ 101 (RB)
  5.000%, 12/01/12                                     $      500     $      493
California State Department of Water, Series P,
 Callable 06/01/06 @ 101 (RB)
  5.300%, 12/01/07                                            750            798
California State Health Facilities Financing Authority,
 Catholic Healthcare West, Series A (RB) (MBIA)
  5.000%, 07/01/03                                            500            516
California State Public Works (RB)
  5.900%, 10/01/01                                            100            106
  5.000%, 06/01/03                                            150            155
California State Public Works, Department of
 Corrections, Series A (RB) (MLO) (AMBAC)
  4.700%, 12/01/00                                            500            510
  6.000%, 01/01/06                                            545            600
California State Public Works, Various University
 Projects, Series A (RB) (MLO) (AMBAC)
  5.400%, 12/01/00                                            250            260
California State, Housing and Homeless (GO) (AMT)
  5.750%, 10/01/01                                            300            316
California Statewide Communities Development
 Authority, Health Facilities, Series A,
 Callable 08/01/03 @ 102 (COP) (CMI)
  5.200%, 08/01/04                                            200            206
Contra Costa Water District, Series G (RB) (MBIA)
  5.400%, 10/01/03                                            500            529
Escondido Civic Center Project, Escrowed to
 Maturity (RB) (AMBAC)
  5.800%, 09/01/04                                            100            109
Fontana, School District (GO) (MBIA)
  5.550%, 07/01/04                                            500            534
Inglewood, Public Financing Authority
 (RB) (AMBAC)
  5.900%, 05/01/01                                            100            106
La Canada, Unified School District (GO) (FGIC)
  5.100%, 08/01/03                                            400            417
Los Angeles County, Public Works Finance
 Authority, Callable 03/01/03 @ 102 (RB)
  4.800%, 03/01/04                                            400            405
Los Angeles County, Public Works Finance
 Authority, Regional Park & Open Space District,
 Series A (RB)
  5.500%, 10/01/02                                            500            527
  5.625%, 10/01/03                                            500            534
Los Angeles County, Transportation Commission,
 Series B (RB) (FGIC)
  5.875%, 07/01/02                                            250            267
  6.000%, 07/01/04                                            250            274

                CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Los Angeles, Department of Water & Power,
 Callable 04/15/02 @ 102 (RB)
  6.100%, 04/15/03                                     $      250     $      271
Los Angeles, Earthquake Rehabilitation, Series C,
 Callable 01/01/00 @ 100 (RB) (AMT) (FNMA)
  4.850%, 07/01/02                                          1,000          1,005
Los Angeles, Harbor Department,
 Series B (RB) (AMT)
  6.000%, 08/01/00                                            500            523
Los Angeles, Sanitation Equipment,
 Series A (RB) (MLO) (FSA)
  6.000%, 02/01/07                                            500            552
Los Angeles, School District,
 Callable 07/01/08 @ 102 (GO) (FGIC)
  4.900%, 07/01/09                                            300            302
Los Angeles, Series A, Callable 09/01/04
 @ 102 (GO) (MBIA)
  5.800%, 09/01/07                                            250            272
Martinez County, School District,
 Callable 08/01/00 @ 102 (GO)
  5.750%, 08/01/05                                            150            157
Montebello, Community Redevelopment
 Agency (RB) (FSA)
  4.750%, 09/01/07                                            270            269
Mt. Diablo, Unified School District, Community
 Facilities District, Callable 08/01/02
 @ 102 (RB) (AMBAC)
  5.800%, 08/01/03                                            100            107
Northern California Ore Transmission
 Project (RB) (MBIA)
  6.000%, 05/01/02                                            100            107
Oakland-Alameda County, Coliseum Authority,
 Series A (RB) (LOC: Canadian Imperial Bank) (MLO)
  4.400%, 02/01/00                                            170            170
Oceanside, Water Systems (COP) (AMBAC)
  5.100%, 08/01/02                                            500            519
Orange County, Juvenile Justice Center Facility
 (COP) (MLO) (AMBAC)
  5.750%, 06/01/01                                            100            105
Orange County, Transportation Authority,
 Callable 02/15/02 @ 102 (RB)
  5.700%, 02/15/03                                            900            954
Oxnard, School District (GO) (MBIA)
  5.000%, 08/01/05                                            600            622
Paradise, Unified School District, Measure M Project,
 Series A, Callable 09/01/05 @ 102
 (COP) (MLO) (AMBAC)
  5.250%, 09/01/07                                            300            315

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Pomona, Unified School District,
 Series A (GO) (MBIA)
  5.450%, 02/01/06                                     $      250     $      267
  5.500%, 08/01/06                                            250            269
Rancho Mirage Joint Powers Finance Authority,
 Eisenhower Medical Center, Series A,
 Callable 07/01/07 @ 102 (COP) (MBIA)
  5.125%, 07/01/08                                            500            515
Rancho, Water District Finance Authority,
 Mandatory Put @ 100 (RB) (LOC:
 Toronto Dominion Bank)
  4.700%, 09/15/01 (A)                                        250            252
Redding, Joint Powers Finance Authority,
 Waste Water Project, Callable
 12/01/02 @ 102 (RB) (FGIC)
  5.600%, 12/01/03                                            100            107
Redondo Beach, Redevelopment Agency,
 Residential Mortgages, FNMA Mortgage
 Backed Securities Project, Series A,
 Callable 12/01/97 @ 100 (RB) (FNMA)
  5.150%, 06/01/03                                            150            152
Rio Linda, School District, Callable
 08/01/08 @ 100 (GO) (FSA)
  5.000%, 08/01/09                                            500            508
Roseville, High School District,
 Callable 08/01/00 @ 102 (GO)
  5.750%, 08/01/02                                            100            105
Sacramento County, Multifamily Housing,
 Parcwood Apartments, Mandatory
 Put @ 100 (RB) (CGLI)
  4.800%, 09/01/02 (C)                                      1,000          1,009
Sacramento, Housing Authority, Fairways I
 Apartments (RB) (FNMA)
  5.875%, 02/01/08                                             90             91
San Diego County, Water Authority,
 Series A (COP) (FGIC)
  5.200%, 05/01/01                                            500            518
San Francisco, City & County Airport Commission,
 Second Series (RB) (AMT) (FGIC)
  5.400%, 05/01/06                                            500            523
San Francisco, City & County Library Facilities
 Project, Series D, Callable 06/15/00 @ 102 (GO)
  5.700%, 06/15/01                                            250            262
  5.800%, 06/15/02                                            250            264
San Francisco, City & County Public Improvements,
 Series B, Callable 12/15/00 @ 100 (GO)
  6.700%, 12/15/07                                            200            213

                CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
San Francisco, City & County Public Utilities
 Commission, Series A, Pre-refunded
 @ 102 (RB)
  6.500%, 11/01/01 (B)                                 $      500     $      554
San Francisco, Fire Department Facility Project,
 Series C (GO) (FGIC)
  7.000%, 06/15/03                                            300            341
San Francisco, Public Safety Project, Series C,
 Callable 06/15/00 @ 102 (GO)
  6.000%, 06/15/03                                            100            106
San Joaquin Hills, Transportation Corridor
 Agency (RB) (MBIA) (C)
  0.000%, 01/15/05                                            705            504
San Jose, Finance Authority, Convention Center
 Project, Series C (RB) (MLO)
  5.750%, 09/01/01                                            250            262
San Jose, Redevelopment Agency (RB) (MBIA)
  4.600%, 08/01/01                                            500            509
Santa Ana, Community Redevelopment Agency,
 Series A, Pre-refunded @ 102 (GO)
  6.500%, 12/15/00 (A)                                        885            950
Santa Rosa, Wastewater, Series B (RB) (FGIC)
  5.400%, 09/01/00                                            250            259
South County, Regional Waste Water Authority
 (RB) (AMBAC)
  5.600%, 08/01/02                                            100            106
Southern California Metropolitan Waterworks,
 Series B (RB) (MBIA)
  4.875%, 07/01/10                                            500            498
  5.000%, 07/01/14                                            500            491
Stockton-East Water District, Callable 04/01/00
 @ 102 (COP) (AMBAC)
  5.550%, 04/01/01                                            100            103
Sulphur Springs, Unified School District,
 Series B (GO)
  5.400%, 03/01/02                                            500            519
Tulare County, Financing Project, Series A
 (COP) (MLO) (MBIA)
  5.600%, 11/15/02                                            100            106
Turlock, Irrigation District, Series A,
 Callable 07/01/02 @ 102 (RB) (MBIA)
  6.000%, 01/01/04                                            100            109
University of California, Various Capital Projects,
 Series B, Callable 09/01/01 @ 102 (COP)
 (MLO) (MBIA)
  5.350%, 09/01/02 (D)                                        300            315
Walnut Valley School District (GO) (MBIA)
  6.650%, 02/01/05                                            365            416

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
Walnut Valley School District, Series A (GO) (MBIA)
  6.800%, 02/01/07                                     $      250    $      292
  6.850%, 08/01/07                                            250           295
West Covina, Civic Center Project (COP)
 (MLO) (FSA)
  5.250%, 09/01/07                                            250           263
West Covina, Redevelopment Agency, Community
 Facilities District, Fashion Plaza (RB)
  5.125%, 09/01/05                                            300           311
William S. Hart Joint School Financing Authority,
 Callable 09/01/05 @ 102 (RB) (FSA)
  6.100%, 09/01/06                                            200           224
                                                                     ----------
                                                                         31,996
                                                                     ----------
PUERTO RICO--1.7%
Commonwealth of Puerto Rico (GO) (MBIA)
  6.250%, 07/01/08                                            500           571
                                                                     ----------
TOTAL MUNICIPAL BONDS
 (Cost $31,338)                                                          32,567
                                                                     ----------
MONEY MARKET FUND--4.0%
Provident California Tax Free
 Money Market                                           1,328,722         1,329
                                                                     ----------
TOTAL MONEY MARKET FUND
 (Cost $1,329)                                                            1,329
                                                                     ----------
TOTAL INVESTMENTS--101.8%
 (Cost $32,667)                                                          33,896
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(1.8%)                                  (608)
                                                                     ----------

                CALIFORNIA INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------
NET ASSETS:

Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 3,317,702 outstanding shares                                      $   32,053
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 105 outstanding shares                                                     1
Accumulated net realized gain on investments                                   5
Net unrealized appreciation of investments                                 1,229
                                                                      ----------
TOTAL NET ASSETS--100.0%                                              $   33,288
                                                                      ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                 $    10.03
                                                                      ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                                $    10.04

MAXIMUM SALES CHARGE OF 3.00% (1)                                           0.31
                                                                      ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                              $    10.35
                                                                      ----------


(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.

(A) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

(B) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(C) At September 30, 1997 the cost of securities purchased on a when-issued basis was $705,000 for San Juan Joaquin Hills Transportation.

(D) Security sold within the terms of a private placement memorandum. This security has been determined to be illiquid under guidelines established by the Board of Directors.

AMBAC--American Municipal Bond Assurance Company
AMT--Alternative Minimum Tax
CGLI--Connecticut General Life Insurance
CMI--California Mortgage Insurance Program
COP--Certificates of Participation
FGIC--Financial Guaranty Insurance Corporation
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GO--General Obligation
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
PN--Promissory Notes
RB--Revenue Bond

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       COLORADO INTERMEDIATE TAX FREE FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--95.0%

COLORADO--95.0%

Adams & Arapahoe Counties, Joint School
 District #28-J, Callable 12/01/06 @ 102
 (GO) (FGIC)
  5.750%, 12/01/07                                     $    1,000     $    1,090
Adams County, School District #12,
 Callable 12/15/03 @ 100 (GO) (FGIC)
  6.200%, 12/15/08                                            455            494
Adams County, School District #50 (GO)
  5.125%, 12/01/00                                          1,000          1,026
Adams County, School District #50,
 Callable 12/01/06 @ 100 (GO)
  5.250%, 12/01/10                                            750            772
Arapahoe County, Cherry Creek School
 District #5, Callable 12/15/00 @ 101 (GO)
  6.800%, 12/15/01                                          1,000          1,086
Arapahoe County, Cherry Creek School District #5,
 Callable 12/15/03 @ 100 (GO) (STAID)
  5.250%, 12/15/04                                            500            520
Arapahoe County, Littleton School District #6,
 Callable 12/01/06 @ 102 (GO) (STAID)
  5.125%, 12/01/09                                          1,000          1,029
  5.250%, 12/01/10                                          1,000          1,030
Aurora, Callable 12/01/04 @ 101 (COP) (MLO)
  6.000%, 12/01/06                                          1,000          1,052
Aurora, Community College
 Project (RB) (MLO) (CLE)
  5.750%, 10/15/04                                            500            534
Boulder County, Sales & Use Tax (RB) (FGIC)
  5.750%, 12/15/05                                          1,000          1,085
Boulder Valley, School District #R-2,
 Callable 10/15/01 @ 100 (GO)
  5.900%, 10/15/02                                            500            527
Boulder Valley, School District #R-2,
 Callable 10/15/01 @ 100 (GO)
  5.900%, 10/15/03                                            500            526
Boulder Valley, School District,
 Callable 12/01/04 @ 101 (GO) (STAID)
  5.950%, 12/01/07                                          1,000          1,076
Boulder, Larimer, & Weld Counties,
 Vrain Valley School District,
 Pre-refunded @ 101 (GO)
  7.200%, 12/15/99 (B)                                        500            537
Boulder, Larimer, & Weld Counties,
 Vrain  Valley School District,
 Callable 12/15/04 @ 100 (GO) (MBIA)
  5.800%, 12/15/07                                            500            533

                 COLORADO INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Boulder, Urban Renewal Tax
 Allocation (RB) (MBIA)
  5.700%, 03/01/00                                     $    1,250     $    1,295
Brighton, Callable 12/01/01 @ 101 (GO) (MBIA)
  6.350%, 12/01/05                                             95            102
Broomfield, Callable 11/01/97 @ 101 (GO)
  7.600%, 11/01/03                                          1,000          1,012
Centennial Water & Sanitation,
 Series A (GO) (SWB)
  4.750%, 12/01/97                                            500            501
Colorado Springs, Memorial Hospital,
 Callable 12/15/05 @ 102 (RB) (MBIA)
  6.000%, 12/15/15                                            500            530
Colorado Springs, Series A,
 Callable 11/15/01 @ 102 (RB)
  6.625%, 11/15/04                                          1,000          1,094
  6.500%, 11/15/15                                          1,495          1,613
Colorado State Board of Agriculture,
 Fort Lewis College (RB) (FGIC)
  6.000%, 10/01/02                                            250            269
Colorado State Housing Finance Authority,
 Multi Family Housing, Series A (RB) (FHA)
  5.125%, 10/01/03                                            570            576
Colorado State Housing Finance Authority,
 Single Family Mortgages, Series B-1 (RB) (AMT)
  5.875%, 06/01/11                                            815            859
Colorado State Student Obligations
 Board Authority (RB)
  4.800%, 12/01/99                                            500            507
Colorado State Student Obligations
 Board Authority, Series C (RB)
  4.400%, 03/01/00                                            600            599
Colorado State Water Resource & Power
 Development Authority (RB) (AMBAC)
  5.500%, 09/01/04                                          1,000          1,064
Colorado State Water Resource & Power
 Development Authority, Callable 09/01/02
 @ 101 (RB) (FSA)
  5.900%, 09/01/03                                            250            269
Colorado State Water Resource & Power
 Development Authority, Clean Water Project,
 Callable 09/01/02 @ 102 (RB)
  5.800%, 09/01/06                                          1,000          1,074
Denver, City & County Airport, Series D
 (RB) (MORG) (AMT)
  4.250%, 11/15/25 (A)                                        500            500

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Denver, City & County Water, Callable
 09/01/01 @ 100 (RB)
  5.250%, 09/01/07                                     $      500     $      509
Douglas & Elbert Counties, School District #1,
 Callable 12/15/04 @ 101 (GO) (MBIA) (STAID)
  6.400%, 12/15/11                                          1,000          1,125
Eagle, Garfield, & Routt Counties, School
 District #50-J, Callable 12/01/04 @ 102
 (GO) (FGIC) (STAID)
  6.125%, 12/01/09                                          1,290          1,406
El Paso County, School District #2
 Harrison (GO)
  7.050%, 12/01/04                                          1,000          1,146
El Paso County, School District #20
 (COP) (MLO)
  6.100%, 12/01/99                                            250            258
El Paso County, School District #20,
 Series A (GO)
  6.100%, 12/15/05                                            500            545
Fort Collins, Callable 12/01/02 @ 101 (GO)
  6.400%, 12/01/09                                            575            617
Fort Collins, Wastewater, Callable
 12/01/05 @ 100 (RB) (FGIC)
  5.250%, 12/01/07                                          1,000          1,042
Garfield, Pitkin, & Eagle Counties,
 School District #1 (GO) (MBIA)
  6.000%, 12/15/04                                          1,000          1,095
Jefferson County, Industrial Development
 Authority (RB)
  6.625%, 09/01/01                                            250            270
Jefferson County, Metropolitan Y.M.C.A.,
 Callable 08/01/04 @ 100 (RB)
  7.500%, 08/01/08                                          1,000          1,093
Jefferson County, School District #R-1,
 Callable 12/15/02 @ 101 (GO) (AMBAC) (STAID)
  5.900%, 12/15/04                                          1,045          1,130
La Plata County, School District #9 Durango,
 Callable 11/01/02 @ 101 (GO) (FGIC)
 (STAID) 6.200%, 11/01/05                                   1,000          1,083
Larimer County, School District #R-1 Poudre (GO)
  5.400%, 12/15/04                                            750            771
Larimer County, School District #R-1 Poudre,
 Callable 12/15/02 @ 101 (GO) (MBIA)
  6.150%, 12/15/16                                          1,000          1,055
Larimer, Weld, & Boulder Counties,
 School District #R-2 Thompson,
 Callable 12/15/04 @ 100 (GO)
  5.900%, 12/15/06                                          1,000          1,063

                 COLORADO INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Louisville, Callable 06/01/98 @ 101 (GO) (FGIC)
  7.200%, 12/01/04                                     $      465     $      478
Metex Metropolitan District, Series A (GO) (MBIA)
  5.000%, 12/01/03                                            500            516
Metro Wastewater Reclamation District,
 Series B (RB) (MBIA)
  6.750%, 04/01/01                                            615            666
Moffat County, Pollution Control (RB) (AMBAC)
  5.500%, 11/01/05                                          1,000          1,066
Platte River Power Authority, Series BB (RB)
  5.500%, 06/01/02                                            500            528
Pueblo (GO) (MBIA)
  6.000%, 05/01/00                                            500            523
Pueblo County, Single Family Mortgages,
 Callable 11/01/04 @ 102 (RB) (FNMA/GNMA)
  6.400%, 11/01/13                                            965            987
Pueblo, Urban Renewal Authority,
 Callable 12/01/03 @ 101 (RB) (AMBAC)
  5.800%, 12/01/09                                            840            895
Regional Transit District (RB)
  5.750%, 11/01/01                                          1,500          1,584
South Suburban Park & Recreation
 District (GO) (MBIA)
  0.000%, 12/15/01                                          1,000            835
Stonegate Village Metropolitan District,
 Callable 12/01/02 @ 100 (GO)
  6.300%, 12/01/04                                            500            544
Summit County, School District #R-1,
 Pre-refunded @ 100 (GO) (FGIC)
  6.450%, 12/01/04 (B)                                      1,250          1,405
Thornton (GO) (FGIC)
  5.600%, 12/01/02                                          1,000          1,061
Thornton, Callable 12/01/02 @ 101 (GO) (FGIC)
  5.650%, 12/01/03                                          1,000          1,066
University of Colorado,
 Callable 06/01/99 @ 101 (RB)
  6.800%, 06/01/02                                            300            315
University of North Colorado, Facility Revenue
 System, Callable 06/01/07 @ 100 (RB) (MBIA)
  5.600%, 06/01/24                                          1,000          1,016
Weld County, School District #6,
 Callable 12/01/07 @ 101 (GO)
  5.000%, 12/01/08                                          1,000          1,016
Westminster, Sales & Use Tax,
 Callable 12/01/07 @ 101 (RB) (FGIC)
  5.250%, 12/01/11                                            500            509

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                      PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
Westminster, Sales & Use Tax,
 Series B (RB) (FGIC)
  6.250%, 12/01/05                                     $      500     $      559
Westminster, Water & Wastewater Utility
 Enterprise, Callable 10/01/04 @ 100
 (RB) (AMBAC)
  5.800%, 12/01/05                                          1,000          1,079
                                                                      ----------
TOTAL MUNICIPAL BONDS
 (Cost $52,941)                                                           55,637
                                                                      ----------
MONEY MARKET FUND--3.3%
Federated Tax Free Money Market                         1,938,056          1,938
                                                                      ----------
TOTAL MONEY MARKET FUND
 (Cost $1,938)                                                             1,938
                                                                      ----------
TOTAL INVESTMENTS--98.3%
 (Cost $54,879)                                                           57,575
                                                                      ----------
OTHER ASSETS AND LIABILITIES, NET--1.7%                                      990
                                                                      ----------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 5,126,395 outstanding shares                                    51,672
Portfolio Shares--Retail Class A
 ($.0001 par value-- billion authorized)
 based on 394,652 outstanding shares                                       4,107
Accumulated net realized gain on investments                                  90
Net unrealized appreciation of investments                                 2,696
                                                                      ----------
TOTAL NET ASSETS--100.0%                                              $   58,565
                                                                      ----------
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE--
 INSTITUTIONAL CLASS                                                  $    10.61
                                                                      ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                      $    10.61

MAXIMUM SALES CHARGE OF 3.00% (1)                                           0.33
                                                                      ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                              $    10.94
                                                                      ----------

                 COLORADO INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1997. The date shown is the next reset date.

(B) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.

AMBAC--American Municipal Bond Assurance Company
AMT--Alternative Minimum Tax
CLE--College Construction Loan Insurance Association
COP--Certificates of Participation
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
MORG--Morgan Company
RB--Revenue Bond
STAID--State Aid Withholding
SWB--Swiss Bank

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  MINNESOTA INSURED INTERMEDIATE TAX FREE FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--98.1%
MINNESOTA--97.9%
Anoka County, Capital Improvements,
 Series C (GO)
  5.550%, 02/01/05                                    $    2,000     $    2,075
Anoka County, Northern States Power,
 Callable 12/01/99 @ 102 (GO)
  6.850%, 12/01/01                                         1,000          1,074
Anoka County, Solid Waste Disposal
 Project (GO) (CFC)
  6.200%, 12/01/00                                         1,000          1,061
Anoka-Hennepin, School District #11,
 Callable 02/01/03 @ 100 (GO) (FGIC)
  4.875%, 02/01/07                                         3,300          3,333
Anoka-Hennepin, School District #11,
 Series C (GO) (FGIC)
  4.600%, 02/01/01                                         5,000          5,056
Bass Brook, Minnesota Power & Light,
 Pollution Control (RB)
  6.875%, 12/01/02                                         2,000          2,110
Becker, Pollution Control, Callable
 04/01/99 @ 102 (RB)
  6.800%, 04/01/07                                         3,900          4,120
Becker, Tax Increment, Series D,
 Callable 08/01/04 @ 100 (GO) (AMT) (MBIA)
  6.000%, 08/01/07                                         3,955          4,276
Bloomington, Mall of America Project,
 Series A (GO) (FSA)
  5.000%, 02/01/01                                         1,090          1,113
  5.000%, 02/01/02                                         1,585          1,623
Bloomington, Mall of America Project,
 Series A, Callable 02/01/04 @ 100 (RB)(FSA)
  5.450%, 02/01/09                                         3,850          4,057
Bloomington, Port Authority, Callable
 03/01/00 @ 100 (GO)
  6.000%, 03/01/03                                         1,800          1,865
Chaska, First Mortgages, Multifamily
 Housing, Callable 10/01/97 @ 102 (RB)
  7.750%, 10/01/08                                           900            918
Coon Rapids, Multifamily Housing,
 Woodland North Apartments, Callable
 12/01/03 @ 100 (RB) (FHA)
  5.625%, 12/01/09                                           460            469
Coon Rapids, Single Family Mortgages,
 Callable 09/01/04 @ 102 (RB)
  5.900%, 09/01/06                                         1,135          1,199

            MINNESOTA INSURED INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Dakota County, Housing & Redevelopment
 Authority, Callable 04/01/05 @ 102 (RB)
 (AMT) (FNMA/GNMA)
  6.000%, 10/01/14                                    $    1,375     $    1,384
Dakota County, Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 04/01/04 @ 102 (RB) (AMT) (FNMA)
  6.250%, 10/01/04                                         1,045          1,097
Dakota County, Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 09/01/98 @ 103 (RB) (FHA/GNMA/VA)
  7.250%, 03/01/06                                           540            545
Dakota County, Housing & Redevelopment
 Authority (RB) (MLO)
  4.800%, 02/01/01                                         1,045          1,058
  4.950%, 02/01/02                                         1,000          1,019
Dakota County, Housing & Redevelopment
 Authority, Callable 10/01/07 @ 101.5
 (RB) (GNMA)
  5.125%, 10/01/20                                         1,368          1,382
Dakota, Washington, & Stearns Counties, Housing
 & Redevelopment Authority, Single Family
 Mortgages, Callable 03/01/04 @ 102
 (RB) (AMT) (FNMA)
  6.500%, 09/01/10                                           775            822
Dakota, Washington, & Stearns Counties,
 Housing & Redevelopment Authority, Single
 Family Mortgages, Callable 03/01/04 @
 102 (RB) (AMT) (FNMA)
  6.000%, 09/01/04                                           510            537
Duluth, Economic Development Authority,
 Health Care Facility, Callable 11/01/02
 @ 102 (RB) (AMBAC)
  6.100%, 11/01/04                                           650            709
Duluth, Economic Development Authority,
 Health Care Facility, Escrowed to Maturity
 (RB) (AMBAC)
  6.100%, 11/01/04                                           250            274
Fridley, School District #14, Callable
 02/01/05 @ 100 (GO) (FSA)
  5.350%, 02/01/26                                         5,000          5,000
Hopkins, Independent School District #270,
 Series A, Callable 02/01/03 @ 100 (GO) (MBIA)
  4.800%, 02/01/05                                         2,000          2,012
Mankato County, Independent School
 District #77, Series A, Callable 02/01/04
 @ 100 (GO) (FSA)
  5.100%, 02/01/07                                         1,000          1,021

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Minneapolis & St. Paul, Housing Finance Board,
 Callable 11/01/04 @ 102 (RB) (AMT)
 (FNMA/GNMA)
  6.800%, 11/01/08                                    $    1,275     $    1,410
Minneapolis & St. Paul, Housing Finance Board,
 Single Family Mortgages, Series A, Callable
 06/01/99 @ 102 (RB)(AMT)(FHA/GNMA/VA)
  7.875%, 12/01/12                                           340            346
Minneapolis & St. Paul, Housing & Redevelopment
 Authority, Health One Obligated Group,
 Callable 08/15/00 @ 102 (RB) (MBIA)
  7.300%, 08/15/01                                         1,000          1,097
Minneapolis & St. Paul, Housing & Redevelopment
 Authority, Health One Obligated Group, Series C,
 Pre-refunded  @ 102 (RB)
  8.000%, 08/15/00 (B)                                     1,000          1,122
Minneapolis & St. Paul, Housing & Redevelopment
 Authority, Healthspan, Series A, Callable 11/15/03
 @ 102 (RB) (AMBAC)
  5.000%, 11/15/07                                         2,000          2,020
  5.000%, 11/15/13                                         2,000          1,954
Minneapolis & St. Paul, Housing Finance Board,
 Single Family Mortgages, Phase VI, Series A,
 Callable 08/01/98  @ 102 (RB)
  7.700%, 08/01/00                                           160            166
Minneapolis & St. Paul, Metropolitan Airports
 Commission, Series 10, Callable 01/01/03
 @ 100 (RB)
  5.000%, 01/01/05                                         1,000          1,014
Minneapolis & St. Paul, Metropolitan Airports
 Commission, Series 7, Callable 01/01/99
 @ 102 (RB) (AMT)
  7.800%, 01/01/11                                         2,900          3,067
Minneapolis & St. Paul, Metropolitan Airports
 Commission, Series 8 (RB) (AMT)
  5.750%, 01/01/00                                         1,335          1,378
Minneapolis & St. Paul, Metropolitan Airports
 Commission, Series 8, Callable
 01/01/02 @ 100 (RB) (AMT)
  6.100%, 01/01/03                                         1,500          1,592
  6.350%, 01/01/04                                         2,500          2,669
Minneapolis, Abbott Northwestern,
 Pre-refunded @ 102 (RB)
  6.950%, 12/01/99 (B)                                     1,000          1,079

            MINNESOTA INSURED INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Minneapolis, Callable 10/01/05 @ 100 (RB)
  0.000%, 10/01/12                                    $    2,950     $    1,029
Minneapolis, Community Development Agency
 (RB) (MBIA)
  7.000%, 03/01/01                                         2,500          2,722
Minneapolis, Community Development Agency,
 Recreational Facility Improvements (RB) (MBIA)
 0.000%, 03/01/02                                          5,000          4,125
Minneapolis, Health Care Facilities Authority,
 Fairview Hospital & Healthcare, Callable
 11/15/03 @ 102 (RB) (MBIA)
  5.100%, 11/15/05                                         1,000          1,026
Minneapolis, Health Care Facilities Authority,
 Fairview Hospital & Healthcare,
 Series A (RB) (MBIA)
  4.800%, 11/15/02                                         1,000          1,014
Minneapolis, Hennepin Avenue, Series C,
 Pre-refunded @ 100 (GO)
  6.250%, 03/01/02 (B)                                     1,000          1,079
  6.350%, 03/01/02 (B)                                     1,200          1,299
Minneapolis, Public Improvements,
 Escrowed to Maturity (GO)
  5.300%, 11/01/99                                         1,500          1,543
Minneapolis, Sales Tax,
 Callable 04/01/02 @ 102 (RB)
  6.150%, 10/01/05                                         2,400          2,601
Minneapolis, School District #1 (GO) (SDCP)
  5.000%, 02/01/04                                         3,375          3,468
Minneapolis, School District #1
 (RB) (MLO) (AMBAC)
  5.300%, 02/01/02                                         1,000          1,031
Minneapolis, School District #1,
 Callable 02/01/98 @ 100 (GO)
  6.200%, 02/01/01                                         1,000          1,006
Minneapolis, School District #1, Series A,
 Callable 02/01/06 @ 100 (COP) (MBIA) (MLO)
  5.900%, 02/01/11                                         2,150          2,260
Minneapolis, School District #1, Series B,
 Callable 02/01/03 @ 100 (COP) (MLO) (AMBAC)
  5.400%, 02/01/04                                         2,000          2,070
Minneapolis, School District #1, Series B,
 Callable 02/01/03 @ 100 (COP) (MLO)
 (AMBAC)
  5.500%, 02/01/05                                         2,000          2,075
Minneapolis, Series B,
 Callable 09/01/05 @ 100 (GO)
  5.050%, 03/01/06                                         6,000          6,210

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Minneapolis, Tax Increment,
 Pre-refunded @ 100 (GO)
  6.300%, 04/01/00 (B)                                $    1,000     $    1,054
Minnesota Agricultural & Economic Development
 Board, Fairview Hospital Project (RB) (MBIA)
  5.400%, 11/15/08                                         1,000          1,041
  5.750%, 11/15/26                                         2,000          2,057
Minnesota Agricultural & Economic Development
 Board, Fairview Hospital Project, Series A,
 Callable 11/15/07 @ 102 (RB) (MBIA)
  5.500%, 11/15/17                                         1,500          1,522
Minnesota Higher Education Facilities Authority,
 University of St. Thomas, Series 3-C,
 Pre-refunded @ 101 (RB)
  7.125%, 09/01/00 (B)                                     2,095          2,289
Minnesota Public Facilities Authority, Water
 Pollution Control, Series A,
 Pre-refunded @ 102 (RB)
  6.850%, 03/01/00 (B)                                     1,000          1,082
  6.900%, 03/01/00 (B)                                       500            542
Minnesota Public Facilities Authority, Water
 Pollution Control, Series B (RB)
  6.050%, 03/01/00                                         1,000          1,044
Minnesota Public Facilities Authority, Water
 Pollution Control, Series B,
 Callable 03/01/01 @ 102 (RB)
  6.250%, 03/01/02                                           500            539
  6.350%, 03/01/03                                           500            540
Minnesota Public Facilities Authority, Water
 Pollution Control, Series B,
 Pre-refunded @ 102 (RB)
  6.700%, 03/01/01 (B)                                     4,350          4,774
Minnesota State (GO)
  5.000%, 04/01/03                                         1,000          1,037
Minnesota State, Callable 08/01/07 @ 100 (GO)
  4.850%, 08/01/12                                         5,420          5,339
Minnesota State Housing Finance Agency,
 Rental Housing, Series D (RB) (MBIA)
  4.650%, 02/01/00                                         1,830          1,844
  5.150%, 08/01/04                                           905            930
Minnesota State Housing Finance Agency,
 Rental Housing, Series D, Callable
 02/01/05 @ 102 (RB) (MBIA)
  5.450%, 08/01/07                                         2,735          2,831
Minnesota State Housing Finance Agency,
 Single Family Mortgages, Series C (RB) (FHA)
  7.500%, 01/01/98                                           330            332

            MINNESOTA INSURED INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Minnesota State Housing Finance Agency,
 Single Family Mortgages, Series C,
 Callable 01/01/01 @ 102 (RB) (FHA/VA)
  6.600%, 07/01/02                                    $      735     $      778
Minnesota State Housing Finance Agency,
 Single Family Mortgages, Series D (RB) (AMBAC)
  4.500%, 07/01/01                                         2,000          2,018
Minnesota State Housing Finance Agency,
 Single Family Mortgages, Series D,
 Callable 01/01/04 @ 102 (RB) (AMBAC)
  4.800%, 07/01/04                                         3,400          3,447
Minnesota State Housing Finance Agency,
 Rental Housing, Series D (RB) (MBIA)
  5.050%, 08/01/03                                           910            932
Minnesota State Housing Finance Agency, Single
 Family Mortgages, Series C (RB) (FHA)
  7.700%, 01/01/99                                           355            367
Minnesota State, Pre-refunded @ 100 (GO)
  6.800%, 08/01/98 (B)                                     2,790          2,861
  5.750%, 08/01/02 (B)                                     5,000          5,319
Minnesota State, Series A (RB) (AMBAC)
  5.000%, 06/30/00                                         5,000          5,106
Minnesota State, Tax-Exempt Mortgage
 Trust, Series C (RB) (MLO) (NN)
  4.362%, 09/01/10 (A)                                       146            148
Northern Minnesota Municipal Power Agency,
 Series A (RB) (AMBAC)
  5.500%, 01/01/03                                         2,500          2,619
Northern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/03 @ 102 (RB) (AMBAC)
  5.600%, 01/01/04                                         1,900          2,009
Northern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/05 @ 100 (RB) (AMBAC)
  5.900%, 01/01/07                                         1,800          1,928
Northern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/99 @ 102 (RB) (AMBAC)
  7.250%, 01/01/00                                         1,700          1,796
Northern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/99 @ 102 (RB) (MBIA)
  7.300%, 01/01/01                                         3,835          4,051
Olmsted County, Housing & Redevelopment
 Authority, Pre-refunded @ 100 (RB) (MLO)
  7.000%, 02/01/01                                         3,025          3,290
Olmsted County, Resource Recovery, Series A,
 Callable 02/01/02 @ 100 (RB)
  5.800%, 02/01/04                                         1,850          1,949

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Osseo, Independent School District #279,
 Callable 02/01/03 @ 100 (GO) (FGIC)
  5.400%, 02/01/05                                    $    2,525     $    2,613
Osseo, Independent School District, Series A,
 Callable 02/01/00 @ 100 (GO)
  5.500%, 02/01/01                                         1,300          1,334
Pipestone, Industrial Development,
 Cargill Project (RB)
  5.000%, 09/01/00                                         1,890          1,933
Plymouth, Health Facilities, Callable
 06/01/04 @ 102 (RB) (CGIC)
  6.200%, 06/01/11                                         1,360          1,471
Ramsey & Washington Counties, Resource
 Recovery, Northern State Power, Series A,
 Callable 12/01/97 @ 103 (RB)
  6.200%, 12/01/00                                         1,000          1,033
Red Wing, Independent School District #256,
 Series A, Callable 02/01/03 @ 100 (GO)
  5.250%, 02/01/05                                         1,010          1,039
Richfield, Independent School
 District #280 (GO) (FGIC)
  4.531%, 02/01/98 (A)                                     8,330          8,340
Robbinsdale, North Memorial Medical Center,
 Series A (RB) (AMBAC)
  5.100%, 05/15/03                                         1,000          1,036
Robbinsdale, North Memorial Medical Center,
 Series A, Callable 05/15/03 @ 102 (RB) (AMBAC)
  5.150%, 05/15/04                                         1,000          1,039
Robbinsdale, North Memorial Medical Center,
 Series B (RB) (AMBAC)
  5.000%, 05/15/02                                         1,250          1,286
  5.100%, 05/15/03                                         1,000          1,036
Rochester, Independent School District #535,
 Series A, Callable 02/01/00 @ 100 (GO)
  5.600%, 02/01/03                                         1,500          1,543
Rochester, St. Mary's Hospital,
 Escrowed to Maturity (RB)
  5.750%, 10/01/07                                         3,000          3,169
Rosemount, Independent School District,
 Series A, Callable 06/01/04 @ 100 (GO)
  5.625%, 06/01/07                                         1,400          1,474
Savage, Public Improvements (GO) (FGIC)
  5.200%, 02/01/05                                         1,000          1,041
Savage, Public Improvements,
 Callable 02/01/06 @ 100 (GO) (FGIC)
  5.350%, 02/01/07                                         1,000          1,045
  5.500%, 02/01/08                                         1,000          1,051

            MINNESOTA INSURED INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
South St. Paul, Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 09/01/05 @ 100 (RB) (FNMA)
  5.100%, 09/01/07                                    $    1,135     $    1,155
  4.500%, 09/01/11                                           525            518
Southern Minnesota Municipal Power
 Agency (RB) (MBIA)
  0.000%, 01/01/20                                         3,500          1,050
Southern Minnesota Municipal Power Agency,
 Callable 01/01/03 @ 102 (RB) (FGIC)
  5.000%, 01/01/06                                         2,500          2,547
Southern Minnesota Municipal Power Agency,
 Power Supply Systems, Series A (RB) (FGIC)
  5.300%, 01/01/01                                         1,275          1,312
Southern Minnesota Municipal Power Agency,
 Power Supply Systems, Series B,
 Escrowed To Maturity (RB)
  5.300%, 01/01/01                                         1,000          1,034
Southern Minnesota Municipal Power Agency,
 Series A (RB) (MBIA)
  0.000%, 01/01/21                                         5,000          1,429
Southern Minnesota Municipal Power Agency,
 Series A, Escrowed to Maturity,
 Callable 01/01/03 @ 102 (RB)
  5.600%, 01/01/04                                           895            951
Southern Minnesota Municipal Power Agency,
 Series B (RB) (MBIA)
  4.850%, 01/01/07                                         1,875          1,882
Southern Minnesota Municipal Power Agency,
 Power Supply Systems, Series A,
 Escrowed To Maturity (RB)
  5.300%, 01/01/01                                           725            749
St. Cloud, Hospital Facility, St. Cloud Hospital,
 Series B, Pre-refunded @ 102 (GO) (AMBAC)
  7.000%, 07/01/01 (B)                                     3,000          3,332
St. Cloud, Law Enforcement Center,
 Callable 02/01/01 @ 100 (RB) (MLO)
  5.750%, 02/01/02                                         1,000          1,035
St. Cloud, Water & Sewer, Series A (RB)
  6.000%, 08/01/02                                         1,000          1,065
St. Louis Park, Health Care Facilities,
 Callable 07/01/03 @ 102 (RB) (AMBAC)
  4.600%, 07/01/05 (A)                                     6,000          5,985
St. Louis Park, Health Care Facilities,
 Methodist Hospital, Series C,
 Pre-refunded @ 102 (RB) (AMBAC)
  7.150%, 07/01/00 (B)                                     1,240          1,361
  7.250%, 07/01/00 (B)                                     3,500          3,844

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
St. Louis Park, Health Care Facilities, Methodist
 Hospital, Series C, Pre-refunded @ 102
 (RB) (AMBAC)
  7.200%, 07/01/00 (B)                                $    1,250     $    1,373
St. Louis Park, Health Care Facilities, Minnesota
 Health System, Series A, Escrowed to Maturity
 (RB) (AMBAC)
  4.300%, 07/01/00                                         2,000          2,003
St. Louis Park, Housing & Redevelopment
 Authority, Single Family Mortgages,
 Callable 04/20/03 @ 100 (RB) (GNMA)
  6.500%, 10/20/03                                           416            439
St. Louis Park, Independent School
 District #283, Callable 02/01/01 @ 100 (RB)
  5.900%, 02/01/04                                         1,000          1,043
St. Paul, Housing & Redevelopment Authority,
 Callable 03/01/05 @ 102 (RB) (FNMA)
  6.125%, 03/01/17                                         1,210          1,236
St. Paul, Housing & Redevelopment Authority,
 Civic Center Project (RB)
  4.700%, 11/01/02                                         1,420          1,445
St. Paul, Housing & Redevelopment Authority,
 Downtown & Seventh Place Project (RB) (AMBAC)
  4.850%, 09/01/01                                         2,000          2,035
St. Paul, Housing & Redevelopment Authority,
 Downtown & Seventh Place Project,
 Callable 09/01/03 @ 101 (RB) (AMBAC)
  5.200%, 09/01/04                                         4,000          4,140
St. Paul, Housing & Redevelopment Authority,
 Downtown & Seventh Place Project,
 Callable 09/01/04 @ 100 (RB) (AMBAC)
  5.350%, 09/01/07                                         1,000          1,035
St. Paul, Housing & Redevelopment Authority,
 Series A, Pre-refunded @ 102 (RB)
  6.450%, 08/01/00 (B)                                     1,000          1,079
St. Paul, Housing & Redevelopment Authority,
 St. Paul Heart & Lung Center, Mandatory
 Put @ 100 (RB)
  4.700%, 12/01/00 (C)                                     3,075          3,113
St. Paul, Independent School District #625,
 Callable 01/01/00 @ 100 (COP) (MLO)
  6.800%, 01/01/02                                           750            788
  6.850%, 01/01/03                                           750            795
St. Paul, Independent School District #625,
 Callable 02/01/04 @ 100 (GO)
  5.800%, 02/01/07                                         1,000          1,063

            MINNESOTA INSURED INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
St. Paul, Independent School District #625,
 Series C (COP) (MLO)
  5.850%, 02/01/07                                    $    1,000     $    1,054
St. Paul, Independent School District #625,
 Series C (COP) (MLO) (FSA)
  6.125%, 02/01/01                                         1,100          1,163
St. Paul, Independent School District #625,
 Series C (RB) (FSA)
  6.125%, 02/01/00                                         1,025          1,072
St. Paul, Port Authority Energy Package,
 Tax Increment (RB) (FSA)
  5.000%, 02/01/08                                         2,100          2,145
St. Paul, Port Authority Industrial Development,
 Escrowed To Maturity (RB)
  8.250%, 11/01/99                                           320            335
St. Paul, Science Museum, Escrowed
 to Maturity (COP)
  7.500%, 12/15/01                                           380            400
St. Paul, Series A, Callable 02/01/01 @ 100 (GO)
  5.250%, 02/01/03                                         1,500          1,534
St. Paul, Sewer Revenue, Callable
 06/01/03 @ 100 (RB) (AMBAC)
  5.350%, 12/01/04                                         3,000          3,109
  5.450%, 12/01/05                                         5,000          5,188
Stearns County, Housing & Redevelopment
 Authority, Callable 02/01/99 @ 102
 (RB) (MLO) (AMBAC)
  6.750%, 02/01/04                                         1,665          1,748
Stillwater, Independent School District #834,
 Callable 02/01/02 @ 100 (GO) (FGIC)
  5.200%, 02/01/03                                         2,500          2,584
Vadnais Heights, Single Family Mortgages (RB)
  5.500%, 11/01/04                                         1,005          1,038
  6.000%, 11/01/09                                           580            609
  5.600%, 05/01/10                                           160            164
Washington County, Housing & Redevelopment
 Authority, Jail Facility (RB) (MLO)
  6.400%, 02/01/00                                         1,000          1,050
  5.000%, 02/01/03                                         2,755          2,841
Washington County, Housing & Redevelopment
 Authority, Jail Facility, Callable 02/01/03
 @ 100 (RB) (MBIA) (MLO)
  5.400%, 02/01/08                                         1,580          1,621
Washington County, Housing & Redevelopment
 Authority, Jail Facility, Escrowed To
 Maturity (RB) (MLO)
  6.500%, 02/01/01                                         1,000          1,071

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
Washington County, Housing & Redevelopment
 Authority, Jail Facility, Pre-refunded @ 100
 (RB) (MLO)
  6.800%, 02/01/02 (B)                                $    1,500     $    1,648
Washington County, Raymie Johnson
 Apartments, Series C (GO) (FGIC)
  6.000%, 01/01/10                                         1,340          1,420
West St. Paul, Independent School
 District #197 (GO) (MBIA)
  0.000%, 02/01/99                                           930            881
  0.000%, 02/01/05                                         2,000          1,423
Western Minnesota Municipal Power Agency,
 Callable 01/01/03 @ 100 (RB) (AMBAC)
  6.500%, 01/01/04                                         1,980          2,129
Western Minnesota Municipal Power Agency,
 Series A, Callable 01/01/06 @ 102 (RB) (AMBAC)
  5.500%, 01/01/13                                         2,000          2,079
Western Minnesota Municipal Power Agency,
 Series B (RB) (AMBAC)
  6.000%, 01/01/03                                         1,500          1,616
Willmar, Independent School
 District #347 (GO) (SDCP)
  4.950%, 02/01/06                                         1,000          1,010
Willmar, Independent School District #347,
 Series C, Callable 02/01/02 @ 100 (GO) (AMBAC)
  6.150%, 02/01/09                                         1,000          1,074
Willmar, Independent School District #347,
 Callable 02/01/06 @ 100 (GO) (SDCP)
  5.150%, 02/01/09                                         1,610          1,626
                                                                     ----------
                                                                        298,047
                                                                     ----------
Puerto Rico--0.1%
Puerto Rico, Housing Finance Agency,
 Single Family Mortgages, Portfolio 1,
 Series B (RB) (GNMA)
  6.800%, 10/15/99                                           280            294
                                                                     ----------
Virgin Islands--0.1%
Virgin Islands, Callable 10/01/03 @ 100
 (RB) (GOVI)
  7.750%, 10/01/06                                           390            429
                                                                     ----------
TOTAL MUNICIPAL BONDS
 (Cost $288,160)                                                        298,770
                                                                     ----------
Money Market Fund--0.8%
Federated Minnesota Municipal
 Cash Trust                                            2,450,156          2,450
                                                                     ----------
TOTAL MONEY MARKET FUND
 (Cost $2,450)                                                            2,450
                                                                     ----------

            MINNESOTA INSURED INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.9%
 (Cost $290,610)                                                     $  301,220
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--1.1%                                   3,355
                                                                     ----------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 29,528,389 outstanding shares                                 285,722
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 738,624 outstanding shares                                      7,287
Accumulated net realized gain on investments                                956
Net unrealized appreciation of investments                               10,610
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  304,575
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE--
 INSTITUTIONAL CLASS                                                 $    10.06
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    10.09

MAXIMUM SALES CHARGE OF 3.00% (1)                                          0.31
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    10.40
                                                                     ----------

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1997. The date shown is the next reset date.

(B) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(C) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

AMBAC--American Municipal Bond Assurance Company
AMT--Alternative Minimum Tax
CFC--National Rural Utilities Cooperative Financing Corporation
CGIC--Capital Guaranty Insurance Company
COP--Certificate of Participation
FGIC--Federal Guaranty Insurance Corporation
FHA--Federal Housing Authority
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
GOVI--General Obligation of U.S. Virgin Islands
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
NN--Northwestern National
RB--Revenue Bond
SDCP--School District Credit Program
VA--Veterans Administration

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        OREGON INTERMEDIATE TAX FREE FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--98.9%
OREGON--98.1%
Albany, Linn, & Benton Counties (GO) (MBIA)
  6.200%, 11/01/97                                    $      345     $      346
Albany, Linn, & Benton Counties, Callable 11/01/97
 @ 100 (GO) (MBIA)
  6.300%, 11/01/98                                           420            421
Albany, Sewer Revenue, Pre-refunded @ 100
 (RB) (MBIA)
  6.850%, 02/01/99 (A)                                       195            202
  6.900%, 02/01/99 (A)                                       160            166
Baker County, Pollution Control Revenue (RB) (SBA)
  5.850%, 07/01/01                                           300            307
  5.950%, 07/01/02                                           315            323
  6.050%, 07/01/03                                           335            343
Baker County, Pollution Control Revenue,
 Callable 01/01/98 @ 102 (RB)
  5.750%, 07/01/00                                           285            292
Bear Creek Valley, Sanitation Authority,
 Callable 10/01/97 @ 100 (GO)
  7.000%, 10/01/98                                           330            335
  7.200%, 10/01/00                                           215            218
Beaverton (GO)
  5.750%, 04/01/01                                           860            903
Beaverton, Limited Tax, Series B,
 Callable 04/01/02 @ 100 (GO)
  5.000%, 04/01/03                                           900            922
Beaverton, Pre-refunded @ 100 (GO)
  6.500%, 06/01/98 (A)                                       305            311
Beaverton, Water Revenue, Callable 06/01/04
 @ 101 (RB) (FSA)
  6.125%, 06/01/14                                         1,000          1,076
Chemeketa, Community College,
 Callable 06/01/06 @ 100 (GO) (FGIC)
  5.650%, 06/01/09                                         1,000          1,071
Clackamas & Washington Counties, School
 District #3, Callable 08/01/02 @ 100 (GO)
  5.600%, 08/01/03                                         1,000          1,051
Clackamas & Washington Counties, School
 District #3, Callable 10/01/02 @ 101 (GO)
  5.650%, 10/01/05                                           235            249
Clackamas County, Health Facility Authority,
 Series A, Callable 03/01/02 @ 102 (RB) (MBIA)
  5.900%, 03/01/03                                           885            951
Clackamas County, Hospital Revenue, Sisters
 Providence, Series A, Callable 04/01/02 @ 102 (RB)
  6.200%, 10/01/02                                           680            739

                  OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Clackamas County, School District #12,
 Callable 06/01/03 @ 101 (GO)
  4.650%, 06/01/04                                    $      750     $      755
  4.650%, 06/01/05                                         1,025          1,030
Clackamas County, School District #7 (GO)
  6.600%, 06/15/99                                           500            522
  5.200%, 06/15/04                                           600            628
Clackamas County, School District #7,
 Pre-refunded @ 100 (GO)
  6.900%, 06/15/00 (A)                                       605            650
Clackamas County, Service District #1,
 Callable 10/01/97 @ 100 (GO)
  6.600%, 10/01/99                                           370            374
Clackamas County, Service District #1, Sewer
 Revenue, Callable 10/01/06 @ 100 (RB)
  6.200%, 10/01/09                                           700            771
Columbia River, Peoples Utility District,
 Callable 06/01/06 @ 100 (GO) (AMBAC)
  4.375%, 06/01/07                                         1,245          1,191
Deschutes & Jefferson Counties, School
 District #2 Redmond, Callable 06/01/03
 @ 100 (GO) (MBIA)
  5.400%, 06/01/05                                         1,000          1,046
Deschutes County, Callable 12/01/06
 @ 100 (GO) (MBIA)
  5.250%, 12/01/09                                         1,000          1,036
Douglas County, Hospital Facility Authority,
 Catholic Health Series B, (RB) (MBIA)
  5.500%, 11/15/04                                           505            538
Emerald Peoples Utility District (RB) (FGIC)
  7.200%, 11/01/02                                         1,235          1,403
Emerald Peoples Utility District,  Escrowed To
 Maturity (RB) (AMBAC)
  6.800%, 11/01/97                                           550            551
Emerald Peoples Utility District, Pre-refunded
 @ 100 (RB) (AMBAC)
  6.800%, 11/01/97 (A)                                       250            251
Emerald Peoples Utility District, Series B,
 Escrowed To Maturity (RB) (AMBAC)
  7.000%, 11/01/99                                           630            669
Eugene, Callable 12/01/97 @ 100.5 (COP)
 (MLO) (MBIA)
  6.400%, 06/01/98                                           400            404
Eugene, Electric Utility Revenue, Callable
 10/31/97 @ 100 (RB)
  6.650%, 09/01/00                                         1,200          1,215

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Eugene, Public Improvements, Series P, Callable
 10/01/00 @ 100 (GO)
  5.600%, 10/01/04                                    $      165     $      169
Eugene, Public Safety Facilities, Callable 06/01/06
 @ 100 (GO) (FGIC)
  5.700%, 06/01/16                                         1,295          1,342
Eugene, Water Revenue Utility, Series 1986,
 Pre-refunded @ 101.5 (RB)
  6.100%, 12/01/97 (A)                                       175            179
  6.200%, 12/01/97 (A)                                       295            302
Grants Pass, Callable 06/01/98 @ 100
 (GO) (AMBAC)
  5.850%, 06/01/00                                         1,000          1,011
Gresham, Sewer Revenue (RB)
  4.950%, 06/01/02                                           615            635
Gresham, Sewer Revenue, Callable 06/01/02
 @ 102 (RB)
  5.250%, 06/01/05                                           500            522
Jackson County, School District # 549C (GO) (FSA)
  6.000%, 06/01/05                                         1,125          1,235
Josephine County, School District #7 (GO) (FGIC)
  5.750%, 06/01/06                                         1,525          1,660
Lake Oswego, Pre-refunded @ 100 (GO)
  6.300%, 02/01/99 (A)                                       270            278
Lane County Community College (GO)
  5.000%, 06/01/01                                         1,000          1,031
  5.200%, 06/01/02                                         2,300          2,401
Lane County, Metropolitan Waste
 Water Service (GO)
  5.100%, 09/01/00                                           660            677
Lane County, School District #4J (COP) (MLO)
  6.650%, 10/01/97                                           345            345
Lane County, School District #4J, Series A (GO)
  4.900%, 07/01/02                                         1,000          1,025
Lincoln City, Callable 01/01/98 @ 100
 (GO) (AMBAC)
  5.750%, 07/01/01                                           500            500
Lincoln City, School District (GO) (FGIC)
  5.500%, 06/15/04                                         2,095          2,244
Lincoln City, Series A, Callable 02/01/98 @
 100 (GO) (AMBAC)
  5.000%, 02/01/03                                           305            312
Lincoln County, School District (GO) (FGIC)
  6.000%, 06/15/06                                         1,055          1,176
Marion & Polk Counties, School District #24-J,
 Callable 10/01/03 @ 101 (GO)
  4.500%, 10/01/05                                         1,500          1,500

                  OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Marion & Polk Counties, School District #24-J,
 Pre-refunded @ 100 (GO)
  5.600%, 10/01/02 (A)                                $      785     $      833
  5.700%, 10/01/02 (A)                                       660            704
  5.800%, 10/01/02 (A)                                       815            872
Marion County, Office Building Facility (COP) (MLO)
  10.000%, 05/01/05                                          400            406
Marion County, School District #7-J, Callable
 06/01/04 @ 101 (GO) (FSA)
  5.600%, 06/01/06                                           860            919
Marion County, Solid Waste & Electric Revenue,
 Ogden Martin System Project (RB) (AMBAC)
  5.000%, 10/01/99                                         2,000          2,040
  5.100%, 10/01/02                                         1,000          1,039
  5.500%, 10/01/06                                         1,400          1,501
Medford, Hospital Facilities Authority (RB) (MBIA)
  6.300%, 12/01/99                                           400            419
Medford, Hospital Facilities Authority, Callable
 12/01/00 @ 102 (RB) (MBIA)
  6.600%, 12/01/03                                           300            325
Metropolitan Service District, Pre-refunded
 @ 100 (GO)
  7.650%, 12/01/97 (A)                                     1,000          1,006
Metropolitan Open Spaces Program,
 Series A (GO)
  5.250%, 09/01/01                                         2,495          2,592
Metropolitan Open Spaces Program, Series A,
 Callable 09/01/03 @ 102 (GO)
  5.000%, 09/01/04                                         1,275          1,308
Metropolitan Open Spaces Program, Series C,
 Callable 09/01/03 @ 102 (GO)
  5.250%, 09/01/13                                         1,000          1,011
Metropolitan Service District, Oregon Convention
 Center, Callable 01/01/00 @ 102 (GO)
  6.000%, 07/01/02                                         1,300          1,370
Metropolitan Service District, Oregon Convention
 Center, Pre-refunded @ 100 (GO)
  7.000%, 12/01/97 (A)                                       325            327
Metropolitan Service District, Oregon Convention
 Center, Series A, Callable 01/01/00 @ 102 (GO)
  5.750%, 07/01/00                                         1,100          1,145
  6.250%, 01/01/13                                           500            524
Metropolitan Service District, Oregon
 Waste Disposal (RB)
  6.850%, 07/01/99                                           540            568
Metropolitan Service District, Oregon Waste
 Disposal, Continuously Callable (RB)
  6.950%, 01/01/00                                           935            999

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Metropolitan, Washington Park Zoo, Series A (GO)
  5.000%, 01/15/02                                    $    1,040     $    1,070
  5.000%, 01/15/03                                         1,095          1,129
Metropolitan, Washington Park Zoo, Series A (GO)
  6.000%, 01/15/05                                         1,215          1,324
Metropolitan, Washington Park Zoo, Series A,
 Callable 01/15/07 @ 100 (GO)
  5.250%, 01/15/10                                         1,000          1,021
Morrow County (GO) (MBIA)
  5.500%, 06/01/04                                           795            845
  5.500%, 06/01/05                                           835            888
Multnomah County, Health Facilities Lease,
 Series A, Callable 07/01/03 @ 101 (COP) (MLO)
  5.100%, 07/01/04                                           925            959
Multnomah County, Juvenile Justice Project,
 Series A, Callable 08/01/02 @ 101 (COP) (MLO)
  5.700%, 08/01/03                                           675            719
Multnomah County, School District #1,
 Callable 12/15/97 @ 100 (GO)
  6.300%, 12/15/99                                         1,025          1,030
  6.500%, 12/15/00                                         1,470          1,478
Multnomah County, School District #1-J (GO)
  4.500%, 06/01/01                                         1,000          1,012
  4.250%, 06/01/03                                         1,500          1,498
Multnomah County, School District #1-J,
 Callable 12/15/97 @ 100 (GO)
  6.700%, 12/15/02                                           500            503
  6.750%, 12/15/03                                         1,165          1,171
Multnomah County, School District #1-J,
 Series A, Callable 10/29/97 @ 100 (COP) (MLO)
  6.500%, 12/15/97                                           400            402
Multnomah County, School District #1-J, Series A,
 Callable 10/31/97 @ 100 (COP) (MLO)
  6.500%, 12/15/98                                         1,225          1,232
Multnomah County, School District #1-J, Series B,
 Callable 10/31/97 @ 100 (COP) (MLO)
  6.500%, 12/15/97                                           400            402
  6.600%, 12/15/98                                         1,000          1,006
Multnomah County, School District #3,
 Callable 12/01/05 @ 100 (GO) (FGIC)
  5.600%, 12/01/07                                           780            832
Multnomah County, School District #4 (GO)
  5.500%, 01/01/02                                           910            959
Multnomah County, School District #4,
 Callable 01/01/02 @ 100 (GO)
  5.800%, 01/01/04                                         1,400          1,480
Multnomah County, School District #40 (GO)
  5.250%, 06/01/04                                         1,000          1,041

                  OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Multnomah County, School District #7
 (GO) (AMBAC)
  5.875%, 06/01/02                                    $    1,000     $    1,075
  5.500%, 06/01/06                                         1,000          1,074
Northern Wasco County, Hydroelectric Utility,
 McNary Dam Fishway Project, Callable
 12/01/03 @ 102 (RB)
  4.750%, 12/01/06                                           470            472
Oregon State (GO)
  6.000%, 08/01/02                                         2,100          2,252
  6.000%, 02/01/03                                         1,000          1,074
Oregon State,  Pollution Control, Series C,
 Callable 06/01/03 @ 100 (GO)
  5.625%, 06/01/13                                         1,045          1,055
Oregon State, Administrative Services,
 Callable 11/01/05 @ 101 (COP) (MLO) (MBIA)
  5.000%, 11/01/06                                         1,350          1,396
Oregon State, Alternative Energy, Private Act,
 Callable 07/01/04 @ 100 (GO)
  5.300%, 07/01/05                                           900            941
Oregon State, Board of Higher Education,
 Equipment Finance (COP) (BIG)
  6.700%, 10/01/97                                         1,190          1,190
Oregon State, Board of Higher Education,
 Series B, Callable 10/15/02 @ 100 (GO)
  6.250%, 10/15/12                                         1,375          1,473
Oregon State, Department of Administrative
 Services, Series A (COP) (MLO) (MBIA)
  5.375%, 11/01/02                                         3,000          3,154
Oregon State, Department of Administrative
 Services, Series C (COP) (MLO) (MBIA)
  4.800%, 05/01/02                                         1,145          1,171
Oregon State, Department of Administrative
 Services, Series C, Callable 05/01/06 @ 101
 (COP) (MLO) (MBIA)
  5.750%, 05/01/07                                         1,635          1,780
Oregon State, Department of General Services,
 Series E (COP) (MLO) (AMBAC)
  6.800%, 09/01/99                                         1,050          1,105
Oregon State, Department of General Services,
 Series F (COP) (MLO) (AMBAC)
  6.800%, 09/01/99                                         1,000          1,053
Oregon State, Department of Transportation,
 Regional Light Rail Fund, Callable 06/01/04
 @ 102 (RB) (MBIA)
  6.000%, 06/01/05                                         2,000          2,203

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Oregon State, Economic Development
 Department (RB)
  4.650%, 01/01/02                                    $      355     $      355
Oregon State, Economic Development Department,
 Callable 01/01/02 @ 102 (RB)
  4.850%, 01/01/04                                           555            556
Oregon State, Economic Development Department,
 Series A, Callable 01/01/06 @ 102 (RB) (MBIA)
  5.000%, 01/01/11                                           500            503
Oregon State, Equipment Finance Program,
 Series I (COP) (MLO) (MBIA)
  5.050%, 11/01/99                                           735            752
Oregon State, Fair & Exposition Center,
 Callable 10/01/01 @ 103 (RB)
  5.400%, 10/01/06                                         1,010          1,066
Oregon State, Health Housing Educational &
 Cultural Facilities (RB) (MBIA)
  5.250%, 10/01/02                                           550            575
Oregon State, Health Housing Educational &
 Cultural Facilities, Lewis & Clark College (RB) (MBIA)
  5.300%, 10/01/03                                           630            662
Oregon State, Health Housing Educational &
 Cultural Facilities, George Fox University,
 Series A, Callable 03/01/07 @ 102 (RB)
  5.400%, 03/01/09                                           395            408
  5.450%, 03/01/10                                           415            427
Oregon State, Health Housing, Reed College,
 Series A, Callable 07/01/06 @ 102 (RB)
  5.375%, 07/01/15                                         2,000          2,000
Oregon State, Housing & Community Services
 (COP) (MLO) (FHA)
  5.900%, 07/01/99                                           615            630
Oregon State, Housing & Community Services,
 Callable 07/01/03 @ 102 (RB)
  5.750%, 07/01/12                                         1,500          1,558
Oregon State, Housing & Community Services,
 Series A, Continuously Callable (RB)
  6.400%, 07/01/18                                         1,325          1,400
Oregon State, Housing & Community Services,
 Single Family Mortgages, Callable 07/01/01
 @ 102 (GO)
  6.400%, 07/01/05                                           605            638
Oregon State, Housing & Community Services,
 Single Family Mortgages, Series A,
 Callable 07/01/03 @ 102 (RB)
  4.900%, 07/01/05                                         1,075          1,086

                  OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Oregon State, Housing & Community Services,
 Single Family Mortgages, Series A,
 Callable 07/01/06 @ 102 (RB)
  6.000%, 07/01/16                                    $    1,200     $    1,260
Oregon State, Housing & Community Services,
 Single Family Mortgages, Series B,
 Callable 07/01/03 @ 102 (RB)
  5.100%, 07/01/07                                           480            493
Oregon State, Pollution Control, Callable
 11/01/07 @ 100 (GO)
  4.875%, 11/01/11                                           455            449
Oregon State, Veterans Welfare (GO)
  7.800%, 01/01/99                                           350            366
Polk, Marion & Benton Counties, School
 District #13-J (GO) (FGIC)
  5.500%, 12/01/03                                           955          1,023
Polk, Marion & Benton Counties, School
 District #13-J, Callable 12/01/04 @ 101 (GO) (FGIC)
  5.500%, 12/01/05                                           570            611
Port Astoria, Pre-refunded @ 100 (GO) (MBIA)
  6.000%, 02/01/99 (A)                                       370            380
Port Morrow, Pollution Control, Pre-refunded
 @ 100 (RB)
  6.375%, 04/01/02 (A)                                     1,050          1,142
Port Portland, International Airport,
 Series 7A (RB) (MBIA)
  6.125%, 07/01/00                                           800            844
  6.200%, 07/01/01                                           500            536
  6.500%, 07/01/04                                           500            541
Port Portland, International Airport, Series 9A,
 Callable 07/01/01 @ 102 (RB) (FGIC)
  5.400%, 07/01/04                                         1,775          1,866
Port Portland, Series A (GO)
  4.200%, 03/01/02                                         1,000            994
  4.500%, 03/01/06                                         1,000            988
Port Portland, Unlimited Tax, Series A  (GO)
  4.300%, 03/01/03                                         1,005            999
Port Umpqua, Pollution Control, International
 Paper Project, Series A, Callable 10/31/97
 @ 102 (RB)
  6.600%, 03/15/05                                         1,000          1,023
Portland, Community College District, Series A,
 Callable 07/01/02 @ 100 (GO)
  6.000%, 07/01/12                                         1,500          1,573
Portland, Housing Authority, Riverwood Project,
 Callable 01/01/06 @ 100 (RB)
  6.000%, 01/01/11                                         1,170          1,245

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Portland, Parking Revenue, Callable
 10/01/00 @ 100 (RB)
  6.300%, 10/01/06                                    $      435     $      456
  6.350%, 10/01/07                                           465            487
Portland, Pre-refunded @ 102 (GO)
  6.600%, 10/01/98 (A)                                       565            592
Portland, Series A (COP) (MLO)
  6.950%, 04/01/99                                           500            521
Portland, Series A, Pre-refunded @ 100
 (COP) (MLO)
  7.200%, 04/01/99 (A)                                     1,725          1,807
Portland, Series C, Callable 12/01/97 @ 100 (GO)
  5.500%, 12/01/00                                           250            250
Portland, Sewer Systems Revenue,
 Callable 06/01/07 @ 100 (RB) (FGIC)
  5.000%, 06/01/09                                         2,250          2,284
Portland, Sewer Systems Revenue,
 Pre-refunded @ 101 (RB)
  6.150%, 06/01/04 (A)                                     1,000          1,106
Portland, Sewer Systems Revenue,
 Series A  (RB) (MBIA)
  5.125%, 06/01/01                                         1,290          1,335
Portland, Sewer Systems Revenue,
 Series A (RB)
  5.550%, 06/01/04                                         1,085          1,147
Portland, Sewer Systems Revenue, Series B,
 Callable 04/01/02 @ 102 (RB)
  5.500%, 04/01/04                                           600            638
Salem (GO)
  6.750%, 11/01/98                                           600            619
Salem, Education Facilities, Willamette University (RB)
  5.500%, 04/01/04                                           500            526
Salem, Education Facilities, Willamette University,
 Callable 04/01/04 @ 101 (RB)
  5.700%, 04/01/05                                           500            534
Salem, Series A, Callable 01/01/01 @ 101 (GO)
  5.600%, 01/01/03                                         1,410          1,461
Salem, Water & Sewer Revenue (RB) (MBIA)
  6.000%, 06/01/06                                         1,135          1,258
Tri-County Metropolitan, Transit Improvements,
 Callable 07/01/02 @ 101 (GO)
  5.700%, 07/01/04                                         1,450          1,550
Tri-County Metropolitan, Transportation District,
 Series A, Callable 07/01/02 @ 101 (GO)
  5.600%, 07/01/03                                         2,000          2,100
  5.800%, 07/01/05                                         1,310          1,402

                  OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Tri-County Metropolitan, Transportation District,
 Series A, Callable 08/01/02 @ 101 (RB)
  5.450%, 08/01/04                                    $    1,000     $    1,055
Tri-County Service District (GO)
  5.000%, 09/01/02                                         1,570          1,619
Tualatin Valley Water District, Wolf Creek,
 Series A, Callable 12/01/03 @ 100 (GO)
  4.700%, 12/01/04                                         1,140          1,167
Washington & Clackamas Counties, School
 District #23-J (GO) (FGIC)
  5.750%, 06/01/06                                         1,055          1,151
Washington & Clackamas Counties, School
 District #23-J, Pre-refunded @ 100 (GO)
  6.625%, 01/01/00 (A)                                       435            459
Washington County (GO)
  5.850%, 12/01/01                                           685            729
Washington County, Criminal Justice Facilities,
 Callable 12/01/04 @ 100 (GO)
  5.625%, 12/01/05                                           850            912
  6.000%, 12/01/13                                         1,000          1,058
Washington County, School District #15,
 Callable 06/01/04 @ 101 (GO) (FGIC)
  5.800%, 06/01/06                                           575            623
Washington County, School District #3 (GO) (MBIA)
  5.750%, 11/01/04                                           800            870
Washington County, School District #48-J (GO)
  6.700%, 06/01/98                                           320            326
  5.900%, 09/01/01                                         1,065          1,130
Washington County, School District #48-J,
 Series B, Callable 06/01/00 @ 100 (GO)
  5.700%, 06/01/02                                           780            809
Washington County, School District #48-J,
 Series C, Pre-refunded @ 100 (GO)
  5.300%, 09/01/99 (A)                                       830            851
Washington County, School District #88-J,
 Callable 06/01/05 @ 100 (GO) (FSA)
  5.700%, 06/01/06                                         1,000          1,080
Washington County, Unified Sewerage
 Agency (RB) (AMBAC)
  5.500%, 10/01/02                                         1,000          1,059
Washington County, Unified Sewerage Agency,
 Callable 10/01/06 @ 101 (RB) (FGIC)
  5.200%, 10/01/09                                         1,300          1,350
Washington County, Unified Sewerage Agency,
 Pre-refunded @ 100 (RB) (AMBAC)
  6.800%, 11/01/99 (A)                                       300            317

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
Washington County, Unified Sewerage Agency,
 Series 1 (RB) (AMBAC)
  5.700%, 10/01/04                                    $    1,250     $    1,347
Washington County, Unified Sewerage Agency,
 Series 1, Callable 10/01/04 @ 100 (RB) (AMBAC)
  5.800%, 10/01/05                                         2,000          2,170
Wilsonville, Callable 01/01/98 @ 100 (GO)
  6.900%, 01/01/99                                           175            176
  7.000%, 01/01/00                                           190            191
  7.100%, 01/01/01                                           200            201
  7.200%, 01/01/02                                           215            216
  7.300%, 01/01/03                                           235            236
Wolf Creek, Highway Water District,
 Pre-refunded @ 100 (GO)
  6.750%, 12/01/98 (A)                                       410            424
Yamhill County, School District #29-J,
 Callable 06/01/04 @ 101 (GO) (FSA)
  5.600%, 06/01/06                                           630            672
Yamhill County, School District #29-J,
 Pre-refunded @ 100 (GO)
  6.500%, 02/01/99 (A)                                       465            480
Yamhill County, School District #40 (GO) (FGIC)
  6.000%, 06/01/08                                           600            667
                                                                     ----------
                                                                        178,548
                                                                     ----------
PUERTO RICO--0.8%
Commonwealth of Puerto Rico (GO) (MBIA)
  6.250%, 07/01/08                                         1,250          1,428
                                                                     ----------
TOTAL MUNICIPAL BONDS
 (Cost $173,905)                                                        179,976
                                                                     ----------
MONEY MARKET FUND--0.0%
Federated Tax Free Money Market                            1,561              2
                                                                     ----------
TOTAL MONEY MARKET FUND
 (Cost $2)                                                                    2
                                                                     ----------
TOTAL INVESTMENTS--98.9%
 (Cost $173,907)                                                        179,978
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--1.1%                                   2,091
                                                                     ----------

                  OREGON INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                                VALUE
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based on
 18,120,305 outstanding shares                                       $  175,815
Accumulated net realized gain on investments                                183
Net unrealized appreciation of investments                                6,071
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  182,069
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $    10.05
                                                                     ----------

(A) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.

AMBAC--American Municipal Bond Assurance Company
BIG--Bond Investors Guaranty Insurance Company
COP--Certificate of Participation
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FSA--Financial Security Assurance
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
RB--Revenue Bond
SBA--Small Business Administration

                           INTERMEDIATE TAX FREE FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--96.6%

ALABAMA--1.1%

Alabama State, Docks Department Revenue
 Authority (RB) (MBIA)
  5.250%, 10/01/10 (C)                                 $    3,000     $    3,011
Jefferson County, Series A (RB) (FGIC)
  5.375%, 02/01/06                                          1,500          1,579
                                                                      ----------
                                                                           4,590
                                                                      ----------
ALASKA--3.6%

Alaska State Housing Finance Authority, Series C
 (GO) (SWB)
  3.685%, 10/01/97 (A)                                      1,500          1,500
Alaska State Housing Finance Authority (GO)
  5.900%, 12/01/04                                            700            738
Alaska State Housing Finance Authority
 (GO) (MBIA)
  4.950%, 12/01/02                                          1,000          1,024
  5.350%, 06/01/06                                          1,000          1,037
Alaska State Housing Finance Authority,
 Callable 06/01/04 @ 102 (GO)
  5.400%, 12/01/23                                          3,000          2,936
Alaska State Housing Finance Authority,
 Callable 12/01/05 @ 102 (GO) (MBIA)
  5.400%, 12/01/08                                          2,000          2,067
Alaska State Industrial Development Authority,
 Callable 04/01/03 @ 102 (GO)
  5.950%, 04/01/06                                            995          1,061
Anchorage (GO) (FGIC)
  6.000%, 10/01/06                                          2,250          2,475
Anchorage, Electric Utility (RB) (MBIA)
  5.500%, 12/01/02                                            700            736
Anchorage, Electric Utility,
 Callable 06/01/99 @ 102 (RB) (MBIA)
  7.125%, 06/01/06                                          1,000          1,064
Anchorage, Port & Terminal Facilities (RB) (MBIA)
  6.000%, 02/01/01                                            990          1,042
                                                                      ----------
                                                                          15,680
                                                                      ----------
ARIZONA--4.0%

Arizona State, Educational Loan Marketing
 (GO) (MBIA)
  6.850%, 09/01/99                                            500            523
Arizona State, Transportation Board Highway,
 Pre-refunded @ 101 (RB)
  6.900%, 07/01/00 (B)                                        300            325
Maricopa County, School District (GO) (FSA)
  5.250%, 07/01/04                                          4,000          4,180

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Maricopa County, School District #41,
 Pre-refunded @ 101 (GO) (FGIC)
  6.800%, 07/01/99 (B)                                 $    1,000     $    1,057
  7.000%, 07/01/99 (B)                                      1,000          1,060
Maricopa County, Unified School
 District #69 (MBIA)
  5.300%, 07/01/11                                          1,000          1,037
Maricopa County, School District #11,
 Series A, Callable 07/01/07 @ 101 (GO) (AMBAC)
  5.000%, 07/01/10                                          3,000          3,037
Phoenix, Callable 07/01/07 @ 102 (GO)
  5.000%, 07/01/09                                          1,300          1,321
Pima County (GO)
  6.000%, 07/01/02                                            800            856
Tempe, Unified School District #213,
 Series C (GO) (MBIA)
  4.000%, 07/01/12                                          2,060          1,817
University of Arizona, Pre-refunded @ 102 (RB)
  6.900%, 06/01/00 (B)                                      2,000          2,180
                                                                      ----------
                                                                          17,393
                                                                      ----------
ARKANSAS--0.1%

Arkansas State College, Series B (GO)
  6.100%, 06/01/99                                            500            516
                                                                      ----------
CALIFORNIA--3.9%

Azusa, Redevelopment Agency, Single Family
 Mortgages, Escrowed To Maturity, Series A
 (RB) (FNMA)
  6.400%, 10/01/02                                          1,000          1,085
Bakersfield, Convention Center Expansion,
 Callable 04/01/07 @ 101 (COP) (MLO) (MBIA)
  5.400%, 04/01/09                                          1,000          1,047
California State, Educational Facilities Authority,
 Series N, Callable 12/01/07 @ 101 (RB)
  5.350%, 06/01/27                                          3,000          3,007
California State, Health Facilities Authority,
 Callable 10/01/98 @ 102 (RB) (CMI)
  7.250%, 10/01/99                                            500            525
California State, Public Improvements
 (GO) (AMBAC)
  8.000%, 05/01/03                                          4,000          4,720
Orange County, Transportation Authority,
 Callable 02/15/02 @ 102 (RB)
  5.700%, 02/15/03                                            200            212
Orange County, Transportation Authority,
 Callable 02/15/02 @ 102 (RB)
  5.750%, 02/15/04                                          1,000          1,064

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Rio Linda, Unified School District,
 Callable 08/01/08 @ 100 (GO) (FSA)
  5.200%, 08/01/11                                     $    1,000     $    1,020
San Jose, Apartment Revenue,
 Callable 03/01/03 @ 102 (RB) (MBIA)
  6.100%, 03/01/06                                          1,000          1,095
Tri-city Hospital District, Series B (RB) (MBIA)
  5.750%, 02/15/03                                          2,870          3,057
                                                                      ----------
                                                                          16,832
                                                                      ----------
COLORADO--3.0%

Arapahoe County, Greenwood Metropolitan District,
 Callable 12/01/02 @ 100 (RB) (FSA)
  7.300%, 12/01/06                                          2,000          2,260
Arapahoe County, Greenwood Metropolitan District,
 Callable 12/01/02 @ 100 (RB) (MBIA)
  7.250%, 12/01/06                                          1,500          1,691
Arvada, Sales & Use Tax, Callable 12/01/02 @ 100
 (RB) (FGIC)
  5.900%, 12/01/05                                          1,000          1,059
Boulder, Larimer, & Weld Counties,
 Vrain Valley School District #R-1,
 Callable 12/15/04 @ 100 (GO) (MBIA)
  5.600%, 12/15/05                                          1,000          1,062
Boulder, Sales & Use Tax,
 Callable 08/15/01 @ 100 (RB)
  7.200%, 08/15/13                                            500            529
Colorado Springs, Series A (RB)
  6.350%, 11/15/01                                          1,000          1,076
Colorado State, Housing Finance Authority,
 Single Family Mortgages,
 Callable 08/01/99 @ 102 (RB) (FHA/VA)
  7.400%, 08/01/09                                            570            593
Colorado State, Housing Finance Authority,
 Series A-2, Callable 05/01/06 @ 105 (RB)
  7.150%, 11/01/14                                          1,495          1,683
Golden, Water Utility Improvements,
 Callable 05/08/97 @ 101 (RB)
  6.800%, 11/15/97                                             50             50
Greeley, Sales & Use Tax, Callable
 02/01/98 @ 100 (RB) (MBIA)
  6.000%, 08/01/99                                            400            403
Jefferson County, Callable 12/01/04 @ 100
 (COP) (MLO) (MBIA)
  6.650%, 12/01/08                                            500            556
Summit County, School District #1 (GO) (FGIC)
  0.000%, 12/01/03                                          1,325          1,004
University of Colorado,
 Callable 05/05/97 @ 100 (RB)
 7.625%, 06/01/06                                              25             25

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Westminster, Water & Waste Water Utility
 Improvements, Callable 12/01/04 @ 100
 (RB) (AMBAC)
  6.000%, 12/01/09                                     $    1,000     $    1,079
                                                                      ----------
                                                                          13,070

                                                                      ----------
DELAWARE--1.2%

Delaware State, Callable 04/01/01 @ 102 (GO)
 6.350%, 04/01/03                                           1,000          1,081
 6.250%, 04/01/02                                           1,000          1,080
Delaware State, Transportation System Authority,
 Callable 07/01/98 @ 101.5 (RB)
  7.500%, 07/01/02                                          1,000          1,038
New Castle County, Callable 10/01/03 @ 102 (GO)
  5.300%, 10/01/05                                          2,000          2,090
                                                                      ----------
                                                                           5,289
                                                                      ----------
DISTRICT OF COLUMBIA--0.8%
District of Columbia, Series A,
 Callable 06/01/00 @ 102 (GO) (MBIA)
  6.300%, 06/01/01                                            500            529
District of Columbia, University Project, Series A,
 Callable 04/01/99 @ 102 (RB)
  7.375%, 04/01/08                                          2,525          2,683
                                                                      ----------
                                                                           3,212

                                                                      ----------
FLORIDA--1.6%
Dade County, Series I (GO) (AMBAC)
  6.900%, 07/01/04                                          5,125          5,849
Jacksonville, Electric Authority,
 Callable 10/01/97 @ 101.5 (RB)
  7.400%, 10/01/01                                          1,000          1,028
                                                                      ----------
                                                                           6,877

                                                                      ----------
GEORGIA--0.1%
De Kalb County, Single Family Mortgages,
 Callable 08/01/03 @ 100 (RB) (AMT) (GNMA)
  7.400%, 02/01/14                                            405            430
                                                                      ----------
HAWAII--2.0%
Hawaii County, Public Improvements,
 Pre-refunded @ 101 (RB) (FGIC)
  7.100%, 06/01/00 (B)                                      1,000          1,087
Hawaii State (GO) (FGIC)
  6.000%, 03/01/05                                          3,000          3,270
Hawaii State, Public Improvements,
 Pre-refunded @ 100 (GO)
  6.900%, 06/01/00 (B)                                      1,000          1,074
Hawaii State, Series B (GO)
  5.750%, 03/01/00                                          1,000          1,035

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Hawaii State, Series C (GO)
  5.125%, 02/01/09                                     $    1,000     $    1,021
Honolulu, Hawaii City & County Public
 Improvements, Pre-refunded @ 101 (GO)
  6.950%, 06/01/00 (B)                                      1,000          1,084
                                                                      ----------
                                                                           8,571

                                                                      ----------
IDAHO--0.7%
Ada & Canyon Counties, Joint School District #2,
 Callable 07/30/07 @ 100 (GO)
  5.500%, 07/30/10                                          1,000          1,052
  5.500%, 07/30/11                                          1,000          1,049
Nampa, Idaho Urban Renewal Tax Increment,
 Series B (RB) (AMBAC)
  4.400%, 08/01/04                                          1,000            996
                                                                      ----------
                                                                           3,097

                                                                      ----------
ILLINOIS--5.9%
Chicago, Illinois Water Revenue (RB) (FGIC)
  0.000%, 11/01/08                                          5,150          2,981
  0.000%, 11/01/09                                          6,450          3,507
  0.000%, 11/01/10                                          3,980          2,035
Chicago, Single Family Mortgages, Series A,
 Callable 03/01/06 @ 103 (RB) (AMT)
 (GNMA/FNMA/FHLMC)
  5.250%, 03/01/13                                          1,045          1,059
Cook County (RB) (MBIA)
  7.250%, 11/01/07                                          2,000          2,390
De Kalb, Single Family Mortgages,
 Series A (RB) (AMT) (GNMA)
  7.000%, 12/01/01                                            540            549
Du Page County, Illinois Forest Preservation (RB)
  6.000%, 11/01/04                                          1,000          1,084
Du Page County, Illinois Forest Preservation,
 Callable 11/01/97 @ 102 (RB)
  7.400%, 11/01/98                                          1,900          1,943
Illinois State (GO)
  5.000%, 06/01/03                                          1,000          1,027
Illinois State, Health Facilities Authority,
 Callable 11/13/97 @ 101 (RB) (MBIA)
  7.400%, 08/15/98                                            100            102
Illinois State, Health Facilities Authority, Escrowed
 To Maturity (RB) (MBIA)
  7.400%, 08/15/98                                            102            105
Illinois State, Sales Tax, Series S (RB)
  5.000%, 06/15/09                                          2,500          2,519
  5.100%, 06/15/10                                          2,000          2,025

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Illinois State, Suburban Municipal Water Agency,
 (RB) (MBIA)
  5.050%, 05/01/09 (C)                                 $    4,000     $    4,050
                                                                      ----------
                                                                          25,376
                                                                      ----------
INDIANA--0.6%
Indiana State, Educational Loan Authority
 (RB) (AMBAC)
  6.750%, 12/01/97                                            500            502
Indiana State, Housing Finance Authority,
 Callable 01/01/98 @ 102.5 (RB) (FPI)
  7.800%, 01/01/99                                            415            424
Indiana State, Housing Finance Authority,
 Callable 07/01/05 @ 102 (RB)
  6.150%, 07/01/17                                          1,510          1,580
                                                                      ----------
                                                                           2,506
                                                                      ----------
IOWA--0.2%
Davenport, Home Ownership Mortgages,
 Series 1994 (RB)
  4.000%, 03/01/03                                             30             30
Des Moines, Series C,
 Callable 06/01/99 @ 100 (GO)
  6.900%, 06/01/00                                            500            523
Iowa State, Finance Authority, Single
 Family Mortgages, Series F (RB) (AMBAC)
  5.350%, 07/01/99                                            400            409
                                                                      ----------
                                                                             962
                                                                      ----------
KANSAS--0.6%
Kansas State, Development Finance Authority
 (RB) (MBIA)
  5.000%, 11/15/01                                          2,270          2,332
                                                                      ----------
LOUISIANA--0.6%
Jefferson County (GO) (FGIC)
  6.150%, 09/01/05                                          2,500          2,750
                                                                      ----------
MAINE--0.3%
Maine State, Housing Authority, Series A,
 Callable 02/01/04 @ 102 (RB)
  5.650%, 11/15/20                                          1,000          1,017
Maine State, Municipal Bond Bank, Series A,
 Pre-refunded @ 101 (RB)
  7.125%, 11/01/98 (B)                                        400            417
                                                                      ----------
                                                                           1,434
                                                                      ----------
MARYLAND--2.0%
Maryland State & Local Facilities Project (GO)
  5.100%, 03/15/02                                          1,000          1,034
  5.000%, 10/15/04                                          2,500          2,587

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Maryland State & Local Facilities Project, Series Z,
 Callable 06/01/06 @ 100 (GO)
  5.400%, 06/01/07                                     $    1,000     $    1,055
Montgomery County,
 Callable 04/01/06 @ 102 (GO)
  5.125%, 04/01/08                                          3,000          3,116
Washington Suburban Sanitation District,
 Pre-refunded @ 102 (RB)
  6.900%, 06/01/00 (B)                                      1,000          1,090
                                                                      ----------
                                                                           8,882
                                                                      ----------
MASSACHUSETTS--1.3%
Massachusetts State, Health & Educational
 Facilities Authority, Series A (RB) (MBIA)
  5.100%, 07/01/10                                          3,000          3,000
Massachusetts State, Housing Finance Agency (RB)
  5.350%, 12/01/02                                            500            519
Massachusetts State, Housing Finance Agency,
 Series A (RB)
  6.300%, 10/01/13                                          1,000          1,052
Massachusetts State, Water Pollution Control
 Project (RB)
  5.000%, 02/01/02                                          1,000          1,026
                                                                      ----------
                                                                           5,597
                                                                      ----------
MICHIGAN--2.5%
Detroit, Water Supply Systems Project,
 Series A (RB) (MBIA)
  5.000%, 07/01/06                                          1,000          1,027
Jackson County, Hospital Finance Authority,
 Series A (RB) (AMBAC)
  5.000%, 06/01/09                                          1,000          1,009
Michigan State, Building Authority,
 Callable 10/01/06 @ 102 (RB) (AMBAC)
  5.050%, 10/01/09                                            585            592
Michigan State, Housing Development Authority,
 Callable 07/15/04 @ 102 (RB) (FNMA)
  5.125%, 07/15/08                                          1,980          2,002
Oakland University, Callable 05/15/07 @ 100
 (RB) (MBIA)
  5.600%, 05/15/10                                          1,000          1,049
Troy, School District (GO)
  4.650%, 05/01/06                                          3,300          3,271
Walled Lake, Consolidated School District,
 School Improvements Project,
 Callable 05/01/07 @ 100 (GO) (MBIA)
  5.300%, 05/01/08                                          2,000          2,072
                                                                      ----------
                                                                          11,022
                                                                      ----------

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
MINNESOTA--3.1%
Bloomington, Mall of America Project, Series A,
 Callable 02/01/04 @ 100 (RB)
 (FSA) 5.450%, 02/01/09                                $    1,000     $    1,054
Dakota County, Housing & Redevelopment
 Authority (RB) (MLO)
  4.650%, 02/01/00                                          1,000          1,009
Minneapolis & Saint Paul, Housing &
 Redevelopment Authority, Health Care Systems
 Project (RB) (AMBAC)
  4.250%, 11/15/99                                          1,100          1,100
Minneapolis & St Paul Minnesota, Housing &
 Redevelopment Authority, Callable 08/15/00 @ 102
 (RB) (MBIA)
  7.400%, 08/15/05                                            600            658
Minneapolis, Childrens Medical Center,
 Series C, Pre-refunded @ 102 (RB)
  7.000%, 12/01/20 (B)                                      1,000          1,112
Minneapolis, Hennepin Avenue Project,
 Series C (GO)
  6.200%, 03/01/02                                            800            861
Minnesota Sate, Public Facilities Authority,
 Series A (RB)
  6.250%, 03/01/00                                          1,000          1,049
Minnesota State, Higher Education Supplemental
 Student Loan, (RB)
  4.150%, 10/02/97 (A)                                        715            715
Minnesota State, Municipal Power Agency, Series A,
 Callable 01/01/03 @ 102 (RB) (AMBAC)
  5.700%, 01/01/05                                          2,500          2,669
St Paul, Minnesota Housing & Redevelopment
 Authority, District Heating, Series A (RB)
  4.100%, 10/01/97 (A)                                        600            600
Stillwater, Independent School District #834,
 Callable 02/01/99 @ 100 (GO) (FGIC)
  6.750%, 02/01/09                                          2,700          2,788
                                                                      ----------
                                                                          13,615
                                                                      ----------
MISSISSIPPI--0.5%
Mississippi State, Capital Improvements,
 Series B (GO)
  6.000%, 08/01/01                                          2,000          2,122
                                                                      ----------
MISSOURI--0.7%
Kansas City, School District (RB) (MLO) (FGIC)
  6.300%, 02/01/00                                          1,000          1,049
Kansas City, School District,
 Callable 02/01/01 @ 102 (RB) (MLO) (FGIC)
  6.400%, 02/01/02                                          2,000          2,165
                                                                      ----------
                                                                           3,214
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
NEBRASKA--8.4%
Buffalo County, Hospital Authority #1,
 Escrowed To Maturity (RB)
  6.375%, 11/01/03                                     $      155     $      160
Douglas County, Hospital Authority #1 (RB) (AMBAC)
  4.600%, 09/01/04                                          1,255          1,258
  4.800%, 09/01/08                                          1,500          1,500
  4.900%, 09/01/09                                          1,500          1,500
Douglas County, Hospital Authority #2,
 Pre-refunded @ 102 (RB)
  7.250%, 11/01/21 (B)                                      5,000          5,637
Douglas County, School District #17 Millard,
 Series A, Callable 05/15/99 @ 101 (GO) (MBIA)
  5.050%, 05/15/01                                            750            765
Douglas County, School District #17 Millard,
 Series B, Callable 05/15/99 @ 101
 (GO) (MBIA) 5.000%, 05/15/00                                 500            511
Fremont, Electrical Systems Project, Escrowed
 To Maturity (RB)
  5.500%, 01/01/98                                            300            301
Grand Island, Electrical Systems Project,
 Callable 09/01/99 @ 101 (RB)
  6.050%, 09/01/01                                          1,000          1,045
Lincoln, Electrical Systems Project, Series A,
 Callable 09/01/03 @ 102 (RB)
  4.800%, 09/01/04                                          3,000          3,049
Lincoln, Power Supply Facilities, Series A (RB)
  5.000%, 09/01/00                                            500            512
Lincoln, Waterworks Project (RB)
  4.900%, 08/15/03                                          1,000          1,036
Municipal Energy Agency of Nebraska,
 Series A (RB) (AMBAC)
  5.450%, 04/01/02                                            750            785
Municipal Energy Agency of Nebraska, Series A,
 Callable 04/01/02 @ 102 (RB) (AMBAC)
  5.600%, 04/01/03                                            750            793
Nebraska State, Educational Finance Authority,
 Creighton University Project,
 Callable 01/01/06 @ 101 (RB) (AMBAC)
  5.600%, 01/01/07                                          2,500          2,675
Nebraska State, Investment Finance Authority,
 Health Systems Project (RB) (MBIA)
  6.750%, 03/01/01                                          2,000          2,155
Nebraska State, Public Power District,
 Callable 01/01/03 @ 102 (RB) (MBIA)
  4.900%, 01/01/04                                          1,500          1,532
Nebraska State, Public Power District,
 Nuclear Facility Project, Callable 01/01/03 @ 102
 (RB) (MBIA)
  5.200%, 07/01/00                                          1,000          1,025

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Nebraska State, Public Power District,
 Series A (RB) (MBIA)
  6.000%, 01/01/04                                     $    1,385     $    1,496
Nebraska State, Public Power District,
 Series A (RB)
  5.500%, 01/01/01                                            500            519
Omaha (GO)
  4.700%, 05/01/99                                          1,000          1,011
  4.700%, 05/01/03                                          1,000          1,017
Omaha, Callable 09/01/01 @ 102 (GO)
  5.900%, 09/01/02                                            500            536
Omaha, Northwest Library Facilities,
 Callable 08/15/07 @ 102 (RB)
  5.250%, 08/15/12                                          2,475          2,524
Omaha, Public Power District,
 Series B (RB)
  5.000%, 02/01/03                                          1,000          1,029
Omaha, Public Power District, Series A,
 Escrowed To Maturity (RB)
  6.500%, 02/01/98                                            200            202
Omaha, Sewer Systems (RB)
  5.200%, 01/15/02                                          1,000          1,035
Ravenna, Industrial Development (RB)
  5.000%, 09/01/00                                            810            827
                                                                      ----------
                                                                          36,435
                                                                      ----------
NEVADA--1.1%
Clark County, School District, Building & Renovation,
 Series B, Callable 06/15/07 @ 101 (GO) (FGIC)
  5.750%, 06/15/08                                          1,000          1,077
Nevada State, Housing Division, Single Family
 Program, Series R (RB) (FHA/VA)
  4.600%, 04/01/98                                            610            613
Nevada State, Municipal Bond Bank,
 Escrowed To Maturity (RB)
  6.100%, 07/01/02                                          1,000          1,074
Nevada State, Series B, Callable 05/01/01 @ 101 (GO)
  6.000%, 05/01/02                                            900            956
Washoe County, School District,
 Callable 08/01/02 @ 101 (GO) (MBIA)
  5.700%, 08/01/03                                          1,000          1,065
                                                                      ----------
                                                                           4,785
                                                                      ----------
NEW JERSEY--1.7%
New Jersey State (GO)
  5.000%, 07/15/01                                          3,000          3,086
  5.300%, 02/15/02                                          1,000          1,041
  5.900%, 08/01/02                                          1,000          1,071
New Jersey State, Housing & Mortgage Finance
 Agency, Callable 10/01/05 @ 100 (RB) (MBIA)
  3.750%, 10/01/09                                            275            275

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
New Jersey State, Transportation Trust  Fund
 Authority, Series B (RB) (MBIA)
  5.000%, 06/15/04                                     $    1,000     $    1,027
New Jersey State, Turnpike Authority, Series A,
 Callable 01/01/01 @ 102 (RB) (AMBAC)
  6.750%, 01/01/08                                          1,000          1,077
                                                                      ----------
                                                                           7,577
                                                                      ----------
NEW MEXICO--0.7%
Farmington, Utility Systems,
 Escrowed to Maturity (RB)
  10.000%, 01/01/02                                           540            605
New Mexico State, Callable 09/01/00 @ 100 (GO)
  5.250%, 09/01/04                                          1,000          1,020
New Mexico State, Mortgage Finance Authority
 (RB) (GNMA/FNMA)
  5.650%, 07/01/08                                          1,305          1,405
                                                                      ----------
                                                                           3,030
                                                                      ----------
NEW YORK--2.6%
Hempstead Town, Industrial Development Agency,
 Callable 12/01/06 @ 102 (RB)
  5.000%, 12/01/08                                          2,000          2,022
Middletown, School District (GO) (FGIC)
  5.000%, 11/01/05                                          3,000          3,101
Nassau County, General Improvements,
 Series V (GO) (AMBAC)
  5.150%, 03/01/04                                          2,000          2,080
New York State, Dorm Authority-Manhattan College,
 Callable 07/01/02 @ 102 (RB)
  6.100%, 07/01/04                                          1,000          1,070
New York State, Environmental Facilities,
 Pollution Control Project,
 Callable 11/15/04 @ 102 (RB)
  6.400%, 05/15/06                                          1,250          1,411
New York, Municipal Assistance Corporation,
 Series I (RB)
  6.250%, 07/01/05                                          1,500          1,667
                                                                      ----------
                                                                          11,351
                                                                      ----------
NORTH CAROLINA--1.0%
Mecklenburg County, Series B,
 Callable 03/01/06 @ 101.5 (GO)
  4.800%, 03/01/09                                          2,000          2,013
New Hanover County, North Carolina Gang Nail
 Systems (RB)
  4.100%, 10/01/97 (A)                                      2,500          2,500
                                                                      ----------
                                                                           4,513
                                                                      ----------

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
NORTH DAKOTA--0.9%
Bismarck, Infrastructure Project (COP) (MLO)
  8.000%, 10/01/97                                     $      300     $      300
Bismarck, Infrastructure Project,
 Callable 10/01/97 @ 100 (COP) (MLO)
  8.500%, 10/01/01                                             50             50
Grand Forks, United Hospital Obligated Group
 (RB) (MBIA)
  6.000%, 12/01/00                                          1,000          1,051
North Dakota State, 1986 Real Estate, Series A,
 Callable 11/28/97 @ 101 (GO)
  7.000%, 09/01/98                                             85             87
North Dakota State, Building Authority,
 Pre-refunded @ 100 (RB) (MLO) (AMBAC)
  7.400%, 06/01/00 (B)                                      1,000          1,083
North Dakota State, Housing Finance  Agency,
 Single Family Mortgages, Callable 01/01/04 @ 100
 (RB) (FHA/FMHA)
  6.100%, 07/01/16                                             70             71
North Dakota State, Industrial Commission,
 Lignite Program, Series A (RB)
  5.750%, 11/15/05                                          1,000          1,063
North Dakota State, Student Loans (RB)
  6.100%, 07/01/01                                             25             27
North Dakota State, Student Loans,
 Callable 07/01/98 @ 103 (RB) (AMBAC)
  6.900%, 07/01/01                                             25             26
Oliver County, Square Butte Electric Cooperative
 Project, Callable 11/13/97 @ 100 (RB)
  7.000%, 12/31/10                                             50             50
                                                                      ----------
                                                                           3,808
                                                                      ----------
OHIO--2.9%
Lorain County, Hospital Revenue,
 Callable 09/01/07 @ 102 (RB) (MBIA)
  5.375%, 09/01/09                                          1,000          1,043
Ohio State, Building Authority, Adult
 Correctional Facilities Project (RB) (MLO) (MBIA)
  5.500%, 10/01/04                                          1,000          1,061
Ohio State, Building Authority, Juvenile
 Correctional Facilities Project (RB) (AMBAC)
  5.900%, 10/01/03                                          1,000          1,079
Ohio State, Infrastructure Improvement (RB)
  5.500%, 08/01/07                                          1,400          1,503
Ohio State, Public Facilities Higher Education,
 Series II-B (RB)
  4.500%, 11/01/03                                          3,500          3,509

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Ohio State, Water Development Authority
 (RB) (AMBAC)
  5.250%, 06/01/06                                     $    2,000     $    2,095
Ohio State, Water Development Authority
 (RB) (MBIA)
  6.000%, 12/01/00                                          2,000          2,110
                                                                      ----------
                                                                          12,400
                                                                      ----------
OKLAHOMA--1.6%
Oklahoma City, Metropolitan Utility Authority,
 Callable 09/01/05 @ 102 (RB)
  5.600%, 09/01/06                                          1,000          1,073
Oklahoma County, Housing Finance Authority,
 Pre-refunded @ 56.9 (RB)
  0.000%, 03/01/06 (B)                                      3,690          1,421
Oklahoma State, Housing Finance Authority
 (RB) (FNMA)
  5.500%, 11/01/25                                          3,000          3,090
Tulsa, Callable 02/01/05 @ 100 (GO)
  6.500%, 02/01/15                                          1,140          1,251
                                                                      ----------
                                                                           6,835
                                                                      ----------
OREGON--1.4%
Lane County, School District #19 Springfield,
 Callable 10/15/04 @ 101 (GO) (MBIA)
  5.900%, 10/15/06                                          1,000          1,089
Polk Marion & Benton Counties,
 School District #13J (GO) (FGIC)
  5.500%, 12/01/04                                          1,015          1,089
Portland, Community College District, Series A,
 Callable 07/01/02 @ 100 (GO)
  6.000%, 07/01/12                                            500            524
Washington County, Criminal Justice Facilities,
 Callable 12/01/04 @ 100 (RB)
  5.625%, 12/01/05                                            900            965
Yamhill County, School District #40 (GO) (FGIC)
  5.375%, 06/01/04                                          1,000          1,058
  5.375%, 06/01/05                                          1,350          1,426
                                                                      ----------
                                                                           6,151
                                                                      ----------
PENNSYLVANIA--4.1%

Delaware River Port Authority, PA & NJ Bridges,
 (RB) (AMBAC)
  7.375%, 01/01/07                                          2,000          2,115
Erie County, Prison Authority, Pre-refunded @ 100
 (RB) (MLO) (MBIA)
  6.600%, 11/01/01 (B)                                      1,000          1,089
  6.700%, 11/01/01 (B)                                      1,000          1,093

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Governor Mifflin School District, School
 Improvements Project, Pre-refunded @ 100
 (GO) (AMBAC)
  6.500%, 02/01/02 (B)                                 $    2,000     $    2,170
Northumberland County, Commonwealth Lease,
 Callable 10/15/01 @ 100 (RB) (MLO) (MBIA)
  6.600%, 10/15/02                                          1,000          1,088
Pennsylvania State (GO) (AMBAC)
  5.125%, 09/15/03                                          5,000          5,181
Pennsylvania State, Callable 03/15/07 @ 101.5
 (GO) (AMBAC)
  5.125%, 09/15/09                                          1,500          1,536
Pennsylvania State, Housing Finance Authority,
 Series 37A (RB)
  5.450%, 10/01/17                                          2,100          2,121
Quakertown (GO)
  3.900%, 10/07/97 (A)                                      1,300          1,300
                                                                      ----------
                                                                          17,693
                                                                      ----------
PUERTO RICO--0.3%

Electric Power Authority, Series Aa (RB) (MBIA)
  6.000%, 07/01/06                                          1,000          1,098
Housing Finance Authority, Single Family
 Mortgages (RB) (GNMA)
  5.800%, 10/15/00                                             85             88
Housing Finance Authority, Single Family Mortgages
 (RB) (AMT) (GNMA)
  6.000%, 02/01/02                                            110            115
                                                                      ----------
                                                                           1,301
                                                                      ----------
RHODE ISLAND--1.5%
Rhode Island State, Consolidated Capital
 Development, Series B, Pre-refunded
 @ 102 (GO)
  6.125%, 05/15/00 (B)                                      5,200          5,545
Rhode Island State, Depositors Protection,
 Series A (GO) (FSA)
  6.250%, 08/01/03                                          1,000          1,091
                                                                      ----------
                                                                           6,636
                                                                      ----------
SOUTH CAROLINA--0.6%
Piedmont, Electrical Power Agency,
 Series A (RB) (FGIC)
  6.250%, 01/01/04                                          2,350          2,538
                                                                      ----------
SOUTH DAKOTA--0.1%
Sioux Falls (COP) (MLO)
  6.450%, 08/01/01                                            500            540
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
TENNESSEE--0.0%
Montgomery County, Building Authority,
 Callable 12/15/98 @ 100 (RB)
  7.500%, 12/15/00                                     $       35     $       35
                                                                      ----------
TEXAS--3.3%
Austin, Electric, Waterworks & Sewer,
 Pre-refunded @ 100 (RB)
  6.600%, 04/01/98 (B)                                         15             15
  6.600%, 10/01/98 (B)                                         25             26
  6.600%, 04/01/99 (B)                                         10             10
  6.600%, 10/01/99 (B)                                        365            383
Austin, Utility Systems Revenue,
 Callable 11/15/98 @ 102 (RB) (FGIC)
  7.250%, 11/15/03                                          1,000          1,056
Dallas County, Callable 02/15/01 @ 100 (GO)
  6.400%, 08/15/03                                            750            798
Dallas, Callable 02/15/98 @ 101 (GO)
  6.875%, 02/15/99                                            500            511
Denton & Collin Counties (GO)
  6.500%, 02/15/03                                          3,000          3,308
Galveston County, Special Tax Revenue
 (RB) (MBIA)
  6.400%, 02/01/05                                            315            350
Galveston County, Special Tax Revenue,
 (RB) (MBIA)
  6.400%, 02/01/05                                            185            197
Garland, School District (GO)
  8.000%, 02/15/01                                          1,000          1,115
Grapevine, Grapevine-Colleyville School District
 (GO) (PSFG)
  5.250%, 08/15/03                                          2,000          2,093
Houston, Housing Finance (RB)
  8.000%, 06/01/14                                          2,000          2,220
Liberty & Johnson Counties, Correctional Facilities,
 Callable 09/15/01 @ 100 (RB) (MBIA)
  6.850%, 09/15/04                                          1,000          1,083
Lubbock, Independent School District,
 Pre-refunded @ 100 (GO) (PSFG)
  6.375%, 08/15/00 (B)                                        725            769
Texas State, Callable 12/01/97 @ 100 (GO)
  7.000%, 12/01/01                                            500            502
                                                                      ----------
                                                                          14,436
                                                                      ----------
UTAH--2.1%
Intermountain Power Authority (RB) (FSA)
  5.250%, 07/01/03                                          1,000          1,039
Intermountain Power Authority,
 Callable 07/01/98 @ 102 (RB)
  7.625%, 07/01/08                                            500            522

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Nebo, School District, Callable 04/01/01 @ 100
 (GO) (FGIC)
  5.500%, 04/01/04                                     $      500     $      516
Salt Lake County, Municipal Building Authority,
 Series A (RB) (MLO)
  6.000%, 10/01/03                                            525            565
Salt Lake County, Municipal Building Authority,
 Series A1 (RB) (MLO)
  6.000%, 10/01/01                                            475            504
Utah State, Housing Finance Agency,
 Single Family Mortgages, Series E1
 (RB) (FHA/VA)
  6.050%, 01/01/98                                             80             80
Utah State, Housing Finance Agency,
 Single Family Mortgages, Series F1
 (RB) (FHA/VA/FMHA)
  4.900%, 01/01/99                                            210            212
Utah State, Housing Finance Agency, Series R
 (RB) (FHA/VA)
  5.950%, 07/01/08                                          2,365          2,471
Utah State, Housing Finance Agency, Single
 Family Mortgages (RB) (AMBAC)
  6.300%, 01/01/18                                          1,465          1,555
Utah State, Housing Finance Agency, Single Family
 Mortgages (RB) (FHA/VA)
  6.350%, 01/01/02                                            195            205
  5.650%, 07/01/06                                            880            930
Utah State, Housing Finance Agency, Single Family
  Mortgages, Series E1 (RB) (FHA/VA)
  6.050%, 07/01/98                                             90             92
Utah State, Intermountain Power Agency,
 Callable 07/01/98 @ 102 (RB)
  7.300%, 07/01/00                                            500            521
                                                                      ----------
                                                                           9,212
                                                                      ----------
VIRGINIA--2.4%
Brunswick County, Industrial Development
 Authority, Callable 07/01/06 @ 102
 (RB) (MLO) (MBIA)
  5.550%, 07/01/08                                          1,500          1,601
Chesapeake, Callable 05/01/04 @ 102
 (GO) (STAID)
  5.000%, 05/01/13                                          1,000            998
Fairfax County, Public Improvements, Series A,
 Callable 06/01/05 @ 102 (GO)
  5.000%, 06/01/06                                          2,000          2,065
Fairfax County, Series A,
 Pre-refunded @ 100.5 (GO)
  6.000%, 04/01/98 (B)                                        500            508
Peninsula Regional Jail Authority (RB) (MBIA)
  5.300%, 10/01/09                                          1,000          1,034

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Riverside Regional Jail Authority,
 Callable 07/01/05 @ 102 (RB) (MBIA)
  5.700%, 07/01/08                                     $    2,000     $    2,155
Virginia State, Housing Development Authority
 Series H (RB)
  6.200%, 07/01/04                                          1,000          1,075
Virginia State, Housing Development Authority,
 Series D (RB)
  6.100%, 01/01/14                                          1,110          1,181
                                                                      ----------
                                                                          10,617
                                                                      ----------
WASHINGTON--16.2%
Clark County, Pre-refunded @ 100 (GO)
  6.850%, 12/01/98 (B)                                        495            511
Clark County, Public Utility District #1,
 Callable 01/01/01 @ 102 (RB) (FGIC)
  6.100%, 01/01/02                                            750            802
Clark County, School District #37 (GO)
  6.600%, 12/01/98                                            450            464
Clark County, School District #37,
 Callable 12/01/02 @ 100 (GO)
  6.100%, 12/01/04                                          1,000          1,071
Franklin County, Public Utility,
 Callable 03/01/99 @ 100 (RB) (AMBAC)
  7.000%, 09/01/00                                            400            415
Grant County, Public Utility District #2 (RB)
  5.750%, 01/01/02                                            670            706
Grays Harbor County, Public Utility District #1,
 Callable 01/01/99 @ 100 (RB) (AMBAC)
  7.000%, 01/01/01                                            465            481
Island County, School District #206,
 Callable 12/01/04 @ 100 (GO) (AMBAC)
  5.750%, 12/01/06                                            700            750
King County, Public Hospital District (RB)
  5.400%, 06/01/00                                            500            514
King County, Public Hospital District,
 Callable 12/01/02 @ 100 (RB)
  5.800%, 12/01/03                                            910            965
King County, School District #403,
 Callable 12/01/02 @ 101 (GO)
  6.050%, 12/01/03                                            875            948
King County, School District #408 (GO)
  6.200%, 12/01/02                                            515            555
King County, School District #412 (GO)
  6.200%, 12/01/97                                            445            447
King County, School District #414 (GO)
  5.850%, 12/01/02                                          1,365          1,462
King County, School District #415 (GO)
  5.750%, 12/01/01                                            950          1,002

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
King County, School District #415,
 Callable 06/01/04 @ 100 (GO) (AMBAC)
  6.450%, 06/01/06                                     $      920     $    1,024
King County, Series A, Pre-refunded @ 100
 (GO)
  6.900%, 12/01/00 (B)                                        500            540
King County, Series B,
 Callable 12/01/07 @ 102 (GO)
  5.850%, 12/01/13                                          3,000          3,191
King County, Series-B,
 Callable 01/01/04 @ 100 (GO)
  4.500%, 01/01/09                                          1,825          1,766
Kitsap County, School District #401,
 Callable 12/01/02 @ 101 (GO)
  6.625%, 12/01/08                                            750            809
Kitsap County, School District #402,
 Callable 12/01/97 @ 100 (GO)
  7.400%, 12/01/99                                            185            186
Pierce County, School District #3, Series B (GO)
  5.900%, 12/01/00                                          1,450          1,524
Pierce County, School District #320 (GO)
  6.000%, 12/01/06                                          1,000          1,093
Pierce County, School District #401, Series A (GO)
  5.950%, 12/01/01                                            640            681
Pierce County, School District #403,
 Callable 12/01/01 @ 100 (GO)
  6.200%, 12/01/02                                          1,285          1,373
Pierce County, School District #403,
 Callable 12/01/02 @ 100 (GO)
  6.350%, 12/01/04                                            500            541
Pierce County, Sewer Improvements (RB)
  5.000%, 02/01/02                                            500            501
Port Everett, Airport & Marina Project (RB) (MBIA)
  4.700%, 04/01/03                                          1,140          1,159
Port Everett, Series B (RB) (MBIA)
  4.800%, 04/01/04                                          1,545          1,560
Port Tacoma, Series A (GO)
  6.300%, 06/01/01                                            790            845
Seattle, Metropolitan Municipality,
 Callable 11/13/97 @ 102 (GO)
  6.750%, 01/01/99                                            500            511
Seattle, Metropolitan Municipality,
 Callable 01/01/98 @ 101.5 (GO)
  6.300%, 01/01/04                                            790            805
Seattle, Municipal Water Revenue,
 Pre-refunded @ 102 (RB)
  7.550%, 12/01/97 (B)                                        260            267
Seattle, Solid Waste, Callable 05/01/99 @ 102 (GO)
  7.000%, 05/01/00                                            500            531

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Snohomish County, Housing Authority,
 Callable 04/01/06 @ 100 (RB)
  6.300%, 04/01/16                                     $    1,035     $    1,079
Snohomish County, Public Utilities District #1,
 Callable 11/01/97 @ 100 (GO)
  5.850%, 11/01/17                                          1,000          1,001
Snohomish County, Public Utilities District #1,
 Series A (GO)
  6.800%, 01/01/05                                          2,000          2,148
Snohomish County, Public Utilities District #1,
 Series B (GO)
  6.700%, 01/01/03                                          1,000          1,080
Snohomish County, School District #2,
 Callable 12/01/03 @ 102 (GO) (MBIA)
  6.000%, 12/01/06                                          1,800          1,955
Snohomish County, School District #2, Series A,
 Callable 06/01/01 @ 100 (GO)
  6.700%, 06/01/02                                          1,200          1,290
Snohomish County, School District #6 (GO)
  6.250%, 12/01/01                                            900            965
Snohomish County, School District #6,
 Pre-refunded @ 100 (GO)
  6.800%, 06/01/01 (B)                                        900            977
Snohomish County, Solid Waste,
 Callable 12/01/01 @ 102 (GO) (MBIA)
  6.800%, 12/01/03                                            650            721
South Columbia Basin (GO)
  5.800%, 12/01/01                                            500            526
Spokane County, School District (GO) (FSA)
  4.500%, 12/01/04                                            875            878
Spokane County, School District #81 (GO)
  5.900%, 12/01/02                                          1,000          1,070
Spokane County, Sewer Revenue,
 Callable 06/01/02 @ 100 (RB)
  6.150%, 06/01/05                                          1,470          1,566
Spokane County, Solid Waste Management,
 Callable 12/01/02 @ 102 (RB) (AMBAC)
  6.400%, 12/01/03                                            800            883
Spokane, Callable 01/01/98 @ 100 (GO)
  6.700%, 01/01/99                                            500            503
Tacoma, Electrical Systems Revenue,
 Callable 01/01/02 @ 102 (RB) (AMBAC)
  6.000%, 01/01/06                                          1,400          1,498
Tacoma, Metropolitan Park District (RB)
  5.250%, 02/01/98                                            590            593
Tacoma, Series A, Callable 07/01/02 @ 100 (GO)
  5.900%, 07/01/03                                            600            638
Tacoma, Series A, Callable 12/01/02 @ 101 (GO)
  6.125%, 12/01/05                                            815            878

                     INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Tacoma, Utility Revenue, Pre-refunded @ 101
 (RB) (AMBAC)
  6.800%, 12/01/99 (B)                                 $      465     $      496
Tacoma, Utility Revenue, Pre-refunded @ 101
 (RB) (MBIA)
  6.200%, 12/01/01 (B)                                        575            623
Thurston County, School District #111,
 Callable 12/01/02 @ 100 (GO)
  6.700%, 12/01/03                                          1,000          1,106
Washington State (GO)
  7.100%, 06/01/98                                            250            255
Washington State, Conservation & Renewable
 Energy System (RB)
  5.650%, 10/01/03                                            700            748
Washington State, Health Care Facility Authority
 (RB) (FGIC)
  7.500%, 08/15/00                                            600            630
Washington State, Hearthstone Project,
 Callable 01/01/05 @ 102 (RB)
  6.000%, 01/01/10                                            810            866
Washington State, Liquor Board,
 (COP) (MLO) (AMBAC)
  3.750%, 10/01/97                                             45             45
Washington State, Public Power Supply Systems,
 Nuclear Project #2, Callable 01/01/01 @ 102 (RB)
  7.500%, 07/01/03                                          3,000          3,334
Washington State, Public Power Supply Systems,
 Nuclear Project #2, Callable 07/01/01 @ 102 (RB)
  6.500%, 07/01/03                                          4,750          5,177
Washington State, Public Power Supply System,
 Nuclear Project #2, Series A (RB) (AMBAC)
  5.700%, 07/01/11                                          1,000          1,044
Washington State, Public Power Supply System,
 Nuclear Project #3, Series B (RB)
  5.250%, 07/01/03                                          1,090          1,127
Washington State, Series 93A (GO)
  5.300%, 10/01/01                                          1,000          1,039
Washington State, Series A,
 Callable 04/01/01 @ 102 (COP) (MLO)
  6.800%, 04/01/05                                            705            765
Washington State, Series R-89B (GO)
  7.000%, 09/01/98                                            375            385
Washington State, Series R-92B (GO)
  6.200%, 09/01/01                                          1,000          1,071
Washington State, Series R-96B (GO)
  5.500%, 07/01/03                                          1,000          1,059
Washington State, Single Family Mortgage
 Revenue (RB) (GNMA/FNMA)
  6.700%, 07/01/02                                            290            304
                                                                      ----------
                                                                          70,323
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
WISCONSIN--3.0%
Franklin (GO) (PN) (FSA)
  4.800%, 09/01/03                                     $      750     $      765
Franklin, Public Improvements (GO) (PN) (FSA)
  4.900%, 09/01/04                                            850            870
Milwaukee County, Callable 09/01/02 @ 100 (GO)
  5.550%, 09/01/03                                          1,700          1,774
Milwaukee County, Series A,
 Callable 09/01/02 @ 100 (GO)
  5.875%, 09/01/07                                            500            524
Mount Pleasant, Callable 10/01/00 @ 100 (GO)
  6.300%, 10/01/03                                            735            774
Racine, School District, Callable 04/01/99 @ 100
 (GO) (AMBAC)
  6.500%, 04/01/01                                            250            258
Waukesha County, (GO) (PN)
  4.600%, 12/01/03                                          2,000          2,030
Wisconsin State (GO)
  6.000%, 05/01/02                                          1,000          1,069
Wisconsin State, Callable 05/01/06 @ 100 (GO)
  4.800%, 05/01/10                                          2,000          1,928
Wisconsin State, Housing & Economic Authority,
 Series A (GO)
  5.000%, 11/01/01                                          1,585          1,611
Wisconsin State, Series D,
 Callable 05/01/00 @ 101 (GO)
  6.000%, 05/01/01                                            500            528
Wisconsin State, Series G,
 Callable 05/01/99 @ 101 (GO)
  6.400%, 05/01/00                                          1,000          1,045
                                                                      ----------
                                                                          13,176
                                                                      ----------
WYOMING--0.3%
Sweetwater, Pacific Power & Light,
 Pre-refunded @ 100 (RB)
  6.500%, 12/01/01 (B)                                        700            760
Wyoming State, Community Development
 Authority, Single Family Mortgages (RB) (FHA/VA)
  6.200%, 06/01/99                                            500            514
                                                                      ----------
                                                                           1,274
                                                                      ----------
TOTAL MUNICIPAL BONDS
 (Cost $406,409)                                                         420,035
                                                                      ----------
MONEY MARKET FUND--3.2%

Federated Tax Free Money Market                        13,822,810         13,823
                                                                      ----------
TOTAL MONEY MARKET FUND
 (Cost $13,823)                                                           13,823
                                                                      ----------

                     INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.8%
 (Cost $420,232)                                                      $  433,858
                                                                      ----------
OTHER ASSETS AND LIABILITIES, NET--0.2%                                      990
                                                                      ----------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 39,838,786 outstanding shares                                        414,870
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 355,190 outstanding shares                                             3,799
Undistributed net investment income                                           11
Accumulated net realized gain on investments                               2,542
Net unrealized appreciation of investments                                13,626
                                                                      ----------
TOTAL NET ASSETS--100.0%                                              $  434,848
                                                                      ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                 $    10.82
                                                                      ----------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE--
 RETAIL CLASS A                                                       $    10.84

MAXIMUM SALES CHARGE OF 3.00% (1)                                           0.34
                                                                      ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                              $    11.18
                                                                      ----------


(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.00%.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1997. The date shown is the next reset date.

(B) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(C) At September 30, 1997, the cost of securities purchased on a when issue basis was $2,960,000 for Alabama State Docks Department and $4,050,000 for Illinois State Suburban Municipal Water Agency.

AMBAC--American Municipal Bond Assurance Company
AMT--Alternative Minimum Tax
CMI--California Municipal Insurers
COP--Certificate of Participation
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FNMA--Federal National Mortgage Association
FMHA--Farmers Home Administration
FPI--Foremost Pool Insurance
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
PN--Promissory Notes
PSFG--Permanent School Fund Guaranteed
RB--Revenue Bond
STAID--State Aid Withholding
SWB--Swiss Bank
VA--Veterans Administration

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            STATEMENTS OF NET ASSETS
                               September 30, 1997

                              ASSET ALLOCATION FUND

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--35.3%
AEROSPACE & DEFENSE--0.2%
Lockheed Martin                                            1,104     $      118
Raytheon                                                   1,300             77
                                                                     ----------
                                                                            195
                                                                     ----------
AGRICULTURE--0.0%
Pioneer Hi-Bred International                                500             45
                                                                     ----------
AIR TRANSPORTATION--0.2%
AMR*                                                         500             55
Delta Air Lines                                              400             38
Federal Express*                                             600             48
Southwest Airlines                                           800             26
U.S. Air Group*                                              400             17
                                                                     ----------
                                                                            184
                                                                     ----------
AIRCRAFT--0.6%
Allied Signal                                              3,200            136
Boeing                                                     5,552            302
General Dynamics                                             300             26
Northrop                                                     400             49
Textron                                                      900             58
United Technologies                                        1,300            105
                                                                     ----------
                                                                            676
                                                                      ----------
APPAREL/TEXTILES--0.1%
Fruit of the Loom, Cl A*                                      400             11
Liz Claiborne                                                 400             22
Russell                                                       200              6
Springs Industries, Cl A                                      100              5
V.F                                                           400             37
                                                                      ----------
                                                                              81
                                                                      ----------
AUTOMOTIVE--0.8%
Chrysler                                                    3,800            140
Dana                                                          600             30
Eaton                                                         400             37
Echlin                                                        300             11
Fleetwood Enterprises                                         200              7
Ford Motor                                                  6,600            299
General Motors                                              4,100            274
Navistar International*                                       400             11
Paccar                                                        400             22
TRW                                                           700             38
                                                                      ----------
                                                                             869
                                                                      ----------
BANKS--3.1%
Banc One                                                    3,177            177
Bank of New York                                            2,200            106


                        ASSET ALLOCATION FUND (CONTINUED)

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
BankAmerica                                                 4,000     $      293
BankBoston                                                    800             71
Bankers Trust New York                                        500             61
Barnett Banks                                               1,100             78
Chase Manhattan                                             2,408            284
Citicorp                                                    2,600            348
Comerica                                                      600             47
CoreStates Financial                                        1,200             79
Fifth Third Bancorp                                           900             59
First Chicago NBD                                           1,753            132
First Union                                                 3,240            162
Fleet Financial Group                                       1,494             98
Golden West Financial                                         300             27
H.F. Ahmanson                                                 600             34
Huntington Bancshares                                         900             32
J.P. Morgan                                                 1,000            114
KeyCorp                                                     1,200             76
MBNA                                                        1,900             77
Mellon Bank                                                 1,400             77
National City                                               1,200             74
NationsBank                                                 4,056            251
Norwest                                                     2,100            129
PNC Bank                                                    1,800             88
Republic New York                                             300             34
State Street                                                  900             55
Suntrust Banks                                              1,200             82
U.S. Bancorp                                                1,328            128
Wachovia                                                      900             65
Washington Mutual                                           1,410             98
Wells Fargo                                                   499            137
                                                                      ----------
                                                                           3,573
                                                                      ----------
BEAUTY PRODUCTS--0.6%
Alberto-Culver, Cl B                                          300              9
Avon Products                                                 700             43
Colgate-Palmolive                                           1,700            118
Ecolab                                                        400             19
International Flavors & Fragrances                            600             29
Procter & Gamble                                            7,600            525
                                                                      ----------
                                                                             743
                                                                      ----------
BROADCASTING, NEWSPAPERS & ADVERTISING--0.2%
Clear Channel Communications*                                 500             32
Comcast, Cl A                                               2,000             51
Interpublic Group                                             650             33
Tele-Communications, Cl A*                                  2,354             48
Telecom-Tci Ventures Group A*                                 236              5
Viacom, Cl B*                                               1,993             63
                                                                      ----------
                                                                             232
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION--0.1%
Centex                                                        200     $       12
Fluor                                                         500             27
Foster Wheeler                                                200              9
Halliburton                                                 1,400             73
Kaufman & Broad Home                                          200              4
Owens Corning                                                 300             11
Pulte                                                         100              4
                                                                      ----------
                                                                             140
                                                                      ----------
CHEMICALS--0.8%
Air Products & Chemicals                                      600             50
Dow Chemical                                                1,300            118
E.I. du Pont de Nemours                                     6,300            388
Eastman Chemical                                              400             25
FMC*                                                          200             18
Great Lakes Chemical                                          300             15
Hercules                                                      600             30
Monsanto                                                    3,300            129
Morton International                                          800             28
Nalco Chemical                                                400             16
Praxair                                                       900             46
Rohm & Haas                                                   300             29
Solutia*                                                      660             13
Union Carbide                                                 700             34
W.R. Grace                                                    400             29
                                                                      ----------
                                                                             968
                                                                      ----------
COMMUNICATIONS EQUIPMENT--0.5%
Andrew*                                                       475             12
DSC Communications*                                           700             19
General Signal                                                300             13
Harris                                                        400             18
ITT Industries                                                700             23
Motorola                                                    3,300            237
Northern Telecom                                            1,500            156
Scientific-Atlanta                                            400              9
Tellabs*                                                    1,000             52
                                                                      ----------
                                                                             539
                                                                      ----------
COMPUTERS & SERVICES--1.7%
Apple Computer*                                               700             15
Bay Networks*                                               1,100             42
Cabletron Systems*                                            900             29
Ceridian*                                                     400             15
Compaq Computer*                                            4,465            334
Data General*                                                 300              8
Dell Computer*                                              1,900            184
Digital Equipment*                                            900             39



                        ASSET ALLOCATION FUND (CONTINUED)

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
EMC*                                                        1,400     $       82
Hewlett Packard                                             5,700            397
IBM                                                         5,600            593
Pitney Bowes                                                  800             67
Seagate Technology*                                         1,400             51
Silicon Graphics*                                             988             26
Tandy                                                         600             20
Unisys*                                                     1,000             15
                                                                      ----------
                                                                           1,917
                                                                      ----------
CONSUMER PRODUCTS--0.0%
Stride Rite                                                   300              4
                                                                      ----------
CONTAINERS & PACKAGING--0.1%
Ball                                                          200              7
Crown, Cork & Seal                                            700             32
Newell                                                        900             36
Owens-Illinois*                                               800             27
                                                                      ----------
                                                                             102
                                                                      ----------
DRUGS--3.0%
Abbott Laboratories                                         4,300            275
Allergan                                                      400             14
Alza, Cl A*                                                   500             15
American Home Products                                      3,600            263
Amgen*                                                      1,500             72
Bristol-Myers Squibb                                        5,600            463
Eli Lilly                                                   3,144            379
Johnson & Johnson                                           7,400            426
Merck                                                       6,700            670
Pfizer                                                      7,200            432
Pharmacia & Upjohn                                          2,825            103
Schering Plough                                             4,100            211
Warner Lambert                                              1,500            202
                                                                      ----------
                                                                           3,525
                                                                      ----------
ELECTRICAL SERVICES--0.9%
American Electric Power                                     1,100             50
Baltimore Gas & Electric                                      800             22
Carolina Power & Light                                        800             29
Central & South West                                        1,200             27
Cinergy                                                       911             30
Consolidated Edison New York                                1,300             44
Dominion Resources of Virginia                              1,000             38
DTE Energy                                                    800             24
Duke Power                                                  2,044            101
Edison International                                        2,300             58
Entergy                                                     1,300             34
FPL Group                                                   1,000             51

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
GPU                                                           700     $       25
Houston Industries                                          1,509             33
Niagara Mohawk Power*                                         800              8
Northern States Power                                         400             20
Ohio Edison                                                   900             21
Pacificorp                                                  1,700             38
PECO Energy                                                 1,200             28
PG&E                                                        2,500             58
PP&L Resources                                                900             20
Public Service Enterprise Group                             1,300             33
Raychem                                                       200             17
Southern                                                    3,800             86
Texas Utilities                                             1,390             50
Thomas & Betts                                                300             16
Unicom                                                      1,200             28
Union Electric                                                600             23
                                                                      ----------
                                                                           1,012
                                                                      ----------
ENTERTAINMENT--0.3%
Harrah's Entertainment*                                       550             12
King World Productions                                        200              9
Mirage Resorts*                                             1,000             30
Walt Disney                                                 3,800            306
                                                                      ----------
                                                                             357
                                                                      ----------
ENVIRONMENTAL SERVICES--0.1%
Browning Ferris Industries                                  1,200             46
Laidlaw                                                     1,800             27
Waste Management                                            2,506             88
                                                                      ----------
                                                                             161
                                                                      ----------
FINANCIAL SERVICES--1.1%
American Express                                            2,600            213
Beneficial                                                    300             23
Charles Schwab                                              1,500             54
Countrywide Credit Industries                                 600             22
FHLMC                                                       3,900            137
FNMA                                                        5,900            277
Green Tree Financial                                          800             38
H & R Block                                                   600             23
Household International                                       600             68
Merrill Lynch                                               1,900            141
Morgan Stanley, Dean Witter, Discover                       3,242            175
Providian Financial*                                          500             20
Salomon                                                       600             45
Transamerica                                                  385             38
                                                                      ----------
                                                                           1,274
                                                                      ----------


                        ASSET ALLOCATION FUND (CONTINUED)

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--2.8%
Adolph Coors, Cl B                                            200     $        8
Anheuser Busch                                              2,800            126
Archer Daniels Midland                                      3,173             76
Brown Forman, Cl B                                            400             20
Campbell Soup                                               2,600            127
Coca Cola                                                  13,900            847
ConAgra                                                     1,300             86
CPC International                                             800             74
Fortune Brands                                              1,000             34
General Mills                                                 900             62
H.J. Heinz                                                  2,050             95
Hershey Foods                                                 800             45
Kellogg                                                     2,300             97
PepsiCo                                                     8,600            349
Philip Morris                                              13,600            565
Quaker Oats                                                   800             40
Ralston-Ralston Purina Group                                  600             53
Sara Lee                                                    2,700            139
Seagram                                                     2,100             74
Unilever                                                      900            191
UST                                                         1,000             31
Whitman                                                       600             16
William Wrigley Jr                                            600             45
                                                                      ----------
                                                                           3,200
                                                                      ----------
GAS/NATURAL GAS--0.2%
Coastal                                                       600             37
Columbia Gas Systems                                          300             21
Consolidated Natural Gas                                      500             29
Eastern Enterprises                                           100              4
Enron                                                       1,700             65
Nicor                                                         300             11
Oneok                                                         200              7
Pacific Enterprises                                           500             17
Peoples Energy                                                200              8
Sonat                                                         500             25
Williams                                                      900             42
                                                                      ----------
                                                                             266
                                                                      ----------
GLASS PRODUCTS--0.1%
Corning                                                     1,300             61
                                                                      ----------
HOME APPLIANCES--0.2%
Maytag                                                        500             17
National Service Industries                                   300             13
PPG Industries                                              1,000             63
Sherwin Williams                                            1,000             29
Snap-On Tools                                                 300             14

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
Stanley Works                                                 500     $       22
Whirlpool                                                     400             27
                                                                      ----------
                                                                             185
                                                                      ----------
HOTELS & LODGING--0.1%
HFS*                                                          900             67
Hilton Hotels                                               1,400             47
                                                                      ----------
                                                                             114
                                                                      ----------
HOUSEHOLD FURNITURE & FIXTURES--0.0%
Masco                                                         900             41
                                                                      ----------
HOUSEHOLD PRODUCTS--0.3%
Clorox                                                        600             44
Gillette                                                    3,100            268
                                                                      ----------
                                                                             312
                                                                      ----------
INSURANCE--1.7%
Aetna                                                         881             72
Allstate                                                    2,490            200
American General                                            1,376             71
American International Group                                3,937            406
Aon                                                           950             50
Chubb                                                       1,000             71
Cigna                                                         400             75
Conseco                                                     1,000             49
Equifax                                                       800             25
General Re                                                    500             99
Hartford Financial Services Group                             700             60
Jefferson-Pilot                                               350             28
Lincoln National                                              600             42
Loew's                                                        600             68
Marsh & McLennan                                              900             69
MBIA                                                          200             25
MGIC Investment                                               700             40
Progressive                                                   400             43
Safeco                                                        700             37
St. Paul                                                      500             41
Sunamerica                                                  1,050             41
Torchmark                                                     800             31
Travelers                                                   3,535            241
United Healthcare                                           1,000             50
Unum                                                          800             37
USF&G                                                         600             14
                                                                      ----------
                                                                           1,985
                                                                      ----------
JEWELRY, PRECIOUS METALS--0.0%
Jostens                                                       200              5
                                                                      ----------


                        ASSET ALLOCATION FUND (CONTINUED)

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
LEISURE--0.0%
Brunswick                                                     600     $       21
                                                                      ----------
LUMBER & WOOD PRODUCTS--0.0%
Louisiana-Pacific                                             600             15
                                                                      ----------
MACHINERY--1.9%
Aeroquip-Vickers                                              200             10
Applied Materials*                                          1,000             95
Baker Hughes                                                  900             39
Black & Decker                                                500             19
Briggs & Stratton                                             100              5
Case Equipment                                                400             27
Caterpillar                                                 2,100            113
Cincinnati Milacron                                           200              5
Crane                                                         250             10
Cummins Engine                                                200             16
Deere                                                       1,400             75
Dover                                                         600             41
Dresser Industries                                          1,000             43
Emerson Electric                                            2,500            144
General Electric                                           18,300          1,246
Harnischfeger Industries                                      300             13
Ingersoll Rand                                                900             39
McDermott International                                       300             11
Nacco Industries, Cl A                                          5              1
Pall                                                          700             15
Parker Hannifin                                               600             27
Tenneco                                                     1,000             48
Timken                                                        300             12
Tyco International                                          1,500            123
                                                                      ----------
                                                                           2,177
                                                                      ----------
MEASURING DEVICES--0.1%
Honeywell                                                     700             47
Johnson Controls                                              500             25
Millipore                                                     200             10
Perkin Elmer                                                  200             15
Tektronix                                                     200             13
Thermo Electron*                                              800             32
                                                                      ----------
                                                                             142
                                                                      ----------
MEDICAL PRODUCTS & SERVICES--0.6%
Bausch & Lomb                                                 300             12
Baxter International                                        1,600             84
Becton Dickinson                                              700             34
Beverly Enterprises*                                          600             10
Biomet                                                        600             14
Boston Scientific*                                          1,100             61
C.R. Bard                                                     300             10

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
Columbia/HCA Healthcare                                     3,705     $      107
Guidant                                                       800             45
Healthsouth Rehabilitation*                                 1,900             51
Humana*                                                       900             21
Mallinckrodt                                                  400             14
Manor Care                                                    400             13
Medtronic                                                   2,600            122
St. Jude Medical                                              550             19
Tenet Healthcare*                                           1,700             50
United States Surgical                                        400             12
                                                                      ----------
                                                                             679
                                                                      ----------
METALS & MINING--0.0%
Cyprus AMAX Minerals                                          550             13
Freeport-McMoran Copper & Gold, Cl B                        1,100             32
                                                                      ----------
                                                                              45
                                                                      ----------
MISCELLANEOUS BUSINESS SERVICES--1.8%
3Com*                                                       1,900             97
Adobe Systems                                                 400             20
Autodesk                                                      300             14
Automatic Data Processing                                   1,600             80
Cisco Systems*                                              3,700            270
Computer Associates International                           2,075            149
Computer Sciences*                                            400             28
CUC International*                                          2,250             70
First Data                                                  2,500             94
Microsoft*                                                  6,700            886
Novell*                                                     1,900             17
Oracle*                                                     5,525            201
Parametric Technology*                                        700             31
Safety-Kleen                                                  300              7
Shared Medical Systems                                        100              5
Sun Microsystems*                                           2,100             98
                                                                      ----------
                                                                           2,067
                                                                      ----------
MISCELLANEOUS CONSUMER SERVICES--0.0%
Service International                                       1,300             42
                                                                      ----------
MULTI-INDUSTRY--0.2%
ITT*                                                          700             47
Minnesota Mining & Manufacturing                            2,300            213
                                                                      ----------
                                                                             260
                                                                      ----------
OFFICE PRODUCTS & SUPPLIES--0.0%
Ikon Office Solutions                                         700             18
                                                                      ----------
OIL-DOMESTIC--0.4%
Ashland Oil                                                   400             22
Atlantic Richfield                                          1,800            154



                        ASSET ALLOCATION FUND (CONTINUED)

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
Kerr-McGee                                                    300     $       21
Louisiana Land & Exploration                                  200             16
Pennzoil                                                      300             24
Phillips Petroleum                                          1,500             77
Sun                                                           392             17
Unocal                                                      1,400             61
USX-Marathon Group                                          1,600             60
                                                                      ----------
                                                                             452
                                                                      ----------
OIL-INTERNATIONAL--1.9%
Amerada Hess                                                  500             31
Amoco                                                       2,800            270
Chevron                                                     3,700            308
Exxon                                                      13,900            890
Mobil                                                       4,400            326
Schlumberger                                                2,800            236
Texaco                                                      3,000            184
                                                                      ----------
                                                                           2,245
                                                                      ----------
PAPER & PAPER PRODUCTS--0.5%
Avery Dennison                                                600             24
Bemis                                                         300             13
Boise Cascade                                                 300             13
Champion International                                        500             30
Fort James                                                  1,100             50
Georgia Pacific                                               500             52
International Paper                                         1,700             94
Kimberly Clark                                              3,132            153
Mead                                                          300             22
Potlatch                                                      200             10
Stone Container                                               600              9
Temple Inland                                                 300             19
Union Camp                                                    400             25
Westvaco                                                      600             22
Weyerhaeuser                                                1,100             65
Willamette Industries                                         600             23
                                                                      ----------
                                                                             624
                                                                      ----------
PETROLEUM & FUEL PRODUCTS--0.2%
Anadarko Petroleum                                            300             22
Apache                                                        500             21
Burlington Resources                                          700             36
Helmerich & Payne                                             100              8
Occidental Petroleum                                        1,800             47
Oryx Energy*                                                  600             15
Rowan*                                                        500             18
Union Pacific Resources Group                               1,386             36
Western Atlas*                                                300             26
                                                                      ----------
                                                                             229
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
PETROLEUM REFINING--0.6%
Royal Dutch Petroleum                                      12,000     $      666
                                                                      ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.2%
Eastman Kodak                                               1,800            117
Polaroid                                                      300             15
Xerox                                                       1,800            152
                                                                      ----------
                                                                             284
                                                                      ----------
PRECIOUS METALS--0.1%
Barrick Gold                                                2,100             52
Battle Mountain Gold                                        1,300              9
Echo Bay Mines                                                800              5
Homestake Mining                                              800             12
Newmont Mining                                                909             41
Placer Dome Group                                           1,300             25
                                                                      ----------
                                                                             144
                                                                      ----------
PRINTING & PUBLISHING--0.4%
American Greetings, Cl A                                      400             15
Deluxe                                                        500             17
Dow Jones                                                     500             23
Gannett                                                       800             86
John H. Harland                                               200              5
Knight-Ridder                                                 500             27
McGraw-Hill                                                   600             41
Meredith                                                      300             10
Moore                                                         500             10
New York Times, Cl A                                          500             26
R.R. Donnelley & Sons                                         800             29
Time Warner                                                 3,100            168
Times Mirror, Cl A                                            500             27
Tribune                                                       700             37
                                                                      ----------
                                                                             521
                                                                      ----------
PROFESSIONAL SERVICES--0.1%
Cognizant                                                     900             37
Dun & Bradstreet                                            1,000             28
EG&G                                                          300              6
                                                                      ----------
                                                                              71
                                                                      ----------
RAILROADS--0.3%
Burlington Northern Santa Fe                                  843             81
CSX                                                         1,200             70
Norfolk Southern                                              700             72
Union Pacific                                               1,400             88
                                                                      ----------
                                                                             311
                                                                      ----------


                        ASSET ALLOCATION FUND (CONTINUED)

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
REPAIR SERVICES--0.0%
Ryder System                                                  400     $       14
                                                                      ----------
RETAIL--1.9%
Albertson's                                                 1,400             49
American Stores                                             1,500             37
Autozone*                                                     800             24
Charming Shoppes*                                             600              4
Circuit City Stores                                           500             20
Costco*                                                     1,200             45
CVS                                                           900             51
Darden Restaurants                                            900             10
Dayton Hudson                                               1,200             72
Dillards Incorporated, Cl A                                   600             26
Federated Department Stores*                                1,200             52
Gap                                                         1,500             75
Giant Food, Cl A                                              300             10
Great Atlantic & Pacific Tea                                  200              6
Harcourt General                                              400             20
Hasbro                                                        700             20
Home Depot                                                  4,099            214
J.C. Penney                                                 1,400             82
Kmart*                                                      2,700             38
Kroger*                                                     1,400             42
Limited                                                     1,546             38
Longs Drug Stores                                             200              5
Lowe's                                                      1,000             39
Marriott                                                      700             50
Mattel                                                      1,668             55
May Department Stores                                       1,300             71
McDonald's                                                  3,900            186
Mercantile Stores                                             200             13
Nordstrom                                                     400             26
Pep Boys-Manny, Moe & Jack                                    300              8
Rite Aid                                                      700             39
Sears Roebuck                                               2,200            125
TJX                                                           900             28
Toys `R' Us*                                                1,600             57
Wal-Mart Stores                                            12,700            465
Walgreen                                                    2,800             72
Wendy's International                                         700             15
Winn Dixie Stores                                             800             28
Woolworth*                                                    800             18
                                                                      ----------
                                                                           2,235
                                                                      ----------
RUBBER & PLASTIC--0.3%
Armstrong World Industries                                    200             13
B.F. Goodrich                                                 300             14
Cooper Tire & Rubber                                          400             11

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
Goodyear Tire & Rubber                                        900     $       62
Illinois Tool Works                                         1,400             70
Nike, Cl B                                                  1,600             85
Reebok International*                                         300             15
Rubbermaid                                                    800             20
Tupperware                                                    300              8
                                                                      ----------
                                                                             298
                                                                      ----------
SEMI-CONDUCTORS/INSTRUMENTS--1.1%
Advanced Micro Devices*                                       800             26
AMP                                                         1,200             64
Intel                                                       9,200            849
LSI Logic*                                                    800             26
Micron Technology                                           1,200             42
National Semiconductor*                                       800             33
Rockwell International                                      1,200             76
Texas Instruments                                           1,100            149
                                                                      ----------
                                                                           1,265
                                                                      ----------
SPECIALTY MACHINERY--0.1%
Cooper Industries                                             678             37
Westinghouse Electric                                       3,600             97
                                                                      ----------
                                                                             134
                                                                      ----------
STEEL & STEEL WORKS--0.3%
Alcan Aluminum                                              1,300             45
Allegheny Teledyne                                            954             27
Aluminum Company of America                                 1,000             82
Armco*                                                        600              4
Asarco                                                        200              6
Bethlehem Steel*                                              600              6
Engelhard                                                     800             17
Inco                                                          900             23
Inland Steel Industries                                       300              7
Nucor                                                         500             26
Phelps Dodge                                                  300             23
Reynolds Metals                                               400             28
USX-U.S. Steel Group                                          500             17
Worthington Industries                                        500             10
                                                                      ----------
                                                                             321
                                                                      ----------
TELEPHONES & TELECOMMUNICATION--2.4%
Airtouch Communications*                                    2,800             99
Alltel                                                      1,000             35
Ameritech                                                   3,100            206
AT&T                                                        9,100            403
Bell Atlantic                                               4,289            345
BellSouth                                                   5,500            254
Frontier                                                      900             21


                        ASSET ALLOCATION FUND (CONTINUED)

DESCRIPTION                                       SHARES/PAR(000)    VALUE (000)
--------------------------------------------------------------------------------
GTE                                                         5,300     $      240
Lucent Technologies                                         3,563            290
MCI Communications                                          3,800            112
Nextlevel Systems*                                            800             13
SBC Communications                                          5,067            311
Sprint                                                      2,400            120
U.S. West                                                   2,700            104
U.S. West Media Group*                                      3,400             76
Worldcom*                                                   5,000            177
                                                                      ----------
                                                                           2,806
                                                                     ----------
TRUCKING--0.0%
Caliber System                                               200             11
                                                                     ----------
WHOLESALE--0.1%
Cardinal Health                                              600             43
Fleming                                                      200              4
Genuine Parts                                              1,050             32
Sigma Aldrich                                                600             20
SUPERVALU                                                    300             12
Sysco                                                      1,000             37
W.W. Grainger                                                300             27
                                                                     ----------
                                                                            175
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $29,299)                                                          41,038
                                                                     ----------
COMMERCIAL PAPER--22.3%
Distribution Funding
  5.604%, 11/17/97                                    $    9,000          8,933
International Securitization (LOC: FNB Chicago)
  5.560%, 10/17/97                                         9,000          8,976
Pooled Accounts Receivable Capital
  5.552%, 10/01/97                                         8,000          7,999
                                                                     ----------
TOTAL COMMERCIAL PAPER
 (Cost $25,913)                                                          25,908
                                                                     ----------
U.S. TREASURY OBLIGATIONS--21.4%
U.S. Treasury Notes
  5.875%, 11/15/05                                         5,187          5,090
  6.500%, 10/15/06                                        19,369         19,781
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $24,136)                                                          24,871
                                                                     ----------
RELATED PARTY MONEY MARKET FUNDS--8.8%
First American Government Obligations
 Money Market (A)                                      5,116,131          5,116
First American Prime Obligations
 Money Market (A)                                      5,126,760          5,127
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        ASSET ALLOCATION FUND (CONCLUDED)

DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
TOTAL RELATED PARTY MONEY MARKET FUNDS
 (Cost $10,243)                                                      $   10,243
                                                                     ----------
REPURCHASE AGREEMENT--11.5%
Merrill Lynch
 5.627%, dated 09/30/97, matures 10/01/97,
 repurchase price $13,351,087 (collateralized
 by U.S. Treasury Notes: total market
 value $13,615,651)                                   $   13,349         13,349
                                                                     ----------
TOTAL REPURCHASE AGREEMENT
 (Cost $13,349)                                                          13,349
                                                                     ----------
TOTAL INVESTMENTS--99.3%
 (Cost $102,940)                                                        115,409
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.7% (B)                                 739
                                                                     ----------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 8,326,478 outstanding shares                                   77,905
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized)
  based on 181,081 outstanding shares                                     2,037
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 381,132 outstanding shares                                      4,540
Undistributed net investment income                                          92
Accumulated net realized gain on investments                             19,105
Net unrealized appreciation of investments                               12,469
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  116,148
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE--
 INSTITUTIONAL CLASS                                                 $    13.07
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE
 PER SHARE--RETAIL CLASS A                                           $    13.08

MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.62
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    13.70
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE
 PER SHARE--RETAIL CLASS B (2)                                       $    13.01
                                                                     ----------
* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) These money market funds are advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan      $ 26,398
      Payable upon return of securities on loan            $(26,398)

Cl--Class

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association

MBIA--Municipal Bond Insurance Association


                                  BALANCED FUND

DESCRIPTION                                               SHARES     VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS--52.1%
AEROSPACE & DEFENSE--0.8%
Raytheon                                                  69,900     $    4,133
                                                                     ----------
APPAREL/TEXTILES--0.8%
Fruit of the Loom, Cl A*                                 139,800          3,932
                                                                     ----------
AUTOMOTIVE--1.2%
General Motors                                            87,000          5,824
                                                                     ----------
BANKS--4.2%
BankBoston                                                76,400          6,757
Chase Manhattan                                           60,500          7,139
Citicorp                                                  51,100          6,844
                                                                     ----------
                                                                         20,740
                                                                     ----------
CHEMICALS--2.5%
PPG Industries                                           103,400          6,482
W.R. Grace                                                78,900          5,809
                                                                     ----------
                                                                         12,291
                                                                     ----------
COMMUNICATIONS EQUIPMENT--1.5%
Nokia, ADR                                                80,300          7,533
                                                                     ----------
COMPUTERS & SERVICES--4.7%
3Com*                                                    138,300          7,088
IKON Office Solutions                                    220,000          5,624
IBM                                                       66,700          7,066
Seagate Technology*                                       98,600          3,562
                                                                     ----------
                                                                         23,340
                                                                     ----------
COMPUTER COMMUNICATION EQUIPMENT--0.6%
General Motors, Cl H                                      42,100          2,784
                                                                     ----------
COMPUTER SOFTWARE--0.8%
Computer Associates International                         52,000          3,734
                                                                     ----------
CONTAINERS & PACKAGING--1.7%
Ball                                                     117,100          4,076
Bemis                                                     96,100          4,300
                                                                     ----------
                                                                          8,376
                                                                     ----------
DRUGS--3.4%
American Home Products                                    92,100          6,723
Bristol-Myers Squibb                                      53,500          4,427
Pharmacia & Upjohn                                       151,400          5,526
                                                                     ----------
                                                                         16,676
                                                                     ----------
FINANCIAL SERVICES--1.4%
American Express                                          35,600          2,915
Household International                                   34,500          3,905
                                                                     ----------
                                                                          6,820
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--3.7%
ConAgra                                                  104,600     $    6,904
Dole Food                                                 89,500          4,044
Sara Lee                                                 142,800          7,354
                                                                     ----------
                                                                         18,302
                                                                     ----------
HOUSEHOLD PRODUCTS--0.3%
Tupperware                                                57,700          1,623
                                                                     ----------
INSURANCE--4.1%
Aetna                                                     54,700          4,455
AMBAC                                                     93,200          3,792
Cigna                                                     24,200          4,507
General Re                                                18,300          3,632
TIG Holdings                                             114,800          3,996
                                                                     ----------
                                                                         20,382
                                                                     ----------
LEISURE--1.3%
Brunswick                                                179,600          6,331
                                                                     ----------
MACHINERY--1.2%
Case Equipment                                            93,000          6,196
                                                                     ----------
MULTI-INDUSTRY--0.6%
Minnesota Mining & Manufacturing                          30,800          2,849
                                                                     ----------
OIL-INTERNATIONAL--4.5%
Elf Aquitaine, ADR                                        87,100          5,808
Exxon                                                     82,200          5,266
Mobil                                                     64,100          4,743
Texaco                                                   106,200          6,525
                                                                     ----------
                                                                         22,342
                                                                     ----------
PETROLEUM REFINING--1.2%
Royal Dutch Petroleum                                    104,500          5,800
                                                                     ----------
RAILROADS--1.8%
Burlington Northern Santa Fe                              56,100          5,421
Canadian Pacific                                         113,800          3,364
                                                                     ----------
                                                                          8,785
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--2.7%
Duke Realty Investments                                  128,000          2,920
Equity Residential Properties Trust                       83,900          4,578
Simon Debartolo Group                                    180,600          5,960
                                                                     ----------
                                                                         13,458
                                                                     ----------
RETAIL--2.2%
Sears Roebuck                                             75,300          4,287
Toys `R' Us*                                             185,800          6,596
                                                                     ----------
                                                                         10,883
                                                                     ----------


                            BALANCED FUND (CONTINUED)

DESCRIPTION                                      SHARES/PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
SPECIALTY CONSTRUCTION--1.2%
Masco                                                    131,400     $    6,020
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--2.8%
Bell Atlantic                                             78,489          6,313
Century Telephone Enterprises                             78,900          3,472
Deutsche Telekom, ADR                                    219,400          4,182
                                                                     ----------
                                                                         13,967
                                                                     ----------
WHOLESALE--0.9%
W.W. Grainger                                             50,100          4,459
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $176,928)                                                        257,580
                                                                     ----------
U.S. TREASURY OBLIGATIONS--28.3%
U.S. Treasury Bond
  7.125%, 02/15/23                                    $   38,460         41,451
U.S. Treasury Notes
  5.250%, 12/31/97                                           100            100
  5.125%, 04/30/98                                        20,090         20,051
  6.250%, 05/31/99                                        18,015         18,140
  6.750%, 04/30/00                                        12,495         12,751
  6.375%, 03/31/01                                        23,670         23,961
  6.250%, 02/15/03                                        10,740         10,844
  7.250%, 08/15/04                                         4,625          4,919
  6.875%, 05/15/06                                         7,095          7,416
U.S. Treasury STRIPS
  0.000%, 02/15/99                                           265            245
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $137,778)                                                         139,878
                                                                     ----------
CORPORATE OBLIGATIONS--4.9%
Bear Stearns
  6.560%, 06/20/00                                         6,780          6,831
Cigna
  7.400%, 01/15/03                                         2,825          2,906
Comdisco
  5.780%, 01/19/99                                         6,850          6,816
General Foods
  6.000%, 06/15/01                                           860            846
Santander Financial Issuances
  7.250%, 05/30/06                                         6,835          7,023
                                                                     ----------
TOTAL CORPORATE OBLIGATIONS
 (Cost $24,049)                                                          24,422
                                                                     ----------
OTHER MORTGAGE-BACKED OBLIGATIONS--5.4%
Drexel Burnham Lambert Trust  CMO Trust S 2
  9.000%, 08/01/18                                           282            287

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
General Electric Capital Mortgage 1994-11 A1
  6.500%, 03/25/24                                    $    1,023     $    1,027
General Electric Capital Mortgage 1994-17 A6
  7.000%, 05/25/24                                         2,675          2,684
GMAC Commercial Mortgage Securities 1997-C1
  6.898%, 09/15/07                                         6,700          6,745
NAFCO Auto Trust
  7.000%, 12/31/01                                         1,491          1,501
Merrill Lynch Mortgage Investors 1995-C3
  7.088%, 12/26/25                                         7,400          7,553
Prudential Home Loan Mortgage 1992-36 A8
  6.500%, 11/25/99                                         6,425          6,424
Residential Funding 1992-36 A2
  5.700%, 11/25/07                                           193            192
                                                                     ----------
TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
 (Cost $26,140)                                                          26,413
                                                                     ----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 OBLIGATIONS--1.1%
FHLMC
  6.000%, 11/15/08                                         2,700          2,601
FNMA
  5.450%, 10/25/18                                         2,700          2,657
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 OBLIGATIONS
 (Cost $5,321)                                                            5,258
                                                                     ----------
RELATED PARTY MONEY MARKET FUNDS--8.9%
First American Government
 Obligations Fund (A)                                 22,155,987         22,156
First American Prime
 Obligations Fund (A)                                 22,000,946         22,001
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUNDS
 (Cost $44,157)                                                          44,157
                                                                     ----------
TOTAL INVESTMENTS--100.7%
 (Cost $414,373)                                                        497,708
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(0.7%) (B)                            (3,605)
                                                                     ----------


                            BALANCED FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized)
 based on 27,092,341 outstanding shares                              $  311,047
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 2,096,489 outstanding shares                                   24,273
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 2,845,117 outstanding shares                                   37,752
Undistributed net investment income                                         296
Accumulated net realized gain on investments                             37,400
Net unrealized appreciation of investments                               83,335
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  494,103
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE--
 INSTITUTIONAL CLASS                                                 $    15.43
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    15.41

MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.73
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    16.14
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE
 PER SHARE--RETAIL CLASS B (2)                                       $    15.36
                                                                     ----------
* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) These money market funds are advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan      $ 130,242
      Payable upon return of securities on loan     $(130,242)

ADR--American Depository Receipt
AMBAC--American Municipal Bond Assurance Company
Cl--Class
CMO--Collateralized Mortgage Obligation
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GMAC--General Motors Acceptance Corporation
STRIPS--Separately Trading of Registered Interest and Principal of Securities


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           REAL ESTATE SECURITES FUND

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--93.2%
REAL ESTATE INVESTMENT TRUSTS--93.2%
HEALTHCARE FACILITIES--6.0%
Health & Retirement Property Trust                        31,500     $      595
Health Care Property Investors                            20,000            775
Health Care REIT                                          24,000            660
National Health Investors                                 19,000            739
                                                                     ----------
                                                                          2,769
                                                                     ----------
HOTELS--12.6%
Colonial Properties Trust                                 30,000            896
Felcor Suite Hotels                                       22,000            903
Hospitality Properties Trust                              27,000            955
Patriot American Hospitality                              35,000          1,116
RFS Hotel Investors                                       37,000            721
Starwood Lodging                                          21,000          1,206
                                                                     ----------
                                                                          5,797
                                                                     ----------
HOUSING CONSTRUCTION--0.4%
Security Capital Group, Cl B*                              5,000            172
                                                                     ----------
OFFICE/INDUSTRIAL--35.4%
Alexandria Real Estate Equities                           30,000            857
Arden Realty Group                                        26,000            816
Bedford Property Investors                                20,000            440
Boston Properties*                                        21,000            689
Cali Realty                                               22,000            916
CarrAmerica Realty                                        31,000            992
Crescent Operating*                                        2,500             50
Crescent Real Estate Equities                             25,000          1,003
Duke Realty Investments                                   42,000            958
Highwoods Properties                                      20,000            707
Liberty Property Trust                                    34,600            932
Prentiss Properties Trust                                 27,000            780
Public Storage                                            26,000            770
Security Capital Industrial Trust                         31,647            738
Shurgard Storage Centers                                  25,200            737
SL Green Realty*                                          25,000            647
Sovran Self Storage                                       25,000            787
Spieker Properties                                        22,000            892
Storage Trust                                             27,600            721
Storage USA                                               21,000            853
Weeks                                                     30,000            983
                                                                     ----------
                                                                         16,268
                                                                     ----------
REAL ESTATE--1.0%
CCA Prison Realty Trust                                   12,000            453
                                                                     ----------
RECREATION--0.7%
Golf Trust of America                                     12,000            324
                                                                     ----------


                     REAL ESTATE SECURITES FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
RESIDENTIAL--19.4%
Apartment Investment & Management                         29,000     $    1,048
Bay Apartment Communities                                 10,000            399
Chateau Communities                                       29,176            861
Equity Residential Properties Trust                       30,250          1,651
Evans Withycombe Residential                              29,800            805
Home Properties of New York                               24,000            624
Merry Land & Investment                                   37,000            816
Mid-America Apartment Communities                         20,000            594
Post Properties                                            7,100            282
Summit Properties                                         44,000            963
Sun Communities                                           24,000            861
                                                                     ----------
                                                                          8,904
                                                                     ----------
RETAIL--17.7%
Bradley Real Estate                                       32,000            672
CBL & Associates Properties                               30,900            801
Developers Diversified Realty                             20,000            800
Excel Realty Trust                                        27,100            850
Federal Realty Investment Trust                           30,000            756
JDN Realty                                                13,000            434
Kimco Realty                                              21,500            748
Macerich                                                  25,000            722
Mid-America Realty Investments                            38,900            413
Simon Debartolo Group                                     42,000          1,386
Taubman Centers                                           36,000            461
Wellsford Real Properties*                                 6,100             98
                                                                     ----------
                                                                          8,141
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $33,637)                                                          42,828
                                                                     ----------
PREFERRED STOCKS--0.6%
Walden Residential Properties                             10,000            256
                                                                     ----------
TOTAL PREFERRED STOCKS
 (Cost $238)                                                                256
                                                                     ----------
WARRANTS--0.0%
Walden Residential Properties*                            10,000             14
                                                                     ----------
TOTAL WARRANTS
 (Cost $12)                                                                  14
                                                                     ----------
RELATED PARTY MONEY MARKET FUNDS--5.5%
First American Government
 Obligations Fund (A)                                    751,255            751
First American Prime Obligations
 Fund (A)                                              1,750,334          1,750
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     REAL ESTATE SECURITES FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
TOTAL RELATED PARTY MONEY MARKET FUNDS
 (Cost $2,501)                                                       $    2,501
                                                                     ----------
TOTAL INVESTMENTS--99.3%
 (Cost $36,388)                                                          45,599
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.7% (B)                                 325
                                                                     ----------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 2,701,235 outstanding shares                                         31,631
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized)
 based on 140,570 outstanding shares                                      1,809
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized)
 based on 223,313 outstanding shares                                      2,875
Accumulated net realized gain on investments                                398
Net unrealized appreciation of investments                                9,211
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $   45,924
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE--
 INSTITUTIONAL CLASS                                                 $    14.99
                                                                     ----------
NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS A                                     $    14.97

MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.71
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    15.68
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE
 PER SHARE--RETAIL CLASS B (2)                                       $    14.86
                                                                     ----------


*     Non-income producing security.

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) These money market funds are advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan  $ 4,027
      Payable upon return of securities on loan  $(4,027)


                               EQUITY INCOME FUND

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--77.9%
AUTOMOTIVE--1.1%
Ford Motor                                                93,400     $    4,226
                                                                     ----------
BANKS--9.3%
Bank of New York                                         120,000          5,760
Barnett Banks                                             65,200          4,613
BB&T                                                      35,000          1,870
CoreStates Financial                                      45,200          2,992
First Union                                               76,000          3,805
Mellon Bank                                               85,000          4,654
National City                                            155,800          9,591
Summit Bancorp                                            52,500          2,333
                                                                     ----------
                                                                         35,618
                                                                     ----------
BEAUTY PRODUCTS--0.9%
Colgate-Palmolive                                         50,000          3,484
                                                                     ----------
CHEMICALS--2.1%
Dexter                                                    45,800          1,835
E.I. du Pont de Nemours                                   98,600          6,070
                                                                     ----------
                                                                          7,905
                                                                     ----------
DRUGS--7.2%
Abbott Laboratories                                       76,400          4,885
American Home Products                                    54,000          3,942
Bristol-Myers Squibb                                      50,000          4,137
Johnson & Johnson                                         75,800          4,368
Pfizer                                                    47,400          2,847
Pharmacia & Upjohn                                        88,000          3,212
Schering Plough                                           86,000          4,429
                                                                     ----------
                                                                         27,820
                                                                     ----------
ELECTRICAL SERVICES--4.4%
Cinergy                                                  141,300          4,725
FPL Group                                                 64,300          3,295
Houston Industries                                        71,200          1,549
Minnesota Power & Light                                   35,900          1,299
Texas Utilities                                          161,900          5,828
                                                                     ----------
                                                                         16,696
                                                                     ----------
FINANCIAL SERVICES--3.1%
American Express                                          88,300          7,230
Beneficial                                                36,000          2,743
FNMA                                                      45,000          2,115
                                                                     ----------
                                                                         12,088
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--5.2%
ConAgra                                                   50,886     $    3,358
PepsiCo                                                  101,000          4,097
Philip Morris                                            180,000          7,481
RJR Nabisco                                               34,300          1,179
Sara Lee                                                  77,700          4,002
                                                                     ----------
                                                                         20,117
                                                                     ----------
GAS/NATURAL GAS--0.6%
Enron                                                     56,700          2,183
                                                                     ----------
HOUSEHOLD PRODUCTS--1.4%
Newell                                                   130,000          5,200
                                                                     ----------
INSURANCE--1.9%
IPC Holdings                                             131,300          3,873
Mid Ocean                                                 55,000          3,486
                                                                     ----------
                                                                          7,359
                                                                     ----------
MACHINERY--2.3%
Emerson Electric                                          75,000          4,322
General Electric                                          68,000          4,628
                                                                     ----------
                                                                          8,950
                                                                     ----------
MARINE TRANSPORTATION--1.7%
Knightsbridge Tankers Limited                            225,000          6,370
                                                                     ----------
MINING--1.0%
Great Northern Iron Ore Properties                        57,700          3,668
                                                                     ----------
MISCELLANEOUS TRANSPORTATION--0.8%
Fleetwood Enterprises                                     87,000          2,920
                                                                     ----------
OIL-DOMESTIC--1.6%
Ashland Oil                                               75,000          4,078
Atlantic Richfield                                        24,000          2,051
                                                                     ----------
                                                                          6,129
                                                                     ----------
OIL-INTERNATIONAL--7.1%
Amoco                                                    101,500          9,782
Exxon                                                    118,000          7,559
Mobil                                                    132,600          9,812
                                                                     ----------
                                                                         27,153
                                                                     ----------
PAPER & PAPER PRODUCTS--0.9%
Weyerhaeuser                                              60,000          3,562
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--0.4%
Occidental Petroleum                                      59,000          1,530
                                                                     ----------


                         EQUITY INCOME FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
PETROLEUM REFINING--2.9%
Lyondell Petrochemical                                   292,168     $    7,651
Royal Dutch Petroleum                                     64,000          3,552
                                                                     ----------
                                                                         11,203
                                                                     ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.5%
Eastman Kodak                                             30,000          1,948
                                                                     ----------
PRINTING & PUBLISHING--1.5%
American Greetings, Cl A                                  82,000          3,024
Moore                                                    142,000          2,698
                                                                     ----------
                                                                          5,722
                                                                     ----------
RAILROADS--2.0%
Burlington Northern Santa Fe                              29,000          2,802
Union Pacific                                             80,000          5,010
                                                                     ----------
                                                                          7,812
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--9.3%
Crescent Real Estate Equity                              137,600          5,521
Healthcare Realty Trust                                  178,400          5,073
Manufactured Home Communities                            176,100          4,579
Meditrust                                                 50,000          2,075
National Golf Properties                                 230,000          7,533
Simon Debartolo Group                                    184,000          6,072
Weeks                                                    144,400          4,729
                                                                     ----------
                                                                         35,582
                                                                     ----------
RETAIL--4.5%
Intimate Brands                                          410,000          9,558
J.C. Penney                                              110,300          6,425
May Department Stores                                     24,800          1,352
                                                                     ----------
                                                                         17,335
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--4.2%
AT&T                                                     193,000          8,552
Deutsche Telecom, ADR                                    275,000          5,242
Sprint                                                    50,000          2,500
                                                                     ----------
                                                                         16,294
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $181,762)                                                        298,874
                                                                     ----------
PREFERRED CONVERTIBLE STOCKS--10.8%
AUTOMOTIVE--2.1%
Ford Motor, Series A, $4.20                               55,300          8,205
                                                                     ----------
BROADCASTING, NEWSPAPERS & ADVERTISING--1.1%
TCI Pacific Communications                                32,000          4,020
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                      SHARES/PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES--1.0%
Houston Industries                                        70,000     $    3,640
                                                                     ----------
FINANCIAL SERVICES--2.4%
Advanta, Cl B                                            123,000          3,813
FirstPlus Financial Group*                               100,000          5,475
                                                                     ----------
                                                                          9,288
                                                                     ----------
INSURANCE--0.9%
Aetna                                                     45,000          3,502
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--2.3%
Airtouch Communications                                  211,500          9,050
                                                                     ----------
COMPUTERS & SERVICES--1.0%
IKON Office Products                                      58,800          3,793
                                                                     ----------
TOTAL PREFERRED CONVERTIBLE STOCKS
 (Cost $36,186)                                                          41,498
                                                                     ----------
CONVERTIBLE BONDS--3.5%
3Com, 14.4665 Shares
  10.250%, 11/01/01 (B)                               $    3,430          5,201
Hometown Buffet, 73.2600 Shares
  7.000%, 12/01/02                                         4,000          4,175
Saks Holdings, 24.0601 Shares
  5.500%, 09/15/06                                         2,400          2,040
Tenet Healthcare, 25.9403 Shares
  6.000%, 12/01/05                                         1,670          2,010
                                                                     ----------
TOTAL CONVERTIBLE BONDS
 (Cost $12,904)                                                          13,426
                                                                     ----------
RELATED PARTY MONEY MARKET FUNDS--7.5%
First American Government
 Obligations Fund (A)                                 12,727,790         12,728
First American Prime
 Obligations Fund (A)                                 16,215,805         16,216
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUNDS
 (Cost $28,944)                                                          28,944
                                                                     ----------
TOTAL INVESTMENTS--99.7%
 (Cost $259,796)                                                        382,742
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.3% (C)                               1,072
                                                                     ----------


                         EQUITY INCOME FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 23,562,347 outstanding shares                                    $  228,575
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 463,864 outstanding shares                                            5,856
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized) based
 on 423,601 outstanding shares                                            5,141
Undistributed net investment income                                         311
Accumulated net realized gain on investments                             20,985
Net unrealized appreciation of investments                              122,946
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  383,814
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $    15.70
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                               $    15.69

MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.74
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    16.43
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE--RETAIL CLASS B (2)                                           $    15.62
                                                                     ----------


*    Non-income producing security.

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) These money market funds are advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(B) Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."This security has been determined to be liquid under guidelines established by the Board of Directors.

(C) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan      $ 57,385
      Payable upon return of securities on loan    $(57,385)

ADR--American Depository Receipt
Cl--Class
FNMA--Federal National Mortgage Association

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                EQUITY INDEX FUND

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--96.9%
AEROSPACE & DEFENSE--0.5%
Lockheed Martin                                           15,227     $    1,624
Raytheon                                                  18,600          1,100
                                                                     ----------
                                                                          2,724
                                                                     ----------
AGRICULTURE--0.1%
Pioneer Hi-Bred International                              6,500            591
                                                                     ----------
AIR TRANSPORTATION--0.5%
AMR*                                                       7,200            797
Delta Air Lines                                            5,800            546
Federal Express*                                           9,000            720
Southwest Airlines                                        11,500            367
U.S. Air Group*                                            6,200            257
                                                                     ----------
                                                                          2,687
                                                                     ----------
AIRCRAFT--1.6%
Allied Signal                                             44,600          1,895
Boeing                                                    78,366          4,266
General Dynamics                                           4,900            427
Northrop                                                   5,300            643
Textron                                                   13,000            845
United Technologies                                       18,700          1,515
                                                                     ----------
                                                                          9,591
                                                                     ----------
APPAREL/TEXTILES--0.2%
Fruit of the Loom, Cl A*                                   6,000            169
Liz Claiborne                                              5,600            308
Reebok International*                                      4,400            214
Russell                                                    2,900             85
Springs Industries, Cl A                                   1,600             84
V.F                                                        5,000            463
                                                                     ----------
                                                                          1,323
                                                                     ----------
AUTOMOTIVE--2.1%
Chrysler                                                  54,200          1,995
Dana                                                       8,100            400
Eaton                                                      6,100            563
Echlin                                                     4,900            172
Fleetwood Enterprises                                      2,800             94
Ford Motor                                                93,800          4,244
General Motors                                            57,500          3,849
Navistar International*                                    5,800            160
Paccar                                                     6,090            341
TRW                                                        9,900            543
                                                                     ----------
                                                                         12,361
                                                                     ----------


                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
BANKS--8.5%
Banc One                                                  45,313     $    2,529
Bank of New York                                          30,500          1,464
BankAmerica                                               55,900          4,098
BankBoston                                                11,600          1,026
Bankers Trust New York                                     7,700            943
Barnett Banks                                             15,700          1,111
Chase Manhattan                                           33,996          4,012
Citicorp                                                  36,500          4,889
Comerica                                                   8,300            655
CoreStates Financial                                      16,300          1,079
Fifth Third Bancorp                                       12,500            817
First Chicago NBD                                         24,664          1,856
First Union                                               45,100          2,258
Fleet Financial Group                                     20,700          1,357
Golden West Financial                                      4,500            404
H.F. Ahmanson                                              7,900            449
Huntington Bancshares                                     12,600            454
J.P. Morgan                                               14,500          1,648
KeyCorp                                                   17,600          1,120
MBNA                                                      26,350          1,067
Mellon Bank                                               20,400          1,117
National City                                             17,400          1,071
NationsBank                                               57,524          3,559
Norwest                                                   29,500          1,807
PNC Bank                                                  25,400          1,240
Republic New York                                          4,300            489
State Street                                              12,800            780
Suntrust Banks                                            17,400          1,182
U.S. Bancorp                                              19,282          1,861
Wachovia                                                  12,700            914
Washington Mutual                                         19,760          1,378
Wells Fargo                                                7,000          1,925
                                                                     ----------
                                                                         50,559
                                                                     ----------
BEAUTY PRODUCTS--1.8%
Alberto-Culver, Cl B                                       4,400            134
Avon Products                                             10,400            645
Colgate-Palmolive                                         23,300          1,624
Ecolab                                                     5,100            248
International Flavors & Fragrances                         8,600            421
Procter & Gamble                                         106,800          7,376
                                                                     ----------
                                                                         10,448
                                                                     ----------
BROADCASTING, NEWSPAPERS & ADVERTISING--0.5%
Clear Channel Communications*                              7,000            454
Comcast, Cl A                                             27,600            711
Interpublic Group                                          9,700            498

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
Tele-Communications, Cl A*                                33,336     $      683
Viacom, Cl B*                                             27,845            881
                                                                     ----------
                                                                          3,227
                                                                     ----------
BUILDING & CONSTRUCTION--0.3%
Centex                                                     2,300            134
Fluor                                                      6,600            354
Foster Wheeler                                             3,200            141
Halliburton                                               19,900          1,035
Kaufman & Broad Home                                       3,100             67
Owens Corning                                              4,200            153
Pulte                                                      1,700             65
                                                                     ----------
                                                                          1,949
                                                                     ----------
CHEMICALS--2.3%
Air Products & Chemicals                                   8,600            713
B.F. Goodrich                                              4,300            195
Dow Chemical                                              18,400          1,669
E.I. du Pont de Nemours                                   89,000          5,479
Eastman Chemical                                           6,175            383
FMC*                                                       2,900            257
Great Lakes Chemical                                       4,700            232
Hercules                                                   7,900            393
Monsanto                                                  46,600          1,817
Morton International                                      11,000            390
Nalco Chemical                                             5,300            212
Praxair                                                   12,400            635
Rohm & Haas                                                4,900            470
Solutia*                                                   9,180            184
Union Carbide                                              9,900            482
W.R. Grace                                                 5,700            420
                                                                     ----------
                                                                         13,931
                                                                     ----------
COMMUNICATIONS EQUIPMENT--1.2%
Andrew*                                                    7,200            189
DSC Communications*                                        9,300            251
Harris                                                     6,200            284
ITT Industries                                             9,300            309
Motorola                                                  46,900          3,371
Northern Telecom                                          20,500          2,131
Scientific-Atlanta                                         6,100            138
Tellabs*                                                  14,200            731
                                                                     ----------
                                                                          7,404
                                                                     ----------
COMPUTERS & SERVICES--4.4%
Apple Computer*                                           10,000            217
Bay Networks*                                             15,700            606
Cabletron Systems*                                        12,300            394


                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
Ceridian*                                                  6,300     $      233
Compaq Computer*                                          57,975          4,334
Data General*                                              3,700             98
Dell Computer*                                            26,400          2,557
Digital Equipment*                                        12,000            520
EMC*                                                      19,400          1,132
Hewlett Packard                                           80,100          5,572
IBM                                                       78,300          8,295
Pitney Bowes                                              11,500            957
Seagate Technology*                                       19,300            697
Silicon Graphics*                                         13,908            365
Tandy                                                      8,560            288
Unisys*                                                   13,800            211
                                                                     ----------
                                                                         26,476
                                                                     ----------
CONSUMER PRODUCTS--0.0%
Stride Rite                                                3,900             53
Tupperware                                                 4,900            138
                                                                     ----------
                                                                            191
                                                                     ----------
CONTAINERS & PACKAGING--0.2%
Ball                                                       2,400             84
Crown Cork & Seal                                         10,100            466
Newell                                                    12,500            500
Owens-Illinois*                                           10,900            370
                                                                     ----------
                                                                          1,420
                                                                     ----------
DRUGS--8.3%
Abbott Laboratories                                       61,000          3,900
Allergan                                                   5,200            188
Alza, Cl A*                                                6,700            194
American Home Products                                    50,800          3,708
Amgen*                                                    20,900          1,002
Bristol-Myers Squibb                                      78,800          6,521
Eli Lilly                                                 43,788          5,274
Johnson & Johnson                                        105,000          6,051
Merck                                                     95,200          9,514
Pfizer                                                   101,800          6,114
Pharmacia & Upjohn                                        40,025          1,461
Schering Plough                                           57,700          2,972
Warner Lambert                                            21,400          2,888
                                                                     ----------
                                                                         49,787
                                                                     ----------
ELECTRICAL SERVICES--2.3%
American Electric Power                                   14,900            678
Baltimore Gas & Electric                                  11,600            322
Carolina Power & Light                                    11,900            428
Central & South West                                      16,700            371
Cinergy                                                   12,473            417

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
Consolidated Edison New York                              18,500     $      629
Dominion Resources of Virginia                            14,500            549
DTE Energy                                                11,400            347
Duke Power                                                28,306          1,399
Edison International                                      32,300            816
Entergy                                                   18,700            487
FPL Group                                                 14,400            738
GPU                                                        9,500            341
Houston Industries                                        21,843            475
Niagara Mohawk Power*                                     11,400            109
Northern States Power                                      5,400            269
Ohio Edison                                               12,000            281
Pacificorp                                                23,300            521
PECO Energy                                               17,500            410
PG&E                                                      34,600            802
PP&L Resources                                            12,900            282
Public Service Enterprise Group                           18,300            471
Southern                                                  53,700          1,212
Texas Utilities                                           18,937            682
Unicom                                                    17,100            400
Union Electric Power                                       8,100            311
                                                                     ----------
                                                                         13,747
                                                                     ----------
ENTERTAINMENT--0.8%
Harrah's Entertainment*                                    8,100            182
King World Productions                                     2,900            125
Mirage Resorts*                                           13,900            419
Walt Disney                                               53,200          4,289
                                                                     ----------
                                                                          5,015
                                                                     ----------
ENVIRONMENTAL SERVICES--0.3%
Browning Ferris Industries                                16,800            639
Waste Management                                          35,753          1,249
                                                                     ----------
                                                                          1,888
                                                                     ----------
FINANCIAL SERVICES--3.2%
American Express                                          37,300          3,054
Beneficial                                                 4,200            320
Charles Schwab                                            20,700            740
Countrywide Credit Industries                              8,200            299
Equifax                                                   11,900            374
FHLMC                                                     54,800          1,932
FNMA                                                      83,700          3,934
Green Tree Financial                                      10,700            503
H & R Block                                                8,200            317
Household International                                    8,400            951
ITT*                                                       9,200            623
Merrill Lynch                                             26,100          1,936
Morgan Stanley, Dean Witter, Discover                     45,147          2,441


                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
Providian Financial*                                       7,400     $      294
Salomon Brothers                                           8,500            639
Transamerica                                               5,223            520
                                                                     ----------
                                                                         18,877
                                                                     ----------
FOOD, BEVERAGE & TOBACCO--7.6%
Adolph Coors, Cl B                                         2,900            110
Anheuser Busch                                            39,100          1,764
Archer Daniels Midland                                    44,181          1,058
Brown Forman, Cl B                                         5,400            268
Campbell Soup                                             36,700          1,798
Coca Cola                                                195,500         11,913
ConAgra                                                   18,800          1,241
CPC International                                         11,300          1,047
Fortune Brands                                            13,600            458
General Mills                                             12,700            876
H.J. Heinz                                                28,950          1,337
Hershey Foods                                             11,300            638
Kellogg                                                   32,800          1,382
PepsiCo                                                  120,800          4,900
Philip Morris                                            191,500          7,959
Quaker Oats                                               10,800            544
Ralston-Ralston Purina Group                               8,400            743
Sara Lee                                                  37,900          1,952
Seagram                                                   29,200          1,029
Unilever                                                  12,600          2,679
UST                                                       14,500            443
Whitman                                                    8,000            218
William Wrigley Jr                                         9,200            693
                                                                     ----------
                                                                         45,050
                                                                     ----------
GAS/NATURAL GAS--0.6%
Coastal                                                    8,300            508
Columbia Gas Systems                                       4,400            308
Consolidated Natural Gas                                   7,500            436
Eastern Enterprises                                        1,600             60
Enron                                                     24,100            928
Nicor                                                      3,900            146
Oneok                                                      2,200             72
Pacific Enterprises                                        6,600            224
Peoples Energy                                             2,800            106
Sonat                                                      6,800            346
Williams                                                  12,450            583
                                                                     ----------
                                                                          3,717
                                                                     ----------
GLASS PRODUCTS--0.1%
Corning                                                   18,100            855
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
HOME APPLIANCES--0.5%
Maytag                                                     7,700     $      263
National Service Industries                                3,600            158
PPG Industries                                            14,200            890
Raychem                                                    3,400            287
Sherwin Williams                                          13,600            400
Snap-On Tools                                              4,850            223
Thomas & Betts                                             4,300            235
Whirlpool                                                  5,900            391
                                                                     ----------
                                                                          2,847
                                                                     ----------
HOTELS & LODGING--0.4%
HFS*                                                      12,500            930
Hilton Hotels                                             19,700            664
Marriott Hotels                                           10,000            711
                                                                     ----------
                                                                          2,305
                                                                     ----------
HOUSEHOLD FURNITURE & FIXTURES--0.1%
Masco                                                     12,700            582
                                                                     ----------
HOUSEHOLD PRODUCTS--0.8%
Clorox                                                     8,100            600
Gillette                                                  43,900          3,789
Stanley Works                                              7,000            301
                                                                     ----------
                                                                          4,690
                                                                     ----------
INSURANCE--4.6%
Aetna                                                     11,890            968
Allstate                                                  34,750          2,793
American General                                          19,067            989
American International Group                              55,537          5,731
Aon                                                       13,100            693
Chubb                                                     13,800            981
Cigna                                                      5,800          1,080
Conseco                                                   14,400            703
General Re                                                 6,400          1,270
Hartford Financial Services Group                          9,300            800
Jefferson-Pilot                                            5,575            440
Lincoln National                                           8,100            564
Loew's                                                     9,100          1,028
Marsh & McLennan                                          13,100          1,004
MBIA                                                       3,400            426
MGIC Investment                                            9,300            533
Progressive                                                5,600            600
Safeco                                                    10,000            530
St. Paul                                                   6,600            538
Sunamerica                                                15,400            603
Torchmark                                                 11,000            432
Travelers                                                 50,582          3,452


                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
United Healthcare                                         14,700     $      735
Unum                                                      11,000            502
USF&G                                                      8,700            200
                                                                     ----------
                                                                         27,595
                                                                     ----------
LEISURE--0.1%
Brunswick                                                  7,800            275
Jostens                                                    3,100             84
                                                                     ----------
                                                                            359
                                                                     ----------
LUMBER & WOOD PRODUCTS--0.0%
Louisiana Pacific                                          8,600            215
                                                                     ----------
MACHINERY--5.2%
Aeroquip-Vickers                                           2,200            108
Applied Materials*                                        14,300          1,362
Baker Hughes                                              13,000            569
Black & Decker                                             7,400            276
Briggs & Stratton                                          2,000             99
Case Equipment                                             5,900            393
Caterpillar                                               29,800          1,607
Cincinnati Milacron                                        3,100             83
Crane                                                      3,600            148
Cummins Engine                                             3,000            234
Deere                                                     20,100          1,080
Dover                                                      8,800            597
Dresser Industries                                        13,900            598
Emerson Electric                                          35,100          2,023
General Electric                                         258,600         17,601
General Signal                                             4,000            173
Harnischfeger Industries                                   3,900            167
Ingersoll Rand                                            12,700            547
McDermott International                                    4,300            157
Nacco Industries, Cl A                                       630             74
Pall                                                      10,000            216
Parker Hannifin                                            8,775            395
Tenneco                                                   13,500            646
Timken                                                     4,900            196
Tyco International                                        21,000          1,723
                                                                     ----------
                                                                         31,072
                                                                     ----------
MEASURING DEVICES--0.4%
Honeywell                                                 10,000            672
Johnson Controls                                           6,600            327
Millipore                                                  3,400            167
Perkin Elmer                                               3,500            256
Tektronix                                                  2,600            175
Thermo Electron*                                          11,800            472
                                                                     ----------
                                                                          2,069
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--1.6%
Bausch & Lomb                                              4,400     $      178
Baxter International                                      21,900          1,144
Becton Dickinson                                           9,600            460
Beverly Enterprises*                                       8,700            151
Biomet                                                     8,800            211
Boston Scientific*                                        15,400            850
C.R. Bard                                                  4,500            153
Columbia/HCA Healthcare                                   52,605          1,512
Guidant                                                   11,600            650
Healthsouth Rehabilitation*                               27,000            721
Humana*                                                   12,800            305
Mallinckrodt                                               5,800            209
Manor Care                                                 5,000            166
Medtronic                                                 37,600          1,767
St. Jude Medical                                           7,250            254
Tenet Healthcare*                                         23,800            693
United States Surgical                                     5,800            169
                                                                     ----------
                                                                          9,593
                                                                     ----------
METALS & MINING--0.1%
Cyprus AMAX Minerals                                       7,350            176
Freeport-McMoran Copper & Gold, Cl B                      15,800            455
                                                                     ----------
                                                                            631
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--4.9%
3Com*                                                     26,200          1,343
Adobe Systems                                              5,600            282
Autodesk                                                   3,800            172
Automatic Data Processing                                 23,100          1,155
Cisco Systems*                                            52,300          3,821
Computer Associates International                         28,625          2,056
Computer Sciences*                                         6,000            424
CUC International*                                        32,175            997
First Data                                                35,400          1,330
Microsoft*                                                94,500         12,504
Novell*                                                   27,300            245
Oracle Systems*                                           77,287          2,816
Parametric Technology*                                    10,100            446
Safety Kleen                                               4,600            110
Shared Medical Systems                                     2,000            106
Sun Microsystems*                                         29,100          1,362
                                                                     ----------
                                                                         29,169
                                                                     ----------
MISCELLANEOUS CONSUMER SERVICES--0.1%
Service International                                     18,900            608
                                                                     ----------
OFFICE PRODUCTS & SUPPLIES--0.1%
Ikon Office Solutions                                     10,400            266
                                                                     ----------


                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
OIL-DOMESTIC--1.0%
Ashland Oil                                                5,900     $      321
Atlantic Richfield                                        25,400          2,170
Kerr-McGee                                                 3,800            261
Louisiana Land & Exploration                               2,700            211
Pennzoil                                                   3,700            295
Phillips Petroleum                                        20,800          1,074
Sun                                                        5,774            253
Unocal                                                    19,700            852
USX-Marathon Group                                        22,700            844
                                                                     ----------
                                                                          6,281
                                                                     ----------
OIL-INTERNATIONAL--4.7%
Amerada Hess                                               7,300            450
Amoco                                                     39,000          3,759
Chevron                                                   51,500          4,284
Exxon                                                    195,800         12,543
Mobil                                                     62,000          4,588
Texaco                                                    41,600          2,556
                                                                     ----------
                                                                         28,180
                                                                     ----------
PAPER & PAPER PRODUCTS--2.0%
Avery Dennison                                             8,200            328
Bemis                                                      4,200            188
Boise Cascade                                              3,800            160
Champion International                                     7,500            457
Fort James                                                14,900            683
Georgia Pacific                                            7,200            751
International Paper                                       23,700          1,305
Kimberly Clark                                            44,100          2,158
Mead                                                       4,100            296
Minnesota Mining & Manufacturing                          32,800          3,034
Potlatch                                                   2,300            116
Stone Container                                            7,800            121
Temple Inland                                              4,400            282
Union Camp                                                 5,500            339
Westvaco                                                   8,000            288
Weyerhaeuser                                              15,600            926
Willamette Industries                                      8,800            337
                                                                     ----------
                                                                         11,769
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--1.1%
Anadarko Petroleum                                         4,700            338
Apache                                                     7,100            304
Burlington Resources                                       9,800            503
Helmerich & Payne                                          2,000            160
Occidental Petroleum                                      26,000            674
Oryx Energy*                                               8,300            211
Rowan*                                                     6,800            242

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
Schlumberger                                              38,900     $    3,275
Union Pacific Resources Group                             20,043            525
Western Atlas*                                             4,200            370
                                                                     ----------
                                                                          6,602
                                                                     ----------
PETROLEUM REFINING--1.6%
Royal Dutch Petroleum                                    169,100          9,385
                                                                     ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.7%
Eastman Kodak                                             25,900          1,682
Polaroid                                                   3,500            179
Xerox                                                     25,500          2,147
                                                                     ----------
                                                                          4,008
                                                                     ----------
PRECIOUS METALS--0.3%
Barrick Gold                                              29,400            728
Battle Mountain Gold                                      18,100            130
Echo Bay Mines                                            11,000             63
Homestake Mining                                          11,600            178
Newmont Mining                                            12,302            553
Placer Dome Group                                         18,900            361
                                                                     ----------
                                                                          2,013
                                                                     ----------
PRINTING & PUBLISHING--1.2%
American Greetings, Cl A                                   5,900            218
Deluxe                                                     6,500            218
Dow Jones                                                  7,500            351
Gannett                                                   11,200          1,209
John H. Harland                                            2,400             55
Knight-Ridder                                              7,200            393
McGraw-Hill                                                7,900            535
Meredith                                                   4,200            139
Moore                                                      6,900            131
New York Times, Cl A                                       7,500            394
R.R. Donnelley & Sons                                     11,500            410
Time Warner                                               44,100          2,390
Times Mirror, Cl A                                         7,500            412
Tribune                                                    9,700            517
                                                                     ----------
                                                                          7,372
                                                                     ----------
PROFESSIONAL SERVICES--0.2%
Cognizant                                                 13,200            538
Dun & Bradstreet                                          13,500            383
EG&G                                                       3,600             74
                                                                     ----------
                                                                            995
                                                                     ----------
RAILROADS--0.7%
Burlington Northern Santa Fe                              12,108          1,170
CSX                                                       17,200          1,006
Norfolk Southern                                           9,900          1,022


                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
Union Pacific                                             19,500     $    1,221
                                                                     ----------
                                                                          4,419
                                                                     ----------
REPAIR SERVICES--0.0%
Ryder System                                               6,000            216
                                                                     ----------
RETAIL--5.2%
Albertson's                                               19,800            691
American Stores                                           21,500            524
Autozone*                                                 11,900            357
Charming Shoppes*                                          8,300             51
Circuit City Stores                                        7,700            310
Costco*                                                   16,600            625
CVS                                                       13,200            751
Darden Restaurants                                        12,100            140
Dayton Hudson                                             17,100          1,025
Dillards Incorporated, Cl A                                9,000            394
Federated Department Stores*                              16,400            707
Gap                                                       21,600          1,081
Giant Food, Cl A                                           4,700            153
Great Atlantic & Pacific Tea                               3,000             95
Harcourt General                                           5,600            278
Hasbro                                                    10,050            283
Home Depot                                                57,399          2,992
J.C. Penney                                               19,500          1,136
Kmart*                                                    38,200            535
Kroger*                                                   20,000            604
Limited                                                   21,392            523
Longs Drug Stores                                          3,100             83
Lowe's                                                    13,600            529
Mattel                                                    22,981            761
May Department Stores                                     18,700          1,019
McDonald's                                                54,400          2,591
Mercantile Stores                                          2,900            183
Nordstrom                                                  6,300            402
Pep Boys-Manny, Moe & Jack                                 4,800            131
Rite Aid                                                   9,700            538
Sears Roebuck                                             30,900          1,759
TJX                                                       12,300            376
Toys `R' Us*                                              22,500            799
Wal-Mart Stores                                          178,600          6,541
Walgreen                                                  38,800            994
Wendy's International                                     10,400            221
Winn Dixie Stores                                         11,700            415
Woolworth*                                                10,600            235
                                                                     ----------
                                                                         30,832
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
RUBBER & PLASTIC--0.6%
Armstrong World Industries                                 3,200     $      215
Cooper Tire & Rubber                                       6,200            165
Goodyear Tire & Rubber                                    12,300            846
Illinois Tool Works                                       19,600            980
Nike, Cl B                                                22,800          1,208
Rubbermaid                                                11,800            302
                                                                     ----------
                                                                          3,716
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--3.0%
Advanced Micro Devices*                                   11,100            361
AMP                                                       17,352            929
Intel                                                    129,100         11,918
LSI Logic*                                                11,200            360
Micron Technology*                                        16,600            576
National Semiconductor*                                   11,100            455
Rockwell International                                    16,800          1,057
Texas Instruments                                         15,100          2,040
                                                                     ----------
                                                                         17,696
                                                                     ----------
SPECIALTY MACHINERY--0.3%
Cooper Industries                                          9,328            504
Westinghouse Electric                                     50,100          1,356
                                                                     ----------
                                                                          1,860
                                                                     ----------
STEEL & STEEL WORKS--0.8%
Alcan Aluminium                                           17,900            622
Allegheny Teledyne                                        13,822            396
Aluminum Company of America                               13,700          1,123
Armco*                                                     8,400             50
Asarco                                                     3,400            109
Bethlehem Steel*                                           8,800             91
Engelhard                                                 11,412            246
Inco                                                      13,100            328
Inland Steel Industries                                    3,900             85
Nucor                                                      6,900            364
Phelps Dodge                                               4,900            380
Reynolds Metals                                            5,800            411
USX-U.S. Steel Group                                       6,700            233
Worthington Industries                                     7,650            155
                                                                     ----------
                                                                          4,593
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--6.7%
Airtouch Communications*                                  39,700          1,407
Alltel                                                    14,700            507
Ameritech                                                 43,300          2,879
AT&T                                                     128,100          5,676
Bell Atlantic                                             61,165          4,920
BellSouth                                                 78,300          3,621


                          EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES/PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Frontier                                                  12,900     $      297
GTE                                                       75,300          3,417
Lucent Technologies                                       50,475          4,107
MCI Communications                                        54,200          1,592
Nextlevel Systems*                                        11,600            194
SBC Communications                                        71,916          4,414
Sprint                                                    33,900          1,695
U.S. West                                                 37,800          1,455
U.S. West Media Group*                                    47,800          1,067
WorldCom*                                                 70,400          2,490
                                                                     ----------
                                                                         39,738
                                                                     ----------
TRANSPORTATION--0.1%
Laidlaw                                                   25,900            387
                                                                     ----------
TRUCKING--0.0%
Caliber System                                             3,100            168
                                                                     ----------
WHOLESALE--0.4%
Cardinal Health                                            8,600            611
Fleming                                                    3,000             55
Genuine Parts                                             14,175            437
Sigma Aldrich                                              7,900            260
SUPERVALU                                                  4,700            184
Sysco                                                     13,800            510
W.W. Grainger                                              4,100            365
                                                                     ----------
                                                                          2,422
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $367,028)                                                        578,471
                                                                     ----------
TREASURY BILL--0.2%
U.S. Treasury Bill
  0.000%, 12/11/97 (A)                                     1,000            990
                                                                     ----------
TOTAL TREASURY BILL
 (Cost $990)                                                                990
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--2.7%
First American Prime
 Obligations Fund (B)                                 16,247,849         16,248
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $16,248)                                                          16,248
                                                                     ----------
TOTAL INVESTMENTS--99.8%
 (Cost $384,266)                                                        595,709
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.2% (C)                               1,259
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          EQUITY INDEX FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 26,863,917 outstanding shares                                    $  336,165
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 769,703 outstanding shares                                           12,031
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized) based
 on 1,148,323 outstanding shares                                         18,946
Undistributed net investment income                                         185
Accumulated net realized gain on investments                             18,246
Net unrealized appreciation of investments and
 open futures contracts                                                 211,395
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  596,968
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $    20.74
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                               $    20.76

MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.98
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    21.74
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE--RETAIL CLASS B (2)                                           $    20.67
                                                                     ----------


* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) Security has been deposited as initial margin on open futures contracts.

(B) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(C) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan  $ 207,420
      Payable upon return of securities on loan  $(207,420)

Cl--Class
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
MBIA--Municipal Bond Insurance Association


                                   STOCK FUND

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--88.7%
AEROSPACE & DEFENSE--1.4%
Raytheon                                                 291,000     $   17,205
                                                                     ----------
APPAREL/TEXTILES--1.3%
Fruit of the Loom, Cl A*                                 554,900         15,607
                                                                     ----------
AUTOMOTIVE--2.0%
General Motors                                           364,100         24,372
                                                                     ----------
BANKS--7.2%
BankBoston                                               319,000         28,212
Chase Manhattan                                          252,700         29,819
Citicorp                                                 213,600         28,609
                                                                     ----------
                                                                         86,640
                                                                     ----------
CHEMICALS--4.2%
PPG Industries                                           415,900         26,072
W.R. Grace                                               328,400         24,178
                                                                     ----------
                                                                         50,250
                                                                     ----------
COMMUNICATIONS EQUIPMENT--2.4%
Nokia, ADR                                               311,200         29,194
                                                                     ----------
COMPUTER COMMUNICATIONS EQUIPMENT--3.3%
General Motors, Cl H                                     176,400         11,664
3Com*                                                    556,550         28,523
                                                                     ----------
                                                                         40,187
                                                                     ----------
COMPUTERS & SERVICES--3.7%
IBM                                                      279,500         29,609
Seagate Technology*                                      397,200         14,349
                                                                     ----------
                                                                         43,958
                                                                     ----------
COMPUTER SOFTWARE--1.3%
Computer Associates International                        217,400         15,612
                                                                     ----------
CONTAINERS & PACKAGING--2.9%
Ball                                                     489,200         17,030
Bemis                                                    399,900         17,895
                                                                     ----------
                                                                         34,925
                                                                     ----------
DRUGS--5.6%
American Home Products                                   361,500         26,389
Bristol-Myers Squibb                                     223,200         18,470
Pharmacia & Upjohn                                       611,800         22,331
                                                                     ----------
                                                                         67,190
                                                                     ----------
FINANCIAL SERVICES--2.4%
American Express                                         148,700         12,175
Household International                                  144,300         16,333
                                                                     ----------
                                                                         28,508
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--6.3%
ConAgra                                                  420,400     $   27,746
Dole Food                                                374,100         16,905
Sara Lee                                                 597,000         30,745
                                                                     ----------
                                                                         75,396
                                                                     ----------
HOUSEHOLD PRODUCTS--0.5%
Tupperware                                               224,100          6,303
                                                                     ----------
INSURANCE--7.1%
Aetna                                                    228,600         18,617
AMBAC                                                    389,200         15,836
Cigna                                                    100,900         18,793
General Re                                                76,600         15,205
TIG Holdings                                             480,200         16,717
                                                                     ----------
                                                                         85,168
                                                                     ----------
LEISURE--2.2%
Brunswick                                                748,100         26,370
                                                                     ----------
MACHINERY--2.2%
Case Equipment                                           388,200         25,864
                                                                     ----------
MULTI-INDUSTRY--1.0%
Minnesota Mining & Manufacturing                         128,000         11,840
                                                                     ----------
OFFICE PRODUCTS & SUPPLIES--1.9%
IKON Office Solutions                                    883,500         22,584
                                                                     ----------
OIL-INTERNATIONAL--7.8%
Elf Aquitaine, ADR                                       362,700         24,188
Exxon                                                    343,800         22,025
Mobil                                                    268,400         19,862
Texaco                                                   444,000         27,278
                                                                     ----------
                                                                         93,353
                                                                     ----------
PETROLEUM REFINING--2.0%
Royal Dutch Petroleum                                    436,200         24,209
                                                                     ----------
RAILROADS--3.1%
Burlington Northern Santa Fe                             234,500         22,659
Canadian Pacific                                         475,200         14,048
                                                                     ----------
                                                                         36,707
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--4.7%
Duke Realty Investments                                  534,100         12,184
Equity Residential Properties Trust                      349,500         19,070
Simon Debartolo Group                                    754,872         24,911
                                                                     ----------
                                                                         56,165
                                                                     ----------


                             STOCK FUND (CONTINUED)

DESCRIPTION                                     SHARES/PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
RETAIL--3.8%
Sears Roebuck                                            313,700     $   17,861
Toys `R' Us*                                             776,500         27,566
                                                                     ----------
                                                                         45,427
                                                                     ----------
SPECIALTY CONSTRUCTION--2.0%
Masco                                                    524,100         24,010
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--4.9%
Bell Atlantic                                            327,510         26,344
Century Telephone Enterprises                            330,400         14,538
Deutsche Telekom, ADR                                    914,600         17,435
                                                                     ----------
                                                                         58,317
                                                                     ----------
WHOLESALE--1.5%
W.W. Grainger                                            208,400         18,548
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $782,427)                                                      1,063,909
                                                                     ----------
RELATED PARTY MONEY MARKET FUNDS--9.4%
First American Government
 Obligations Fund (A)                                 55,732,766         55,733
First American Prime
 Obligations Fund (A)                                 56,315,398         56,315
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUNDS
 (Cost $112,048)                                                        112,048
                                                                     ----------
REPURCHASE AGREEMENT--2.1%
Merrill Lynch
 5.627%, dated 09/30/97, matures 10/01/97,
 repurchase price $25,557,994 (collateralized
 by U.S. Treasury Notes: total market
 value $26,070,162)                                   $   25,554         25,554
                                                                     ----------
TOTAL REPURCHASE AGREEMENT
 (Cost $25,555)                                                          25,554
                                                                     ----------
TOTAL INVESTMENTS--100.2%
 (Cost $920,030)                                                      1,201,511
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(0.2%) (B)                            (2,449)
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             STOCK FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 38,093,463 outstanding shares                                    $  682,907
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 1,753,223 outstanding shares                                         36,602
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized) based
 on 1,870,800 outstanding shares                                         40,752
Undistributed net investment income                                         245
Accumulated net realized gain on investments                            157,075
Net unrealized appreciation of investments                              281,481
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $1,199,062
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $    28.75
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                               $    28.74

MAXIMUM SALES CHARGE OF 4.50% (1)                                          1.35
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    30.09
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE--RETAIL CLASS B (2)                                           $    28.55
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) These money market funds are advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan      $ 271,318
      Payable upon return of securities on loan     $(271,318)

ADR--American Depository Receipt
AMBAC--American Municipal Bond Assurance Company
Cl--Class


                             DIVERSIFIED GROWTH FUND

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--91.7%
ADVERTISING--2.2%
Cox Communications*                                      247,000     $    6,808
Tele-Communications, Cl A*                               403,988          8,282
                                                                     ----------
                                                                         15,090
                                                                     ----------
AIR TRANSPORTATION--0.2%
Southwest Airlines                                        37,250          1,190
                                                                     ----------
AIRCRAFT--1.3%
Boeing                                                   173,750          9,458
                                                                     ----------
AUTOMOTIVE--2.1%
Ford Motor                                               328,000         14,842
                                                                     ----------
BANKS--10.0%
Bank of New York                                         143,000          6,864
BankAmerica                                              200,000         14,662
Citicorp                                                  81,200         10,876
First American Bank                                      132,850          7,132
Mellon Bank                                              145,800          7,983
Signet Banking                                           276,000         14,973
Washington Mutual                                        108,000          7,533
                                                                     ----------
                                                                         70,023
                                                                     ----------
CHEMICALS--2.2%
E.I. du Pont de Nemours                                  254,000         15,637
                                                                     ----------
COMMUNICATIONS EQUIPMENT--4.3%
ADC Telecommunications*                                   32,000          1,040
Ascend Communications*                                   226,100          7,320
Nokia, ADR                                               230,000         21,577
                                                                     ----------
                                                                         29,937
                                                                     ----------
COMPUTERS & SERVICES--4.2%
3Com*                                                     35,250          1,807
Cisco Systems*                                           275,500         20,129
EMC*                                                      22,800          1,331
Seagate Technology*                                      182,000          6,575
                                                                     ----------
                                                                         29,842
                                                                     ----------
DRUGS--7.3%
Abbott Laboratories                                      224,000         14,322
Bristol-Myers Squibb                                       7,100            588
Eli Lilly                                                  9,300          1,120
Johnson & Johnson                                        242,150         13,954
Merck                                                      8,900            889
Pfizer                                                   303,650         18,238
Schering Plough                                           18,200            937
Watson Pharmaceuticals*                                   19,000          1,135
                                                                     ----------
                                                                         51,183
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES--1.2%
Texas Utilities                                          229,000     $    8,244
                                                                     ----------
ENERGY & POWER--1.0%
Thermo Electron*                                         181,000          7,240
                                                                     ----------
FINANCIAL SERVICES--5.4%
American Express                                         163,400         13,378
FNMA                                                     374,700         17,611
Morgan Stanley, Dean Witter, Discover                    132,550          7,166
                                                                     ----------
                                                                         38,155
                                                                     ----------
FOOD, BEVERAGE & TOBACCO--4.9%
PepsiCo                                                  276,000         11,195
Philip Morris                                            312,000         12,967
Sara Lee                                                 194,000          9,991
                                                                     ----------
                                                                         34,153
                                                                     ----------
GAS/NATURAL GAS--1.5%
Enron                                                    270,000         10,395
                                                                     ----------
GLASS PRODUCTS--1.1%
Corning                                                  160,000          7,560
                                                                     ----------
HOUSEHOLD PRODUCTS--1.8%
Newell                                                   310,000         12,400
                                                                     ----------
INSURANCE--0.9%
United Healthcare                                        128,000          6,400
                                                                     ----------
MACHINERY--3.1%
Case Equipment                                           164,000         10,926
Dresser Industries                                        26,200          1,127
General Electric                                         147,000         10,005
                                                                     ----------
                                                                         22,058
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--5.3%
Biochem Pharmaceuticals*                                 580,000         18,270
Columbia/HCA Healthcare                                  312,000          8,970
Medtronic                                                220,000         10,340
                                                                     ----------
                                                                         37,580
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--5.3%
First Data                                               134,000          5,033
Microsoft*                                                81,800         10,823
Oracle*                                                  443,774         16,170
Sungard Data Systems*                                    227,700          5,522
                                                                     ----------
                                                                         37,548
                                                                     ----------
MISCELLANEOUS CONSUMER SERVICES--1.1%
Accustaff*                                               240,000          7,560
                                                                     ----------


                       DIVERSIFIED GROWTH FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
OIL-INTERNATIONAL--6.1%
Amoco                                                    126,000     $   12,143
Exxon                                                    210,340         13,475
Mobil                                                    234,400         17,346
                                                                     ----------
                                                                         42,964
                                                                     ----------
PAPER & PAPER PRODUCTS--2.2%
Kimberly Clark                                           150,000          7,341
Weyerhaeuser                                             138,500          8,223
                                                                     ----------
                                                                         15,564
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--1.8%
Diamond Offshore Drilling                                 22,500          1,242
Reading & Bates*                                          40,700          1,692
Schlumberger                                             113,200          9,530
                                                                     ----------
                                                                         12,464
                                                                     ----------
RAILROADS--1.2%
Union Pacific                                            139,000          8,705
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--2.9%
National Golf Properties                                 159,000          5,207
Simon Debartolo Group                                    451,260         14,892
                                                                     ----------
                                                                         20,099
                                                                     ----------
RETAIL--4.4%
Autozone*                                                352,000         10,560
Intimate Brands                                          487,000         11,353
McDonald's                                               190,000          9,049
                                                                     ----------
                                                                         30,962
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--2.8%
Intel                                                    213,000         19,663
                                                                     ----------
SERVICES-PREPACKAGED SOFTWARE--1.1%
Peoplesoft*                                              126,000          7,528
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--2.7%
Airtouch Communications*                                 234,600          8,314
L.M. Ericsson Telephone, ADR                             227,200         10,891
                                                                     ----------
                                                                         19,205
                                                                     ----------
WHOLESALE--0.1%
Motorola                                                   9,100            654
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $362,810)                                                        644,303
                                                                     ----------
PREFERRED STOCKS--1.8%
Airtouch Communications                                  284,800         12,657
                                                                     ----------
TOTAL PREFERRED STOCKS
 (Cost $11,640)                                                          12,657
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       DIVERSIFIED GROWTH FUND (CONCLUDED)

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS--3.1%
3Com, 14.4665 Shares
  10.250%, 11/01/01                                   $    7,500     $   11,372
Danka Business, 34.3348 Shares
  6.750%, 04/01/02                                         6,600         10,494
                                                                     ----------
TOTAL CONVERTIBLE BONDS
 (Cost $18,324)                                                          21,866
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--3.2%
First American Prime
 Obligations Fund (A)                                 22,446,987         22,447
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $22,447)                                                          22,447
                                                                     ----------
TOTAL INVESTMENTS--99.8%
 (Cost $415,221)                                                        701,273
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.2% (B)                               1,382
                                                                     ----------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 38,611,657 outstanding shares                                       346,636
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 681,691 outstanding shares                                            8,738
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized) based
 on 543,043 outstanding shares                                            6,943
Undistributed net investment income                                         109
Accumulated net realized gain on investments                             54,177
Net unrealized appreciation of investments                              286,052
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  702,655
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $    17.64
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                               $    17.63

MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.83
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    18.46
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE--RETAIL CLASS B (2)                                           $    17.47
                                                                     ----------


* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan      $ 195,251
      Payable upon return of securities on loan     $(195,251)

ADR--American Depository Receipt
Cl--Class
FNMA--Federal National Mortgage Association


                               SPECIAL EQUITY FUND

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--97.5%
ADVERTISING--1.1%
NextLevel Systems*                                       380,900     $    6,380
                                                                     ----------
APPAREL/TEXTILES--4.1%
Fila Holdings, ADR                                       286,300          8,857
Fruit of the Loom, Cl A*                                 534,500         15,033
                                                                     ----------
                                                                         23,890
                                                                     ----------
APPLIANCES--2.3%
American Standard*                                       324,500         13,021
                                                                     ----------
AUTOMOTIVE--1.5%
Tower Automotive*                                        190,400          8,568
                                                                     ----------
BANKS--2.1%
Washington Mutual                                        171,420         11,956
                                                                     ----------
CHEMICALS--7.9%
Airgas*                                                  571,100          9,673
Borden                                                   589,800          5,382
H.B. Fuller                                              191,100         10,355
Millenium Chemicals                                      390,600          8,593
W.R. Grace                                               161,600         11,898
                                                                     ----------
                                                                         45,901
                                                                     ----------
COMPUTERS & SERVICES--6.5%
Ceridian*                                                238,000          8,806
IKON Office Solutions                                    572,500         14,634
Micron Electronics*                                      810,800         14,189
                                                                     ----------
                                                                         37,629
                                                                     ----------
ELECTRICAL SERVICES--3.1%
DPL                                                      381,600          9,349
PG&E                                                     381,800          8,853
                                                                     ----------
                                                                         18,202
                                                                     ----------
ENTERTAINMENT--1.5%
Grand Casinos*                                           570,500          8,736
                                                                     ----------
ENVIRONMENTAL SERVICES--1.6%
Browning Ferris Industries                               248,300          9,451
                                                                     ----------
FINANCIAL SERVICES--4.1%
Advanta, Cl B                                            401,500         10,941
Firstplus Financial Group*                               229,000         12,853
                                                                     ----------
                                                                         23,794
                                                                     ----------
FOOD, BEVERAGE & TOBACCO--6.1%
Canandaigua Wine, Cl A*                                  238,900         11,258
Dole Food                                                286,100         12,928
International Multifoods                                 376,500         11,177
                                                                     ----------
                                                                         35,363
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
INSURANCE--2.6%
IPC Holdings                                             238,400     $    7,033
Nationwide Financial Services                            286,300          7,981
                                                                     ----------
                                                                         15,014
                                                                     ----------
MACHINERY--2.0%
Black & Decker                                           316,600         11,793
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--3.2%
Integrated Health Services                               305,700         10,222
Trigon Healthcare*                                       324,900          8,062
                                                                     ----------
                                                                         18,284
                                                                     ----------
METALS & MINING--3.3%
IMC Global                                               285,900         10,078
Potash of Saskatchewan                                   114,500          8,988
                                                                     ----------
                                                                         19,066
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--2.3%
Olsten                                                   706,100         13,107
                                                                     ----------
OIL-DOMESTIC--2.2%
USX-Marathon Group                                       342,900         12,752
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--6.6%
Kerr-McGee                                               191,100         13,150
Oryx Energy*                                             476,400         12,118
Santa Fe International                                   286,100         13,304
                                                                     ----------
                                                                         38,572
                                                                     ----------
PETROLEUM REFINING--1.8%
Lyondell Petrochemical                                   400,300         10,483
                                                                     ----------
PRINTING & PUBLISHING--1.9%
American Greetings, Cl A                                 304,300         11,221
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--6.3%
Equity Office Properties Trust                           190,900          6,479
Glimcher Realty Trust                                    381,500          8,751
Simon DeBartolo Group                                    410,300         13,540
Trizec Hahn                                              314,800          8,126
                                                                     ----------
                                                                         36,896
                                                                     ----------
RETAIL--14.2%
Apple South                                              525,000         10,106
Brinker International*                                   935,100         16,656
Darden Restaurants                                       764,600          8,841
Department 56*                                           381,800         11,048
Lone Star Steakhouse & Saloon*                           620,000         12,942
PETsMART*                                              1,050,100         10,895
Saks Holdings*                                           572,400         11,949
                                                                     ----------
                                                                         82,437
                                                                     ----------


                         SPECIAL EQUITY FUND (CONTINUED)

DESCRIPTION                                     SHARES/CONTRACTS     VALUE (000)
--------------------------------------------------------------------------------
RUBBER & PLASTIC--2.4%
Premark International                                    315,400     $   10,093
Tupperware                                               138,200          3,887
                                                                     ----------
                                                                         13,980
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--1.2%
Atmel*                                                   190,900          6,956
                                                                     ----------
SPECIALTY CONSTRUCTION--1.5%
Oakwood Homes                                            314,900          8,935
                                                                     ----------
STEEL & STEEL WORKS--1.9%
Century Aluminum                                         290,000          5,111
J & L Specialty Steel                                    457,200          6,144
                                                                     ----------
                                                                         11,255
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--2.2%
Century Telephone Enterprises                            286,200         12,593
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $451,558)                                                        566,235
                                                                     ----------
OPTIONS--0.9%
Standard & Poors Mid-Cap 400 Index,
 October 350 Put                                           3,000          5,400
                                                                     ----------
TOTAL OPTIONS
 (Cost $5,757)                                                            5,400
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--1.3%
First American Prime
 Obligations Fund (A)                                  7,521,459          7,521
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $7,521)                                                            7,521
                                                                     ----------
TOTAL INVESTMENTS--99.7%
 (Cost $464,836)                                                        579,156
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.3%                                   2,008
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         SPECIAL EQUITY FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 21,036,357 outstanding shares                                    $  353,595
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 1,455,137 outstanding shares                                         26,449
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized) based
 on 1,529,714 outstanding shares                                         29,619
Undistributed net investment income                                         150
Accumulated net realized gain on investments                             57,031
Net unrealized appreciation of investments                              114,320
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  581,164
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $    24.21
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                               $    24.19

MAXIMUM SALES CHARGE OF 4.50% (1)                                          1.14
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    25.33
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE--RETAIL CLASS B (2)                                           $    23.96
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) This money market fund is advised by U.S. Bank National Association who also serve as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

ADR--American Depository Receipt
Cl--Class


                              REGIONAL EQUITY FUND

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS--81.5%
COMMON STOCKS-UNAFFILIATED ISSUERS--78.3%
AUTOMOTIVE--5.2%
Dura Automotive Systems*                                 163,900     $    5,163
Deflecta-Shield*                                         207,900          1,949
Tower Automotive*                                        340,000         15,300
                                                                     ----------
                                                                         22,412
                                                                     ----------
BANKS--7.3%
Community First Bankshares                               350,200         16,985
TCF Financial                                            246,900         14,428
                                                                     ----------
                                                                         31,413
                                                                     ----------
BATTERIES & BATTERY SYSTEMS--0.5%
Bolder Technologies*                                     141,600          1,982
                                                                     ----------
BROADCASTING, NEWSPAPERS & ADVERTISING--0.9%
Lodgenet Entertainment*                                  275,000          3,644
                                                                     ----------
CHEMICALS--1.1%
W.H. Brady                                               149,500          4,672
                                                                     ----------
COMMUNICATIONS EQUIPMENT--3.3%
Communications Systems                                   440,700          9,145
Transcrypt International*                                235,000          5,111
                                                                     ----------
                                                                         14,256
                                                                     ----------
COMPUTERS & SERVICES--3.2%
Digi International*                                      331,300          4,721
Valmont Industries                                       427,200          9,105
                                                                     ----------
                                                                         13,826
                                                                     ----------
DRUGS--1.9%
Lifecore Biomedical*                                     459,500          8,271
                                                                     ----------
ENTERTAINMENT--1.0%
Grand Casinos*                                           290,000          4,441
                                                                     ----------
FOOD, BEVERAGE & TOBACCO--3.3%
International Multifoods                                 207,900          6,172
Michael Foods                                            302,600          7,754
                                                                     ----------
                                                                         13,926
                                                                     ----------
GAS/NATURAL GAS--1.9%
Western Gas Resources                                    379,800          8,237
                                                                     ----------
INSURANCE--3.7%
Amerin*                                                  350,100         10,065
ARM Financial Group                                       27,500            655
MMI                                                      187,300          4,940
                                                                     ----------
                                                                         15,660
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
MACHINERY--15.8%
Alliant Techsystems*                                      81,200     $    5,232
Applied Power                                            230,300         14,495
Baker Hughes                                             121,012          5,294
BMC Industries                                           187,100          5,952
Check Technology*                                        147,500            719
Donaldson                                                241,100         11,573
Idex                                                     218,100          7,497
Pentair                                                  250,000          9,219
SPX                                                      130,000          7,621
                                                                     ----------
                                                                         67,602
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--3.4%
Angeion*                                                 368,500          1,889
ATS Medical*                                             193,750          1,138
CNS*                                                     279,000          2,337
Orphan Medical*                                          242,000          1,755
Dynamic Healthcare Technologies*                         291,100          1,583
Empi*                                                    246,700          5,921
                                                                     ----------
                                                                         14,623
                                                                     ----------
METALS & MINING--3.2%
Titanium Metals*                                         150,000          5,587
Varlen                                                   204,600          8,082
                                                                     ----------
                                                                         13,669
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--5.6%
ACX Technologies*                                        164,100          4,369
MAPICS*                                                  256,200          3,331
National Computer Systems                                453,000         16,025
Summit Medical Systems*                                  197,700            457
                                                                     ----------
                                                                         24,182
                                                                     ----------
MISCELLANEOUS CONSUMER SERVICES--2.4%
Appliance Recycling Centers of America*                   44,975            129
Regis                                                    394,400          9,959
                                                                     ----------
                                                                         10,088
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--0.8%
St. Mary Land & Exploration                               77,200          3,503
                                                                     ----------
PRINTING & PUBLISHING--3.0%
Merrill                                                  281,000         12,926
                                                                     ----------
REAL ESTATE--0.2%
LaSalle Partners*                                         25,000            875
                                                                     ----------


                        REGIONAL EQUITY FUND (CONTINUED)

DESCRIPTION                                      SHARES/PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
RETAIL--6.0%
Buffets*                                                 440,700     $    4,765
Department 56*                                           316,100          9,147
Fingerhut                                                520,900         11,720
                                                                     ----------
                                                                         25,632
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--1.6%
Hutchinson Technology*                                   198,400          6,659
                                                                     ----------
WHOLESALE--3.0%
A.M. Castle                                              173,450          4,510
Ballantyne of Omaha*                                     298,500          5,746
Hawkins Chemical                                         263,105          2,565
                                                                     ----------
                                                                         12,821
                                                                     ----------
TOTAL COMMON STOCKS-UNAFFILIATED ISSUERS
 (Cost $208,714)                                                        335,320
                                                                     ----------
REPURCHASE AGREEMENT--3.2%
Merrill Lynch
 5.627%, dated 09/30/97, matures 10/01/97,
 repurchase price $13,910,545 (collateralized
 by U.S. Treasury Notes: total market
 value $14,189,684)                                   $   13,908         13,908
                                                                     ----------
TOTAL REPURCHASE AGREEMENT
 (Cost $13,908)                                                          13,908
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
 (Cost $222,622)                                                        349,228
                                                                     ----------
RELATED PARTY MONEY MARKET FUNDS--8.5%
First American Government
 Obligations Fund (A)                                 18,090,356         18,090
First American Prime
 Obligations Fund (A)                                 18,101,198         18,101
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUNDS
 (Cost $36,191)                                                          36,191
                                                                     ----------
INVESTMENTS IN COMMON STOCK OF AFFILIATES--11.3%
Aetrium* (B)                                             686,000         17,064
Alternate Postal Delivery* (B)                           236,500            473
Mosaix* (B)                                              604,800          6,464
Norstan* (B)                                             536,300         11,530
Onelink Communications* (B)                              328,900            432
Premis* (B)                                              152,200            333
Rehabilicare* (B)                                        259,300            972
Sport-Haley* (B)                                         298,000          4,470
TSI (B)                                                  715,200          6,705
                                                                     ----------
TOTAL INVESTMENTS IN COMMON STOCK OF AFFILIATES
 (Cost $29,713)                                                          48,443
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        REGIONAL EQUITY FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.3%
 (Cost $288,526)                                                     $  433,862
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(1.3%)(C)                             (5,495)
                                                                     ----------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based on
 15,153,019  outstanding shares                                         214,710
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based on
 1,629,280 outstanding shares                                            24,116
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized) based on
 1,746,718 outstanding shares                                            28,968
Accumulated net realized gain on investments                             15,237
Net unrealized appreciation of investments                              145,336
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  428,367
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $    23.16
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                               $    23.12

MAXIMUM SALES CHARGE OF 4.50% (1)                                          1.09
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    24.21
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE--RETAIL CLASS B (2)                                           $    22.72
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) These money market funds are advised by U.S. Bank National Association who also serve as Adviser for the Fund. See the Notes to the Financial Statements for additional information.

(B) Investments represent five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940 at or during the period ended September 30, 1997.

(C) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan  $ 62,639
      Payable upon return of securities on loan  $(62,639)


The activity for investments in Common Stock of Affiliates is as follows:

                      Shares at  Shares at                         Realized
Description           09/30/96    09/30/97  Difference  Dividends  Gains/Losses
-----------           ---------  ---------  ----------  ---------  ------------
Aequitrion
  Medical/
  Nellcor              453,900         --    (453,900)   $   --     $2,892,542
Aetrium                700,400    686,000     (14,400)       --         73,808
Alternate Postal
  Delivery             241,500    236,500      (5,000)       --        (12,500)
Appliance
  Recycling
  Centers              265,400    44,975+    (220,425)       --       (497,245)
Audio King             280,200        --     (280,200)       --       (419,407)
Dura Automotive
  Systems              130,100    163,900+     33,800        --         22,983
Onelink
  Communications/
  Marketlink           411,800    328,900     (82,900)       --       (152,266)
Mosaix/
  Digital Systems      424,500    604,800     180,300        --         25,400
Norstan                547,600    536,300     (11,300)       --         94,638
Premis                 107,800    152,200      44,400        --        (69,727)
Rehabilicare           424,500    259,300    (165,200)       --        102,744
Sport Haley            278,700    298,000      19,300        --         26,363
TSI                    730,200    715,200     (15,000)    71,895        93,750
                     ---------  ---------    ----------- --------    ----------
                     4,996,600  4,026,075    (970,525)   $71,895    $2,181,083

+ At September 30, 1997, these securities were not considered common stock of affiliates.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              EMERGING GROWTH FUND

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--93.7%
AEROSPACE & DEFENSE--3.4%
Remec*                                                    67,500     $    2,464
Tracor*                                                   96,000          2,952
                                                                     ----------
                                                                          5,416
                                                                     ----------
AIRCRAFT--2.2%
BE Aerospace*                                             94,000          3,384
                                                                     ----------
APPAREL/TEXTILES--1.3%
Culp                                                      29,000            602
Hirsch International, Cl A*                               77,000          1,362
                                                                     ----------
                                                                          1,964
                                                                     ----------
AUTOMOTIVE--2.1%
Tower Automotive*                                         78,000          3,510
                                                                     ----------
BANKS--1.4%
Bank United, Cl A                                          3,000            133
Bay View Capital                                          77,000          2,108
                                                                     ----------
                                                                          2,241
                                                                     ----------
BATTERIES & BATTERY SYSTEMS--1.0%
Bolder Technologies*                                     115,000          1,610
                                                                     ----------
BROADCASTING, NEWSPAPERS & ADVERTISING--2.9%
Getty Communications, ADR*                               105,000          1,942
NTL*                                                      69,200          1,825
Pricellular, Cl A*                                        81,444            809
                                                                     ----------
                                                                          4,576
                                                                     ----------
BUILDING & CONSTRUCTION--0.4%
Crossman Communities*                                     30,000            679
                                                                     ----------
CHEMICALS--1.6%
Cambrex                                                   55,500          2,588
                                                                     ----------
COMMUNICATIONS EQUIPMENT--5.8%
Checkpoint Systems*                                       90,000          1,316
Communications Systems                                    90,000          1,867
CTC Communications*                                      100,000            812
Harmonic Lite*                                            63,000          1,032
Medialink Worldwide*                                     160,000          2,580
Ultrak*                                                  130,000          1,592
                                                                     ----------
                                                                          9,199
                                                                     ----------
COMPUTERS & SERVICES--4.5%
Accent Color Sciences*                                   142,000            790
Apex PC Solutions*                                        65,000          2,462
HCIA*                                                     20,000            270
HMT Technology*                                           95,000          1,490
Imnet Systems*                                            53,200          1,430


                        EMERGING GROWTH FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
Mackie Designs*                                           65,000     $      617
                                                                     ----------
                                                                          7,059
                                                                     ----------
DRUGS--0.8%
Idexx Laboratories*                                       75,000          1,256
                                                                     ----------
ENERGY & POWER--1.3%
Calenergy*                                                60,000          1,995
                                                                     ----------
FOOD, BEVERAGE & TOBACCO--1.3%
Consolidated Cigar Holdings*                              50,000          2,044
                                                                     ----------
HOME APPLIANCES--0.2%
Molten Metal Technology*                                  42,000            231
                                                                     ----------
INSURANCE--7.3%
Amerin*                                                  119,000          3,421
ARM Financial Group                                       12,300            293
Healthcare Recoveries*                                    80,000          1,800
Meadowbrook Insurance Group                               16,300            394
United Payors & United Providers*                        100,000          1,725
Vesta Insurance Group                                     67,000          3,819
                                                                     ----------
                                                                         11,452
                                                                     ----------
LEASING & RENTING--1.3%
Renters Choice*                                           90,000          2,045
                                                                     ----------
LEISURE--0.8%
T-HQ*                                                    100,000          1,194
                                                                     ----------
MACHINERY--1.8%
Electric Fuel*                                            70,500            639
Shaw Group*                                               99,500          2,183
                                                                     ----------
                                                                          2,822
                                                                     ----------
MEASURING DEVICES--1.0%
Cyberonics*                                              100,000          1,612
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--8.8%
ATS Medical*                                             160,900            945
Cardima*                                                  85,000            494
Closure Medical*                                          70,000          2,415
Conceptus*                                               110,300            779
Heska*                                                   154,000          2,194
Medical Alliance*                                         76,000            304
Nitinol Medical Technologies*                            134,000          1,909
Qiagen*                                                   45,000          2,092
Quorum Health Group*                                     112,500          2,749
                                                                     ----------
                                                                         13,881
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
METALWORKING, MACHINERY, & EQUIPMENT--1.7%
Greenfield Industries                                     70,000     $    2,012
Wolverine Tube*                                           20,000            627
                                                                     ----------
                                                                          2,639
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--11.9%
BA Merchant Services*                                     28,500            527
CCC Information Services Group*                           60,000          1,275
Crystal Systems Solutions*                                60,000          1,605
Dynamic Healthcare Technologies*                         150,000            816
Engineering Animation*                                    16,000            610
Harbinger*                                                20,000            728
J.D. Edwards & Company*                                   10,400            348
Keane*                                                    65,000          2,064
ONTRACK Data International*                               75,000          1,744
Pegasystems*                                              30,000            911
QAD*                                                      25,000            466
QuadraMed*                                               133,000          2,294
RWD Technologies*                                         25,000            575
Spatial Technology*                                       94,200            224
Staffmark*                                               120,000          4,575
                                                                     ----------
                                                                         18,762
                                                                     ----------
MISCELLANEOUS MANUFACTURING--0.5%
Special Metals*                                           40,000            750
                                                                     ----------
OIL-DOMESTIC--3.9%
Cairn Energy USA*                                        175,000          2,428
Petroleum Geo Services, ADR*                              55,000          3,719
                                                                     ----------
                                                                          6,147
                                                                     ----------
PETROLEUM & FUEL PRODUCTS--2.5%
Global Industries*                                        75,000          2,991
Hanover Compressor*                                       41,000          1,005
                                                                     ----------
                                                                          3,996
                                                                     ----------
PROFESSIONAL SERVICES--0.6%
Firearms Training Systems*                                75,000            469
Precision Response*                                       70,000            543
                                                                     ----------
                                                                          1,012
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--1.5%
Alexandria Real Estate Equities                           54,600          1,560
Golf Trust of America                                     32,000            864
                                                                     ----------
                                                                          2,424
                                                                     ----------
RETAIL--8.9%
BAB Holdings*                                            175,000            372
Bombay*                                                  150,000          1,153
Buffets*                                                 146,250          1,581


                        EMERGING GROWTH FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
Cooker Restaurant                                        130,000     $    1,357
Eagle Hardware & Garden*                                 170,000          3,347
St. John Knits                                            60,000          2,696
The Dress Barn*                                           80,000          1,920
Tuesday Morning*                                          70,000          1,649
                                                                     ----------
                                                                         14,075
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--2.6%
Advanced Energy Industries*                              100,000          2,831
Aetrium*                                                  54,000          1,343
                                                                     ----------
                                                                          4,174
                                                                     ----------
SERVICES-PREPACKAGED SOFTWARE--4.4%
BTG*                                                     150,000          2,138
Hyperion Software*                                        53,000          1,653
National Instruments*                                     44,000          2,041
Platinum Technology*                                      55,000          1,183
                                                                     ----------
                                                                          7,015
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--2.2%
Brooks Fiber Properties*                                  32,000          1,494
Lightbridge*                                              77,000          1,251
Metro One Telecommunications*                             80,000            730
                                                                     ----------
                                                                          3,475
                                                                     ----------
WATER UTILITIES--0.1%
Waterlink*                                                10,000            188
                                                                     ----------
WHOLESALE--1.7%
H.T.E.*                                                   85,000          1,286
Neuromedical Systems*                                     65,000            333
Scheid Vineyards*                                        100,000          1,113
                                                                     ----------
                                                                          2,732
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $106,121)                                                        148,147
                                                                     ----------
PREFERRED STOCK--0.1%
Network Imaging                                           26,000            198
                                                                     ----------
TOTAL PREFERRED STOCK
 (Cost $526)                                                                198
                                                                     ----------
RELATED PARTY MONEY MARKET FUNDS--6.9%
First American Government
 Obligations Fund (A)                                  3,968,000          3,968
First American Prime
 Obligations Fund (A)                                  6,925,801          6,926
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUNDS
(Cost $10,894)                                                           10,894
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        EMERGING GROWTH FUND (CONCLUDED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
RIGHTS--0.0%
Metrocall                                                 38,011     $     --
                                                                     ----------
TOTAL RIGHTS
 (Cost $0)                                                                 --
                                                                     ----------
TOTAL INVESTMENTS--100.7%
 (Cost $117,541)                                                        159,239
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(0.7%) (B)                            (1,099)
                                                                     ----------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 8,596,681 outstanding shares                                        101,553
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 300,199 outstanding shares                                            3,487
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized) based
 on 73,646 outstanding shares                                               996
Accumulated net investment loss                                              (4)
Accumulated net realized gain on investments                             10,410
Net unrealized appreciation of investments                               41,698
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  158,140
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $    17.64
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                               $    17.55

MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.83
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    18.38
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE--RETAIL CLASS B (2)                                           $    17.15
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) These money market funds are advised by U.S. Bank National Association who also serve as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan      $ 28,028
      Payable upon return of securities on loan     $(28,028)

ADR--American Depository Receipt
Cl--Class


                              MICRO CAP VALUE FUND

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--94.7%
AIR TRANSPORTATION--0.2%
World Airways*                                            74,000     $      592
                                                                     ----------
APPAREL/TEXTILES--1.3%
Hampshire Group Limited*                                  44,100            766
Quaker Fabric*                                            68,300          1,545
Tarrant Apparel Group*                                    61,200            910
                                                                     ----------
                                                                          3,221
                                                                     ----------
BANKS--5.6%
Astoria Financial                                         10,000            503
Eagle Financial                                           35,800          1,432
First Republic Bank*                                      70,000          1,872
ONBANCorp                                                 60,000          3,435
TR Financial                                             100,000          3,187
UST                                                       35,400            903
Webster Financial                                         43,200          2,538
                                                                     ----------
                                                                         13,870
                                                                     ----------
CHEMICALS--1.7%
Cambrex                                                   38,600          1,800
Consep*                                                   32,300             65
CPAC*                                                     74,900            805
Excel Industries                                          75,900          1,513
                                                                     ----------
                                                                          4,183
                                                                     ----------
COMMUNICATIONS EQUIPMENT--1.2%
California Micro Devices*                                 24,200            188
Comdial*                                                 115,500          1,162
Nimbus CD International*                                 129,200          1,486
                                                                     ----------
                                                                          2,836
                                                                     ----------
COMPUTERS & SERVICES--13.6%
Allstar Systems*                                          45,000            298
American Software, Cl A*                                 187,200          2,738
BancTec*                                                  80,000          2,130
Bell & Howell*                                            64,000          2,076
Borland International*                                   185,000          1,873
Cimatron*                                                 69,700            383
Concurrent Computer*                                     146,300            334
Consilium*                                               110,000            481
Dataflex*                                                155,900            507
Fourth Shift*                                            135,700            628
General Scanning*                                         65,000          2,263
Government Technology Services*                           49,600            273
GSE Systems*                                              58,300            226
Kentek Information Systems                                15,000            139
Kronos*                                                   37,300            965

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
Learmonth & Burchett Management
 Systems, ADR*                                            88,400     $      326
MacNeal-Schwendler*                                      101,900          1,261
May & Speh*                                               90,700          1,258
Mentor Graphics*                                          15,600            189
Micrografx*                                              100,000            625
National Computer Systems                                 60,000          2,122
Number Nine Visual Technology*                            40,000            170
Olicom A/S*                                              133,900          3,883
Pioneer-Standard Electronics                              95,400          1,640
Plaintree Systems*                                        27,000            105
Pomeroy Computer Resources*                               90,000          3,848
Triple P N.V.*                                           213,500            454
TRO Learning*                                             80,700            888
TrueVision*                                               42,200            153
Wonderware*                                               50,000            919
Zycad*                                                   318,350            358
                                                                     ----------
                                                                         33,513
                                                                     ----------
CONTAINERS & PACKAGING--0.5%
BWay*                                                     59,400          1,262
                                                                     ----------
ELECTRICAL SERVICES--4.6%
El Paso Electric*                                        126,800            761
TNP Enterprises                                           42,900          1,078
Trigen Energy                                             62,000          1,387
Tucson Electric Power*                                   450,000          8,016
                                                                     ----------
                                                                         11,242
                                                                     ----------
ENVIRONMENTAL SERVICES--0.5%
Envirosource*                                            210,300            539
Heidemij N.V                                              77,200            820
                                                                     ----------
                                                                          1,359
                                                                     ----------
FINANCIAL SERVICES--3.4%
Aames Financial                                           48,200            780
Medallion Financial                                       26,100            568
OMEGA Healthcare Investors                                90,000          3,240
Pacific Crest Capital*                                    10,000            168
Point West Capital*                                       24,500             70
Rockford Industries*                                     106,700          1,120
WFS Financial*                                           116,100          2,525
                                                                     ----------
                                                                          8,471
                                                                     ----------
GAS/NATURAL GAS--0.2%
Midcoast Energy Resources                                 19,100            393
                                                                     ----------
GLASS PRODUCTS--1.0%
Libbey                                                    70,000          2,498
                                                                     ----------


                        MICRO CAP VALUE FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
HAZARDOUS WASTE MANAGEMENT--0.5%
Air & Water Technologies*                                620,600     $    1,280
                                                                     ----------
HOUSEHOLD FURNITURE & FIXTURES--0.6%
Stanley Furniture*                                        58,900          1,576
                                                                     ----------
HOUSEHOLD PRODUCTS--0.8%
Thomas Industries                                         69,800          2,094
                                                                     ----------
HOUSING CONSTRUCTION--1.1%
Continental Homes Holding                                 35,000          1,026
Morgan Products Limited*                                 113,700            760
Simpson Manufacturing*                                    20,000            838
                                                                     ----------
                                                                          2,624
                                                                     ----------
INSURANCE--12.5%
ACMAT, Cl A*                                              52,700          1,014
Amvestors Financial                                       38,500            833
Chandler Insurance*                                       81,925            461
Delphi Financial Group, Cl A*                             39,902          1,713
Enhance Financial Services Group                          70,000          3,833
Farm Family Holdings*                                     29,400            944
Fremont General                                          135,322          6,462
John Alden Financial                                      80,700          2,502
LaSalle Re Holdings                                       45,300          1,591
Orion Capital                                             80,000          3,625
Penn Treaty American*                                    118,550          3,912
Philadelphia Consolidated Holding*                        56,100          2,430
SCPIE Holdings                                            29,900            919
Symons International Group*                               20,600            445
Westbridge Capital*                                       43,300            200
                                                                     ----------
                                                                         30,884
                                                                     ----------
LEASING & RENTING--0.6%
Leasing Solutions*                                        24,500            464
Willis Lease Finance*                                     43,200            999
                                                                     ----------
                                                                          1,463
                                                                     ----------
LUMBER & WOOD PRODUCTS--0.7%
Synthetic Industries*                                     61,700          1,789
                                                                     ----------
MACHINERY--10.9%
Bridgeport Machines*                                     111,500          1,185
Brown & Sharpe Manufacturing, Cl A*                      126,800          1,799
Catalytica*                                              268,800          2,990
Central Sprinkler*                                        12,600            239
Dayton Superior*                                          75,500          1,435
Edelbrock*                                                55,700          1,058

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
Foster (LB), Cl A*                                       165,000     $      897
MagneTek*                                                184,762          4,134
Moog, Cl A*                                              190,000          7,576
Park-Ohio Industries*                                     84,535          1,289
Scotsman Industries                                       30,800            793
Unit Instruments*                                        112,620          1,366
Walbro                                                    94,500          2,067
                                                                     ----------
                                                                         26,828
                                                                     ----------
MARINE TRANSPORTATION--1.3%
Anangel American Shipholdings, ADR*                       85,000            999
Nordic American Tanker Shipping*                         112,900          2,117
                                                                     ----------
                                                                          3,116
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--2.4%
Cholestech*                                              141,500          1,521
Diagnostic Health Services*                              121,400          1,836
PolyMedica*                                               79,000          1,067
Spacelabs Medical*                                        65,000          1,422
Unison HealthCare*                                        56,500            152
                                                                     ----------
                                                                          5,998
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--1.6%
Coinmach Laundry*                                         56,400          1,389
InteliData Technologies*                                  81,600            245
PMT Services*                                             94,100          1,459
Sapiens International*                                   100,000            925
                                                                     ----------
                                                                          4,018
                                                                     ----------
MISCELLANEOUS CONSUMER SERVICES--0.4%
Regis                                                     41,300          1,043
                                                                     ----------
MISCELLANEOUS MANUFACTURING--3.6%
AFC Cable Systems*                                        72,600          2,577
Centex Construction Products                              23,900            708
FEI*                                                      43,800            909
FiberMark*                                                42,150            877
Matthews International, Cl A                              35,400          1,407
Superior TeleCom*                                         32,000          1,260
Tredegar Industries                                       15,000          1,054
                                                                     ----------
                                                                          8,792
                                                                     ----------
MOTORCYCLES, BICYCLES & PARTS--0.7%
Cannondale*                                               32,000            720
Huffy                                                     57,800            954
                                                                     ----------
                                                                          1,674
                                                                     ----------
OFFICE FURNITURE & FIXTURES--0.5%
Shelby Williams Industries                                62,800          1,244
                                                                     ----------


                        MICRO CAP VALUE FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--1.3%
Cairn Energy USA*                                         56,800     $      788
Forest Oil*                                               77,620          1,417
Titan Exploration*                                        85,400          1,025
                                                                     ----------
                                                                          3,230
                                                                     ----------
PETROLEUM REFINING--0.6%
Abacan Resource*                                         213,700            668
Hugoton Energy*                                           61,900            720
                                                                     ----------
                                                                          1,388
                                                                     ----------
PRINTING & PUBLISHING--1.0%
Devon Group*                                              61,400          2,517
                                                                     ----------
PROFESSIONAL SERVICES--2.4%
Borg Warner Security*                                    210,000          4,095
Complete Management*                                      75,800          1,435
Guy F. Atkinson*                                          76,100            257
Total Containment*                                        60,455            151
                                                                     ----------
                                                                          5,938
                                                                     ----------
REAL ESTATE--2.6%
Chelsea GCA Realty                                        27,100          1,131
Highwoods Properties                                      24,200            856
Lexington Corporate Properties                            53,000            828
RFS Hotel Investors                                       33,200            647
Shurgard Storage Centers                                  65,100          1,904
Walden Residential Properties                             34,000            859
Winston Hotels                                            12,900            173
                                                                     ----------
                                                                          6,398
                                                                     ----------
RETAIL--5.3%
Acorn Products*                                           11,500            184
Apple South                                              114,950          2,213
Bacou USA*                                                43,000            753
Cross (A.T.), Cl A                                        54,800            531
Deckers Outdoor*                                          55,100            430
Drug Emporium*                                           331,600          1,451
Finish Line, Cl A*                                        24,100            456
Finlay Enterprises*                                       55,900          1,076
Friedman's, Cl A*                                         56,900            960
Genovese Drug Stores, Cl A                                60,000          1,103
K-Swiss, Cl A                                             38,200            649
Marks Bros. Jewelers*                                     28,400            398
Moovies*                                                  69,500            169
Piercing Pagoda*                                          39,100          1,241
Sound Advice*                                             87,300            196
Strouds*                                                  66,900            205
Topps*                                                   180,000            551

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
Video Update, Cl A*                                      123,000     $      454
West Coast Entertainment*                                 49,300             86
                                                                     ----------
                                                                         13,106
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--3.7%
Applied Magnetics*                                       210,000          6,615
Continental Circuits*                                     31,700            598
IEC Electronics*                                          13,300            261
Planar Systems*                                           91,100          1,031
Praegitzer Industries*                                    47,200            655
                                                                     ----------
                                                                          9,160
                                                                     ----------
STEEL & STEEL WORKS--1.9%
Commercial Metals                                         31,300          1,000
Kentucky Electric Steel*                                  60,000            420
Northwest Pipe*                                          100,100          2,703
Republic Engineered Steels*                              238,700            477
                                                                     ----------
                                                                          4,600
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--0.1%
Netrix*                                                   74,300            139
                                                                     ----------
TESTING LABORATORIES--0.4%
Roberts Pharmaceutical*                                   99,700          1,084
                                                                     ----------
TRANSPORTATION--0.1%
B&H Ocean Carriers Limited*                               41,600            161
                                                                     ----------
TRUCKING--2.3%
Budget Group, Cl A*                                       95,000          3,135
Suiza Foods*                                              36,800          1,895
Supreme Industries*                                       66,297            613
                                                                     ----------
                                                                          5,643
                                                                     ----------
WHOLESALE--1.0%
Bonded Motors*                                            42,500            367
Performance Food Group*                                   50,700          1,293
Rykoff-Sexton                                             33,000            854
                                                                     ----------
                                                                          2,514
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $147,136)                                                        233,741
                                                                     ----------
WARRANTS--0.3%
CHEMICALS--0.3%
Catalytica*                                               89,600            610
                                                                     ----------
TOTAL WARRANTS
 (Cost $0)                                                                  610
                                                                     ----------

                        MICRO CAP VALUE FUND (CONTINUED)

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS--2.2%
Aames Financial, 53.5619 Shares
  5.500%, 03/15/06                                    $      200     $      201
Air & Water Technology, 33.3300 Shares
  8.000%, 05/15/15                                           589            468
Complete Management, 62.5000 Shares
  8.000%, 12/15/03                                           300            358
Complete Management, 71.4286 Shares
  8.000%, 08/15/03                                           590            794
Drug Emporium, 65.1466 Shares
  7.750%, 10/01/14                                           921            822
Leasing Solutions, 28.6533 Shares
  6.875%, 10/01/03                                           250            223
MacNeal-Schwendler, 66.0066 Shares
  7.875%, 08/18/04                                           630            659
MagneTek, 62.5000 Shares
  8.000%, 09/15/01                                           120            168
Maxxim Medical, 55.5555 Shares
  6.750%, 03/01/03                                           155            223
Recognition Equipment, 35.2236 Shares
  7.250%, 04/15/11                                           700            753
Titan, 285.7143 Shares
  8.250%, 11/01/03                                           360            729
                                                                     ----------
TOTAL CONVERTIBLE BONDS
 (Cost $4,181)                                                            5,398
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--3.1%
First American Prime
 Obligations Fund (A)                                  7,762,633          7,763
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $7,763)                                                            7,763
                                                                     ----------
TOTAL INVESTMENTS--100.3%
 (Cost $159,080)                                                        247,512
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(0.3%)                                  (817)
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        MICRO CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 22,511,045 outstanding shares                                    $  146,759
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 4,026 outstanding shares                                                 41
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized) based
 on 4,550 outstanding shares                                                 49
Accumulated net realized gain on investments                             11,414
Net unrealized appreciation of investments                               88,432
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  246,695
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $    10.95
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                               $    10.96

MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.52
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    11.48
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE PER SHARE--
 RETAIL CLASS B (2)                                                  $    10.95
                                                                     ----------
* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

ADR--American Depository Receipt
Cl--Class

                               INTERNATIONAL FUND

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--87.5%
BRAZIL--0.4%
Telebras ADR                                               6,300     $      811
                                                                     ----------
CANADA--2.3%
Canadian Imperial Bank                                    25,300            729
Canadian National Railway                                 20,600          1,071
Northern Telecom                                          21,000          2,187
Royal Bank of Canada                                      24,100          1,184
                                                                     ----------
                                                                          5,171
                                                                     ----------
DENMARK--0.2%
Novo Nordisk, Cl B                                         4,100            458
                                                                     ----------
FINLAND--0.9%
Nokia, ADR                                                 5,800            544
Pohjola Vakuutusosakeyhtio BF                             39,400          1,409
                                                                     ----------
                                                                          1,953
                                                                     ----------
FRANCE--10.2%
Cap Gemini Sogeti                                         38,600          2,507
Elf Aquitaine                                             58,000          7,749
L'Oreal                                                    6,160          2,468
Promodes                                                   4,000          1,563
Rhone Poulenc, Cl A                                       62,000          2,468
Schneider                                                  7,400            467
SGS Thomson Microelectronics*                             19,400          1,829
Total Compaigne, Cl B                                     33,500          3,837
Valeo                                                      6,400            421
                                                                     ----------
                                                                         23,309
                                                                     ----------
GERMANY--9.8%
Adidas                                                    34,800          4,530
Allianz                                                    9,200          2,226
Bayer                                                     13,300            529
Bayerisch Moteren Werke                                      900            765
Commerzbank                                               31,600          1,140
Daimler Benz                                              22,000          1,818
Deutsche Bank                                             48,600          3,412
Dresdner Bank                                             12,500            574
Mannesmann                                                 5,800          2,758
Schering                                                  18,500          1,941
SGL Carbon                                                 3,700            540
Siemens                                                   14,600            985
Volkswagen                                                 1,500          1,041
                                                                     ----------
                                                                         22,259
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
HONG KONG--2.9%
Cheung Kong Holdings                                     278,000     $    3,126
HSBC Holdings                                            102,800          3,441
                                                                     ----------
                                                                          6,567
                                                                     ----------
IRELAND--1.4%
Elan, ADR*                                                64,400          3,224
                                                                     ----------
ISRAEL--0.4%
ECI Telecommunications                                    26,900            871
                                                                     ----------
ITALY--2.8%
Credito Italiano                                         522,000          1,410
Parmalat Finanziaria                                     549,000            942
Pirelli                                                  200,000            586
Telecom Italia                                            99,000            660
Telecom Italia Mobile                                    600,000          2,382
Telecom Italia Rinascente                                116,000            451
                                                                     ----------
                                                                          6,431
                                                                     ----------
JAPAN--16.2%
Advantest                                                 12,800          1,263
Bridgestone                                               40,000            962
Canon                                                    130,000          3,804
Fuji Photo Film                                           38,000          1,569
Fujitsu                                                  179,000          2,241
Hirose Electric                                            7,000            516
Matsushita Communications                                 63,000          2,011
Murata Manufacturing                                      21,000            909
Nikon                                                    130,000          2,048
Ricoh                                                     62,000            930
Rohm Company                                              16,000          1,883
Sankyo                                                   126,000          4,366
Sony                                                      57,300          5,415
Takeda Chemical                                          151,000          4,531
TDK                                                       13,000          1,164
Tokyo Electronics                                         52,000          3,177
                                                                     ----------
                                                                         36,789
                                                                     ----------
MEXICO--1.6%
Grupo Elektra                                             80,000          1,293
Grupo Imsa                                                15,000            455
Grupo Posadas, Cl A*                                     825,000            597
Telefonos de Mexico, ADR                                  26,000          1,345
                                                                     ----------
                                                                          3,690
                                                                     ----------
NETHERLANDS--13.3%
ABN-Amro Holding                                          63,200          1,281
Aegon                                                     11,500            922
Ahold                                                     19,900            538


                         INTERNATIONAL FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
AMEV                                                      14,000     $      585
ASM Lithography Holdings*                                 55,700          5,500
Baan, ADR*                                                65,000          4,615
Getronics                                                 40,000          1,253
Ing Groep                                                105,000          4,825
Nutricia Vernide Bedrijven                                19,000            571
Royal Dutch Petroleum                                    112,000          6,273
Unilever                                                   9,100          1,944
VNU                                                       41,800            971
Wolters Kluwer                                             7,500          1,012
                                                                     ----------
                                                                         30,290
                                                                     ----------
SPAIN--0.8%
Banco Popular                                              8,000            515
Telefonica de Espana                                      43,600          1,371
                                                                     ----------
                                                                          1,886
                                                                     ----------
SWEDEN--6.7%
Asea AB, Cl B                                            259,600          3,659
Atlas Copco, Cl B                                         57,100          1,941
Electrolux, Cl B                                          14,000          1,094
Ericsson Telephone, ADR                                  170,000          8,149
Securitas, Cl B                                           16,100            383
                                                                     ----------
                                                                         15,226
                                                                     ----------
SWITZERLAND--7.8%
Adecco                                                     7,750          3,120
CS Holdings, Registered*                                  21,500          2,908
Nestle, Registered                                         1,830          2,552
Novartis, Registered                                       3,000          4,604
Roche Holdings                                               320          2,841
Schweiz Ruckversicherung, Registered                       1,200          1,801
                                                                     ----------
                                                                         17,826
                                                                     ----------
UNITED KINGDOM--9.8%
Airtours                                                  24,700            419
British Aerospace                                         20,400            547
British Petroleum                                         71,900          1,084
Enterprise Oil                                           129,000          1,408
Glaxo Wellcome                                           110,000          2,472
Imperial Chemical                                        126,000          2,042
Logica                                                    54,000            769
Next                                                      79,400            929
Reckit & Colman                                          198,200          3,039
SmithKline Beecham                                       650,000          6,300
Zeneca Group                                             102,200          3,329
                                                                     ----------
                                                                         22,338
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                     SHARES/PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
 (Cost $161,429)                                                     $  199,099
                                                                     ----------
FOREIGN PREFERRED STOCKS--7.1%
BRAZIL--0.6%
Electrobras, Cl B                                      2,359,000          1,311
                                                                     ----------
FINLAND--3.1%
Nokia, Cl A                                               75,000          7,052
                                                                     ----------
GERMANY--3.4%
SAP                                                       29,200          7,828
                                                                     ----------
TOTAL FOREIGN PREFERRED STOCKS
 (Cost $11,645)                                                          16,191
                                                                     ----------
REPURCHASE AGREEMENT--7.0%
Merrill Lynch
 6.0326%, dated 9/30/97, matures 10/01/97,
 repurchase price $16,012,683 (collateralized
 by various U.S. Treasury STRIPS: total market
 value $16,330,503)                                   $   16,010         16,010
                                                                     ----------
TOTAL REPURCHASE AGREEMENT
 (Cost $16,010)                                                          16,010
                                                                     ----------
TOTAL INVESTMENTS--101.6%
 (Cost $189,084)                                                        231,300
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(1.6%)                                (3,695)
                                                                     ----------
NET ASSETS:
Portfolio shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 16,436,608 outstanding shares                                       168,370
Portfolio shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 607,164 outstanding shares                                            6,100
Portfolio shares--Retail Class B
 ($.0001 par value--2 billion authorized) based
 on 168,706 outstanding shares                                            1,749
Undistributed net investment income                                       9,906
Accumulated net realized gain on investments
 and foreign currency contracts                                             618
Net unrealized appreciation on investments                               42,216
Net unrealized depreciation on forward foreign
 currency contracts, foreign currency and translation
 of other assets and liabilities in foreign currency                     (1,354)
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  227,605
                                                                     ----------


                         INTERNATIONAL FUND (CONCLUDED)

DESCRIPTION                                                                VALUE
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $    13.23
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                               $    13.18

MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.62
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    13.80
                                                                     ----------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--RETAIL CLASS B (2)                                 $    12.97
                                                                     ----------

*    Non-income producing security.

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

ADR--American Depository Receipt
Cl--Class
STRIPS--Separately Trading of Registered Interest and Principal of Securities

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              HEALTH SCIENCES FUND

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--90.0%
CHEMICALS--3.3%
Cambrex                                                   30,000     $    1,399
                                                                     ----------
COMPUTERS & SERVICES--0.3%
HCIA*                                                     10,000            135
                                                                     ----------
DRUGS--12.4%
Alliance Pharmaceutical*                                  32,000            382
Chirex*                                                   22,700            579
Columbia Laboratories*                                    13,800            255
Galagen*                                                  36,300             82
Guilford Pharmaceuticals*                                 11,000            324
R.P. Scherer*                                             21,500          1,332
Sepracor*                                                 21,100            694
SmithKline Beecham, ADR                                   33,000          1,613
                                                                     ----------
                                                                          5,261
                                                                     ----------
ELECTRICAL TECHNOLOGY--1.2%
Photoelectron*                                            65,000            504
                                                                     ----------
INSURANCE--4.0%
Pacificare Health Systems, Cl B*                          10,200            695
United Healthcare                                         20,000          1,000
                                                                     ----------
                                                                          1,695
                                                                     ----------
MEASURING DEVICES--2.0%
Cyberonics*                                               35,000            564
Somanetics*                                               80,000            290
                                                                     ----------
                                                                            854
                                                                     ----------
MEDICAL PRODUCTS & SERVICES--53.8%
Algos Pharmaceuticals*                                    15,000            420
American Oncology Resources*                              34,000            548
Apple Orthodontix, Cl A*                                  50,000            812
Applied Biometrics*                                       13,000             97
Arrow International                                       18,400            609
ATS Medical*                                              83,475            490
Biochem Pharmaceuticals*                                  60,000          1,890
Boston Biomedical*                                        55,000            399
Boston Scientific*                                        20,622          1,138
Cambridge Heart*                                          45,000            366
Cardima*                                                  50,000            291
Closure Medical*                                          50,000          1,725
Columbia/HCA Healthcare                                    8,000            230
Conceptus*                                                75,000            530
Elan, ADR*                                                20,000          1,001
Genesis Health Ventures*                                  29,200          1,137
HBO & Company                                              7,966            301
Health Management Associates, Cl A*                       32,000          1,012


                        HEALTH SCIENCES FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
Heska*                                                    46,000     $      655
Idexx Laboratories*                                       50,200            841
Integrated Health Services                                25,000            836
Medical Alliance*                                         24,000             96
Micro Therapeutics*                                       55,000            247
Neuromedical Systems*                                     25,950            133
Nitinol Medical Technologies*                             50,000            712
Novoste*                                                  10,000            166
Physiometrix*                                             50,000            131
Qiagen*                                                   20,000            930
Quorum Health Group*                                      73,800          1,803
Sano*                                                     26,500            633
Superior Consultants*                                     15,000            502
Vencor*                                                   20,000            825
Ventana Medical Systems*                                  41,400            668
Vista Medical Technologies*                               50,000            744
                                                                     ----------
                                                                         22,918
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--2.6%
Quadramed*                                                42,000            725
Quality Systems*                                          23,000            167
Transition Systems*                                       11,500            236
                                                                     ----------
                                                                          1,128
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--7.3%
Healthcare Realty Trust                                   37,300          1,061
National Health Investors                                 26,600          1,034
Nationwide Health Properties                              41,400            996
                                                                     ----------
                                                                          3,091
                                                                     ----------
SERVICES-PREPACKAGED SOFTWARE--2.4%
Imnet Systems*                                            38,200          1,027
                                                                     ----------
TESTING LABORATORIES--0.7%
Curative Technologies*                                    10,000            311
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $29,279)                                                          38,323
                                                                     ----------
RELATED PARTY MONEY MARKET FUNDS--6.4%
First American Government Obligation
 Money Market (A)                                      1,331,203          1,331
First American Prime
 Obligations Fund (A)                                  1,403,122          1,403
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUNDS
 (Cost $2,734)                                                            2,734
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        HEALTH SCIENCES FUND (CONCLUDED)

DESCRIPTION                                            PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.6%
Merrill Lynch
 5.627%, dated 09/30/97, matures 10/01/97,
 repurchase price $1,532,239 (collateralized
 by U.S. Treasury Note: total market
 value $1,565,736)                                    $    1,532     $    1,532
                                                                     ----------
TOTAL REPURCHASE AGREEMENT
 (Cost $1,532)                                                            1,532
                                                                     ----------
TOTAL INVESTMENTS--100.0%
 (Cost $33,545)                                                          42,589
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--0.0% (B)                                  19
                                                                     ----------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 3,413,801 outstanding shares                                         27,758
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 70,458 outstanding shares                                               677
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized) based
 on 43,337 outstanding shares                                               418
Undistributed net investment income                                           1
Accumulated net realized gain on investments                              4,710
Net unrealized appreciation of investments                                9,044
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $   42,608
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $    12.08
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                               $    12.05

MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.57
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    12.62
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE--RETAIL CLASS B (2)                                           $    11.90
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) These money market funds are advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan      $ 12,262
      Payable upon return of securities on loan     $(12,262)

ADR--American Depository Receipt
Cl--Class

                                 TECHNOLOGY FUND

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--97.5%
ADVERTISING--1.2%
CKS Group*                                                51,000     $    1,912
                                                                     ----------
AEROSPACE & DEFENSE--1.2%
Remec*                                                    55,000          2,007
                                                                     ----------
COMMUNICATIONS EQUIPMENT--18.3%
ADC Telecommunications*                                   70,000          2,275
Ciena*                                                    55,000          2,724
Harmonic Lite*                                            80,000          1,310
L.M. Ericsson Telephone, ADR                              70,000          3,356
Larscom, Cl A*                                           100,000          1,012
MRV Communications*                                       50,000          1,825
Nokia, ADR                                                45,000          4,222
Novatel*                                                 175,000          1,837
Orckit Communications*                                   100,000          1,812
Pairgain Technologies*                                    90,000          2,565
Tellabs*                                                  55,000          2,832
Uniphase*                                                 28,000          2,226
Viasat*                                                   90,000          1,867
                                                                     ----------
                                                                         29,863
                                                                     ----------
COMPUTERS & SERVICES--17.3%
3Com*                                                    125,000          6,406
Apex PC Solutions*                                        70,000          2,651
Bay Networks*                                             75,000          2,897
BMC Software*                                             50,000          3,237
Ciprico*                                                 100,000          1,512
Cisco Systems*                                            60,000          4,384
Imnet Systems*                                            38,600          1,037
Iomega*                                                   70,000          1,829
Procom Technology*                                        80,000          1,260
Quantum*                                                  75,000          2,873
                                                                     ----------
                                                                         28,086
                                                                     ----------
MEASURING DEVICES--0.7%
Cerprobe*                                                 45,000          1,131
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES--18.5%
America Online*                                           35,000          2,640
BA Merchant Services*                                     30,000            555
Bea Systems*                                              50,000            894
Cadence Design Systems*                                   30,000          1,605
Cats Software*                                           150,000            900
CCC Information Services Group*                           70,000          1,488
Claremont Technology Group*                               50,000          1,038
Computer Learning Centers*                                35,000          1,365
Dynamic Healthcare Technologies*                         142,000            772
Engineering Animation*                                    24,000            915

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
Harbinger*                                                20,000     $      728
Information Management Resources*                         40,000          1,140
Intuit*                                                   50,000          1,600
J.D. Edwards & Company*                                   10,400            348
Lernout & Hauspie Speech*                                 10,000            438
Network Solutions*                                           900             20
Newbridge Networks*                                       70,000          4,191
Ontrack Data International*                               75,500          1,755
Premisys Communications*                                  75,000          1,908
Rogue Wave Software*                                     100,000          1,375
Seer Technologies*                                       200,000          1,350
VDI Media*                                                60,000            780
Viasoft*                                                  48,000          2,376
                                                                     ----------
                                                                         30,181
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS--7.4%
Adaptec*                                                  30,000          1,403
Advanced Micro Devices*                                   40,000          1,303
Advanced Technology Materials*                            40,000          1,470
ANADIGICS*                                                16,510            814
Hutchinson Technology*                                    40,000          1,343
Intel                                                     40,000          3,693
PMC-Sierra*                                               60,000          1,530
Qlogic*                                                   10,000            419
                                                                     ----------
                                                                         11,975
                                                                     ----------
SERVICES-PREPACKAGED SOFTWARE--31.6%
Arbor Software*                                           35,000          1,621
Broadvision*                                             120,000            825
Cognos*                                                   47,000          1,116
Crystal Systems Solutions*                                65,000          1,739
Dr Solomon's Group Plc, ADR*                              50,000          1,269
E*trade Group*                                            55,000          2,585
Edify*                                                    75,000          1,078
Electronic Arts*                                          75,400          2,912
HNC Software*                                             60,000          2,385
I2 Technologies*                                          20,000            830
Industri-Matematik International*                        100,000          2,450
Infinity Financial*                                       80,000          1,020
Intelligroup*                                            140,000          3,010
Interlinq Software*                                       50,000            200
JDA Software Group*                                       50,000          1,825

                           TECHNOLOGY FUND (CONTINUED)

DESCRIPTION                                     SHARES/PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Legato Systems*                                           50,000     $    1,775
Level 8 Systems*                                          80,000          1,840
Mechanical Dynamics*                                     159,500          1,246
Meta Group*                                               50,000          1,238
Microsoft*                                                23,000          3,043
National Instruments*                                     47,000          2,180
Oracle*                                                   80,000          2,915
Parametric Technology*                                    35,000          1,544
Pegasystems*                                              55,000          1,671
Peoplesoft*                                               75,000          4,481
Sapient*                                                  30,000          1,526
Spatial Technology*                                       44,300            105
Spectrum Holobyte*                                       100,000            619
Veritas Software*                                         52,500          2,307
                                                                     ----------
                                                                         51,355
                                                                     ----------
TELEPHONES & TELECOMMUNICATION--1.3%
Lightbridge*                                             130,000          2,113
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $115,544)                                                        158,623
                                                                     ----------
CONVERTIBLE BOND--0.4%
Vantive
  4.750%, 09/01/02 (B)                                $      750            691
                                                                     ----------
TOTAL CONVERTIBLE BOND
 (Cost $750)                                                                691
                                                                     ----------
WARRANTS--0.1%
Optisystems Warrants*                                    100,000            131
                                                                     ----------
TOTAL WARRANTS
 (Cost $71)                                                                 131
                                                                     ----------
RELATED PARTY MONEY MARKET FUND--2.7%
First American Prime
 Obligations Fund (A)                                  4,326,056          4,326
                                                                     ----------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $4,326)                                                            4,326
                                                                     ----------
TOTAL INVESTMENTS--100.7%
 (Cost $120,691)                                                        163,771
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET--(0.7%) (C)                            (1,085)
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           TECHNOLOGY FUND (CONCLUDED)

DESCRIPTION                                                                VALUE
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares--Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 7,327,467 outstanding shares                                     $  101,165
Portfolio Shares--Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 275,483 outstanding shares                                            3,769
Portfolio Shares--Retail Class B
 ($.0001 par value--2 billion authorized) based
 on 432,292 outstanding shares                                            6,962
Accumulated net investment loss                                              (4)
Accumulated net realized gain on investments                              7,714
Net unrealized appreciation of investments                               43,080
                                                                     ----------
TOTAL NET ASSETS--100.0%                                             $  162,686
                                                                     ----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE--INSTITUTIONAL CLASS                                $    20.29
                                                                     ----------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE--RETAIL CLASS A                                               $    20.20

MAXIMUM SALES CHARGE OF 4.50% (1)                                          0.95
                                                                     ----------
OFFERING PRICE PER SHARE--RETAIL CLASS A                             $    21.15
                                                                     ----------
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE--RETAIL CLASS B (2)                                           $    19.58
                                                                     ----------

* Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%.

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

(B) Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program of other "accredited investors." This security has been determined to be liquid under guidelines established by the Board of Directors.

(C) Other assets and liabilities representing greater than five percent of total net assets include the following:

      Cash collateral received for securities on loan  $ 57,617
      Payable upon return of securities on loan  $(57,617)

ADR--American Depository Receipt
Cl--Class

                         STATEMENTS OF OPERATIONS (000)
                    For the period ended September 30, 1997


                                                          PRIME        GOVERNMENT       TREASURY
                                                       OBLIGATIONS     OBLIGATIONS     OBLIGATIONS
                                                          FUND            FUND            FUND
                                                       -----------     -----------     -----------
INVESTMENT INCOME:
 Interest                                                $210,069       $67,081+         $170,423
                                                         --------       --------         --------
EXPENSES:
 Investment advisory fees                                  14,886          4,856           12,433
 Waiver of investment advisory fees                        (2,485)          (836)          (2,528)
 Distribution fees - Retail Class A                           432             --               --
 Distribution fees - Retail Class B                            31             --               --
 Distribution fees - Corporate Trust Class                    223            485            3,609
 Administrator fees                                         2,376            776            1,976
 Custodian fees                                             1,119            359              932
 Registration fees                                            281             99              666
 Professional fees                                            200             71              161
 Transfer agent fees                                          139             44               82
 Printing                                                     116             45              110
 Directors' fees                                               81             26               68
 Amortization of organizational costs                          --             --                4
 Other                                                         48             25               85
                                                         --------       --------         --------
NET EXPENSES BEFORE EXPENSES PAID INDIRECTLY               17,447          5,950           17,598
 Less: Expenses paid indirectly                               (11)            (1)              --
                                                         --------       --------         --------
TOTAL NET EXPENSES                                         17,436          5,949           17,598
                                                         ========       ========         ========
 Investment income - net                                  192,633         61,132          152,825
                                                         --------       --------         --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                        --             (6)              19
                                                         ========       ========         ========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $192,633       $ 61,126         $152,844
                                                         ========       ========         ========

+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         STATEMENTS OF OPERATIONS (000)
                    For the period ended September 30, 1997


                                                                       LIMITED    INTERMEDIATE    INTERMEDIATE
                                                                        TERM          TERM         GOVERNMENT        FIXED
                                                                       INCOME        INCOME           BOND          INCOME
                                                                        FUND          FUND            FUND           FUND
                                                                       -------      --------        --------       --------
INVESTMENT INCOME:
 Interest                                                              $ 7,322+     $  9,738+       $ 11,333+      $ 38,108+
 Dividends                                                                  --            --              --             --
                                                                       -------      --------        --------       --------
TOTAL INVESTMENT INCOME                                                  7,322         9,738          11,333         38,108
                                                                       =======      ========        ========       ========
EXPENSES:
 Investment advisory fees                                                  826         1,098           1,205          4,163
 Waiver of investment advisory fees                                       (348)         (341)           (296)        (1,045)
LESS:
 Administrator fees                                                        134           178             196            677
 Transfer agent fees                                                        22            23              23             51
 Amortization of organizational costs                                        4             3              --             --
 Custodian fees                                                             27            36              34            120
 Directors' fees                                                             3             3               4             13
 Registration fees                                                          34            79              19            103
 Professional fees                                                           7             9              15             49
 Printing                                                                    1             6               6             22
 Distribution fees - Retail Class A                                         18             6               9             20
 Waiver of distribution fees - Retail Class A                              (18)           (6)             (9)            --
 Distribution fees - Retail Class B                                         --            --              --            156
 Other                                                                       4             4              --             11
                                                                       -------      --------        --------       --------
NET EXPENSES BEFORE EXPENSES PAID INDIRECTLY                               714         1,098           1,206          4,340
Less: Expenses paid indirectly                                              (5)           --              (1)            (1)
                                                                       -------      --------        --------       --------
TOTAL NET EXPENSES                                                         709         1,098           1,205          4,339
                                                                       =======      ========        ========       ========
INVESTMENT INCOME - NET                                                  6,613         8,640          10,128         33,769
                                                                       =======      ========        ========       ========
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET:
Net realized gain (loss) on investments                                     29           263            (156)            58
Net change in unrealized appreciation (depreciation) of investments        508         2,441           1,507         12,465
                                                                       -------      --------        --------       --------
NET GAIN ON INVESTMENTS                                                    537         2,704           1,351         12,523
                                                                       =======      ========        ========       ========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 7,150      $ 11,344        $ 11,479       $ 46,292
                                                                       =======      ========        ========       ========

+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             (WIDE TABLE CONTINUED)

                               MINNESOTA
 CALIFORNIA     COLORADO        INSURED         OREGON                                                            REAL
INTERMEDIATE  INTERMEDIATE    INTERMEDIATE   INTERMEDIATE   INTERMEDIATE       ASSET                             ESTATE
  TAX FREE      TAX FREE        TAX FREE       TAX FREE       TAX FREE       ALLOCATION        BALANCED        SECURITIES
    FUND          FUND            FUND           FUND           FUND            FUND             FUND             FUND
    ----         ------         -------         ------         -------         -------          -------           ------
    $228         $2,859         $13,689         $1,379         $11,549         $ 3,885+         $12,120+          $   99+
      --             --              --             --              --             780            3,958            1,565
    ----         ------         -------         ------         -------         -------          -------           ------
     228          2,859          13,689          1,379          11,549           4,665           16,078            1,664
    ====         ======         =======         ======         =======         =======          =======           ======

      32            381           1,853            181           1,593             759            2,969              217
     (18)          (116)           (527)          (100)           (586)           (138)            (335)             (75)

       5             62             301             29             258             123              483               49
       1             20              25              1              24              32               96               30
       1              6               6              1              --               3                4                8
       1             16              79              7              68              51               87                9
      --              1               6              1               5               2                9                1
      10              4              75             58             129              19               31                5
      --              3              19              1              16               9               24                2
      --              2              10              1               8               4               16                1
      --             10              16             --               8               6               65                3
      --            (10)            (16)            --              (8)             --               --               --
      --             --              --             --              --              37              284               17
      --              2               6             --               5               3               11                1
    ----         ------         -------         ------         -------         -------          -------           ------
      32            381           1,853            180           1,520             910            3,744              268
      --             --              --             --              --              --               (1)              --
    ----         ------         -------         ------         -------         -------          -------           ------
      32            381           1,853            180           1,520             910            3,743              268
    ====         ======         =======         ======         =======         =======          =======           ======
     196          2,478          11,836          1,199          10,029           3,755           12,335            1,396
    ====         ======         =======         ======         =======         =======          =======           ======

      10             90             956            183           2,619          19,842           41,325              822
     103          1,193           1,670            678           1,523          (5,265)          44,532            7,510
    ----         ------         -------         ------         -------         -------          -------           ------
     113          1,283           2,626            861           4,142          14,577           85,857            8,332
    ====         ======         =======         ======         =======         =======          =======           ======
    $309         $3,761         $14,462         $2,060         $14,171         $18,332          $98,192           $9,728
    ====         ======         =======         ======         =======         =======          =======           ======



                         STATEMENTS OF OPERATIONS (000)
                    For the period ended September 30, 1997


                                                          EQUITY        EQUITY                      DIVERSIFIED      SPECIAL
                                                          INCOME        INDEX          STOCK          GROWTH         EQUITY
                                                           FUND          FUND           FUND           FUND           FUND
                                                         --------      ---------      ---------      ---------      ---------
INVESTMENT INCOME:
 Interest                                                $  2,479+     $     718+     $   4,743+     $   1,417+     $   1,613+
 Dividends                                                  5,661          8,491         14,088          6,885          5,784
 Less: Foreign taxes withheld                                  --             --             --             --             --
                                                         --------      ---------      ---------      ---------      ---------
TOTAL INVESTMENT INCOME                                     8,140          9,209         18,831          8,302          7,397
                                                         ========      =========      =========      =========      =========
EXPENSES:
 Investment advisory fees                                   1,472          3,273          6,017          3,691          3,025
 Waiver of investment advisory fees                          (366)        (2,451)          (758)          (484)           (22)
LESS:
 Administrator fees                                           239            532            977            599            492
 Transfer agent fees                                           35             56            151             47            116
 Amortization of organizational costs                           9              4             --              9             --
 Custodian fees                                                64            116            193            158             91
 Directors' fees                                                4             10             19             11              9
 Registration fees                                             94             39            173            115             89
 Professional fees                                             15             28             70             40             35
 Printing                                                       8             17             14             20             16
 Pricing fees                                                  --             --             --             --             --
 Distribution fees - Retail Class A                            10             25             83             21             60
 Distribution fees - Retail Class B                            51            139            368             75            228
 Other                                                          4             13             21             13             11
                                                         --------      ---------      ---------      ---------      ---------
Net expenses before expenses paid indirectly                1,639          1,801          7,328          4,315          4,150
Less: Expenses paid indirectly                                 (1)            --             --             --             --
                                                         --------      ---------      ---------      ---------      ---------
TOTAL NET EXPENSES                                          1,638          1,801          7,328          4,315          4,150
                                                         ========      =========      =========      =========      =========
Investment income (loss) - net                              6,502          7,408         11,503          3,987          3,247
                                                         --------      ---------      ---------      ---------      ---------
REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS - NET:
Net realized gain on investments                           21,119         16,563        166,898         56,183         85,750
Net realized gain on futures contracts                         --          2,759             --             --             --
Net realized loss on closing and
 expiration of options written                                 --             --             --             --        (25,947)
Net realized gain on forward foreign currenc
 contracts and foreign currency transactions                   --             --             --             --             --
Net change in unrealized appreciation of investments       27,751        129,164        104,252         83,459         83,135
Net change in unrealized depreciation of futures
 contracts                                                     --            (48)            --             --             --
Net change in unrealized depreciation of
 purchased options contracts                                   --             --             --             --           (375)
Net change in unrealized depreciation of forward
 foreign currency contracts, foreign currency
 and translation of other assets and liabilities
 in foreign currency                                           --             --             --             --             --
                                                         --------      ---------      ---------      ---------      ---------
NET GAIN ON INVESTMENTS                                    48,870        148,438        271,150        139,642        142,563
                                                         ========      =========      =========      =========      =========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ 55,372      $ 155,846      $ 282,653      $ 143,629      $ 145,810
                                                         ========      =========      =========      =========      =========


* Includes the following amounts due to Investments in Common Stocks of Affiliates (000): $72 of dividend income, $2,181 of realized gains, and $10,270 of change in unrealized appreciation of investments.

+ Includes income from securities lending program. See the Notes to the Financial Statements for additional information.

++ On November 26, 1996 the fund had a redemption in kind with total proceeds in the amount of $6,712,162. The net realized gains on the transaction of $1,583,477 may not be realized for tax purposes.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             (WIDE TABLE CONTINUED)


     REGIONAL        EMERGING      MICRO CAP                       HEALTH
      EQUITY          GROWTH         VALUE      INTERNATIONAL     SCIENCES       TECHNOLOGY
       FUND            FUND          FUND           FUND            FUND            FUND
    ---------        --------      --------       --------         -------        --------
     $  2,087+        $   523+      $    96        $   699          $   91+        $   286+
        2,198*            211           207          2,469             237             323
           --              --            --           (210)             --              --
    ---------        --------      --------       --------         -------        --------
        4,285             734           303          2,958             328             609
    =========        ========      ========       ========         =======        ========

        2,403             834           241          2,144             239             872
          (18)            (14)          (59)            --             (49)            (29)

          391             135            39            195              49             142
          161              32             5             31              30              47
            3               6             1              6              15               6
           67              36            10            429              10              37
            7               3             1              4              --               3
           19              18            65             17               9              26
           20              10             2             10               2              10
           16               9             4              6               1               4
           --              --            --             15              --              --
           69               9            --              9               2              13
          313               9            --             15               4              58
            9               3             1              2               1               3
    ---------        --------      --------       --------         -------        --------
        3,460           1,090           310          2,883             313           1,192
           --              --            --             --              --              --
    ---------        --------      --------       --------         -------        --------
        3,460           1,090           310          2,883             313           1,192
    =========        ========      ========       ========         =======        ========
          825            (356)           (7)            75              15            (583)
    ---------        --------      --------       --------         -------        --------



       19,934*++       11,274        11,421          5,280           4,727           9,979
           --              --            --             --              --              --

           --              --            --             --              --              --

           --              --            --         11,283              --              --
       92,092*         22,599        10,789         33,294           4,407          15,172

           --              --            --             --              --              --

           --              --            --             --              --              --



           --              --            --         (1,826)             --              --
    ---------        --------      --------       --------         -------        --------
      112,026          33,873        22,210         48,031           9,134          25,151
    =========        ========      ========       ========         =======        ========
     $112,851         $33,517       $22,203        $48,106          $9,149         $24,568
    =========        ========      ========       ========         =======        ========


                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)

                   STATEMENTS OF CHANGES IN NET ASSETS (000)



                                                                              PRIME                         GOVERNMENT
                                                                         OBLIGATIONS FUND                OBLIGATIONS FUND
                                                                  -----------------------------     ---------------------------
                                                                       10/1/96          10/1/95         10/1/96         10/1/95
                                                                            to               to              to              to
                                                                       9/30/97          9/30/96         9/30/97         9/30/96
                                                                  ------------     ------------     -----------     -----------
OPERATIONS:
Investment income - net                                           $    192,633     $    146,306     $    61,132     $    48,394
Net realized gain (loss) on investments                                     --                4              (6)              5
                                                                  ------------     ------------     -----------     -----------
Net increase in net assets resulting from operations                   192,633          146,310          61,126          48,399
                                                                  ------------     ------------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
 Institutional class                                                  (176,476)        (137,264)        (45,205)        (36,142)
 Retail class A                                                         (8,570)          (6,263)             --              --
 Retail class B                                                           (131)             (30)             --              --
 Corporate Trust class                                                  (7,465)          (2,749)        (15,962)        (12,252)
Net realized gain on investments
 Institutional class                                                        --               --              --              --
 Retail class A                                                             --               --              --              --
 Retail class B                                                             --               --              --              --
 Corporate Trust class                                                      --               --              --              --
                                                                  ------------     ------------     -----------     -----------
TOTAL DISTRIBUTIONS                                                   (192,642)        (146,306)        (61,167)        (48,394)
                                                                  ============     ============     ===========     ===========
CAPITAL SHARE TRANSACTIONS
 AT NET ASSET VALUE OF $1.00 PER SHARE:
Institutional class:
 Proceeds from sales                                                14,572,560       15,297,762       5,674,757       6,156,036
 Share issued in connection
   with acquisition of Common Trust Fund Assets                        140,497               --              --              --
 Reinvestment of distributions                                          60,409           44,907          24,252          20,243
 Payments for redemptions                                          (14,323,805)     (15,087,516)     (5,530,377)     (5,949,974)
                                                                  ------------     ------------     -----------     -----------
Increase in net assets from Institutional Class transactions           449,661          255,153         168,632         226,305
                                                                  ------------     ------------     -----------     -----------
Retail class A:
 Proceeds from sales                                                   620,931          315,802              --              --
 Reinvestment of distributions                                           8,075            6,093              --              --
 Payments for redemptions                                             (545,891)        (282,831)             --              --
                                                                  ------------     ------------     -----------     -----------
 Increase in net assets from Retail Class A transactions                83,115           39,064              --              --
                                                                  ------------     ------------     -----------     -----------
 Retail class B:
 Proceeds from sales                                                     7,242            2,605              --              --
 Reinvestment of distributions                                             121               25              --              --
 Payments for redemptions                                               (7,107)            (880)             --              --
                                                                  ------------     ------------     -----------     -----------
 Increase in net assets from Retail Class B transactions                   256            1,750              --              --
                                                                  ------------     ------------     -----------     -----------
 Corporate Trust Class:
 Proceeds from sales                                                   714,714          522,024       1,115,568         747,717
 Payments for redemptions                                             (710,856)        (422,547)     (1,047,740)       (677,196)
                                                                  ------------     ------------     -----------     -----------
Increase in net assets from Corporate Trust Class transactions           3,858           99,477          67,828          70,521
                                                                  ------------     ------------     -----------     -----------
Increase in net assets from capital share transactions                 536,890          395,444         236,460         296,826
                                                                  ------------     ------------     -----------     -----------
Total increase in net assets                                           536,881          395,448         236,419         296,831
NET ASSETS AT BEGINNING OF PERIOD                                    3,412,335        3,016,887       1,046,976         750,145
                                                                  ============     ============     ===========     ===========
NET ASSETS AT END OF PERIOD (1)                                   $  3,949,216     $  3,412,335     $ 1,283,395     $ 1,046,976
                                                                  ============     ============     ===========     ===========

(1) Includes undistributed net investment income (000) of $0 and $9 for Prime Obligations Fund, $0 and $35 for Government Obligations Fund, and $0 and $31 for Treasury Obligations Fund at September 30, 1997 and September 30, 1996, respectively.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             (WIDE TABLE CONTINUED)


                                                                             TREASURY
                                                                         OBLIGATIONS FUND
                                                                  ---------------------------
                                                                      10/1/96         10/1/95
                                                                           to              to
                                                                      9/30/97         9/30/96
                                                                  -----------     -----------
OPERATIONS:
Investment income - net                                           $   152,825     $    76,326
Net realized gain (loss) on investments                                    19              (6)
                                                                  -----------     -----------
Net increase in net assets resulting from operations                  152,844          76,320
                                                                  -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
 Institutional class                                                  (35,311)        (11,845)
 Retail class A                                                            --              --
 Retail class B                                                            --              --
 Corporate Trust class                                               (117,545)        (64,450)
Net realized gain on investments
 Institutional class                                                       --              (5)
 Retail class A                                                            --              --
 Retail class B                                                            --              --
 Corporate Trust class                                                     --             (26)
                                                                  -----------     -----------
TOTAL DISTRIBUTIONS                                                  (152,856)        (76,326)
                                                                  ===========     ===========
CAPITAL SHARE TRANSACTIONS
 AT NET ASSET VALUE OF $1.00 PER SHARE:
Institutional class:
 Proceeds from sales                                                5,288,369       2,598,130
 Share issued in connection
   with acquisition of Common Trust Fund Assets                         6,884              --
 Reinvestment of distributions                                          4,510           4,174
 Payments for redemptions                                          (4,719,356)     (2,402,082)
                                                                  -----------     -----------
Increase in net assets from Institutional Class transactions          580,407         200,222
                                                                  -----------     -----------
Retail class A:
 Proceeds from sales                                                       --              --
 Reinvestment of distributions                                             --              --
 Payments for redemptions                                                  --              --
                                                                  -----------     -----------
 Increase in net assets from Retail Class A transactions                   --              --
                                                                  -----------     -----------
 Retail class B:
 Proceeds from sales                                                       --              --
 Reinvestment of distributions                                             --              --
 Payments for redemptions                                                  --              --
                                                                  -----------     -----------
 Increase in net assets from Retail Class B transactions                   --              --
                                                                  -----------     -----------
 Corporate Trust Class:
 Proceeds from sales                                                6,989,426       5,207,698
 Payments for redemptions                                          (5,758,331)     (4,630,381)
                                                                  -----------     -----------
Increase in net assets from Corporate Trust Class transactions      1,231,095         577,317
                                                                  -----------     -----------
Increase in net assets from capital share transactions              1,811,502         777,539
                                                                  -----------     -----------
Total increase in net assets                                        1,811,490         777,533
NET ASSETS AT BEGINNING OF PERIOD                                   1,933,522       1,155,989
                                                                  ===========     ===========
NET ASSETS AT END OF PERIOD (1)                                   $ 3,745,012     $ 1,933,522
                                                                  ===========     ===========




                   STATEMENTS OF CHANGES IN NET ASSETS (000)



                                                               LIMITED TERM               INTERMEDIATE
                                                               INCOME FUND              TERM INCOME FUND
                                                         -----------------------     -----------------------
                                                           10/1/96       10/1/95       10/1/96       10/1/95
                                                                to            to            to            to
                                                           9/30/97       9/30/96       9/30/97       9/30/96
                                                         ---------     ---------     ---------     ---------
 OPERATIONS:
 Investment income - net                                 $   6,613     $   6,610     $   8,640     $   5,384
  Net realized gain (loss) on investments                       29          (180)          263         1,117
  Net change in unrealized appreciation
    (depreciation) of investments                              508            40         2,441        (1,247)
                                                         ---------     ---------     ---------     ---------
 Net increase in net assets resulting from operations        7,150         6,470        11,344         5,254
                                                         ---------     ---------     ---------     ---------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income - net:
  Institutional class                                       (6,216)       (6,192)       (8,507)       (5,260)
  Retail class A                                              (407)         (461)         (133)         (126)
  Retail class B                                                --            --            --            --
 Net realized gain on investments:
  Institutional class                                           --            --          (620)         (107)
  Retail class A                                                --            --           (15)           (3)
  Retail class B                                                --            --            --            --
 Tax return of capital
  Institutional class                                           --            --            --            --
  Retail class A                                                --            --            --            --
  Retail class B                                                --            --            --            --
                                                         ---------     ---------     ---------     ---------
 TOTAL DISTRIBUTIONS                                        (6,623)       (6,653)       (9,275)       (5,496)
                                                         =========     =========     =========     =========
 CAPITAL SHARE TRANSACTIONS (1):
 Institutional class:
  Proceeds from sales                                       54,226        33,034        33,377        41,060
  Shares issued in connection with acquisition of
    Common Trust Fund Assets                                71,476            --       241,021            --
  Reinvestment of distributions                              4,328         5,073         3,577         3,790
  Payments for redemptions                                 (39,753)      (55,781)      (54,475)      (34,282)
                                                         ---------     ---------     ---------     ---------
 Increase (decrease) in net assets from
  Institutional class transactions                          90,277       (17,674)      223,500        10,568
                                                         ---------     ---------     ---------     ---------
 Retail class A:
  Proceeds from sales                                        1,851         5,050         1,309           441
  Reinvestment of distributions                                391           445           111           108
  Payments for redemptions                                  (2,741)       (7,839)       (1,170)         (772)
                                                         ---------     ---------     ---------     ---------
 Increase (decrease) in net assets from
  Retail class A transactions                                 (499)       (2,344)          250          (223)
                                                         ---------     ---------     ---------     ---------
 Retail class B:
  Proceeds from sales                                           --            --            --            --
  Reinvestment of distributions                                 --            --            --            --
  Payments for redemptions                                      --            --            --            --
                                                         ---------     ---------     ---------     ---------
 Increase (decrease) in net assets from
  Retail class B transactions                                   --            --            --            --
                                                         ---------     ---------     ---------     ---------
 Increase (decrease) in net assets from
  capital share transactions                                89,778       (20,018)      223,750        10,345
                                                         ---------     ---------     ---------     ---------
 Total increase (decrease) in net assets                    90,305       (20,201)      225,819        10,103
 NET ASSETS AT BEGINNING OF PERIOD                         101,215       121,416       100,915        90,812
                                                         =========     =========     =========     =========
 NET ASSETS AT END OF PERIOD (2)                         $ 191,520     $ 101,215     $ 326,734     $ 100,915
                                                         =========     =========     =========     =========
(1)CAPITAL SHARE TRANSACTIONS:
 Institutional class:
  Shares issued                                              5,467         3,323         3,356         4,116
  Shares issued in connection with acquisition of
    Common Trust Fund Assets                                 7,212            --        24,298            --
  Shares issued in lieu of cash distributions                  437           512           360           380
  Shares redeemed                                           (4,008)       (5,619)       (5,483)       (3,441)
                                                         ---------     ---------     ---------     ---------
 TOTAL INSTITUTIONAL CLASS TRANSACTIONS                      9,108        (1,784)       22,531         1,055
                                                         =========     =========     =========     =========
 Retail class A:
  Shares issued                                                186           508           132            44
  Shares issued in lieu of cash distributions                   40            45            11            11
  Shares redeemed                                             (276)         (788)         (118)          (77)
                                                         ---------     ---------     ---------     ---------
 TOTAL RETAIL CLASS A TRANSACTIONS                             (50)         (235)           25           (22)
                                                         =========     =========     =========     =========
 Retail class B:
  Shares issued                                                 --            --            --            --
  Shares issued in lieu of cash distributions                   --            --            --            --
  Shares redeemed                                               --            --            --            --
                                                         ---------     ---------     ---------     ---------
 TOTAL RETAIL CLASS B TRANSACTIONS                              --            --            --            --
                                                         =========     =========     =========     =========
 NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS             9,058        (2,019)       22,556         1,033
                                                         =========     =========     =========     =========

                             (WIDE TABLE CONTINUED)


                                                                                                               CALIFORNIA
                                                                                                               INTERMEDIATE
                                                         INTERMEDIATE GOVERNMENT                                 TAX FREE
                                                               BOND FUND                FIXED INCOME FUND          FUND
                                                         -----------------------     -----------------------     --------
                                                           10/1/96       10/1/95       10/1/96       10/1/95       8/8/97
                                                               to            to             to            to           to
                                                           9/30/97       9/30/96       9/30/97       9/30/96      9/30/97(3)
                                                         ---------     ---------     ---------     ---------     --------
 OPERATIONS:
 Investment income - net                                 $  10,128     $   7,198     $  33,769     $  21,569     $    196
  Net realized gain (loss) on investments                     (156)           87            58         3,464           10
  Net change in unrealized appreciation
    (depreciation) of investments                            1,507        (1,542)       12,465        (8,403)         103
                                                         ---------     ---------     ---------     ---------     --------
 Net increase in net assets resulting from operations       11,479         5,743        46,292        16,630          309
                                                         ---------     ---------     ---------     ---------     --------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income - net:
  Institutional class                                       (9,922)       (7,021)      (32,617)      (20,552)        (196)
  Retail class A                                              (209)         (187)         (435)         (457)          --
  Retail class B                                                --            --          (736)         (663)          --
 Net realized gain on investments:
  Institutional class                                           --            --        (2,700)       (2,859)          (5)
  Retail class A                                                --            --           (56)          (75)          --
  Retail class B                                                --            --          (108)         (104)          --
 Tax return of capital
  Institutional class                                           --            --            --            --           --
  Retail class A                                                --            --            --            --           --
  Retail class B                                                --            --            --            --           --
                                                         ---------     ---------     ---------     ---------     --------
 TOTAL DISTRIBUTIONS                                       (10,131)       (7,208)      (36,652)      (24,710)        (201)
                                                         =========     =========     =========     =========     ========
 CAPITAL SHARE TRANSACTIONS (1):
 Institutional class:
  Proceeds from sales                                       45,057        58,921       210,796       172,829        1,910
  Shares issued in connection with acquisition of
    Common Trust Fund Assets                                31,833            --       217,322            --       32,213
  Reinvestment of distributions                                888           778        13,547        10,932            5
  Payments for redemptions                                 (37,431)      (18,212)     (136,383)      (74,839)        (949)
                                                         ---------     ---------     ---------     ---------     --------
 Increase (decrease) in net assets from
  Institutional class transactions                          40,347        41,487       305,282       108,922       33,179
                                                         ---------     ---------     ---------     ---------     --------
 Retail class A:
  Proceeds from sales                                        1,571         1,463         4,803         3,048            1
  Reinvestment of distributions                                138           126           363           394           --
  Payments for redemptions                                  (1,539)       (1,089)       (5,105)       (2,792)          --
                                                         ---------     ---------     ---------     ---------     --------
 Increase (decrease) in net assets from
  Retail class A transactions                                  170           500            61           650            1
                                                         ---------     ---------     ---------     ---------     --------
 Retail class B:
  Proceeds from sales                                           --            --         2,475        12,078           --
  Reinvestment of distributions                                 --            --           723           676           --
  Payments for redemptions                                      --            --        (4,309)       (3,560)          --
                                                         ---------     ---------     ---------     ---------     --------
 Increase (decrease) in net assets from
  Retail class B transactions                                   --            --        (1,111)        9,194           --
                                                         ---------     ---------     ---------     ---------     --------
 Increase (decrease) in net assets from
  capital share transactions                                40,517        41,987       304,232       118,766       33,180
                                                         ---------     ---------     ---------     ---------     --------
 Total increase (decrease) in net assets                    41,865        40,522       313,872       110,686       33,288
 NET ASSETS AT BEGINNING OF PERIOD                         143,550       103,028       415,635       304,949            0
                                                         =========     =========     =========     =========     ========
 NET ASSETS AT END OF PERIOD (2)                         $ 185,415     $ 143,550     $ 729,507     $ 415,635     $ 33,288
                                                         =========     =========     =========     =========     ========
(1)CAPITAL SHARE TRANSACTIONS:
 Institutional class:
  Shares issued                                              4,888         6,376        19,428        15,824          191
  Shares issued in connection with acquisition of
    Common Trust Fund Assets                                 3,423            --        19,965            --        3,221
  Shares issued in lieu of cash distributions                   96            84         1,251         1,005            1
  Shares redeemed                                           (4,054)       (1,972)      (12,610)       (6,879)         (95)
                                                         ---------     ---------     ---------     ---------     --------
 TOTAL INSTITUTIONAL CLASS TRANSACTIONS                      4,353         4,488        28,034         9,950        3,318
                                                         =========     =========     =========     =========     ========
 Retail class A:
  Shares issued                                                170           157           443           278           --
  Shares issued in lieu of cash distributions                   15            14            33            36           --
  Shares redeemed                                             (166)         (117)         (472)         (255)          --
                                                         ---------     ---------     ---------     ---------     --------
 TOTAL RETAIL CLASS A TRANSACTIONS                              19            54             4            59           --
                                                         =========     =========     =========     =========     ========
 Retail class B:
  Shares issued                                                 --            --           229         1,103           --
  Shares issued in lieu of cash distributions                   --            --            67            62           --
  Shares redeemed                                               --            --          (400)         (329)          --
                                                         ---------     ---------     ---------     ---------     --------
 TOTAL RETAIL CLASS B TRANSACTIONS                              --            --          (104)          836           --
                                                         =========     =========     =========     =========     ========
 NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS             4,372         4,542        27,934        10,845        3,318
                                                         =========     =========     =========     =========     ========

(2)  Includes undistributed (distributions in excess of) net investment income
     (000) of $0 and $(1) for Limited Term Income Fund, $(1) and $(1) for Intermediate Term Income Fund, $0 and $0 for Intermediate Government Bond Fund, $12 and $31 for Fixed Income Fund, $0 for California Intermediate Tax Free Fund, $0 and $4 for Colorado Intermediate Tax Free Income Fund, $0 and $4 for Minnesota Insured Intermediate Tax Free Fund, $0 for Oregon Intermediate Tax Free Fund, $11 and $17 for Intermediate Tax Free Income Fund, $92 and $113 for Asset Allocation Fund, $296 and $366 for Balanced Fund, and $0 and $(13) for Real Estate Securities Fund, at September 30, 1997 and September 30, 1996, respectively.

(3) The California Intermediate Tax Free Fund and Oregon Intermediate Tax Free Fund commenced operations on August 8, 1997.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             (WIDE TABLE CONTINUED)


      COLORADO               MINNESOTA INSURED        OREGON
    INTERMEDIATE               INTERMEDIATE        INTERMEDIATE         INTERMEDIATE
    TAX FREE FUND              TAX FREE FUND       TAX FREE FUND       TAX FREE FUND
---------------------     ----------------------   -------------   ----------------------
 10/1/96      10/1/95       10/1/96      10/1/95      8/8/97         10/1/96      10/1/95
      to           to            to           to          to              to           to
 9/30/97      9/30/96       9/30/97      9/30/96     9/30/97(3)      9/30/97      9/30/96
--------     --------     ---------     --------     ---------     ---------     --------
$  2,478     $  2,428     $  11,836     $  3,636     $   1,199     $  10,029     $  2,564
      90          290           956          324           183         2,619          352
   1,193         (508)        1,670         (278)          678         1,523         (449)
--------     --------     ---------     --------     ---------     ---------     --------
   3,761        2,210        14,462        3,682         2,060        14,171        2,467
--------     --------     ---------     --------     ---------     ---------     --------


  (2,308)      (2,305)      (11,553)      (3,496)       (1,199)       (9,897)      (2,480)
    (174)        (121)         (287)        (145)           --          (138)         (68)
      --           --            --           --            --            --           --

    (256)        (236)         (310)        (195)           --          (412)        (326)
     (20)         (11)          (14)          (7)           --           (17)          (9)
      --           --            --           --            --            --           --

      --           --            --           --            --            --           --
      --           --            --           --            --            --           --
      --           --            --           --            --            --           --
--------     --------     ---------     --------     ---------     ---------     --------
  (2,758)      (2,673)      (12,164)      (3,843)       (1,199)      (10,464)      (2,883)
========     ========     =========     ========     =========     =========     ========


  11,557        7,303        41,072       50,720         2,652        35,896       30,145
      --           --       201,901           --       180,293       369,839           --
       6            6           241          110            87           607          208
  (7,051)      (8,015)      (41,655)     (18,988)       (1,824)      (45,984)      (8,984)
--------     --------     ---------     --------     ---------     ---------     --------
   4,512         (706)      201,559       31,842       181,208       360,358       21,369
--------     --------     ---------     --------     ---------     ---------     --------

   3,124        1,163         4,643        2,183            --         2,642        2,209
     116           79           104           90            --            78           59
  (1,978)        (545)       (1,339)        (556)           --        (1,549)        (617)
--------     --------     ---------     --------     ---------     ---------     --------
   1,262          697         3,408        1,717            --         1,171        1,651
--------     --------     ---------     --------     ---------     ---------     --------

      --           --            --           --            --            --           --
      --           --            --           --            --            --           --
      --           --            --           --            --            --           --
--------     --------     ---------     --------     ---------     ---------     --------
      --           --            --           --            --            --           --
--------     --------     ---------     --------     ---------     ---------     --------
   5,774           (9)      204,967       33,559       181,208       361,529       23,020
--------     --------     ---------     --------     ---------     ---------     --------
   6,777         (472)      207,265       33,398       182,069       365,236       22,604
  51,788       52,260        97,310       63,912            --        69,612       47,008
========     ========     =========     ========     =========     =========     ========
$ 58,565     $ 51,788     $ 304,575     $ 97,310     $ 182,069     $ 434,848     $ 69,612
========     ========     =========     ========     =========     =========     ========


   1,102          696         3,981        5,106           264         3,359        2,816

      --           --        20,251           --        18,029        34,393           --
      --            1            24           11             9            56           20
    (673)        (764)       (4,155)      (1,909)         (182)       (4,259)        (841)
--------     --------     ---------     --------     ---------     ---------     --------
     429          (67)       20,101        3,208        18,120        33,549        1,995
========     ========     =========     ========     =========     =========     ========

     298          111           467          218            --           247          206
      11            8            10            9            --             7            6
    (189)         (52)         (133)         (56)           --          (145)         (58)
--------     --------     ---------     --------     ---------     ---------     --------
     120           67           344          171            --           109          154
========     ========     =========     ========     =========     =========     ========

      --           --            --           --            --            --           --
      --           --            --           --            --            --           --
      --           --            --           --            --            --           --
--------     --------     ---------     --------     ---------     ---------     --------
      --           --            --           --            --            --           --
========     ========     =========     ========     =========     =========     ========
     549           --        20,445        3,379        18,120        33,658        2,149
========     ========     =========     ========     =========     =========     ========


                             (WIDE TABLE CONTINUED)


            ASSET                                               REAL ESTATE
       ALLOCATION FUND              BALANCED FUND             SECURITIES FUND
    ----------------------     -----------------------     ---------------------
      10/1/96      10/1/95       10/1/96       10/1/95      10/1/96      10/1/95
           to           to            to            to           to           to
      9/30/97      9/30/96       9/30/97       9/30/96      9/30/97      9/30/96
    ---------     --------     ---------     ---------     --------     --------
    $   3,755     $  1,607     $  12,335     $   9,018     $  1,396     $    600
       19,842        4,611        41,325        13,465          822           62
       (5,265)        (125)       44,532        18,484        7,510        1,531
    ---------     --------     ---------     ---------     --------     --------
       18,332        6,093        98,192        40,967        9,728        2,193
    ---------     --------     ---------     ---------     --------     --------


       (3,609)      (1,528)      (11,095)       (8,265)      (1,132)        (608)
          (71)         (40)         (721)         (520)         (46)          (8)
          (96)         (33)         (589)         (386)         (52)          (8)

       (4,651)      (1,575)      (14,766)       (6,878)        (433)          --
         (175)         (41)         (962)         (433)         (21)          --
         (213)         (28)         (854)         (321)         (32)          --

           --           --            --            --           (9)        (203)
           --           --            --            --           --           (2)
           --           --            --            --           (1)          (3)
    ---------     --------     ---------     ---------     --------     --------
       (8,815)      (3,245)      (28,987)      (16,803)      (1,726)        (832)
    =========     ========     =========     =========     ========     ========


        8,528       15,736        94,094       147,476       18,012       11,294
       66,843           --            --            --           --
        6,427        3,076        25,618        15,199           79           --
      (36,848)      (9,929)      (94,297)      (43,865)      (2,773)        (478)
    ---------     --------     ---------     ---------     --------     --------
       44,950        8,883        25,415       118,810       15,318       10,816
    ---------     --------     ---------     ---------     --------     --------

          672          802        10,369         5,472        1,850          308
          243           79         1,632         1,023           51            5
         (523)        (106)       (4,969)       (2,371)        (306)        (105)
    ---------     --------     ---------     ---------     --------     --------
          392          775         7,032         4,124        1,595          208
    ---------     --------     ---------     ---------     --------     --------

        2,443        1,805        24,636        12,197        2,731          287
          301           60         1,396           337           76           11
         (377)        (223)       (2,836)         (930)        (182)         (57)
    ---------     --------     ---------     ---------     --------     --------
        2,367        1,642        23,196        11,604        2,625          241
    ---------     --------     ---------     ---------     --------     --------
       47,709       11,300        55,643       134,538       19,538       11,265
    ---------     --------     ---------     ---------     --------     --------
       57,226       14,148       124,848       158,702       27,540       12,626
       58,922       44,774       369,255       210,553       18,384        5,758
    =========     ========     =========     =========     ========     ========
    $ 116,148     $ 58,922     $ 494,103     $ 369,255     $ 45,924     $ 18,384
    =========     ========     =========     =========     ========     ========


          694        1,320         6,716        11,725        1,356        1,041

        5,655           --            --            --           --           --
          535          260         1,874         1,231            6           --
       (2,996)        (828)       (6,796)       (3,504)        (213)         (44)
    ---------     --------     ---------     ---------     --------     --------
        3,888          752         1,794         9,452        1,149          997
    =========     ========     =========     =========     ========     ========
           55           66           729           437          140           29
           20            7           119            83            4           --
          (43)          (9)         (344)         (190)         (23)          (9)
    ---------     --------     ---------     ---------     --------     --------
           32           64           504           330          121           20
    =========     ========     =========     =========     ========     ========

          199          152         1,759           975          208           27
           25            5           102            27            6            1
          (30)         (19)         (202)          (74)         (14)          (5)
    ---------     --------     ---------     ---------     --------     --------
          194          138         1,659           928          200           23
    =========     ========     =========     =========     ========     ========
        4,114          954         3,957        10,710        1,470        1,040
    =========     ========     =========     =========     ========     ========


                   STATEMENTS OF CHANGES IN NET ASSETS (000)



                                                                                    EQUITY                     EQUITY
                                                                                  INCOME FUND                INDEX FUND
                                                                            ----------------------     -----------------------
                                                                              10/1/96      10/1/95       10/1/96       10/1/95
                                                                                   to           to            to            to
                                                                              9/30/97      9/30/96       9/30/97       9/30/96
                                                                            ---------     --------     ---------     ---------
 OPERATIONS:
 Investment income (loss) - net                                             $   6,502     $  2,206     $   7,408     $   6,156
 Net realized gain on investments                                              21,119        1,913        16,563         6,653
 Net realized gain on futures contracts                                            --           --         2,759         2,952
 Net realized loss on closing and expiration of options written                    --           --            --            --
 Net realized gain on forward foreign currency contracts
  and foreign currency transactions                                                --           --            --            --
 Net change in unrealized appreciation (depreciation) of investments           27,751        5,650       129,164        35,438
 Net change in unrealized depreciation of futures contracts                        --           --           (48)           --
 Net change in unrealized depreciation of purchased options contracts              --           --            --            --
 Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currency and translation of other
  assets and liabilities in foreign currency                                       --           --            --            --
                                                                            ---------     --------     ---------     ---------
 Net increase in net assets resulting from operations                          55,372        9,769       155,846        51,199
                                                                            ---------     --------     ---------     ---------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income - net:
  Institutional class                                                          (6,071)      (2,083)       (7,188)       (5,941)
  Retail class A                                                                 (120)         (75)         (138)          (79)
  Retail class B                                                                 (111)         (61)          (92)          (51)
 Net realized gain on investments:
  Institutional class                                                          (1,790)         (50)       (9,833)       (3,073)
  Retail class A                                                                  (68)          (2)         (187)          (35)
  Retail class B                                                                 (106)          (2)         (245)          (31)
                                                                            ---------     --------     ---------     ---------
 TOTAL DISTRIBUTIONS                                                           (8,266)      (2,273)      (17,683)       (9,210)
                                                                            =========     ========     =========     =========
 CAPITAL SHARE TRANSACTIONS (1):
 Institutional class
  Proceeds from sales                                                          25,317       17,718       134,912       145,084
  Shares issued in connection with the acquisition
    of Common Trust Fund Assets                                               265,585           --            --            --
  Shares issued in connection with the acquisition
    of Limited Volatility Stock Fund                                               --           --            --            --
  Reinvestment of distributions                                                   358          196        15,628         8,158
  Payments for redemptions                                                    (30,860)     (12,403)      (72,939)      (64,387)
                                                                            ---------     --------     ---------     ---------
 Increase in net assets from Institutional class transactions                 260,400        5,511        77,601        88,855
                                                                            ---------     --------     ---------     ---------
 Retail class A:
  Proceeds from sales                                                           7,046        1,475        10,915         4,351
  Reinvestment of distributions                                                   154           71           299           107
  Payments for redemptions                                                     (3,548)      (1,222)       (4,435)         (990)
                                                                            ---------     --------     ---------     ---------
 Increase (decrease) in net assets from Retail class A transactions             3,652          324         6,779         3,468
                                                                            ---------     --------     ---------     ---------
 Retail class B:
  Proceeds from sales                                                           2,145        2,585        12,706         6,999
  Reinvestment of distributions                                                   206           59           333            80
  Payments for redemptions                                                       (636)        (388)       (1,626)         (648)
                                                                            ---------     --------     ---------     ---------
 Increase in net assets from Retail class B transactions                        1,715        2,256        11,413         6,431
                                                                            ---------     --------     ---------     ---------
 Increase in net assets from capital share transactions                       265,767        8,091        95,793        98,754
                                                                            ---------     --------     ---------     ---------
 Total increase in net assets                                                 312,873       15,587       233,956       140,743
 NET ASSETS AT BEGINNING OF PERIOD                                             70,941       55,354       363,012       222,269
                                                                            =========     ========     =========     =========
 NET ASSETS AT END OF PERIOD (2)                                            $ 383,814     $ 70,941     $ 596,968     $ 363,012
                                                                            =========     ========     =========     =========
(1)CAPITAL SHARE TRANSACTIONS:
  Shares issued                                                                 1,790        1,473         7,433        10,067
  Shares issued in connection with the acquisition
    of Common Trust Fund Assets                                                18,802           --            --            --
  Shares issued in connection with the acquisition
    of Limited Volatility Stock Fund                                               --           --            --            --
  Shares issued in lieu of cash distributions                                      25           17           917           572
  Shares redeemed                                                              (2,157)      (1,024)       (4,009)       (4,525)
                                                                            ---------     --------     ---------     ---------
 TOTAL INSTITUTIONAL CLASS TRANSACTIONS                                        18,460          466         4,341         6,114
                                                                            =========     ========     =========     =========
 Retail class A:
  Shares issued                                                                   497          121           607           302
  Shares issued in lieu of cash distributions                                      11            6            18             8
  Shares redeemed                                                                (248)        (101)         (257)          (68)
                                                                            ---------     --------     ---------     ---------
 TOTAL RETAIL CLASS A TRANSACTIONS                                                260           26           368           242
                                                                            =========     ========     =========     =========
 Retail class B:
  Shares issued                                                                   155          216           687           485
  Shares issued in lieu of cash distributions                                      15            5            20             6
  Shares redeemed                                                                 (45)         (32)          (93)          (46)
                                                                            ---------     --------     ---------     ---------
 TOTAL RETAIL CLASS B TRANSACTIONS                                                125          189           614           445
                                                                            =========     ========     =========     =========
 NET INCREASE IN CAPITAL SHARES                                                18,845          681         5,323         6,801
                                                                            =========     ========     =========     =========

(2) Includes undistributed (distribution in excess of) net investment income (000) of $311 and $103 for Equity Income Fund, $185 and $195 for Equity Index Fund, $245 and $1,113 for Stock Fund, $109 and $187 for Diversified Growth Fund, $150 and $148 for Special Equity Fund, $0 and $1,177 for Regional Equity Fund, accumulated net investment loss $(4) and $(3) for Emerging Growth Fund, $0 for MicroCap Value Fund, $9,906 and $716 for International Fund, $1 and $20 for Health Sciences Fund, and accumulated net investment (loss) of $0 and $(3) for Technology Fund at September 30, 1997 and September 30, 1996, respectively.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             (WIDE TABLE CONTINUED)

                                                                                                            DIVERSIFIED
                                                                                 STOCK FUND                 GROWTH FUND
                                                                          -----------------------      ----------------------
                                                                             10/1/96      10/1/95       10/1/96       10/1/95
                                                                                  to           to            to            to
                                                                             9/30/97      9/30/96       9/30/97       9/30/96
                                                                          ----------     --------      --------      --------
 OPERATIONS:
 Investment income (loss) - net                                           $   11,503     $  7,891      $  3,987      $  2,593
 Net realized gain on investments                                            166,898       32,493        56,183         3,561
 Net realized gain on futures contracts                                           --           --            --            --
 Net realized loss on closing and expiration of options written                   --           --            --            --
 Net realized gain on forward foreign currency contracts
  and foreign currency transactions                                               --           --            --            --
 Net change in unrealized appreciation (depreciation) of investments         104,252       52,330        83,459        24,066
 Net change in unrealized depreciation of futures contracts                       --           --            --            --
 Net change in unrealized depreciation of purchased options contracts             --           --            --            --
 Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currency and translation of other
  assets and liabilities in foreign currency                                      --           --            --            --
                                                                          ----------     --------      --------      --------
 Net increase in net assets resulting from operations                        282,653       92,714       143,629        30,220
                                                                          ----------     --------      --------      --------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income - net:
  Institutional class                                                        (11,699)      (6,914)       (4,005)       (2,494)
  Retail class A                                                                (419)        (337)          (57)          (49)
  Retail class B                                                                (253)        (342)          (12)          (21)
 Net realized gain on investments:
  Institutional class                                                        (36,144)     (17,819)       (4,541)           --
  Retail class A                                                              (1,898)        (868)         (113)           --
  Retail class B                                                              (2,030)        (881)         (123)           --
                                                                          ----------     --------      --------      --------
 TOTAL DISTRIBUTIONS                                                         (52,443)     (27,161)       (8,851)       (2,564)
                                                                          ==========     ========      ========      ========
 CAPITAL SHARE TRANSACTIONS (1):
 Institutional class
  Proceeds from sales                                                        369,573      138,818        54,925       101,788
  Shares issued in connection with the acquisition
    of Common Trust Fund Assets                                              177,039           --       360,927            --
  Shares issued in connection with the acquisition
    of Limited Volatility Stock Fund                                              --       17,977            --            --
  Reinvestment of distributions                                               30,785       16,568         2,499           832
  Payments for redemptions                                                  (165,426)     (75,002)      (93,542)      (36,094)
                                                                          ----------     --------      --------      --------
 Increase in net assets from Institutional class transactions                411,971       98,361       324,809        66,526
                                                                          ----------     --------      --------      --------
 Retail class A:
  Proceeds from sales                                                         35,133        9,261        17,452         4,071
  Reinvestment of distributions                                                2,180        1,036           139            43
  Payments for redemptions                                                   (18,329)      (3,205)      (13,295)       (2,088)
                                                                          ----------     --------      --------      --------
 Increase (decrease) in net assets from Retail class A transactions           18,984        7,092         4,296         2,026
                                                                          ----------     --------      --------      --------
 Retail class B:
  Proceeds from sales                                                         22,592       14,464         2,391         4,817
  Reinvestment of distributions                                                2,232          626           130            21
  Payments for redemptions                                                    (4,414)      (1,295)         (742)         (436)
                                                                          ----------     --------      --------      --------
 Increase in net assets from Retail class B transactions                      20,410       13,795         1,779         4,402
                                                                          ----------     --------      --------      --------
 Increase in net assets from capital share transactions                      451,365      119,248       330,884        72,954
                                                                          ----------     --------      --------      --------
 Total increase in net assets                                                681,575      184,801       465,662       100,610
 NET ASSETS AT BEGINNING OF PERIOD                                           517,487      332,686       236,993       136,383
                                                                          ==========     ========      ========      ========
 NET ASSETS AT END OF PERIOD (2)                                          $1,199,062     $517,487      $702,655      $236,993
                                                                          ==========     ========      ========      ========
(1)CAPITAL SHARE TRANSACTIONS:
  Shares issued                                                               15,111        6,743         3,578         8,009
  Shares issued in connection with the acquisition
    of Common Trust Fund Assets                                                7,432           --        24,454            --
  Shares issued in connection with the acquisition
    of Limited Volatility Stock Fund                                              --          917            --            --
  Shares issued in lieu of cash distributions                                  1,318          842           172            65
  Shares redeemed                                                             (6,620)      (3,626)       (6,125)       (2,817)
                                                                          ----------     --------      --------      --------
 TOTAL INSTITUTIONAL CLASS TRANSACTIONS                                       17,241        4,876        22,079         5,257
                                                                          ==========     ========      ========      ========
 Retail class A:
  Shares issued                                                                1,344          450         1,125           320
  Shares issued in lieu of cash distributions                                     94           53            10             3
  Shares redeemed                                                               (702)        (154)         (843)         (164)
                                                                          ----------     --------      --------      --------
 TOTAL RETAIL CLASS A TRANSACTIONS                                               736          349           292           159
                                                                          ==========     ========      ========      ========
 Retail class B:
  Shares issued                                                                  916          705           157           388
  Shares issued in lieu of cash distributions                                     97           32             9             1
  Shares redeemed                                                               (178)         (63)          (49)          (34)
                                                                          ----------     --------      --------      --------
 TOTAL RETAIL CLASS B TRANSACTIONS                                               835          674           117           355
                                                                          ==========     ========      ========      ========
 NET INCREASE IN CAPITAL SHARES                                               18,812        5,899        22,488         5,771
                                                                          ==========     ========      ========      ========

                             (WIDE TABLE CONTINUED)


         SPECIAL                    REGIONAL                   EMERGING
       EQUITY FUND                EQUITY FUND                 GROWTH FUND
-----------------------     -----------------------     ----------------------
  10/1/96       10/1/95       10/1/96       10/1/95       10/1/96      10/1/95
       to            to            to            to            to           to
  9/30/97       9/30/96       9/30/97       9/30/96       9/30/97      9/30/96
---------     ---------     ---------     ---------     ---------     --------
$   3,247     $   2,929     $     825     $   1,178     $    (356)    $   (150)
   85,750        43,439        19,934        22,198        11,274        3,207
       --            --            --            --            --           --
  (25,947)           --            --            --            --           --
       --            --            --            --            --           --
   83,135         6,020        92,092         6,241        22,599        4,797
       --            --            --            --            --           --
     (375)           --            --            --            --           --
       --            --            --            --            --           --
---------     ---------     ---------     ---------     ---------     --------
  145,810        52,388       112,851        29,617        33,517        7,854
---------     ---------     ---------     ---------     ---------     --------
   (3,102)       (2,697)       (1,903)         (324)           --          (19)
     (123)         (140)          (99)           (5)           --           --
      (20)          (34)           --            (1)           --           --
  (39,325)      (15,365)       (9,965)      (13,722)       (3,321)      (1,270)
   (2,868)         (848)         (992)       (1,103)          (92)         (15)
   (2,274)         (454)       (1,103)         (703)          (39)          (8)
---------     ---------     ---------     ---------     ---------     --------
  (47,712)      (19,538)      (14,062)      (15,858)       (3,452)      (1,312)
=========     =========     =========     =========     =========     ========
  110,674        56,765        82,313       137,773        63,740       31,596
   80,933            --            --            --        46,861           --
       --            --            --            --            --           --
   35,430        14,489         9,670        12,244         1,052          340
  (53,232)      (54,570)      (81,950)      (91,574)      (61,470)      (6,880)
---------     ---------     ---------     ---------     ---------     --------
  173,805        16,684        10,033        58,443        50,183       25,056
---------     ---------     ---------     ---------     ---------     --------
   50,140        17,664        15,573        13,106        95,546        9,822
    2,873           965         1,069         1,083            80           12
  (40,915)      (14,336)      (12,175)       (4,762)      (93,700)      (8,599)
---------     ---------     ---------     ---------     ---------     --------
   12,098         4,293         4,467         9,427         1,926        1,235
---------     ---------     ---------     ---------     ---------     --------
   18,981         6,794         7,413        20,498           374          546
    2,246           475         1,083           685            40            8
   (2,726)         (676)       (5,552)       (1,808)         (139)         (66)
---------     ---------     ---------     ---------     ---------     --------
   18,501         6,593         2,944        19,375           275          488
---------     ---------     ---------     ---------     ---------     --------
  204,404        27,570        17,444        87,245        52,384       26,779
---------     ---------     ---------     ---------     ---------     --------
  302,502        60,420       116,233       101,004        82,449       33,321
  278,662       218,242       312,134       211,130        75,691       42,370
=========     =========     =========     =========     =========     ========
$ 581,164     $ 278,662     $ 428,367     $ 312,134     $ 158,140     $ 75,691
=========     =========     =========     =========     =========     ========
    5,214         3,051         4,368         8,026         4,420        2,283
    4,323            --            --            --         3,471           --
       --            --            --            --            --           --
    1,921           862           541           772            79           26
   (2,555)       (3,059)       (4,353)       (5,208)       (4,311)        (483)
---------     ---------     ---------     ---------     ---------     --------
    8,903           854           556         3,590         3,659        1,826
=========     =========     =========     =========     =========     ========
    2,393           971           737           765         6,638          701
      156            57            60            69             6            1
   (1,975)         (796)         (598)         (275)       (6,470)        (605)
---------     ---------     ---------     ---------     ---------     --------
      574           232           199           559           174           97
=========     =========     =========     =========     =========     ========
      910           370           407         1,196            26           39
      123            28            62            44             3            1
     (136)          (37)         (305)         (105)          (10)          (5)
---------     ---------     ---------     ---------     ---------     --------
      897           361           164         1,135            19           35
=========     =========     =========     =========     =========     ========
   10,374         1,447           919         5,284         3,852        1,958
=========     =========     =========     =========     =========     ========


                             (WIDE TABLE CONTINUED)


MICRO CAP           INTERNATIONAL                      HEALTH                   TECHNOLOGY
VALUE FUND              FUND                        SCIENCES FUND                  FUND
---------     --------------------------        ---------------------     ----------------------
 8/9/97         10/1/96          10/1/95         10/1/96     1/31/96        10/1/96      10/1/95
     to              to               to              to          to             to           to
9/30/97(3)      9/30/97          9/30/96         9/30/97     9/30/96(4)     9/30/97      9/30/96
---------     ---------        ---------        --------     --------     ---------     --------
$      (7)   $       75        $     (77)      $      15     $     29     $    (583)    $   (332)
   11,421         5,280            1,696           4,727          119         9,979        6,494
       --            --               --              --           --            --           --
       --            --               --              --           --            --           --
       --        11,283            1,198              --           --            --           --
   10,789        33,294             (747)          4,407          (74)       15,172        5,242
       --            --               --              --           --            --           --
       --            --               --              --           --            --           --
       --        (1,826)             714              --           --            --           --
---------     ---------        ---------        --------     --------     ---------     --------
   22,203        48,106            2,784           9,149           74        24,568       11,404
---------     ---------        ---------        --------     --------     ---------     --------
       --        (2,226)(5)       (2,012)(5)         (34)          (9)           --           --
       --           (30)(5)          (17)(5)          --           --            --           --
       --           (12)(5)           (6)(5)          --           --            --           --
       --            --               --            (128)          --        (6,933)      (3,429)
       --            --               --              (5)          --          (379)        (179)
       --            --               --              (3)          --          (555)        (249)
---------     ---------        ---------        --------     --------     ---------     --------
       --        (2,268)          (2,035)           (170)          (9)       (7,867)      (3,857)
=========     =========        =========        ========     ========     =========     ========
    3,788        56,808           49,164           2,588       14,449        51,459       34,655
  239,118            --               --          26,179           --        67,009           --
       --            --               --              --           --            --           --
       --         1,223            1,290              38            2         1,962          826
  (18,504)      (19,454)         (10,326)         (8,779)      (2,008)      (51,305)      (6,682)
---------     ---------        ---------        --------     --------     ---------     --------
  224,402        38,577           40,128          20,026       12,443        69,125       28,799
---------     ---------        ---------        --------     --------     ---------     --------
       41        87,168            2,008             471          618        82,163       11,478
       --            23               11               6           --           354          176
       --       (82,983)            (960)           (414)          (4)      (82,711)      (8,918)
---------     ---------        ---------        --------     --------     ---------     --------
       41         4,208            1,059              63          614          (194)       2,736
---------     ---------        ---------        --------     --------     ---------     --------
       49           899            1,004             247          287         3,349        2,808
       --            12                5               3           --           550          237
       --          (306)            (150)           (105)         (14)       (1,127)        (612)
---------     ---------        ---------        --------     --------     ---------     --------
       49           605              859             145          273         2,772        2,433
---------     ---------        ---------        --------     --------     ---------     --------
  224,492        43,390           42,046          20,234       13,330        71,703       33,968
---------     ---------        ---------        --------     --------     ---------     --------
  246,695        89,228           42,795          29,213       13,395        88,404       41,515
        0       138,377           95,582          13,395           --        74,282       32,767
=========     =========        =========        ========     ========     =========     ========
$ 246,695     $ 227,605        $ 138,377        $ 42,608     $ 13,395     $ 162,686     $ 74,282
=========     =========        =========        ========     ========     =========     ========
      367         4,877            4,841             253        1,478         3,046        2,102
   23,912            --               --           2,753           --         3,862           --
       --            --               --              --           --            --           --
       --           118              130               4           --           116           54
   (1,768)       (1,681)          (1,014)           (860)        (214)       (3,046)        (411)
---------     ---------        ---------        --------     --------     ---------     --------
   22,511         3,314            3,957           2,150        1,264         3,978        1,745
=========     =========        =========        ========     ========     =========     ========
        4         7,347              199              45           64         4,834          667
       --             2                1               1           --            21           12
       --        (6,933)             (94)            (40)          --        (4,829)        (510)
---------     ---------        ---------        --------     --------     ---------     --------
        4           416              106               6           64            26          169
=========     =========        =========        ========     ========     =========     ========
        5            79              100              24           30           209          167
       --             1                1              --           --            33           16
       --           (27)             (15)            (10)          (1)          (69)         (37)
---------     ---------        ---------        --------     --------     ---------     --------
        5            53               86              14           29           173          146
=========     =========        =========        ========     ========     =========     ========
   22,520         3,783            4,149           2,170        1,357         4,177        2,060
=========     =========        =========        ========     ========     =========     ========


(3)  The Micro Cap Value Fund commenced operations on August 9, 1997.

(4)  The Health Sciences Fund commenced operations on January 31, 1996.

(5) Represents a distribution in excess of net investment income due to the tax treatment of foreign currency related transactions.

                              FINANCIAL HIGHLIGHTS
                    For the periods ended September 30, 1997
                 For a share outstanding throughout the period


                                                                                                                         RATIO OF
                                                                                                        RATIO OF NET    EXPENSES TO
                 NET ASSET                 DIVIDENDS   NET ASSET                           RATIO OF      INVESTMENT       AVERAGE
                   VALUE         NET       FROM NET      VALUE              NET ASSETS    EXPENSES TO    INCOME TO      NET ASSETS
                 BEGINNING   INVESTMENT   INVESTMENT    END OF    TOTAL       END OF        AVERAGE       AVERAGE       (EXCLUDING
                 OF PERIOD     INCOME       INCOME      PERIOD    RETURN   PERIOD (000)   NET ASSETS     NET ASSETS      WAIVERS)
                 ------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS FUND
  INSTITUTIONAL CLASS
  1997             $1.00       $0.052      $(0.052)     $1.00      5.32%    $3,615,873       0.45%          5.19%          0.52%
  1996              1.00        0.052       (0.052)      1.00      5.34      3,166,213       0.45           5.20           0.54
  1995              1.00        0.055       (0.055)      1.00      5.64      2,911,055       0.45           5.53           0.60
  1994              1.00        0.035       (0.035)      1.00      3.56      1,307,347       0.45           3.58           0.60
  1993              1.00        0.030       (0.030)      1.00      3.02        682,988       0.45           2.97           0.62
  1992              1.00        0.039       (0.039)      1.00      4.02        203,765       0.45           3.90           0.59
  1991              1.00        0.064       (0.064)      1.00      6.60        193,650       0.45           6.43           0.57
  1990(1)           1.00        0.046       (0.046)      1.00      4.73+       239,231       0.45           7.90           0.55
  RETAIL CLASS A
  1997             $1.00       $0.049      $(0.049)     $1.00      5.06%    $  218,261       0.70%          4.95%          0.77%
  1996              1.00        0.050       (0.050)      1.00      5.08        135,146       0.70           4.94           0.79
  1995(2)           1.00        0.038       (0.038)      1.00      3.84+        96,083       0.70           5.43           0.82%
  RETAIL CLASS B
  1997             $1.00       $0.042      $(0.042)     $1.00      4.27%    $    2,018       1.45%          4,17%          1.52%
  1996              1.00        0.042       (0.042)      1.00      4.29          1,763       1.45           4.15           1.54
  1995(3)           1.00        0.032       (0.032)      1.00      3.28+            14       1.45           4.70           1.57
  CORPORATE TRUST CLASS
  1997             $1.00       $0.050      $(0.050)     $1.00      5.16%    $  113,064       0.60%          5.02%          0.67%
  1996              1.00        0.051       (0.051)      1.00      5.18        109,213       0.60           4.98           0.69
  1995(4)           1.00        0.038       (0.038)      1.00      3.86+         9,735       0.60           5.51           0.72
GOVERNMENT OBLIGATIONS FUND
  INSTITUTIONAL CLASS
  1997             $1.00       $0.051      $(0.051)     $1.00      5.20%    $  946,196       0.45%          5.07%          0.52%
  1996              1.00        0.051       (0.051)      1.00      5.24        777,594       0.45           5.10           0.54
  1995              1.00        0.054       (0.054)      1.00      5.55        551,286       0.45           5.44           0.60
  1994              1.00        0.034       (0.034)      1.00      3.48        455,869       0.45           3.61           0.61
  1993              1.00        0.028       (0.028)      1.00      2.87        237,331       0.45           2.83           0.65
  1992              1.00        0.038       (0.038)      1.00      3.85         93,770       0.45           3.71           0.64
  1991              1.00        0.060       (0.060)      1.00      6.22         72,824       0.45           5.90           0.68
  1990(1)           1.00        0.045       (0.045)      1.00      4.56+        29,704       0.45           7.60           0.98
  CORPORATE TRUST CLASS
  1997             $1.00       $0.049      $(0.049)     $1.00      5.04%    $  337,199       0.60%          4.92%          0.67%
  1996              1.00        0.050       (0.050)      1.00      5.08        269,382       0.60           4.96           0.69
  1995(2)           1.00        0.038       (0.038)      1.00      3.85+       198,859       0.60           5.45           0.70
TREASURY OBLIGATIONS FUND
  INSTITUTIONAL CLASS
  1997             $1.00       $0.050      $(0.050)     $1.00      5.14%    $  897,797       0.45%          5.03%          0.53%
  1996              1.00        0.050       (0.050)      1.00      5.15        317,392       0.45           5.00           0.55
  1995(4)           1.00        0.038       (0.038)      1.00      3.83+       117,171       0.45           5.50           0.55
  CORPORATE TRUST CLASS
  1997             $1.00       $0.049      $(0.049)     $1.00      4.98%    $2,847,215       0.60%          4.88%          0.68%
  1996              1.00        0.049       (0.049)      1.00      5.00      1,616,130       0.60           4.86           0.70
  1995              1.00        0.051       (0.051)      1.00      5.22      1,038,818       0.60           5.13           0.70
  1994(5)           1.00        0.031       (0.031)      1.00      3.12+       746,090       0.58           3.19           0.68


+    Returns are for the period indicated and have not been annualized.

(1) Commenced operations on March 1, 1990. All ratios for the period have been annualized.

(2) Commenced operations on January 21, 1995. All ratios for the period have been annualized.

(3) Commenced operations on January 23, 1995. All ratios for the period have been annualized.

(4) Commenced operations on January 24, 1995. All ratios for the period have been annualized.

(5) Commenced operations on October 4, 1993. All ratios for the period have been annualized.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              Financial Highlights
                    For the periods ended September 30, 1997
                 For a share outstanding throughout the period


                                                 REALIZED AND
                                                  UNREALIZED    DIVIDENDS
                     NET ASSET         NET         GAINS OR      FROM NET    DISTRIBUTIONS
                  VALUE BEGINNING   INVESTMENT   (LOSSES) ON    INVESTMENT       FROM
                     OF PERIOD        INCOME     INVESTMENTS      INCOME     CAPITAL GAINS
                  ------------------------------------------------------------------------
LIMITED TERM INCOME FUND
 INSTITUTIONAL CLASS
 1997                $   9.91        $  0.56      $   0.03      $   (0.56)    $      --
 1996                    9.92           0.58         (0.01)         (0.58)           --
 1995                    9.85           0.56          0.07          (0.56)           --
 1994(1)                10.02           0.29         (0.17)         (0.29)           --
 RETAIL CLASS A
 1997                $   9.91        $  0.56      $   0.03      $   (0.56)    $      --
 1996                    9.92           0.58         (0.01)         (0.58)           --
 1995                    9.85           0.56          0.07          (0.56)           --
 1994                   10.06           0.44         (0.22)         (0.43)           --
 1993(2)                10.00           0.29          0.07          (0.30)           --
INTERMEDIATE TERM INCOME FUND
 INSTITUTIONAL CLASS
 1997                $   9.93        $  0.55      $   0.13      $   (0.56)    $   (0.07)
 1996                    9.94           0.55            --          (0.55)        (0.01)
 1995                    9.55           0.58          0.39          (0.58)           --
 1994(1)                10.01           0.31         (0.46)         (0.31)           --
 RETAIL CLASS A
 1997                $   9.93        $  0.55      $   0.15      $   (0.56)    $   (0.07)
 1996                    9.94           0.55            --          (0.55)        (0.01)
 1995                    9.55           0.59          0.38          (0.58)           --
 1994                   10.22           0.46         (0.56)         (0.46)        (0.11)
 1993(2)                10.00           0.41          0.29          (0.41)        (0.07)
INTERMEDIATE GOVERNMENT BOND FUND
 INSTITUTIONAL CLASS
 1997                $   9.18        $  0.54      $   0.09      $   (0.54)    $      --
 1996                    9.29           0.54         (0.11)         (0.54)           --
 1995                    8.98           0.54          0.31          (0.54)           --
 1994(1)                 9.41           0.27         (0.43)         (0.27)           --
 RETAIL CLASS A
 1997                $   9.19        $  0.54      $   0.09      $   (0.54)    $      --
 1996                    9.29           0.54         (0.10)         (0.54)           --
 1995                    8.98           0.54          0.31          (0.54)           --
 1994                    9.52           0.41         (0.51)         (0.39)        (0.05)
 1993                   10.18           0.44          0.02          (0.44)        (0.68)
 1992                   10.25           0.60          0.28          (0.60)        (0.35)
 1991(3)                10.01           0.65          0.24          (0.65)           --
 1990(4)                10.05           0.75         (0.04)         (0.75)           --
 1989(4)                 9.99           0.74          0.06          (0.74)           --
 1988(4)(5)             10.03           0.58         (0.01)         (0.61)           --
FIXED INCOME FUND
 INSTITUTIONAL CLASS
 1997                $  10.76        $  0.62      $   0.27      $   (0.62)    $   (0.07)
 1996                   10.97           0.63         (0.11)         (0.63)        (0.10)
 1995                   10.37           0.66          0.62          (0.65)        (0.03)
 1994(1)                11.11           0.38         (0.74)         (0.38)           --
 RETAIL CLASS A
 1997                $  10.77        $  0.59      $   0.27      $   (0.59)    $   (0.07)
 1996                   10.98           0.61         (0.11)         (0.61)        (0.10)
 1995                   10.37           0.66          0.61          (0.63)        (0.03)
 1994                   11.38           0.57         (0.89)         (0.57)        (0.12)
 1993                   11.13           0.62          0.36          (0.61)        (0.12)
 1992                   10.59           0.66          0.60          (0.66)        (0.06)
 1991(3)                10.01           0.65          0.58          (0.65)           --
 1990(4)                10.44           0.74         (0.26)         (0.74)        (0.17)
 1989(4)                10.13           0.74          0.31          (0.74)           --
 1988(4)(5)             10.03           0.62          0.13          (0.65)           --
 RETAIL CLASS B
 1997                $  10.72        $  0.51      $   0.26      $   (0.51)    $   (0.07)
 1996                   10.94           0.52         (0.11)         (0.53)        (0.10)
 1995                   10.35           0.58          0.60          (0.56)        (0.03)
 1994(6)                10.54           0.08         (0.17)         (0.10)           --


                             (WIDE TABLE CONTINUED)

                                                                                        RATIO OF
                                                                        RATIO OF NET   EXPENSES TO
                   NET ASSET                               RATIO OF      INVESTMENT     AVERAGE
                     VALUE                  NET ASSETS    EXPENSES TO    INCOME TO     NET ASSETS   PORTFOLIO
                    END OF      TOTAL         END OF        AVERAGE       AVERAGE      (EXCLUDING   TURNOVER
                    PERIOD    RETURN (A)   PERIOD (000)   NET ASSETS     NET ASSETS     WAIVERS)      RATE
                   ------------------------------------------------------------------------------------------
LIMITED TERM INCOME FUND
 INSTITUTIONAL CLASS
 1997              $   9.94       6.09%      $184,368        0.60%         5.60%          0.90%        147%
 1996                  9.91       5.93         93,588        0.60           5.80          0.84          61
 1995                  9.92       6.57        111,439        0.60           5.67          0.97         120
 1994(1)               9.85      1.24+         70,266        0.60           4.40          1.03          48
 RETAIL CLASS A
 1997              $   9.94       6.09%      $  7,152        0.60%         5.61%          1.15%        147%
 1996                  9.91       5.93          7,627        0.60           5.80          1.09          61
 1995                  9.92       6.57          9,977        0.60           5.60          1.22         120
 1994                  9.85       2.21          9,509        0.60           4.17          1.23          48
 1993(2)              10.06      3.61+        121,800        0.60           3.61          1.27         104
INTERMEDIATE TERM INCOME FUND
 INSTITUTIONAL CLASS
 1997              $   9.98       6.98%      $324,250        0.70%         5.51%          0.92%        165%
 1996                  9.93       5.63         98,702        0.70           5.45          0.88         161
 1995                  9.94      10.51         88,375        0.70           5.94          0.94          69
 1994(1)               9.55      (1.48)+       68,445        0.58           4.81          1.07         177
 RETAIL CLASS A
 1997              $  10.00       7.19%      $  2,484        0.70%         5.51%          1.17%        165%
 1996                  9.93       5.63          2,213        0.70           5.43          1.13         161
 1995                  9.94      10.51          2,437        0.70           5.97          1.19          69
 1994                  9.55      (1.05)         3,208        0.69           2.48          1.24         177
 1993(2)              10.22      7.21+         67,291        0.70           4.90          1.29         163
INTERMEDIATE GOVERNMENT BOND FUND
 INSTITUTIONAL CLASS
 1997              $   9.27       7.07%      $181,889        0.70%         5.88%          0.87%         22%
 1996                  9.18       4.74        140,230        0.70           5.85          0.85          29
 1995                  9.29       9.82        100,168        0.70           6.13          0.97          17
 1994(1)               8.98      (1.66)+       27,776        0.36           5.32          1.45          74
 RETAIL CLASS A
 1997              $   9.28       7.06%      $  3,525        0.70%         5.88%          1.12%         22%
 1996                  9.19       4.85          3,320        0.70           5.85          1.10          29
 1995                  9.29       9.82          2,860        0.70           6.10          1.22          17
 1994                  8.98      (1.13)         1,977        0.53           4.49          2.14          74
 1993                  9.52       4.99          3,716        0.71           4.00          4.73         182
 1992                 10.18       8.88            589        0.99           6.03         14.14         101
 1991(3)              10.25      9.13+          1,756        0.99           6.99          6.76         100
 1990(4)              10.01       7.41          1,573        1.08           7.57          5.55          40
 1989(4)              10.05       8.35          1,501        1.19           7.49          9.65          72
 1988(4)(5)            9.99      6.18+            375        0.95           6.78         17.20           0
FIXED INCOME FUND
 INSTITUTIONAL CLASS
 1997              $  10.96       8.54%      $705,719        0.70%         5.71%          0.88%        130%
 1996                 10.76       4.90        391,211        0.70           5.81          0.87         108
 1995                 10.97      12.86        289,816        0.70           6.28          0.94         106
 1994(1)              10.37      (3.23)+       90,187        0.61           5.53          0.92         142
 RETAIL CLASS A
 1997              $  10.97       8.26%      $  8,535        0.95%         5.44%          1.13%        130%
 1996                 10.77       4.64          8,332        0.95           5.55          1.12         108
 1995                 10.98      12.78          7,853        0.86           6.14          1.19         106
 1994                 10.37      (2.92)         8,028        0.68           3.83          1.06         142
 1993                 11.38       9.20         53,601        0.70           5.65          1.14          91
 1992                 11.13      12.34          5,645        0.99           6.12          2.68         180
 1991(3)              10.59     12.48+          6,045        0.99           6.85          4.11         176
 1990(4)              10.01       5.14          2,209        1.07           7.49          5.46         144
 1989(4)              10.44      10.93            555        1.22           7.26         22.44         157
 1988(4)(5)           10.13      8.07+            240        0.96           7.18         20.70          93
 RETAIL CLASS B
 1997              $  10.91       7.40%      $ 15,253        1.70%         4.68%          1.88%        130%
 1996                 10.72       3.93         16,092        1.70           4.81          1.87         108
 1995                 10.94      11.75          7,280        1.70           5.12          1.94         106
 1994(6)              10.35      (0.88)+          115        1.70           4.89          1.92         142


+    Returns are for the period indicated and have not been annualized.

(A)  Excluding sales charges.

(1) Institutional Class shares have been offered since February 4, 1994. All ratios for the period have been annualized.

(2) Commenced operations on December 14, 1992. All ratios for the period have been annualized.

(3) On September 3, 1991, the Board of Directors of FAIF approved a change in the FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.

(4)  For the period ended October 31.

(5) Commenced operations on December 22, 1987. All ratios for the period have been annualized.

(6) Retail Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                    For the periods ended september 30, 1997
                 For a share outstanding throughout the period


                                           REALIZED
                                             AND
                NET ASSET                 UNREALIZED     DIVIDENDS                    NET ASSET            NET ASSETS
                  VALUE         NET        GAINS OR      FROM NET     DISTRIBUTIONS     VALUE      TOTAL     END OF
                BEGINNING   INVESTMENT   (LOSSES) ON    INVESTMENT       FROM          END OF     RETURN     PERIOD
                OF PERIOD     INCOME     INVESTMENTS      INCOME     CAPITAL GAINS     PERIOD       (A)      (000)
                -----------------------------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX FREE FUND
INSTITUTIONAL CLASS
1997(1)         $ 10.00      $ 0.06        $ 0.03       $ (0.06)        $   --         $ 10.03     0.92%    $ 33,287
RETAIL CLASS A
1997(1)         $ 10.00      $ 0.06          0.04       $ (0.06)        $   --         $ 10.04     1.02%    $      1

COLORADO INTERMEDIATE TAX FREE FUND
INSTITUTIONAL CLASS
1997            $ 10.42      $ 0.48        $ 0.24       $ (0.48)       $ (0.05)        $ 10.61     7.11%    $ 54,378
1996              10.51        0.49         (0.04)        (0.49)         (0.05)          10.42     4.39       48,927
1995              10.16        0.48          0.36         (0.49)            --           10.51     8.47       50,071
1994(7)           10.00        0.22          0.16         (0.22)            --           10.16     3.76+       7,281
RETAIL CLASS A
1997            $ 10.42      $ 0.48        $ 0.24       $ (0.48)       $ (0.05)        $ 10.61     7.11%    $  4,187
1996              10.51        0.49         (0.04)        (0.49)         (0.05)          10.42     4.39        2,861
1995              10.15        0.49          0.36         (0.49)            --           10.51     8.57        2,189
1994(7)           10.00        0.21          0.16         (0.22)            --           10.15     3.66+         693

MINNESOTA INSURED INTERMEDIATE TAX FREE FUND
INSTITUTIONAL CLASS
1997            $  9.91      $ 0.44        $ 0.18       $ (0.44)       $ (0.03)          10.06     6.42%    $297,122
1996               9.92        0.45          0.02         (0.45)         (0.03)           9.91     4.80       93,394
1995               9.59        0.45          0.33         (0.45)            --            9.92     8.34       61,693
1994(6)           10.00        0.25         (0.41)        (0.25)            --            9.59    (1.58)+     20,272
RETAIL CLASS A
1997            $  9.91      $ 0.44        $ 0.21       $ (0.44)       $ (0.44)          10.09     6.72%    $  7,453
1996               9.92        0.45          0.02         (0.45)         (0.03)           9.91     4.80        3,916
1995               9.58        0.46          0.33         (0.45)            --            9.92     8.46        2,219
1994(6)           10.00        0.25         (0.42)        (0.25)            --            9.58    (1.68)+      1,508

OREGON INTERMEDIATE TAX FREE FUND
INSTITUTIONAL CLASS
1997(1)         $ 10.00      $ 0.07        $ 0.05       $ (0.07)       $    --         $ 10.05     1.17%    $182,069

INTERMEDIATE TAX FREE FUND
INSTITUTIONAL CLASS
1997            $ 10.65      $ 0.47        $ 0.23       $ (0.47)       $ (0.06)        $ 10.82     6.75%    $431,000
1996              10.72        0.46          0.00         (0.46)         (0.07)          10.65     4.35       66,994
1995              10.28        0.49          0.43         (0.48)            --           10.72     9.15       46,025
1994(2)           10.89        0.29         (0.61)        (0.29)            --           10.28    (2.91)+      6,168
RETAIL CLASS A
1997            $ 10.66      $ 0.47        $ 0.24       $ (0.47)       $ (0.06)        $ 10.84     6.84%    $  3,849
1996              10.72        0.46          0.01         (0.46)         (0.07)          10.66     4.45        2,618
1995              10.28        0.49          0.43         (0.48)            --           10.72     9.15          983
1994              10.92        0.44         (0.57)        (0.44)         (0.07)          10.28    (1.25)       1,128
1993              10.56        0.47          0.42         (0.47)         (0.06)          10.92     8.66        2,969
1992              10.34        0.53          0.22         (0.53)            --           10.56     7.23          725
1991(3)           10.04        0.50          0.31         (0.50)         (0.01)          10.34     8.15+         637
1990(4)           10.08        0.56         (0.04)        (0.56)            --           10.04     5.31          537
1989(4)           10.19        0.56         (0.11)        (0.56)            --           10.08     4.57          491
1988(4)(5)        10.03        0.47          0.16         (0.47)            --           10.19     6.73+         425

ASSET ALLOCATION FUND
INSTITUTIONAL CLASS
1997            $ 12.34      $ 0.42        $ 1.83       $ (0.43)       $ (1.09)        $ 13.07    19.69%    $108,821
1996              11.72        0.37          1.03         (0.37)         (0.41)          12.34    12.37       54,781
1995              10.38        0.38          1.58         (0.37)         (0.25)          11.72    19.75       43,210
1994(2)           10.68        0.20         (0.30)        (0.20)            --           10.38    (0.90)+     47,227
RETAIL CLASS A
1997            $ 12.35      $ 0.39        $ 1.83       $ (0.40)       $ (1.09)        $ 13.08    19.39%    $  2,368
1996              11.73        0.34          1.03         (0.34)         (0.41)          12.35    12.09        1,841
1995              10.39        0.36          1.58         (0.35)         (0.25)          11.73    19.51          993
1994              10.60        0.27         (0.08)        (0.26)         (0.14)          10.39     1.81          707
1993(8)           10.00        0.19          0.60         (0.19)            --           10.60     8.01+      56,393
RETAIL CLASS B
1997            $ 12.29      $ 0.30        $ 1.82       $ (0.31)       $ (1.09)        $ 13.01    18.55%    $  4,958
1996              11.68        0.25          1.02         (0.25)         (0.41)          12.29    11.29        2,300
1995              10.37        0.27          1.57         (0.28)         (0.25)          11.68    18.51          571
1994(9)           10.40        0.05         (0.03)        (0.05)            --           10.37     0.19+          11


                       [WIDE TABLE CONTINUED FROM ABOVE]


               RATIO OF     RATIO OF
                  NET      EXPENSES TO
 RATIO OF     INVESTMENT     AVERAGE                   AVERAGE
EXPENSES TO    INCOME TO    NET ASSETS   PORTFOLIO    COMMISSION
 AVERAGE        AVERAGE    (EXCLUDING    TURNOVER        RATE
NET ASSETS    NET ASSETS     WAIVERS)      RATE           (B)
----------------------------------------------------------------


   0.69%         4.14%         1.11%          3%       $    --

   0.69%         4.48          1.36%          3%       $    --



   0.70%         4.55%         0.91%         11%       $    --
   0.70          4.69          0.93          20             --
   0.70          4.84          1.02          19             --
   0.69          4.51          4.71           4             --

   0.70%         4.55%         1.16%         11%       $    --
   0.70          4.69          1.18          20             --
   0.70          4.83          1.27          19             --
   0.69          4.51          4.96           4             --



   0.70%         4.47%         0.90%         20%       $    --
   0.70          4.53          0.93          19             --
   0.70          4.76          1.00          38             --
   0.67          4.57          1.59          22             --

   0.70%         4.49%         1.15%         20%       $    --
   0.70          4.52          1.18          19             --
   0.70          4.74          1.25          38             --
   0.67          4.57          1.84          22             --



   0.70%         4.55%         1.09           4%       $    --



   0.67%         4.40%         0.93%         66%       $    --
   0.66          4.35          0.92          53             --
   0.67          4.73          1.05          68             --
   0.45          4.48          2.20          52             --

   0.67%         4.41%         1.18%         66%       $    --
   0.66          4.35          1.17          53             --
   0.67          4.71          1.30          68             --
   0.59          4.13          2.78          52             --
   0.71          4.31          5.09          27             --
   0.99          4.83         16.09          23             --
   0.99          5.35         15.48          15             --
   1.08          5.58         13.85           4             --
   1.09          5.57         19.55           4             --
   0.84          5.87         13.60           0             --



   0.80%         3.50%         0.93%         51%       $0.0400
   0.80          3.08          1.03          57         0.0409
   0.79          3.53          1.01          87             --
   0.75          2.91          1.12          32             --

   1.05%         3.23%         1.18%         51%       $0.0400
   1.05          2.84          1.28          57         0.0409
   0.99          3.29          1.26          87             --
   0.75          2.01          1.29          32             --
   0.75          2.40          1.34          31             --

   1.80%         2.53%         1.93%         51%       $0.0400
   1.80          2.12          2.03          57         0.0409
   1.79          2.35          2.01          87             --
   1.75          1.94          2.12          32             --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                    For the periods ended september 30, 1997
                 For a share outstanding throughout the period

                                          REALIZED
                                             AND
                NET ASSET                UNREALIZED     DIVIDENDS                    DISTRIBUTIONS    NET ASSET
                  VALUE         NET        GAINS OR     FROM NET    DISTRIBUTIONS        FROM          VALUE       TOTAL
                BEGINNING   INVESTMENT   (LOSSES) ON   INVESTMENT       FROM            RETURN         END OF      RETURN
                OF PERIOD     INCOME     INVESTMENTS     INCOME     CAPITAL GAINS     OF CAPITAL       PERIOD       (A)
                ---------------------------------------------------------------------------------------------------------
BALANCED FUND
INSTITUTIONAL CLASS
1997            $ 13.15      $ 0.42        $  2.86      $ (0.42)      $ (0.58)         $    --        $ 15.43      26.17%
1996              12.13        0.42           1.43        (0.42)        (0.41)              --          13.15      15.89
1995              10.54        0.40           1.73        (0.39)        (0.15)              --          12.13      20.89
1994(2)           10.86        0.25          (0.32)       (0.25)           --               --          10.54      (0.64)+
RETAIL CLASS A
1997            $ 13.14      $ 0.39        $  2.85      $ (0.39)      $ (0.58)         $    --        $ 15.41      25.80%
1996              12.12        0.39           1.43        (0.39)        (0.41)              --          13.14      15.61
1995              10.54        0.38           1.72        (0.37)        (0.15)              --          12.12      20.57
1994              10.73        0.34          (0.02)       (0.34)        (0.17)              --          10.54       3.02
1993(8)           10.00        0.28           0.75        (0.28)        (0.02)              --          10.73      10.39+
RETAIL CLASS B
1997            $ 13.10      $ 0.29        $  2.84      $ (0.29)      $ (0.58)         $    --        $ 15.36      24.93%
1996              12.09        0.31           1.42        (0.31)        (0.41)              --          13.10      14.78
1995              10.53        0.29           1.71        (0.29)        (0.15)              --          12.09      19.58
1994(9)           10.66        0.06          (0.12)       (0.07)           --               --          10.53      (0.55)+

REAL ESTATE SECURITIES FUND
INSTITUTIONAL CLASS
1997            $ 11.53      $ 0.74        $  3.43      $ (0.67)      $ (0.03)         $ (0.01)       $ 14.99      37.07%
1996              10.37        0.57           1.29        (0.53)           --            (0.17)         11.53      18.53
1995(10)          10.00        0.13           0.39        (0.11)           --            (0.04)         10.37       5.19+
RETAIL CLASS A
1997            $ 11.52      $ 0.72        $  3.42      $ (0.65)      $ (0.03)         $ (0.01)       $ 14.97      36.77%
1996              10.38        0.52           1.30        (0.51)           --            (0.17)         11.52      18.17
1995(11)          10.37          --           0.01           --            --               --          10.38       0.00
RETAIL CLASS B
1997            $ 11.46      $ 0.63        $  3.38      $ (0.57)      $ (0.03)         $ (0.01)       $ 14.86      35.77%
1996              10.37        0.44           1.27        (0.45)           --            (0.17)         11.46      17.00
1995(11)          10.37          --             --           --            --               --          10.37       0.00



                       [WIDE TABLE CONTINUED FROM ABOVE]


                             RATIO OF      RATIO OF
                               NET        EXPENSES TO
NET ASSETS     RATIO OF     INVESTMENT      AVERAGE
  END OF      EXPENSES TO   INCOME TO      NET ASSETS    PORTFOLIO     AVERAGE
  PERIOD        AVERAGE      AVERAGE       (EXCLUDING    TURNOVER     COMMISSION
  (000)       NET ASSETS    NET ASSETS      WAIVERS)       RATE          RATE
--------------------------------------------------------------------------------


$ 418,087        0.80%         2.99%         0.88%          84%        $ 0.0700
  332,786        0.80          3.31          0.89           73           0.0619
  192,145        0.79          3.61          0.94           77               --
  125,285        0.75          3.51          1.05           98               --

$  32,309        1.05%         2.74%         1.13%          84%        $ 0.0700
   20,927        1.05          3.05          1.14           73           0.0619
   15,288        0.99          3.41          1.19           77               --
   13,734        0.77          2.63          1.24           98               --
  111,225        0.75          3.31          1.29           77               --

$  43,707        1.80%         1.99%         1.88%          84%        $ 0.0700
   15,542        1.80          2.32          1.89           73           0.0619
    3,120        1.79          2.60          1.94           77               --
      270        1.75          2.80          2.05           98



$  40,501        0.80%         4.57%         1.05%          14%        $ 0.0700
   17,895        0.80          5.13          1.51            8           0.0704
    5,756        0.80          6.01          2.34            0               --

$   2,105        1.05%         4.46%         1.30%          14%        $ 0.0700
      226        1.05          4.36          1.76            8           0.0704
        1        1.05          0.00          2.59            0               --

$   3,318        1.80%         3.61%         2.00%          14%        $ 0.0700
      263        1.80          4.29          2.51            8           0.0704
        1        1.80          0.00          3.34            0               --



*    All ratios for the period have been annualized.

+    Returns are for the period indicated and have not been annualized.

(A)  Excluding sales charges.

(B) Beginning in 1996, average commision rate paid per share is disclosed for all applicable security purchases and sales subject to commissions. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

(1) Commenced operations on August 8, 1997. All ratios for the period have been annualized.

(2) Institutional Class shares have been offered since February 4, 1994. All ratios for the period have been annualized.

(3) On September 3, 1991, the Board of Directors of FAIF approved a change in the FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.

(4)  For the period ended October 31.

(5) Commenced operations on December 22, 1987. All ratios for the period have been annualized.

(6) Commenced operations on February 25, 1994. All ratios for the period have been annualized.

(7) Commenced operations on April 4, 1994. All ratios for the period have been annualized.

(8) Commenced operations on December 14, 1992. All ratios for the period have been annualized.

(9) Retail Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.

(10) Commenced operations on June 30, 1995. All ratios for the period have been annualized.

(11) Commenced operations on September 29, 1995. All ratios for the period have been annualized.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                    For the periods ended September 30, 1997
                 For a share outstanding throughout the period

                                           REALIZED
                                             AND
                NET ASSET                 UNREALIZED   DIVIDENDS                     NET ASSET              NET ASSETS
                  VALUE         NET       GAINS OR     FROM NET    DISTRIBUTIONS      VALUE      TOTAL        END OF
                BEGINNING   INVESTMENT   (LOSSES) ON  INVESTMENT       FROM           END OF     RETURN       PERIOD
                OF PERIOD     INCOME     INVESTMENTS    INCOME     CAPITAL GAINS      PERIOD      (A)          (000)
                ------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
INSTITUTIONAL CLASS
1997            $ 12.66       $0.43       $  3.40      $ (0.44)       $ (0.35)       $ 15.70      31.45%    $  369,919
1996              11.24        0.42          1.43        (0.42)         (0.01)         12.66      16.79         64,590
1995               9.89        0.41          1.35        (0.41)            --          11.24      18.24         52,126
1994(1)            9.90        0.07         (0.03)       (0.05)            --           9.89       0.45+        17,489
RETAIL CLASS A
1997            $ 12.65       $0.40       $  3.40      $ (0.41)       $ (0.35)       $ 15.69      31.16%    $    7,276
1996              11.24        0.39          1.42        (0.39)         (0.01)         12.65      16.41          2,581
1995               9.89        0.41          1.33        (0.39)            --          11.24      18.06          1,995
1994(2)            9.87        0.41            --        (0.39)            --           9.89       4.22+         1,852
1993(3)(4)        10.00        0.57         (0.14)       (0.56)            --           9.87       4.44+        28,786
RETAIL CLASS B
1997            $ 12.61       $0.29       $  3.37      $ (0.30)       $ (0.35)       $ 15.62      30.06%    $    6,619
1996              11.20        0.31          1.42        (0.31)         (0.01)         12.61      15.66          3,770
1995               9.88        0.33          1.32        (0.33)            --          11.20      17.10          1,233
1994(5)            9.87        0.04          0.02        (0.05)            --           9.88       0.57+             1

EQUITY INDEX FUND
INSTITUTIONAL CLASS
1997            $ 15.47       $0.29       $  5.70      $ (0.29)       $ (0.43)       $ 20.74      39.85%    $  557,258
1996              13.34        0.31          2.31        (0.31)         (0.18)         15.47      19.98        348,539
1995              10.67        0.28          2.75        (0.27)         (0.09)         13.34      29.17        218,932
1994(6)           10.85        0.20         (0.18)       (0.20)            --          10.67       0.18+       163,688
RETAIL CLASS A
1997            $ 15.49       $0.12       $  5.70      $ (0.12)       $ (0.43)       $ 20.76      39.47%    $   15,977
1996              13.35        0.27          2.32        (0.27)         (0.18)         15.49      19.75          6,221
1995              10.68        0.25          2.76        (0.25)         (0.09)         13.35      28.90          2,140
1994              10.60        0.25          0.09        (0.25)         (0.01)         10.68       3.25            758
1993(7)           10.00        0.20          0.60        (0.20)            --          10.60       8.02+       139,957
RETAIL CLASS B
1997            $ 15.43       $0.12       $  5.67      $ (0.12)       $ (0.43)       $ 20.67      38.45%    $   23,733
1996              13.30        0.17          2.31        (0.17)         (0.18)         15.43      18.95          8,252
1995              10.66        0.23          2.68        (0.18)         (0.09)         13.30      27.87          1,197
1994(5)           10.68        0.01          0.04        (0.07)            --          10.66       0.48+            29

STOCK FUND
INSTITUTIONAL CLASS
1997            $ 22.60       $0.39       $  7.90      $ (0.38)       $ (1.76)       $ 28.75      39.13%    $1,095,262
1996              19.56        0.42          4.09        (0.42)         (1.05)         22.60      24.32        471,206
1995              16.50        0.36          3.64        (0.35)         (0.59)         19.56      25.50        312,559
1994(6)           16.47        0.25          0.03        (0.25)            --          16.50       1.70+       154,949
RETAIL CLASS A
1997            $ 22.59       $0.33       $  7.90      $ (0.32)       $ (1.76)       $ 28.74      38.82%    $   50,381
1996              19.57        0.36          4.07        (0.36)         (1.05)         22.59      23.90         22,965
1995              16.51        0.33          3.64        (0.32)         (0.59)         19.57      25.26         13,076
1994              16.00        0.31          1.00        (0.30)         (0.50)         16.51       8.35          8,421
1993              14.04        0.22          1.99        (0.23)         (0.02)         16.00      15.82        134,186
1992              13.62        0.24          0.81        (0.29)         (0.34)         14.04       7.88          3,644
1991(8)           10.64        0.28          2.95        (0.22)         (0.03)         13.62      30.49+         2,386
1990(9)           12.09        0.25         (1.17)       (0.25)         (0.28)         10.64      (8.22)         1,161
1989(9)           10.35        0.25          1.70        (0.20)         (0.01)         12.09      20.33            323
1988(9)(10)       10.03        0.27          0.35        (0.30)            --          10.35       6.40+           206
RETAIL CLASS B
1997            $ 22.50       $0.18       $  7.81      $ (0.18)       $ (1.76)       $ 28.55      37.71%    $   53,420
1996              19.49        0.22          4.06        (0.22)         (1.05)         22.50      23.08         23,316
1995              16.49        0.26          3.55        (0.22)         (0.59)         19.49      24.20          7,051
1994(5)           16.65        0.03         (0.10)       (0.09)            --          16.49      (0.43)+          346

DIVERSIFIED GROWTH FUND
INSTITUTIONAL CLASS
1997            $ 13.66       $0.12       $  4.26      $ (0.13)       $ (0.27)       $ 17.64      32.75%    $  681,151
1996              11.78        0.18          1.88        (0.18)            --          13.66      17.58        225,900
1995               9.10        0.17          2.67        (0.16)            --          11.78      31.57        132,854
1994(1)            8.92        0.03          0.18        (0.03)            --           9.10       2.36+        31,875
RETAIL CLASS A
1997            $ 13.63       $0.09       $  4.28      $ (0.10)       $ (0.27)       $ 17.63      32.69%    $   12,017
1996              11.75        0.15          1.88        (0.15)            --          13.63      17.38          5,318
1995               9.09        0.15          2.66        (0.15)            --          11.75      31.21          2,710
1994(2)            9.39        0.10         (0.29)       (0.11)            --           9.09      (2.07)+        1,900
1993(3)(4)        10.00        0.11         (0.63)       (0.09)            --           9.39      (5.18)+       31,084
RETAIL CLASS B
1997            $ 13.57       $0.01       $  4.18      $ (0.02)       $ (0.27)       $ 17.47      31.42%    $    9,487
1996              11.73        0.08          1.84        (0.08)            --          13.57      16.41          5,775
1995               9.09        0.09          2.65        (0.10)            --          11.73      30.29            819
1994(5)            8.87        0.01          0.23        (0.02)            --           9.09       2.75+            12



                       [WIDE TABLE CONTINUED FROM ABOVE]



                 RATIO OF      RATIO OF
                   NET        EXPENSES TO
 RATIO OF      INVESTMENT       AVERAGE                  AVERAGE
EXPENSES TO     INCOME TO     NET ASSETS    PORTFOLIO   COMMISSION
  AVERAGE        AVERAGE      (EXCLUDING    TURNOVER       RATE
NET ASSETS     NET ASSETS      WAIVERS)       RATE          (B)
------------------------------------------------------------------


   0.75%          3.12%          0.92%        39%     $ 0.0571
   0.75           3.50           0.95         23        0.0700
   0.75           4.11           1.06         23            --
   0.75           5.61           1.14        108            --

   1.00%          2.96%          1.17%        39%     $ 0.0571
   1.00           3.25           1.20         23        0.0700
   0.92           3.91           1.31         23            --
   0.88           4.88           1.39        108            --
   0.75           6.09           1.36         68            --

   1.75%          2.19%          1.92%        39%     $ 0.0571
   1.75           2.49           1.95         23        0.0700
   1.75           3.05           2.06         23            --
   1.75           4.39           2.14        108            --



   0.35%          1.62%          0.88%         8%     $ 0.0419
   0.35           2.14           0.90         10        0.0377
   0.35           2.41           0.95          9            --
   0.35           2.59           1.03         11            --

   0.60%          1.36%          1.13%         8%     $ 0.0419
   0.60           1.87           1.15         10        0.0377
   0.57           2.16           1.20          9            --
   0.35           2.23           1.23         11            --
   0.35           2.52           1.30          1            --

   1.35%          0.61%          1.88%         8%     $ 0.0419
   1.35           1.11           1.90         10        0.0377
   1.35           1.34           1.95          9            --
   1.35           1.68           2.03         11            --



   0.80%          1.39%          0.89%        57%     $ 0.0640
   0.80           1.90           0.88         40        0.0653
   0.79           2.10           0.94         52            --
   0.75           2.28           1.01         65            --

   1.05%          1.14%          1.14%        57%     $ 0.0640
   1.05           1.64           1.13         40        0.0653
   1.00           1.89           1.19         52            --
   0.76           1.51           1.20         65            --
   0.75           1.94           1.28         48            --
   1.45           1.75           4.46         39            --
   1.45           2.47           7.42         76            --
   1.45           2.24           9.47         41            --
   1.24           2.26          36.39         74            --
   1.02           2.67          28.60         80            --

   1.80%          0.39%          1.89%        57%     $ 0.0640
   1.80           0.89           1.88         40        0.0653
   1.79           1.10           1.94         52            --
   1.75           1.58           2.01         65            --



   0.80%          0.77%          0.89%        34%     $ 0.0633
   0.79           1.39           0.92         21        0.0593
   0.75           1.69           1.01         28            --
   0.75           2.37           1.08        101            --

   1.05%          0.57%          1.14%        34%     $ 0.0633
   1.04           1.13           1.17         21        0.0593
   0.92           1.52           1.26         28            --
   0.90           1.15           1.33        101            --
   0.78           1.26           1.25          5            --

   1.80%         (0.18%)         1.89%        34%     $ 0.0633
   1.79           0.36           1.92         21        0.0593
   1.75           0.58           2.01         28            --
   1.75           1.20           2.08        101            --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                    For the periods ended september 30, 1997
                 For a share outstanding throughout the period

                                            REALIZED AND
                 NET ASSET                   UNREALIZED     DIVIDENDS                    NET ASSET
                   VALUE          NET         GAINS OR       FROM NET    DISTRIBUTIONS     VALUE
                 BEGINNING    INVESTMENT     (LOSSES) ON    INVESTMENT       FROM          END OF
                 OF PERIOD   INCOME (LOSS)   INVESTMENTS      INCOME     CAPITAL GAINS     PERIOD
                 ---------------------------------------------------------------------------------
SPECIAL EQUITY FUND
INSTITUTIONAL CLASS
1997             $ 20.43       $ 0.16         $ 6.98        $ (0.16)        $ (3.20)      $ 24.21
1996               17.89         0.25           3.95          (0.24)          (1.42)        20.43
1995               17.30         0.38           1.61          (0.38)          (1.02)        17.89
1994(6)            16.34         0.22           0.96          (0.22)             --         17.30
RETAIL CLASS A
1997             $ 20.41       $ 0.11         $ 6.98        $ (0.11)        $ (3.20)      $ 24.19
1996               17.89         0.20           3.94          (0.20)          (1.42)        20.41
1995               17.30         0.35           1.60          (0.34)          (1.02)        17.89
1994               15.81         0.28           2.52          (0.28)          (1.03)        17.30
1993               13.61         0.23           2.32          (0.25)          (0.10)        15.81
1992               12.98         0.21           1.61          (0.27)          (0.92)        13.61
1991(8)            10.33         0.30           2.61          (0.26)             --         12.98
1990(9)            12.96         0.47          (2.03)         (0.46)          (0.61)        10.33
1989(9)            11.55         0.47           1.39          (0.41)          (0.04)        12.96
1988(9)(10)        10.03         0.34           1.57          (0.39)             --         11.55
RETAIL CLASS B
1997             $ 20.31       $ 0.02         $ 6.85        $ (0.02)        $ (3.20)      $ 23.96
1996               17.83         0.09           3.91          (0.10)          (1.42)        20.31
1995               17.29         0.29           1.51          (0.24)          (1.02)        17.83
1994(5)            16.51         0.01           0.85          (0.08)             --         17.29

REGIONAL EQUITY FUND
INSTITUTIONAL CLASS
1997             $ 17.75       $ 0.05         $ 6.18        $ (0.13)        $ (0.69)      $ 23.16
1996               17.13         0.09           1.70          (0.06)          (1.11)        17.75
1995               12.52         0.11           4.90          (0.08)          (0.32)        17.13
1994(6)            12.41         0.07           0.11          (0.07)             --         12.52
RETAIL CLASS A
1997             $ 17.71       $ 0.03         $ 6.14        $ (0.07)        $ (0.69)      $ 23.12
1996               17.12         0.04           1.70          (0.04)          (1.11)        17.71
1995               12.52         0.08           4.90          (0.06)          (0.32)        17.12
1994               11.96         0.08           0.71          (0.07)          (0.16)        12.52
1993(7)            10.00         0.05           1.96          (0.05)             --         11.96
RETAIL CLASS B
1997             $ 17.47       $(0.03)        $ 5.97        $    --         $ (0.69)      $ 22.72
1996               16.99        (0.04)          1.64          (0.01)          (1.11)        17.47
1995               12.50         0.04           4.80          (0.03)          (0.32)        16.99
1994(5)            12.19           --           0.33          (0.02)             --         12.50



                       [WIDE TABLE CONTINUED FROM ABOVE]


                                                          RATIO OF
                                         RATIO OF NET    EXPENSES TO
                            RATIO OF      INVESTMENT       AVERAGE                  AVERAGE
             NET ASSETS    EXPENSES TO    INCOME/LOSS    NET ASSETS   PORTFOLIO   COMMISSION
 TOTAL         END OF       AVERAGE       TO AVERAGE     (EXCLUDING    TURNOVER      RATE
RETURN (A)  PERIOD (000)   NET ASSETS     NET ASSETS      WAIVERS)       RATE         (B)
--------------------------------------------------------------------------------------------


 40.25%      $509,308        0.89%           0.82%          0.90%         82%      $ 0.0691
 25.61        247,828        0.88            1.35           0.88         143         0.0673
 12.84        201,786        0.88            2.30           0.95          72             --
 7.31+        128,806        0.79            1.93           1.03         116             --

 39.93%      $ 35,207        1.14%           0.58%          1.15%         82%      $ 0.0691
 25.23         17,987        1.13            1.06           1.13         143         0.0673
 12.63         11,609        1.09            2.08           1.20          72             --
 18.70          7,333        0.81            1.88           1.23         116             --
 18.91         81,899        0.81            2.07           1.31         104             --
 15.17          3,586        1.50            1.61           4.18         146             --
 28.38+         3,423        1.50            2.60           5.13         116             --
(13.24)         2,761        1.50            4.09           4.21         113             --
 17.41          2,000        1.38            4.07           8.68         102             --
 19.56+           578        1.20            4.02          15.60          51             --

 38.81%      $ 36,649        1.90%          (0.18)%         1.90%         82%      $ 0.0691
 24.35         12,847        1.88            0.25           1.88         143         0.0673
 11.64          4,847        1.88            1.22           1.95          72             --
  5.22+           370        1.68            0.47           2.03         116             --



 36.49%      $351,007        0.90%           0.35%          0.90%         17%      $ 0.0699
 11.27        259,138        0.88            0.49           0.90          36         0.0697
 41.40        188,583        0.84            0.78           0.95          42             --
  1.46+        96,045        0.80            0.82           1.05          41             --

 36.13%      $ 37,677        1.15%           0.11%          1.15%         17%      $ 0.0699
 10.97         25,325        1.13            0.24           1.15          36         0.0697
 41.17         14,917        1.05            0.58           1.20          42             --
  6.76          8,345        0.82            0.59           1.25          41             --
 20.17+        58,427        0.80            0.59           1.30          28             --

 35.18%      $ 39,683        1.90%          (0.65)%         1.90%         17%      $ 0.0699
 10.14         27,671        1.88           (0.52)          1.90          36         0.0697
 39.98          7,630        1.84           (0.25)          1.95          42             --
  2.73+           185        1.80           (0.41)          2.05          41             --


*    All ratios for the period have been annualized.

+    Returns are for the period indicated and have not been annualized.

(A)  Excluding sales charges.

(B) Beginning in 1996, average commission rate paid per share is disclosed for all applicable security purchases and sales subject to commissions. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

(1) Institutional class shares have been offered since August 2, 1994. All ratios for the period have been annualized.

(2) On April 28, 1994 the Board of Directors approved a change in this fund's fiscal year end from November 30 to September 30, effective September 30, 1994. On April 28, 1994, shareholders of the fund approved a change in the adviser from Boulevard National Bank to U.S. Bank National Association, formerly First Bank N.A. All ratios for the period have been annualized.

(3)  For the Period ended November 30.

(4) Commenced operations on December 18, 1992. All ratios for the period have been annualized.

(5) Retail Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.

(6) Institutional Class shares have been offered since February 4, 1994. All ratios for the period have been annualized.

(7) Commenced operations on December 14, 1992. All ratios for the period have been annualized.

(8) On September 3, 1991, the Board of Directors of FAIF approved a change in the FAIF's fiscal year end from October 31 to September 30, effective September 30, 1991. All ratios for the period have been annualized.

(9)  For the period ended October 31.

(10) Commenced operations on December 22, 1987. All ratios for the period have been annualized.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                    For the periods ended September 30, 1997
                 For a share outstanding throughout the period

                                          REALIZED
                                             AND
               NET ASSET       NET       UNREALIZED     DIVIDENDS                   NET ASSET             NET ASSETS
                 VALUE     INVESTMENT     GAINS OR      FROM NET    DISTRIBUTIONS     VALUE       TOTAL     END OF
               BEGINNING     INCOME      (LOSSES) ON   INVESTMENT       FROM          END OF      RETURN    PERIOD
               OF PERIOD     (LOSS)      INVESTMENTS     INCOME     CAPITAL GAINS     PERIOD       (A)       (000)
               -----------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND
INSTITUTIONAL CLASS
1997           $ 14.79      $ (0.04)       $ 3.55       $    --       $ (0.66)       $ 17.64      25.19%    $151,607
1996             13.41        (0.03)         1.77         (0.01)        (0.35)         14.79      13.39       73,025
1995             10.56         0.03          2.99         (0.02)        (0.15)         13.41      29.16       41,716
1994(2)          10.00         0.01          0.56         (0.01)           --          10.56       5.68+       6,849
RETAIL CLASS A
1997           $ 14.77      $ (0.07)       $ 3.51       $    --       $ (0.66)       $ 17.55      24.73%    $  5,270
1996             13.40        (0.06)         1.78            --         (0.35)         14.77      13.21        1,867
1995             10.57         0.01          2.99         (0.02)        (0.15)         13.40      28.82          386
1994(2)          10.00         0.01          0.57         (0.01)           --          10.57      5.88+           91
RETAIL CLASS B
1997           $ 14.53      $ (0.16)       $ 3.44       $    --       $ (0.66)       $ 17.15      24.01%    $  1,263
1996             13.29        (0.12)         1.71            --         (0.35)         14.53      12.32          799
1995             10.55        (0.03)         2.92            --         (0.15)         13.29      27.89          268
1994(3)           9.89        (0.01)         0.67            --            --          10.55       6.67+          18

MICRO CAP VALUE FUND
INSTITUTIONAL CLASS
1997(1)        $ 10.00      $    --        $ 0.95       $    --       $    --        $ 10.95       9.50%    $246,601
RETAIL CLASS A
1997(1)        $ 10.00      $    --        $ 0.96       $    --       $    --        $ 10.96       9.60%    $     44
RETAIL CLASS B
1997(1)        $ 10.00      $    --        $ 0.95       $    --       $    --        $ 10.95       9.50%    $     50


INTERNATIONAL FUND
INSTITUTIONAL CLASS
1997           $ 10.31      $  0.03        $ 3.06       $ (0.17)(C)   $    --        $ 13.23      30.38%    $217,414
1996             10.30        (0.01)         0.22         (0.20)(C)        --          10.31       2.11      135,238
1995             10.22         0.01          0.07            --            --          10.30       0.78       94,400
1994(2)          10.00        (0.01)         0.23            --            --          10.22       2.20+      47,963
RETAIL CLASS A
1997           $ 10.28      $  0.01        $ 3.04       $ (0.15)(C)   $    --        $ 13.18      30.03%    $  8,003
1996             10.28        (0.02)         0.20         (0.18)(C)        --          10.28       1.84        1,964
1995             10.21           --          0.07            --            --          10.28       0.69          876
1994(4)           9.98        (0.01)         0.24            --            --          10.21       2.30+         464
RETAIL CLASS B
1997           $ 10.14      $ (0.08)       $ 3.01       $ (0.10)(C)   $    --        $ 12.97      29.13%    $  2,188
1996             10.20        (0.07)         0.17         (0.16)(C)        --          10.14       1.02        1,175
1995             10.21        (0.03)         0.02            --            --          10.20      (0.10)         306
1994(3)          10.23        (0.01)        (0.01)           --            --          10.21      (0.20)+         22

HEALTH SCIENCES FUND
INSTITUTIONAL CLASS
1997           $  9.87      $ (0.01)       $ 2.33       $ (0.01)      $ (0.10)       $ 12.08      23.89%    $ 41,243
1996(5)          10.00         0.03         (0.15)        (0.01)           --           9.87      (1.20)+     12,485
RETAIL CLASS A
1997           $  9.86      $ (0.01)       $ 2.30       $    --       $ (0.10)       $ 12.05      23.60%    $    849
1996(5)          10.00         0.01         (0.14)        (0.01)           --           9.86      (1.32)+        629
RETAIL CLASS B
1997           $  9.81      $ (0.01)       $ 2.20       $    --       $ (0.10)       $ 11.90      22.69%    $    516
1996(5)          10.00        (0.02)        (0.16)        (0.01)           --           9.81      (1.86)+        281

TECHNOLOGY FUND
INSTITUTIONAL CLASS
1997           $ 19.29      $ (0.06)       $ 3.12       $    --       $ (2.06)       $ 20.29      17.95%    $148,659
1996             18.24        (0.04)         2.98            --         (1.89)         19.29      18.85       64,602
1995             11.19        (0.03)         7.31            --         (0.23)         18.24      66.22       29,272
1994(2)          10.00        (0.01)         1.20            --            --          11.19      11.90+       6,491
RETAIL CLASS A
1997           $ 19.25      $ (0.11)       $ 3.12       $    --       $ (2.06)       $ 20.20      17.71%    $  5,564
1996             18.24        (0.05)         2.95            --         (1.89)         19.25      18.60        4,799
1995             11.19        (0.03)         7.31            --         (0.23)         18.24      66.22        1,464
1994(2)          10.00        (0.01)         1.20            --            --          11.19      11.90+          61
RETAIL CLASS B
1997           $ 18.85      $ (0.20)       $ 2.99       $    --       $ (2.06)       $ 19.58      16.82%    $  8,463
1996             18.02        (0.14)         2.86            --         (1.89)         18.85      17.75        4,881
1995             11.17        (0.04)         7.12            --         (0.23)         18.02      64.52        2,031
1994(3)           9.85        (0.02)         1.34            --            --          11.17      13.40+           2



                       [WIDE TABLE CONTINUED FROM ABOVE]


               RATIO OF      RATIO OF
                 NET        EXPENSES TO
 RATIO OF     INVESTMENT      AVERAGE                   AVERAGE
EXPENSES TO   INCOME/LOSS    NET ASSETS    PORTFOLIO   COMMISSION
  AVERAGE     TO AVERAGE     (EXCLUDING    TURNOVER       RATE
NET ASSETS    NET ASSETS      WAIVERS)       RATE          (B)
-----------------------------------------------------------------


   0.90%        (0.28)%        0.91%          54%       $ 0.0681
   0.89         (0.24)         0.96           39          0.0700
   0.84          0.20          1.19           51              --
   0.80          0.23          2.59           19              --

   1.15%        (0.51)%        1.16%          54%       $ 0.0681
   1.14         (0.52)         1.21           39          0.0700
   1.04          0.00          1.44           51              --
   0.79          0.23          2.84           19              --

   1.90%        (1.28)%        1.91%          54%       $ 0.0681
   1.89         (1.26)         1.96           39          0.0700
   1.84         (0.83)         2.19           51              --
   1.80         (0.85)         3.59           19              --



   0.90%        (0.02)%        1.07%           0%       $ 0.0676

   1.15%        (0.25)%        1.32%           0%       $ 0.0676

   1.90%        (1.04)%        2.07%           0%       $ 0.0676




   1.67%         0.06%         1.67%          96%       $ 0.0199
   1.72         (0.06)         1.72          100          0.0345
   1.74          0.12          1.81           57              --
   1.75         (0.19)         2.05           16              --

   1.92%        (0.09)%        1.92%          96%       $ 0.0199
   1.97         (0.28)         1.97          100          0.0345
   1.93         (0.13)         2.06           57              --
   1.75         (0.26)         2.30           16              --

   2.67%        (0.94)%        2.67%          96%       $ 0.0199
   2.72         (0.96)         2.72          100          0.0345
   2.76         (0.95)         2.81           57              --
   2.75         (0.71)         3.05           16              --



   0.90%         0.06%         1.04%          54%       $ 0.0695
   0.90          0.43          1.87           19          0.0700

   1.15%        (0.20)%        1.29%          54%       $ 0.0695
   1.15          0.18          2.12           19          0.0700

   1.90%        (0.94)%        2.04%          54%       $ 0.0695
   1.90         (0.61)         2.87           19          0.0700



   0.90%        (0.41)%        0.92%         150%       $ 0.0675
   0.90         (0.60)         1.01          119          0.0700
   0.88         (0.35)         1.30           74              --
   0.80         (0.21)         3.12           43              --

   1.15%        (0.59)%        1.17%         150%       $ 0.0675
   1.15         (0.85)         1.26          119          0.0700
   1.13         (0.61)         1.55           74              --
   0.80         (0.21)         3.37           43              --

   1.90%        (1.41)%        1.92%         150%       $ 0.0675
   1.90         (1.60)         2.01          119          0.0700
   1.88         (1.41)         2.30           74              --
   1.80         (1.44)         4.12           43              --


*    All ratios for the period have been annualized.

+    Returns are for the period indicated and have not been annualized.

(A)  Excluding sales charges.

(B) Beginning in 1996, average commission rate paid per share is disclosed for all applicable security purchases and sales subject to commissions. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

(C) Represents a distribution in excess of net investment income due to the tax treatment of foreign currency related transactions.

(1) Commenced operations on August 9,1997. All ratios for the period have been annualized.

(2) Commenced operations on April 4, 1994. All ratios for the period have been annualized.

(3) Retail Class B shares have been offered since August 15, 1994. All ratios for the period have been annualized.

(4) Retail Class A shares have been offered since April 7, 1994. All ratios for the period have been annualized.

(5) Commenced operations on January 31, 1996. All ratios for the period have been annualized.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


1  ORGANIZATION

The First American Prime Obligations Fund, Government Obligations Fund and Treasury Obligations Fund are funds offered by First American Funds, Inc.
(FAF). The First American Limited Term Income Fund, Intermediate Term Income Fund, Intermediate Government Bond Fund, Fixed Income Fund, California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, Asset Allocation Fund, Balanced Fund, Real Estate Securities Fund, Equity Income Fund, Equity Index Fund, Stock Fund, Diversified Growth Fund, Special Equity Fund, Regional Equity Fund, Emerging Growth Fund, Micro Cap Value Fund, International Fund, Health Sciences Fund, and Technology Fund are funds offered by First American Investment Funds, Inc. (FAIF). FAF and FAIF (collectively the "Funds") are registered under the Investment Company Act of 1940, as amended, as open end, management investment companies. The Funds' articles of incorporation permit the Board of Directors to create additional funds in the future.

FAF offers Class A, Class B, Class C and Class D shares. Class B shares are only available pursuant to an exchange for Class B shares of another fund in the First American family. Class B shares may also be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C and D shares are offered only to qualifying institutional investors. Class A and B shares are not offered by the Government Obligations Fund or Treasury Obligations Fund.

FAIF offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares have no sales charge and are offered only to qualifying institutional investors.

The Funds' prospectuses provides a description of each Fund's investment objectives, policies and strategies. All classes of shares in FAF and FAIF have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.

2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION -- Investment securities held by FAF are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

Security valuations for FAIF Fund investments are furnished by an independent pricing service that has been approved by the Board of Directors. Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day, other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents as of 12:00 p.m. EST each day. In the event that there is a material change in the exchange rates between 12:00 p.m. EST and the time the Funds' net asset value is calculated, the net asset value of the Fund will be calculated using the revised exchange rates.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- The Funds record security transactions on the trade date of the security

                         NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for FAF are declared on a daily basis and are payable on the first business day of the following month.

Limited Term Income Fund, Intermediate Term Income Fund, Intermediate Government Bond Fund, Fixed Income Fund, California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, Asset Allocation Fund, Balanced Fund, Equity Income Fund, Equity Index Fund, Stock Fund, Diversified Growth Fund and Special Equity Fund declare and pay income dividends monthly. Real Estate Securities Fund, Regional Equity Fund, Emerging Growth Fund, Micro Cap Value Fund, Health Sciences Fund and Technology Fund declare and pay income dividends quarterly.

A portion of the quarterly distributions of the Real Estate Securities Fund may be a return of capital. International Fund declares and pays dividends annually. Any net realized capital gains on sales of securities for a fund are distributed to shareholders at least annually.

FEDERAL TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, foreign currency gains and losses, the "market-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes, the character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises. In the Regional Equity Fund, a permanent difference resulted from a redemption-in-kind in the amount of $6,712,162 in 1997. Associated with the redemption-in-kind were realized gains of $1,583,477 were recognized for book purposes but not for tax purposes.

On the Statement of Net Assets the following adjustments were made (000):


                               ACCUMULATED     UNDISTRIBUTED
                               NET REALIZED    NET INVESTMENT
                               GAIN (LOSS)         INCOME        PAID-IN-CAPITAL
                               ------------    --------------    ---------------
Limited Term Income Fund        $     --          $    11          $  (11)
Intermediate Government Bond          --                3              (3)
Real Estate Securities Fund           --             (153)            153
Equity Income                         --                8              (8)
Diversified Growth Fund               --                9              (9)
Regional Equity Fund              (1,583)              --           1,583
Emerging Growth Fund                (355)             355              --
Micro Cap Value Fund                  (7)               7              --
International Fund               (11,383)          11,383              --
Technology Fund                       --              582            (582)


FUTURES TRANSACTIONS -- In order to gain exposure to or protect against changes in the market, certain funds may enter into S&P Stock Index futures contracts and other stock futures contracts.

Upon entering into a futures contract, the fund is required to deposit cash or pledge "U.S." Government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contracts.

REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation or registered broker dealers whom the Adviser or Sub-Adviser deems creditworthy

                         NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a fund may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund are maintained in U.S. dollars on the following bases:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Fund enters into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded as the International Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The International Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.

EXPENSES -- Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a fund are allocated to the respective class on the basis of the relative net asset value each day.

OPTIONS TRANSACTIONS -- In order to hedge against market risks certain funds may write covered call options and purchase put options on stock indices. Options are valued daily based upon the last sales price on the principal exchange on which the option is traded, and the fund records the unrealized gain or loss. A fund will realize a gain or loss upon the expiration or closing of the options contract.

SECURITIES LENDING -- Each fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. The funds' policy is to maintain collateral in the form of cash, United States' Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then marked to market daily until the securities are returned.

                         NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3 FEES AND EXPENSES

Pursuant to an investment advisory agreement (the Agreement), U.S. Bank
National Association (the Adviser) manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay the Adviser a monthly fee based upon average daily net assets. The fee for each of the FAF funds is equal to an annual rate of
 .40% of the average daily net assets. The fee for each of the FAIF funds, other than the International Fund, is equal to an annual rate of .70% of the average daily net assets. Marvin & Palmer Associates, Inc., serves as Sub-Adviser to the International Fund pursuant to a Sub-Advisory Agreement with the Adviser. The fee for the International Fund is equal to an annual rate of 1.25% of average daily net assets.

FAIF funds may invest in FAF funds, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Adviser reimburses to each FAIF fund an amount equal to the investment advisory fee earned by FAF related to such investments.

Through a separate contractual agreement, First Trust National Association, an affiliate of the Adviser, serves as the Funds' custodian. In the Statement of Operations, expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances.

SEI Investments Distribution Co. (SIDCO.) and SEI Investments Management Corporation, (SIMC) serve as distributor and administrator of the Funds, respectively. Under the distribution plan, each of the funds pay SID CO a monthly distribution fee of .25% of each fund's average daily net assets of the Retail Class A shares, 1.00% of the Retail Class B shares and .15% of the Corporate Trust Class D shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by Institutional Class C shares. SIMC provides administrative services, including certain accounting, legal and shareholder services, at an annual rate of .07% of each FAF Fund's, and .12% of each FAIF fund's, average daily net assets, with a minimum annual fee of $50,000 per fund. To the extent that the aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate of each FAF fund is reduced to .055% and each FAIF fund is reduced to .105%. Effective July 1, 1997 the funds in operation were no longer subject to the $50,000 minimum.

In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

For the period ended September 30, 1997, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

DST Systems, Inc. provides transfer agent services for the Funds.

A Contingent Deferred Sales Charge (CDSC) is imposed on redemptions made in the Retail Class B. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.


                                  CONTINGENT DEFERRED SALES CHARGE
                                     AS A PERCENTAGE OF DOLLAR
      YEAR SINCE PURCHASE             AMOUNT SUBJECT TO CHARGE
      -------------------         --------------------------------
             First                              5.00%
             Second                             5.00%
             Third                              4.00%
             Fourth                             3.00%
             Fifth                              2.00%
             Sixth                              1.00%
             Seventh                            0.00%
             Eighth                             0.00%


For the period ended September 30, 1997, sales charges retained by SIDCO for distributing the Funds' shares were approximately $171,000.

                         NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


4  INVESTMENT SECURITY TRANSACTIONS

During the period ended September 30, 1997, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):


                                  U.S. GOVERNMENT           OTHER INVESTMENT
                                     SECURITIES                SECURITIES
                              ------------------------   --------------------
                               PURCHASES       SALES     PURCHASES    SALES
                              -----------   ----------   ---------   --------
Limited Term
 Income Fund                    $ 39,121    $ 49,230     $ 83,591    $ 56,905
Intermediate Term
 Income Fund                     198,246     236,304       24,160       6,068
Intermediate Government
 Bond Fund                        45,570      34,998           --          --
Fixed Income Fund                669,933     647,270       58,392      31,057
California Intermediate Tax
 Free Fund                            --          --        2,824         856
Colorado Intermediate Tax
 Free Fund                            --          --       10,321       5,329
Intermediate Tax
 Free Fund                            --          --      138,506     139,936
Minnesota Insured
 Intermediate Tax
 Free Fund                            --          --       55,990      48,843
Oregon Intermediate Tax Free
 Fund                                 --          --        8,799       7,600
Asset Allocation Fund             21,759      22,679       11,797      46,097
Balanced Fund                    197,026     185,127      132,330     126,988
Real Estate
 Securities Fund                      --          --       21,088       4,189
Equity Income Fund                    --          --       82,020      73,264
Equity Index Fund                     --          --      111,983      36,573
Stock Fund                            --          --      595,926     436,611
Diversified Growth Fund               --          --      167,536     183,843
Special Equity Fund                   --          --      408,488     337,703
Regional Equity Fund                  --          --       61,542      53,270
Emerging Growth Fund                  --          --       60,782      59,566
Micro Cap Value Fund                  --          --        1,153      20,247
International Fund                    --          --      199,604     152,144
Health Sciences Fund                  --          --        8,351      16,904
Technology Fund                       --          --      172,395     176,190


At September 30, 1997 the total cost of securities for Federal income tax purposes, was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the funds at September 30, 1997 is as follows (000):


                                    AGGREGATE       AGGREGATE
                                      GROSS           GROSS
                                   APPRECIATION    DEPRECIATION      NET
                                   ------------    ------------    -------
Limited Term Income Fund             $   512          $(135)        $  377
Intermediate Term
  Income Fund                          1,774           (341)         1,433
Intermediate Government
 Bond Fund                             3,919            (53)         3,866
Fixed Income Fund                     11,402           (762)        10,640
California Intermediate Tax Free
 Fund                                  1,239            (10)         1,229


                                    AGGREGATE       AGGREGATE
                                      GROSS           GROSS
                                   APPRECIATION    DEPRECIATION      NET
                                   ------------    ------------    -------
Colorado Intermediate
 Tax Free Fund                          2,699             (3)         2,696
Minnesota Insured Intermediate
 Tax Free Fund                         10,804           (194)        10,610
Oregon Intermediate Tax Free
 Fund                                   6,199           (128)         6,071
Intermediate Tax Free Fund             13,881           (255)        13,626
Asset Allocation Fund                  12,760           (291)        12,469
Balanced Fund                          85,039         (1,704)        83,335
Real Estate Securities Fund             9,283            (72)         9,211
Equity Income Fund                    125,990         (3,044)       122,946
Equity Index Fund                     216,435         (5,040)       211,395
Stock Fund                            288,108         (6,627)       281,481
Diversified Growth Fund               291,393         (5,341)       286,052
Special Equity Fund                   124,258         (9,938)       114,320
Regional Equity Fund                  157,638        (12,302)       145,336
Emerging Growth Fund                   51,428         (9,730)        41,698
Micro Cap Value Fund                  101,163        (12,731)        88,432
International Fund                     43,442         (1,226)        42,216
Health Sciences Fund                   12,172         (3,128)         9,044
Technology Fund                        46,454         (3,374)        43,080


As of September 30, 1997, the following funds have capital loss carryforwards
(000):



                                                     EXPIRATION
                                        AMOUNT          DATE
                                        ------       ----------
Government Obligations Fund             $   37        2003-2005
Limited Term Income Fund*                4,058        2000-2005
Intermediate Government Bond Fund          223        2002-2006


*Includes carryover acquired in connection with Managed Income merger, the ability to utilize these losses to offset gains may be limited in future years.

The Government Obligations Fund, Intermediate Term Income and Intermediate Term Government Bond incurred losses in the amount of $6,000, $159,000, and $161,000 from November 1, 1996 to September 30, 1997. As permitted by tax regulations, the funds' intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 1998.

5 DEFERRED ORGANIZATIONAL COSTS

Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations on a straight-line basis.

6 FORWARD FOREIGN CURRENCY CONTRACTS

The International Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions and in connection with portfolio purchases and sale of securities denominated in a foreign currency. Such contracts, which protect the value of the

                         NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contracts were outstanding at September 30, 1997.


                                                           IN           NET
                                         CONTRACTS TO   EXCHANGE     UNREALIZED
                       SETTLEMENT          DELIVER         FOR      DEPRECIATION
                         DATES              (000)         (000)        (000)
                       ---------         ------------   --------    ------------
Foreign Currency Sales:
                        10/17/97    CH        7,830     $ 5,282        $(117)
                        10/17/97    DK          870         126           (4)
                        10/17/97    DM       15,120       8,333         (237)
                        10/17/97    FF       42,230       6,969         (163)
                        10/17/97    FI       13,640       2,515          (68)
                        10/17/97    IT    3,215,600       1,831          (32)
             10/1/97 to 10/17/97    JY    4,395,036      36,350         (169)
                        10/17/97    NG       18,630       9,164         (212)
                        10/17/97    SK       35,370       4,513         (149)
                        10/17/97    SP       85,560         560          (14)
                        10/17/97    UK        5,700       9,101          (68)
                                                        -------      -------
                                                        $84,744      $(1,233)
                                                        =======      =======
Foreign Currency Purchases:
                        10/01/97    DM        1,852     $ 1,057      $    (8)
                        10/01/97    IT      190,391         110           --
                        10/17/97    UK        5,700       9,280         (111)
                                                        =======      =======
                                                         10,447         (119)


          CURRENCY LEGEND
          ---------------
          CH  Swiss Frank               JY  Japanese Yen
          DK  Danish Krone              NG  Netherlands Guilder
          DM  German Mark               NK  Norwegian Kroner
          FF  French Franc              SK  Swedish Krona
          FI  Finnish Mark              SP  Spanish Peseta
          IT  Italian Lira              UK  British Pounds Sterling


7 FUTURES CONTRACTS

The Equity Index Fund's investment in S&P 500 Index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of fund assets devoted to replicating the composition of the S&P 500 Index while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains or losses on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains or losses for Federal income tax purposes. At September 30, 1997, open long S&P 500 Index futures contracts were as follows:



                         MARKET VALUE
            NUMBER        COVERED BY                     UNREALIZED
              OF          CONTRACTS       SETTLEMENT     GAIN/(LOSS)
           CONTRACTS        (000)           MONTH          (000)
           ---------     ------------     -----------    -----------
             28            $13,363        December 97     $ (23)
              4              1,909        December 97       (18)
              2                955        December 97        (4)
              1                477        December 97        (3)
                                                          ------
                                                          $ (48)
                                                          ======


8 OPTIONS TRANSACTIONS

The Special Equity Fund wrote covered call options and bought put options on stock indices during the period. These transactions, which were undertaken principally to hedge against market risk, entail certain risks. These risks include the risk of imperfect correlation between movements of the index covered by the option and movement in the price of the fund's securities, and the risk of limited liquidity in the event the fund seeks to close out an options position before expiration by entering into an offsetting transaction. These transactions give the holder the right to receive upon exercise of the option a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Written options activity for Special Equity Fund for the period ended September 30, 1997 is as follows:




                                            CALL OPTIONS (000)
                                        -------------------------
                                         NUMBER OF     AMOUNT OF
                                          OPTIONS      PREMIUMS
                                        -----------   -----------
      Options outstanding at
        September 30, 1996                      0      $       0
      Options written                      19,600         57,913
      Options closed or expired           (19,600)       (57,913)
                                         --------      ---------
      Options outstanding at
        September 30, 1997                      0      $       0
                                         ========      =========


The fund realized losses of approximately $25,947,000 on written options in 1997.

                         NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


9 SECURITIES LENDING TRANSACTIONS

In order to generate additional income, certain funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at September 30, 1997, the collateral purchased with cash received and held at September 30, 1997 with respect to such loans, and income generated during fiscal 1997 from the program were as follows (000):


                                                           INCOME RECEIVED
                                     MARKET VALUE OF       FROM SECURITIES
            FUND                    LOANED SECURITIES          LENDING
----------------------------        -----------------      ---------------
Government Obligations                  $140,753                $ 17
Limited Term Income                       63,158                   8
Intermediate Term Income                 145,084                  35
Intermediate Government Bond              93,296                  29
Fixed Income                             327,971                 118
Asset Allocation                          25,570                  15
Balanced                                 127,385                  63
Real Estate Securities                     4,145                   2
Equity Income                             55,978                  17
Equity Index                             200,270                  52
Stock                                    254,548                  80
Diversified Growth                       188,727                  68
Special Equity*                               --                  43
Regional Equity                           61,305                  19
Emerging Growth                           26,087                  41
Health Sciences                           11,513                  25
Technology                                54,678                  58


                                               MARKET VALUE OF
                                             COLLATERAL PURCHASED
                                              WITH CASH RECEIVED
                                ----------------------------------------------
                                                            OTHER
                                               MONEY        FIXED
                                REPURCHASE     MARKET       INCOME
             FUND               AGREEMENTS   INSTRUMENT   SECURITIES    TOTAL
----------------------------    ----------   ----------   ----------  --------
Government Obligations           $144,884      $   --      $    --    $144,884
Limited Term Income                57,703         609        6,136      64,448
Intermediate Term Income          132,449       1,398       14,085     147,932
Intermediate Government Bond       95,661                               95,661
Fixed Income                      300,437       3,171       31,948     335,556
Asset Allocation                   26,398                               26,398
Balanced                          116,611       1,231       12,400     130,242
Real Estate Securities              3,606          38          383       4,027
Equity Income                      51,379         542        5,464      57,385
Equity Index                      185,712       1,960       19,748     207,420
Stock                             242,922       2,564       25,832     271,318
Diversified Growth                174,816       1,845       18,590     195,251
Special Equity*                        --          --           --
Regional Equity                    56,083         592        5,964      62,639
Emerging Growth                    25,094         265        2,669      28,028
Health Sciences                    10,979         116        1,167      12,262
Technology                         51,587         544        5,486      57,617


*    Special Equity did not have any securities on loan at September 30, 1997.


10 CONCENTRATION OF CREDIT RISK

The Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund invest in debt instruments of municipal issuers. Although these funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

The California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Minnesota Insured Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund and Intermediate Tax Free Fund invest in securities which include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At September 30, 1997, the percentage of portfolio investments by each revenue source was as follows (unaudited):



                                                         MINNESOTA
                           CALIFORNIA      COLORADO       INSURED         OREGON
                          INTERMEDIATE   INTERMEDIATE   INTERMEDIATE   INTERMEDIATE   INTERMEDIATE
                            TAX FREE       TAX FREE       TAX FREE       TAX FREE       TAX FREE
                              FUND           FUND           FUND           FUND           FUND
                          ------------   ------------   ------------   ------------   ------------
Revenue Bonds:
 Education                      3%             6%             3%             2%             6%
 Health Care Bonds              6              1             14              4              5
 Transportation Bonds           5              4              3              4              4
 Utility Bonds                  3             15             15             15             16
 Pollution Control
  Bonds                        17              4              4              2              1
 Public Facility Bonds         21              4             21              4              7
 Other                         10             12              9              3             18
General Obligations:           35             54             31             66             43
                             ----           ----           ----           ----           ----
                              100%           100%           100%           100%           100%
                             ====           ====           ====           ====           ====

The rating of long-term debt as a percentage of total value of investments at September 30, 1997 is as follows (unaudited):

                                                    MINNESOTA
                      CALIFORNIA      COLORADO       INSURED         OREGON
                     INTERMEDIATE   INTERMEDIATE   INTERMEDIATE   INTERMEDIATE   INTERMEDIATE
                       TAX FREE       TAX FREE       TAX FREE       TAX FREE       TAX FREE
                         FUND           FUND           FUND           FUND           FUND
                     ------------   ------------   ------------   ------------   ------------
Standard & Poor's/
Moody's Ratings:
 AAA/Aaa                 66.42%        52.79%         80.12%         44.36%         60.26%
 AA/Aa                   23.20          31.65          11.94          38.60          30.09
 A/A                     10.38          13.60           5.72          15.56           9.10
 BBB/Baa                  0.00           0.00           0.00           0.00           0.24
 NR                       0.00           1.96           2.22           1.48           0.31
                       -------        -------        -------        -------        -------
                        100.00%        100.00%        100.00%        100.00%        100.00%
                       =======        =======        =======        =======        =======

Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.

                         NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


11 FUND MERGERS

Fiscal 1996 -- On January 26, 1996 Stock Fund acquired all net assets of Limited Volatility Stock Fund pursuant to a plan of reorganization approved by the FAIF shareholders on January 22, 1996. The acquisition was accompanied by a tax-free exchange of 1,445,879 shares of Limited Volatility Stock Fund Institutional Class for 917,421 shares of Stock Fund Institutional Class outstanding as of the close of business on January 26, 1996. Limited Volatility Stock Fund net assets at that date were combined with those of Stock Fund's. The aggregate net assets of Stock Fund and Limited Volatility Stock Fund before the acquisition were $372,522,635 and $17,976,532 (including $37,244 of accumulated net realized loss on investments, $3,597,192 of net unrealized appreciation of investments, and 14,416,584 of paid-in-capital for Institutional Class) respectively, resulting in combined net assets of $390,499,167 on January 26, 1996.



12 COMMON TRUST FUND CONVERSIONS

On December 6, 1996, certain Common Trust Funds of the Adviser and its affiliates were converted into FAIF. The funds that were involved in the conversion are as follows:


         COMMON TRUST FUND                            FAIF FUND
   ------------------------------            ----------------------------
   First Common Treasury                     Intermediate Government
     --Agency/Bond Fund                        Bond Fund
   First Common Taxable Bond Fund            Fixed Income Fund
   First Common Tax-Free
     National Bond Fund                      Intermediate Tax Free Fund
   First Common Tax-Free                     Minnesota Insured
     --Minnesota Bond Fund                   --Intermediate Tax Free Fund
   First Bank Milwaukee Personal
     Balanced Fund                           Asset Allocation Fund
   First Common Equity-Yield Fund            Equity Income Fund
   First Common Equity Fund                  Diversified Growth Fund
   First Common Special
     Equity Fund                             Special Equity Fund
   First Common Emerging
     Growth Fund                             Emerging Growth Fund
   First Common Equity
     --Health Care Fund                      Health Sciences Fund
   First Common Equity
     --Technology Fund                       Technology Fund


The assets, which consisted of securities and related receivables, were converted on a tax-free basis. The number of Institutional Class shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:


                                                              NET
                                                          UNREALIZED
      COMMON TRUST FUND                 ASSETS               GAIN
------------------------------       ------------        ------------
First Common Treasury
  --Agency/Bond Fund                 $ 31,832,839        $    560,293
First Common Taxable Bond Fund        123,756,766            (189,895)
First Common Tax Free National
  Bond Fund                           105,222,994           3,002,948
First Common Tax Free
  --Minnesota Bond Fund               201,900,453           6,992,690
First Bank Milwaukee Personal
  Balanced Fund                        66,843,196          12,434,569
First Common Equity Yield Fund         70,993,105          22,378,356
First Common Equity Fund              297,403,308         135,858,681
First Common Special
  Equity Fund                          80,932,553          10,524,327
First Common Emerging
  Growth Fund                          46,861,111           8,364,231
First Common Equity
  --Health Care Fund                   26,178,613           4,711,292
First Common Equity
 --Technology Fund                     67,008,994          15,928,190


         FAIF FUNDS                 NET ASSETS        SHARES ISSUED
----------------------------       ------------       -------------
Intermediate
  Government Bond Fund             $143,381,911        3,422,888
Fixed Income Fund                   431,289,324       11,333,040
Intermediate Tax Free Fund           70,908,408        9,833,928
Minnesota Insured
  Intermediate Tax Free Fund        105,299,568       20,250,804
Asset Allocation Fund                59,749,411        5,655,093
Equity Income Fund                   73,036,893        5,520,460
Diversified Growth Fund             248,697,158       20,826,561
Special Equity Fund                 301,197,052        4,323,320
Emerging Growth Fund                 74,220,124        3,471,194
Health Sciences Fund                 12,082,880        2,752,745
Technology Fund                      69,931,430        3,862,189


On February 21, 1997 a second common trust conversion took place. Certain Common Trust Funds of the Adviser and its affiliates were converted into FAIF. The funds involved in the conversion are as follows:


      COMMON TRUST FUND                      FAIF FUND
-----------------------------            ------------------
First Tier Intermediate                  Intermediate Term
  Bond Fund                              Income Fund
First Tier Bond Fund                     Fixed Income Fund
First Tier Tax-Exempt                    Intermediate Tax
  Income Fund                            Free Fund
First Tier Equity Income Fund            Equity Income Fund
First Tier Common Stock Fund             Stock Fund

                         NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


The assets, which consisted of securities and related receivables, were converted on a tax-free basis. The number of Institutional Class shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:

                                                    NET
                                                 UNREALIZED
   COMMON TRUST FUND            ASSETS              GAIN
-----------------------       ------------       -----------
First Tier Intermediate
  Bond Fund                   $ 74,982,089       $   105,821
First Tier Bond Fund            93,564,720           263,690
First Tier Tax-Exempt
  Income Fund                   80,284,045         2,176,951
First Tier Equity
  Income Fund                   76,626,806        26,423,113
First Tier Common
  Stock Fund                   177,038,746        77,659,640

        FAIF FUND             NET ASSETS     SHARES ISSUED
-------------------------    ------------    -------------
Intermediate Term  Income
 Fund                        $ 87,973,493      7,543,470
Fixed Income Fund             555,157,713      8,631,431
Intermediate Tax
  Free Fund                   176,465,910      7,428,033
Equity Income Fund            158,422,856      5,580,976
Stock Fund                    768,278,353      7,432,357


On August 8, 1997 a third conversion took place. Certain Common Trust Funds of the Adviser and its affiliates were converted into FAF or FAIF. The funds involved in the conversion are as follows:

         COMMON TRUST FUND                       ACQUIRING FUND
------------------------------------       --------------------------
US Bancorp Daily Intermediate Trust        Prime Obligations Fund
US Bancorp Daily Intermediate Trust        Treasury Obligations Fund
 Treasury
US Bancorp Short Term                      Limited Term Income Fund
US Bancorp Intermediate Bond               Intermediate Term Income
                                            Fund
US Bancorp California Municipal Bond       California Municipal Bond
First Tier California Bond                 California Municipal Bond
US Bancorp Oregon Municipal                Oregon Municipal Fund
US Bancorp National Municipal              Intermediate Tax Free Fund
US Bancorp Income Equity                   Equity Income Fund
US Bancorp Large Company Growth            Diversified Growth Fund
US Bancorp Small Companies Value           Micro Cap Fund


The assets which consisted of securities, and related receivable were converted on a tax-free basis. The number of shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:

                                                               NET
                                                           UNREALIZED
       COMMON TRUST FUND                  ASSETS           GAIN/(LOSS)
--------------------------------       ------------       -------------
US Bancorp Daily
  Intermediate Trust                   $140,497,316       $       --
US Bancorp Daily Intermediate
  Trust Treasury                          6,884,236               --
US Bancorp Short-Term                    71,475,884         (196,640)
US Bancorp Intermediate Bond            166,038,761         (723,590)
US Bancorp California                    10,891,465          387,008
 Municipal Bond
First Tier California Bond               21,321,364          738,717
US Bancorp Oregon Municipal             180,293,091        5,392,729
US Bancorp National Municipal           184,332,386        6,237,844
US Bancorp Income Equity                117,965,140       34,934,500
US Bancorp Large Company
 Growth                                  63,523,615       21,052,510
US Bancorp Small Companies Value        239,117,775       77,642,865

         MUTUAL FUNDS               NET ASSETS       SHARES ISSUED
------------------------------    --------------     -------------
Prime Obligations Fund            $3,851,371,412     140,497,316
Treasury Obligations Fund          3,574,473,062       6,884,236
Intermediate Term Income
 Fund                                158,975,985      16,754,668
Limited Term Income Fund             119,048,345       7,212,501
California Municipal Bond Fund                --       3,221,283
Oregon Municipal Fund                         --      18,029,309
Intermediate Tax Free Fund           253,893,940      17,131,263
Equity Income Fund                   260,221,997       7,700,074
Diversified Growth Fund              639,938,121       3,627,848
Micro Cap Fund                                --      23,911,778


The value and number of shares issued in exchange for each Common Trust Fund's assets and shares outstanding in the tax-free conversions are included in the capital share transactions of the Institutional Class in the Statement of Changes in Net Assets for each respective fund.

                         NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997


13 SUBSEQUENT EVENTS

The Board of Directors and Shareholders of the Qualivest Funds have approved, the reorganization of the following Qualivest Funds into the First American Family of Funds on November 21, 1997:


    QUALIVEST ACQUIRED FUND               FAF OR FAIF ACQUIRING FUND
--------------------------------         ---------------------------
Money Market Fund                        Prime Obligations Fund
US Treasury Money Market Fund            Treasury Obligations Fund
Tax-Free Money Market Fund               Tax Free Obligations Fund
                                          (New FAF Fund)
Small Companies Value Fund               Small Cap Value Fund
                                          (New FAIF Fund)
Intermediate Bond Fund                   Intermediate Term
                                          Income Fund
Diversified Bond Fund                    Fixed Income Fund
Optimized Stock Fund                     Equity Index Fund
Large Companies Values Fund              Stock Fund
International Opportunities Fund         International Index Fund
                                          (New FAIF Fund)


Under the proposed Agreement and Plan of Reorganization, the Qualivest Class A and Class C shares will be exchanged for Retail Class A shares of FAF or FAIF, and Qualivest Class Q and Class Y shares will be exchanged for Institutional shares of FAF or FAIF.

On November 21, 1997, the assets of Asset Allocation Fund will be reorganized into the Balanced Fund. Under the proposed Agreement and Plan of Reorganization, the Asset Allocation Class A, B, and C shares will be exchanged for Class A, B, and C shares of Balanced Fund.

The acquisitions will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method).

                             NOTICE TO SHAREHOLDERS
                               September 30, 1997

THE INFORMATION SET FORTH BELOW IS FOR THE FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF THE FUND. ACCORDINGLY, THE INFORMATION NEEDED BY SHAREHOLDERS FOR INCOME TAX PURPOSES WILL BE SENT TO THEM IN EARLY 1998. PLEASE CONSULT YOUR TAX ADVISER FOR PROPER TREATMENT OF THIS INFORMATION.


Dear First American Fund Shareholders:

     For the fiscal year ended September 30, 1997, each fund is designated long term capital gains and exempt income with regard to distributions paid during the year as follows:



                                              (A)
                                           LONG TERM            (B)               (C)
                                         CAPITAL GAINS    ORDINARY INCOME        TOTAL             (D)            (E)
                                         DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTIONS     QUALIFYING      TAX EXEMPT
FUND                                      (TAX BASIS)       (TAX BASIS)       (TAX BASIS)     DIVIDENDS (1)     INTEREST
---------------------------------------  -------------    ---------------    -------------    -------------    ----------
Prime Obligations                               0%             100%               100%              0%              0%
Government Obligations                          0%             100%               100%              0%              0%
Treasury Obligations                            0%             100%               100%              0%              0%
Limited Term Income                             0%             100%               100%              0%              0%
Intermediate Term Income                        5%              95%               100%              0%              0%
Intermediate Government Bond                    0%             100%               100%              0%              0%
Fixed Income                                    0%             100%               100%              0%              0%
California Intermediate Tax Free                1%              99%               100%              0%             98%
Colorado Intermediate Tax Free                  8%              92%               100%              0%             98%
Minnesota Insured Intermediate Tax Free         2%              98%               100%              0%            100%
Oregon Intermediate Tax Free                    0%             100%               100%              0%            100%
Intermediate Tax Free                           2%              98%               100%              0%             97%
Asset Allocation                               54%              46%               100%             19%              0%
Balanced                                       32%              68%               100%             18%              0%
Equity Income                                  20%              80%               100%             63%              0%
Equity Index                                   48%              52%               100%             89%              0%
Stock                                          42%              58%               100%             31%              0%
Diversified Growth                             54%              46%               100%             00%              0%
Special Equity                                 18%              82%               100%              9%              0%
Regional Equity                                48%              52%               100%             33%              0%
Emerging Growth                                88%              12%               100%              4%              0%
Micro Cap Value                                 0%             100%               100%              0%              0%
International                                   0%             100%               100%              0%              0%
Health Sciences                                 0%             100%               100%             23%              0%
Technology                                     53%              47%               100%              1%              0%


* Items (A) and (B) are based on a percentage of the fund's total distributions.

** Items (D) and (E) are based on a percentage of ordinary income distribution of the portfolio.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) Real Estate Securities Fund is not shown due to the fact that the tax year end is December 31st.

                             NOTICE TO SHAREHOLDERS
                               September 30, 1997

                 For taxpayers filing on a calendar year basis,
                this notice is for informational purposes only.


Dear First American International Fund Shareholder:

     The following is important information regarding foreign tax credits.

     The First American International Fund has made an election under Section 853 of the Internal Revenue Code to pass through the benefit of foreign tax credits to its shareholders. The information provided below is pertinent to taxpayers who meet the following criteria:

     1) File a U.S. Federal Income Tax Return on the basis of fiscal year ended September 30, 1997, and

     2) Held shares of the Fund on the dividend record date of December 20, 1996.

     The amount per share of income from and foreign taxes paid to each country is listed in the following schedule:


                   INSTITUTIONAL CLASS          RETAIL CLASS A           RETAIL CLASS B
                  ----------------------    ----------------------    ----------------------
                   GROSS       FOREIGN       GROSS       FOREIGN       GROSS       FOREIGN
COUNTRY           DIVIDEND    TAXES PAID    DIVIDEND    TAXES PAID    DIVIDEND    TAXES PAID
--------------    --------    ----------    --------    ----------    --------    ----------
Argentina          0.0016       0.0000       0.0014       0.0000       0.0009      0.0000
Canada             0.0006       0.0001       0.0005       0.0001       0.0004      0.0001
Chile              0.0033       0.0005       0.0029       0.0005       0.0021      0.0005
Finland            0.0004       0.0001       0.0004       0.0001       0.0003      0.0001
France             0.0115       0.0012       0.0103       0.0012       0.0073      0.0012
Germany            0.0065       0.0005       0.0058       0.0005       0.0041      0.0005
Hong Kong          0.0205       0.0000       0.0181       0.0000       0.0121      0.0000
India              0.0007       0.0001       0.0006       0.0001       0.0004      0.0001
Indonesia          0.0002       0.0000       0.0002       0.0000       0.0001      0.0000
Israel             0.0003       0.0000       0.0002       0.0000       0.0002      0.0000
Italy              0.0033       0.0004       0.0030       0.0004       0.0021      0.0004
Japan              0.0226       0.0027       0.0203       0.0027       0.0145      0.0027
Malaysia           0.0026       0.0006       0.0024       0.0006       0.0018      0.0006
Mexico             0.0015       0.0000       0.0013       0.0000       0.0009      0.0000
Netherlands        0.0161       0.0022       0.0145       0.0022       0.0104      0.0022
New Zealand        0.0005       0.0000       0.0004       0.0000       0.0003      0.0000
Norway             0.0014       0.0002       0.0013       0.0002       0.0009      0.0002
Peru               0.0033       0.0000       0.0029       0.0000       0.0020      0.0000
Philippines        0.0002       0.0001       0.0002       0.0001       0.0002      0.0001
Singapore          0.0024       0.0002       0.0021       0.0002       0.0015      0.0002
South Korea        0.0010       0.0000       0.0009       0.0000       0.0006      0.0000
Spain              0.0012       0.0001       0.0011       0.0001       0.0007      0.0001
Sweden             0.0078       0.0008       0.0070       0.0008       0.0049      0.0008
Switzerland        0.0095       0.0012       0.0085       0.0012       0.0061      0.0012
Thailand           0.0015       0.0001       0.0014       0.0001       0.0009      0.0001
United Kingdom     0.0247       0.0026       0.0221       0.0026       0.0156      0.0026
United States      0.0352       0.0000       0.0312       0.0000       0.0208      0.0000
                   ------       ------       ------       ------       ------      ------
                   0.1804       0.0137       0.1610       0.0137       0.1121      0.0137

                             NOTICE TO SHAREHOLDERS
                               September 30, 1997

SHAREHOLDERS VOTING RESULTS

A special meeting of shareholders was called for October 31, 1997, at which the shareholders of Asset Allocation Fund voted on a proposal to approve an agreement and plan for reorganization. The plan provided for the acquisition of all the assets and the assumption of all liabilities of Asset Allocation Fund by Balanced Fund. The results of the voting were as follows:


                        For             110,142
                        Against             665
                        Abstained         8,708


There were no other proposals voted on at such meeting.